NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
41,401 shares (cost $472,112)	$465,760
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
25,498 shares (cost $181,936)	172,368
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
38,730 shares (cost $453,196)	448,103
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
18,995 shares (cost $202,419)	190,520
Global Allocation V.I. Fund - Class III (MLVGA3)
2,734,498 shares (cost $39,930,246)	35,657,851
VIP Small Cap Value Series: Service Class (DWVSVS)
60,103 shares (cost $2,309,252)	2,018,244
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,870,827 shares (cost $204,014,690)	298,331,304
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
981,806 shares (cost $30,024,542)	37,858,447
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
1,676 shares (cost $57,405)	63,993
Floating-Rate Income Fund (ETVFR)
364,811 shares (cost $3,337,642)	3,210,336
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
17,339 shares (cost $202,680)	188,650
VA Situs Fund (HVSIT)
23,784 shares (cost $510,379)	412,406
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
28,795 shares (cost $401,962)	342,950
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
269,994 shares (cost $1,516,026)	1,439,065
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,838,961 shares (cost $16,691,770)	18,739,008
Balanced Portfolio: Service Shares (JABS)
2,429 shares (cost $66,168)	76,796
Flexible Bond Portfolio: Service Shares (JAFBS)
69,875 shares (cost $899,566)	884,621
Forty Portfolio: Service Shares (JACAS)
2,636,624 shares (cost $91,035,751)	92,492,786
Global Technology Portfolio: Service Shares (JAGTS)
3,636,467 shares (cost $24,935,171)	28,182,619
Overseas Portfolio: Service Shares (JAIGS)
1,837,267 shares (cost $70,929,716)	51,149,514
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
75,610 shares (cost $1,480,523)	1,187,080
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
10,336 shares (cost $181,030)	167,654
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)
123,138 shares (cost $709,154)	966,630

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

New Discovery Series - Service Class (MNDSC)
111,921 shares (cost $1,817,770)	$1,617,255
Value Series - Service Class (MVFSC)
1,908,430 shares (cost $28,619,903)	34,580,753
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
868,492 shares (cost $18,308,239)	19,219,722
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
10,340 shares (cost $81,291)	72,896
Core Plus Fixed Income Portfolio - Class I (MSVFI)
417,339 shares (cost $4,439,394)	4,277,727
Core Plus Fixed Income Portfolio - Class II (MSVF2)
58,150 shares (cost $587,188)	594,294
Emerging Markets Debt Portfolio - Class I (MSEM)
737,666 shares (cost $5,673,887)	5,495,614
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
4,141 shares (cost $45,319)	41,534
U.S. Real Estate Portfolio - Class I (MSVRE)
49,098 shares (cost $546,465)	995,703
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
56,886 shares (cost $582,341)	511,406
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
18,967 shares (cost $187,675)	177,527
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
7,746,788 shares (cost $116,904,561)	119,377,997
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
132,781 shares (cost $2,021,358)	2,035,536
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,089,445 shares (cost $41,698,776)	49,310,908
American Funds NVIT Bond Fund - Class II (GVABD2)
1,197,813 shares (cost $13,449,617)	13,583,200
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
743,448 shares (cost $18,029,829)	21,916,841
American Funds NVIT Growth Fund - Class II (GVAGR2)
392,310 shares (cost $22,806,341)	33,860,257
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
385,460 shares (cost $17,459,987)	21,127,085
Federated NVIT High Income Bond Fund - Class I (HIBF)
6,100,518 shares (cost $41,641,976)	36,908,136
NVIT Emerging Markets Fund - Class I (GEM)
1,494,201 shares (cost $17,019,209)	13,686,885
NVIT Emerging Markets Fund - Class II (GEM2)
32,393 shares (cost $370,529)	293,153
NVIT International Equity Fund - Class I (GIG)
2,027,808 shares (cost $21,607,719)	19,345,291
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
7,020 shares (cost $69,550)	66,477
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,533,699 shares (cost $57,795,762)	59,129,974
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
302,647 shares (cost $4,103,226)	4,052,440

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
341,693 shares (cost $3,356,498)	$3,259,750
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
886,095 shares (cost $9,834,905)	9,720,465
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
596,244 shares (cost $6,554,295)	6,397,701
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
789,582 shares (cost $8,553,753)	7,919,504
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,705,076 shares (cost $18,710,666)	18,500,072
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
805,773 shares (cost $8,427,703)	7,670,957
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
669,242 shares (cost $7,235,602)	7,100,661
NVIT Core Bond Fund - Class I (NVCBD1)
553,078 shares (cost $6,085,248)	5,785,194
NVIT Core Bond Fund - Class II (NVCBD2)
59,402 shares (cost $647,480)	619,567
NVIT Core Plus Bond Fund - Class II (NVLCP2)
416,304 shares (cost $4,819,390)	4,620,976
NVIT Nationwide Fund - Class I (TRF)
7,030,576 shares (cost $70,486,070)	102,435,496
NVIT Nationwide Fund - Class II (TRF2)
21,342 shares (cost $199,658)	309,677
NVIT Government Bond Fund - Class I (GBF)
10,679,423 shares (cost $124,284,252)	115,978,533
NVIT Government Bond Fund - Class II (GBF2)
199,974 shares (cost $2,307,973)	2,165,718
American Century NVIT Growth Fund - Class I (CAF)
1,365,908 shares (cost $21,335,734)	27,727,932
NVIT International Index Fund - Class VIII (GVIX8)
443,700 shares (cost $4,092,221)	3,842,444
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,826,381 shares (cost $28,942,832)	35,640,663
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
515,671 shares (cost $7,433,261)	7,652,563
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
110,241 shares (cost $1,895,712)	1,849,852
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
3,137,654 shares (cost $32,403,139)	31,125,528
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
13,548,208 shares (cost $129,243,375)	169,894,532
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,293,163 shares (cost $65,627,655)	83,636,142
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
4,318,156 shares (cost $43,726,402)	47,845,173
NVIT Mid Cap Index Fund - Class I (MCIF)
3,878,890 shares (cost $72,248,713)	87,081,077
NVIT Money Market Fund - Class I (SAM)
175,550,992 shares (cost $175,550,992)	175,550,992

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
3,809,631 shares (cost $45,290,182)	$39,086,816
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
622,405 shares (cost $6,947,235)	5,875,505
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
36,429 shares (cost $403,016)	341,344
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,752,166 shares (cost $21,428,968)	22,112,331
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
27,331 shares (cost $262,863)	342,457
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
755,713 shares (cost $8,810,805)	7,526,903
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
273,562 shares (cost $2,512,917)	2,710,999
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
6,746,687 shares (cost $68,125,967)	72,526,884
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
548,504 shares (cost $5,923,320)	5,731,863
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,031,547 shares (cost $61,764,778)	60,677,362
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,225,337 shares (cost $25,282,437)	22,497,179
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
16,365 shares (cost $294,966)	286,543
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,408,593 shares (cost $69,787,649)	84,465,252
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
55,176 shares (cost $608,907)	712,876
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,970,438 shares (cost $68,197,687)	81,751,317
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
57,035 shares (cost $984,729)	1,129,299
NVIT Multi-Sector Bond Fund - Class I (MSBF)
4,621,782 shares (cost $40,843,749)	40,117,066
NVIT Short Term Bond Fund - Class II (NVSTB2)
819,047 shares (cost $8,551,288)	8,321,513
NVIT Large Cap Growth Fund - Class I (NVOLG1)
17,886,216 shares (cost $299,372,318)	357,545,457
NVIT Large Cap Growth Fund - Class II (NVOLG2)
372,871 shares (cost $6,399,965)	7,423,859
Templeton NVIT International Value Fund - Class III (NVTIV3)
243,222 shares (cost $3,140,662)	2,646,256
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,563,321 shares (cost $19,480,092)	23,934,437
NVIT Real Estate Fund - Class I (NVRE1)
12,067,494 shares (cost $96,996,393)	78,318,036
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
6,982 shares (cost $82,979)	76,943
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
111,319 shares (cost $1,196,419)	1,087,585

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
24,003 shares (cost $243,029)	$235,954
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
29,468 shares (cost $311,443)	295,563
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
6,717 shares (cost $71,571)	67,710
NVIT Small Cap Index Fund Class II (NVSIX2)
127,794 shares (cost $1,728,022)	1,527,135
NVIT S&P 500 Index Fund Class II (GVEX2)
720,262 shares (cost $10,167,192)	10,033,253
VPS Growth and Income Portfolio - Class B (ALVGIB)
34,821 shares (cost $643,407)	1,036,972
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
15,077 shares (cost $399,704)	720,209
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
330,211 shares (cost $6,984,587)	5,663,125
VP Income & Growth Fund - Class I (ACVIG)
6,302,727 shares (cost $43,448,610)	54,014,371
VP Income & Growth Fund - Class II (ACVIG2)
59,610 shares (cost $393,793)	510,856
VP Inflation Protection Fund - Class II (ACVIP2)
2,854,661 shares (cost $32,576,386)	28,375,329
VP International Fund - Class I (ACVI)
154,326 shares (cost $1,252,820)	1,546,344
VP Mid Cap Value Fund - Class I (ACVMV1)
784,654 shares (cost $13,459,147)	14,429,795
VP Mid Cap Value Fund - Class II (ACVMV2)
25,748 shares (cost $367,844)	473,760
VP Ultra(R) Fund - Class I (ACVU1)
1,360 shares (cost $14,989)	21,046
VP Value Fund - Class I (ACVV)
215,611 shares (cost $1,307,825)	1,908,156
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
67,503 shares (cost $1,470,229)	1,274,463
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,333,720 shares (cost $18,762,926)	22,286,457
Appreciation Portfolio - Initial Shares (DCAP)
1,117,908 shares (cost $41,565,143)	50,562,972
Appreciation Portfolio - Service Shares (DCAPS)
19,113 shares (cost $728,766)	859,329
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
587 shares (cost $23,974)	27,007
International Value Portfolio - Initial Shares (DVIV)
184 shares (cost $1,852)	1,845
Managed Tail Risk Fund II: Service Shares (FCA2S)
40,309 shares (cost $238,352)	205,576
High Income Bond Fund II - Service Shares (FHIBS)
240,310 shares (cost $1,612,584)	1,521,159
Quality Bond Fund II - Primary Shares (FQB)
6,382,054 shares (cost $68,691,108)	70,011,127

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Quality Bond Fund II - Service Shares (FQBS)
242,814 shares (cost $2,694,309)	$2,653,961
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
23,941 shares (cost $224,306)	350,501
VIP Contrafund(R) Portfolio - Service Class (FCS)
391,353 shares (cost $10,351,457)	13,223,803
VIP Energy Portfolio - Service Class 2 (FNRS2)
610,308 shares (cost $13,158,371)	9,465,884
VIP Equity-Income Portfolio - Service Class (FEIS)
8,985,709 shares (cost $191,983,294)	183,038,898
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
193,094 shares (cost $3,758,136)	3,869,614
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
667,865 shares (cost $7,645,076)	8,107,876
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
3,694 shares (cost $41,188)	44,627
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
933,879 shares (cost $11,240,471)	11,589,437
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
9,979 shares (cost $91,525)	123,546
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
557,328 shares (cost $6,850,053)	7,055,779
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
21,565 shares (cost $224,509)	272,154
VIP Growth Opportunities Portfolio - Service Class (FGOS)
35,467 shares (cost $828,511)	1,124,297
VIP Growth Portfolio - Service Class (FGS)
2,610,255 shares (cost $99,989,127)	171,154,443
VIP Growth Portfolio - Service Class 2 (FG2)
37,273 shares (cost $1,560,294)	2,423,111
VIP High Income Portfolio - Service Class (FHIS)
9,951,012 shares (cost $56,232,115)	48,958,977
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,871,797 shares (cost $37,067,155)	35,150,800
VIP Mid Cap Portfolio - Service Class (FMCS)
839,878 shares (cost $27,937,708)	27,220,431
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
153,335 shares (cost $4,565,905)	4,880,664
VIP Overseas Portfolio - Service Class (FOS)
1,698,825 shares (cost $33,378,423)	32,277,683
VIP Overseas Portfolio - Service Class 2 (FO2)
84,831 shares (cost $1,718,807)	1,604,156
VIP Value Strategies Portfolio - Service Class (FVSS)
625,544 shares (cost $7,277,698)	9,082,897
Franklin Income Securities Fund - Class 2 (FTVIS2)
2,953,039 shares (cost $45,071,644)	41,933,152
Rising Dividends Securities Fund - Class 2 (FTVRD2)
25,159 shares (cost $538,407)	621,926
Small Cap Value Securities Fund - Class 2 (FTVSV2)
517,104 shares (cost $9,704,938)	9,142,401

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
487,896 shares (cost $4,583,571)	$3,083,500
Templeton Foreign Securities Fund - Class 2 (TIF2)
405,742 shares (cost $6,932,406)	5,355,797
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
1,884,155 shares (cost $34,710,540)	29,769,645
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
938,147 shares (cost $6,945,732)	6,332,495
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,596,386 shares (cost $17,265,190)	16,793,977
Guardian Portfolio - I Class Shares (AMGP)
12,275 shares (cost $204,471)	204,988
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
9,581 shares (cost $231,913)	217,777
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
56,645 shares (cost $1,259,033)	1,209,369
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
3,315 shares (cost $40,153)	43,720
Socially Responsive Portfolio - I Class Shares (AMSRS)
407,148 shares (cost $7,202,673)	8,737,405
International Growth Fund/VA - Service Shares (OVIGS)
289,486 shares (cost $708,662)	662,924
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
65,376 shares (cost $2,997,169)	3,627,722
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,871,060 shares (cost $109,671,709)	109,100,261
Global Securities Fund/VA - Service Class (OVGSS)
32,525 shares (cost $890,525)	1,222,598
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2,997,832 shares (cost $68,640,769)	87,656,607
Main Street Fund(R)/VA - Service Class (OVGIS)
64,478 shares (cost $1,433,102)	1,868,583
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
429,948 shares (cost $10,832,742)	9,166,485
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
7,134 shares (cost $128,747)	150,175
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
702,656 shares (cost $40,203,434)	53,999,121
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
883,872 shares (cost $4,703,502)	4,313,296
Global Strategic Income Fund/VA: Service Shares (OVSBS)
413,656 shares (cost $2,286,203)	2,068,280
All Asset Portfolio - Advisor Class (PMVAAD)
518,161 shares (cost $5,769,776)	4,761,903
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
229,113 shares (cost $2,379,855)	2,201,779
Low Duration Portfolio - Advisor Class (PMVLAD)
3,586,577 shares (cost $38,038,642)	36,762,414
Real Return Portfolio - Administrative Class (PMVRRA)
69,358 shares (cost $958,170)	827,438

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Total Return Portfolio - Administrative Class (PMVTRA)
123,442 shares (cost $1,392,886)	$1,306,015
Total Return Portfolio - Advisor Class (PMVTRD)
1,218,461 shares (cost $13,721,065)	12,891,320
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
30,155 shares (cost $381,347)	352,809
VT Growth & Income Fund: Class IB (PVGIB)
481 shares (cost $8,824)	11,415
VI American Franchise Fund - Series II Shares (ACEG2)
40,429 shares (cost $2,119,448)	2,257,975
VI Comstock Fund - Series II Shares (ACC2)
213,470 shares (cost $2,541,526)	3,737,863
VI American Franchise Fund - Series I Shares (ACEG)
384 shares (cost $15,100)	22,027
VI Core Equity Fund - Series I Shares (AVGI)
86 shares (cost $3,032)	2,914
VI Core Equity Fund - Series II Shares (AVCE2)
14,526 shares (cost $384,888)	485,175
VI Equity and Income Fund - Series I Shares (IVKEI1)
14,501 shares (cost $240,210)	235,356
VI Global Health Care Fund - Series I Shares (IVHS)
13,660 shares (cost $413,869)	433,709
VI Global Real Estate Fund - Series I Shares (IVRE)
14,557 shares (cost $232,770)	238,153
Diversified Stock Fund Class A Shares (VYDS)
215,815 shares (cost $2,277,702)	2,751,636
Micro-Cap Portfolio - Investment Class (ROCMC)
42,708 shares (cost $477,410)	398,894
Variable Fund - Multi-Hedge Strategies (RVARS)
48,523 shares (cost $1,156,840)	1,168,911
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
15,895 shares (cost $160,486)	192,647
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
3,676 shares (cost $133,435)	165,950
Series N (Managed Asset Allocation Series) (SBLN)
9,191 shares (cost $241,890)	252,119
Series O (All Cap Value Series) (SBLO)
6,668 shares (cost $171,146)	195,384
Series P (High Yield Series) (SBLP)
8,780 shares (cost $280,659)	251,447
Series Q (Small Cap Value Series) (SBLQ)
15,080 shares (cost $635,015)	598,839
Series V (Mid Cap Value Series) (SBLV)
25,107 shares (cost $1,571,695)	1,650,278
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
6,408 shares (cost $192,423)	198,854
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
16,450 shares (cost $239,307)	248,566
Health Sciences Portfolio - II (TRHS2)
1,617,221 shares (cost $53,468,970)	60,920,713

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
188,650 shares (cost $5,293,433)	$3,084,423
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,499,551 shares (cost $19,106,623)	15,745,282
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
547,586 shares (cost $16,511,036)	9,243,259
Variable Insurance Portfolios - Asset Strategy (WRASP)
13,057,061 shares (cost $119,305,173)	108,423,220
Variable Insurance Portfolios - Balanced (WRBP)
5,310,725 shares (cost $48,253,991)	46,519,298
Variable Insurance Portfolios - Bond (WRBDP)
10,298,330 shares (cost $56,642,896)	53,541,018
Variable Insurance Portfolios - Core Equity (WRCEP)
8,226,131 shares (cost $98,326,968)	96,666,090
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
1,687,891 shares (cost $11,984,378)	13,193,232
Variable Insurance Portfolios - Energy (WRENG)
735,994 shares (cost $4,943,593)	3,709,632
Variable Insurance Portfolios - Global Bond (WRGBP)
744,846 shares (cost $3,810,742)	3,527,665
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
1,660,716 shares (cost $8,542,438)	6,083,867
Variable Insurance Portfolios - Growth (WRGP)
9,191,136 shares (cost $91,248,666)	104,941,638
Variable Insurance Portfolios - High Income (WRHIP)
18,071,416 shares (cost $67,659,000)	60,562,737
Variable Insurance Portfolios - International Growth (WRIP)
2,687,450 shares (cost $20,199,914)	23,321,422
Variable Insurance Portfolios - International Core Equity (WRI2P)
664,214 shares (cost $10,903,953)	10,313,182
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,061,175 shares (cost $5,193,054)	5,167,076
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
139,659 shares (cost $3,342,147)	2,879,640
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,581,375 shares (cost $14,852,150)	14,899,561
Variable Insurance Portfolios - Money Market (WRMMP)
12,647,914 shares (cost $12,647,914)	12,647,914
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
853,784 shares (cost $6,792,323)	7,665,954
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,741,166 shares (cost $47,108,147)	62,925,102
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
3,926,561 shares (cost $39,590,247)	41,640,393
Variable Insurance Portfolios - Small Cap Value (WRSCV)
304,558 shares (cost $5,055,727)	4,767,946
Variable Insurance Portfolios - Value (WRVP)
6,153,020 shares (cost $37,571,053)	37,854,608
Advantage VT Opportunity Fund - Class 2 (SVOF)
7,390 shares (cost $141,396)	185,108

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
733,217 shares (cost $7,579,754)	$6,276,341

Total Investments	$5,058,375,934

Accounts Receivable - VP Value Fund - Class I (ACVV)	625
Accounts Receivable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	13
Accounts Receivable - VI Core Equity Fund - Series I Shares (AVGI)	8
Accounts Receivable - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	12
Accounts Receivable - Socially Responsible Growth Fund Inc - Service Shares (DSRGS)	23
Accounts Receivable - International Value Portfolio - Initial Shares (DVIV)	11
Accounts Receivable - VIP Contrafund(R) Portfolio - Service Class (FCS)	1,343
Accounts Receivable - NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	42,254
Accounts Receivable - VI Global Health Care Fund - Series I Shares (IVHS)	187
Accounts Receivable - VI Global Real Estate Fund - Series I Shares (IVRE)	161
Accounts Receivable - Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	701
Accounts Receivable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	185
Accounts Receivable - Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	76
Accounts Receivable - Series N (Managed Asset Allocation Series) (SBLN)	51
Accounts Receivable - Series O (All Cap Value Series) (SBLO)	310
Accounts Receivable - Series Q (Small Cap Value Series) (SBLQ)	272
Accounts Receivable - Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	65
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	44,380
Accounts Payable - VP International Fund - Class I (ACVI)	(4,259)
Accounts Payable - VP Ultra(R) Fund - Class I (ACVU1)	(14)
Accounts Payable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	(759)
Accounts Payable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	(667)
Accounts Payable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	(609)
Accounts Payable - Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	(5,298)
Accounts Payable - NVIT Cardinal Conservative Fund - Class II (NVCCN2)	(2,784)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(1,669)
Accounts Payable - Series V (Mid Cap Value Series) (SBLV)	(420)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(2,113)
Accounts Payable - Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)	(2,610)
Accounts Payable - Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	(11,446)
Accounts Payable - NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	(48)
Accounts Payable - NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)	(156)
Other Accounts Payable	(153,332)

$5,058,280,427

Contract Owners’ Equity:
Accumulation units	4,989,857,883
Contracts in payout (annuitization) period (note 1f)	68,422,544

Total Contract Owners’ Equity (note 5)	$5,058,280,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 `

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALVDAB	BRVHY3	BRVTR3	BRVED3	MLVGA3	DWVSVS	DSIF
Reinvested dividends	$78,586,074	$3,851	$3,794	$1,851	$1,198	$396,847	$10,214	$5,688,129
Mortality and expense risk charges (note 2)	(62,681,841)	(6,830)	(848)	(1,284)	(592)	(457,653)	(25,411)	(3,485,962)

Net investment income (loss)	15,904,233	(2,979)	2,946	567	606	(60,806)	(15,197)	2,202,167

Realized gain (loss) on investments	162,160,643	3,270	(5,323)	(2,662)	(611)	(68,648)	(56,408)	13,430,722
Change in unrealized gain (loss) on investments	(645,516,089)	(25,520)	(9,568)	(5,093)	(11,899)	(2,892,362)	(311,292)	(24,293,610)

Net gain (loss) on investments	(483,355,446)	(22,250)	(14,891)	(7,755)	(12,510)	(2,961,010)	(367,700)	(10,862,888)

Reinvested capital gains	390,621,544	10,179	1,172	-	9,918	2,226,219	229,215	8,924,776

Net increase (decrease) in contract owners’ equity resulting from operations	$(76,829,669)	$(15,050)	$(10,773)	$(7,188)	$(1,986)	$(795,597)	$(153,682)	$264,055

Investment Activity:	DSRG	DSRGS	ETVFR	GVGMNS	HVSIT	IVMCC2	IVKMG2	JPMMV1
Reinvested dividends	$439,448	$665	$98,693	$166	$3,302	$382	$-	$204,285
Mortality and expense risk charges (note 2)	(450,219)	(1,296)	(34,181)	(2,601)	(5,724)	(4,030)	(18,098)	(227,551)

Net investment income (loss)	(10,771)	(631)	64,512	(2,435)	(2,422)	(3,648)	(18,098)	(23,266)

Realized gain (loss) on investments	2,277,602	6,666	(157,473)	5,684	(36,609)	(157)	139,695	1,431,240
Change in unrealized gain (loss) on investments	(9,476,722)	(20,249)	57,448	(21,062)	(89,800)	(51,022)	(293,247)	(3,700,789)

Net gain (loss) on investments	(7,199,120)	(13,583)	(100,025)	(15,378)	(126,409)	(51,179)	(153,552)	(2,269,549)

Reinvested capital gains	5,512,813	10,722	-	4,109	82,956	34,840	132,698	1,560,906

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,697,078)	$(3,492)	$(35,513)	$(13,704)	$(45,875)	$(19,987)	$(38,952)	$(731,909)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	JABS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MMCGSC
Reinvested dividends	$1,316	$10,265	$1,120,556	$226,486	$300,638	$14,420	$820	$-
Mortality and expense risk charges (note 2)	(1,015)	(3,092)	(1,049,687)	(324,038)	(669,798)	(12,459)	(1,706)	(19,551)

Net investment income (loss)	301	7,173	70,869	(97,552)	(369,160)	1,961	(886)	(19,551)

Realized gain (loss) on investments	1,233	(2,757)	(783,801)	1,458,954	(3,283,406)	(143,793)	(837)	55,327
Change in unrealized gain (loss) on investments	(4,649)	(14,945)	(7,717,091)	(4,271,363)	(3,833,257)	(136,073)	(13,376)	(112,321)

Net gain (loss) on investments	(3,416)	(17,702)	(8,500,892)	(2,812,409)	(7,116,663)	(279,866)	(14,213)	(56,994)

Reinvested capital gains	2,400	1,118	17,828,857	3,849,829	1,803,819	2,890	10,360	106,163

Net increase (decrease) in contract owners’ equity resulting from operations	$(715)	$(9,411)	$9,398,834	$939,868	$(5,682,004)	$(275,015)	$(4,739)	$29,618

Investment Activity:	MNDSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSVMG
Reinvested dividends	$-	$778,842	$311,827	$511	$148,928	$28,168	$318,613	$-
Mortality and expense risk charges (note 2)	(24,759)	(430,908)	(203,897)	(175)	(61,798)	(15,387)	(68,104)	(885)

Net investment income (loss)	(24,759)	347,934	107,930	336	87,130	12,781	250,509	(885)

Realized gain (loss) on investments	(297,595)	2,434,553	1,094,157	(357)	1,073	7,839	(19,679)	834
Change in unrealized gain (loss) on investments	197,817	(5,751,314)	(619,692)	(8,395)	(189,770)	(42,366)	(351,296)	(10,967)

Net gain (loss) on investments	(99,778)	(3,316,761)	474,465	(8,752)	(188,697)	(34,527)	(370,975)	(10,133)

Reinvested capital gains	61,185	2,195,612	178,432	3,386	-	-	-	7,516

Net increase (decrease) in contract owners’ equity resulting from operations	$(63,352)	$(773,215)	$760,827	$(5,030)	$(101,567)	$(21,746)	$(120,466)	$(3,502)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSVRE	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$13,732	$10,293	$3,062	$3,080,183	$48,354	$699,824	$182,851	$148,348
Mortality and expense risk charges (note 2)	(16,455)	(2,404)	(1,367)	(1,497,639)	(41,904)	(589,682)	(156,008)	(258,920)

Net investment income (loss)	(2,723)	7,889	1,695	1,582,544	6,450	110,142	26,843	(110,572)

Realized gain (loss) on investments	55,099	(255)	(245)	4,177,625	97,567	3,924,591	187,235	1,547,504
Change in unrealized gain (loss) on investments	(47,788)	(70,778)	(9,598)	(29,124,810)	(517,265)	(6,346,629)	(402,667)	(2,399,955)

Net gain (loss) on investments	7,311	(71,033)	(9,843)	(24,947,185)	(419,698)	(2,422,038)	(215,432)	(852,451)

Reinvested capital gains	-	47,522	3,053	16,185,822	270,526	2,171,802	5,615	2,059,092

Net increase (decrease) in contract owners’ equity resulting from operations	$4,588	$(15,622)	$(5,095)	$(7,178,819)	$(142,722)	$(140,094)	$(182,974)	$1,096,069

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1
Reinvested dividends	$266,902	$186,299	$2,112,925	$135,552	$1,655	$104,870	$195	$483,623
Mortality and expense risk charges (note 2)	(437,000)	(253,280)	(465,722)	(194,499)	(6,532)	(241,725)	(936)	(708,042)

Net investment income (loss)	(170,098)	(66,981)	1,647,203	(58,947)	(4,877)	(136,855)	(741)	(224,419)

Realized gain (loss) on investments	4,834,081	1,483,545	(311,522)	(282,498)	(8,183)	262,626	4,110	2,228,489
Change in unrealized gain (loss) on investments	(3,761,432)	(2,937,427)	(3,145,003)	(2,572,436)	(59,736)	(1,715,283)	(11,082)	(8,795,739)

Net gain (loss) on investments	1,072,649	(1,453,882)	(3,456,525)	(2,854,934)	(67,919)	(1,452,657)	(6,972)	(6,567,250)

Reinvested capital gains	981,967	1,503,950	374,237	-	-	782,796	2,687	5,525,836

Net increase (decrease) in contract owners’ equity resulting from operations	$1,884,518	$(16,913)	$(1,435,085)	$(2,913,881)	$(72,796)	$(806,716)	$(5,026)	$(1,265,833)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVNSR1	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2
Reinvested dividends	$36,416	$90,820	$266,931	$195,263	$171,575	$559,423	$251,568	$181,518
Mortality and expense risk charges (note 2)	(49,810)	(37,498)	(115,957)	(74,187)	(103,052)	(241,931)	(110,706)	(85,817)

Net investment income (loss)	(13,394)	53,322	150,974	121,076	68,523	317,492	140,862	95,701

Realized gain (loss) on investments	213,793	120,187	225,057	138,611	4,965	464,228	213,574	131,453
Change in unrealized gain (loss) on investments	(987,827)	(522,378)	(973,320)	(853,620)	(482,347)	(2,343,335)	(1,350,041)	(667,327)

Net gain (loss) on investments	(774,034)	(402,191)	(748,263)	(715,009)	(477,382)	(1,879,107)	(1,136,467)	(535,874)

Reinvested capital gains	727,300	266,246	372,701	434,238	252,734	1,137,485	798,592	285,489

Net increase (decrease) in contract owners’ equity resulting from operations	$(60,128)	$(82,623)	$(224,588)	$(159,695)	$(156,125)	$(424,130)	$(197,013)	$(154,684)

Investment Activity:	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	CAF
Reinvested dividends	$178,977	$17,575	$74,199	$1,294,817	$3,060	$2,103,603	$33,873	$100,605
Mortality and expense risk charges (note 2)	(72,364)	(12,230)	(57,913)	(1,168,507)	(5,827)	(1,387,683)	(44,814)	(329,091)

Net investment income (loss)	106,613	5,345	16,286	126,310	(2,767)	715,920	(10,941)	(228,486)

Realized gain (loss) on investments	(67,405)	1,406	(56,718)	2,619,032	14,706	(2,061,520)	(54,966)	3,350,917
Change in unrealized gain (loss) on investments	(173,566)	(27,325)	(84,128)	(2,613,952)	(15,045)	(96,049)	17,726	(5,654,950)

Net gain (loss) on investments	(240,971)	(25,919)	(140,846)	5,080	(339)	(2,157,569)	(37,240)	(2,304,033)

Reinvested capital gains	28,777	2,916	41,197	-	-	-	-	3,727,423

Net increase (decrease) in contract owners’ equity resulting from operations	$(105,581)	$(17,658)	$(83,363)	$131,390	$(3,106)	$(1,441,649)	$(48,181)	$1,194,904

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$81,107	$525,138	$130,499	$29,718	$552,020	$2,832,687	$1,286,064	$824,443
Mortality and expense risk charges (note 2)	(47,800)	(462,362)	(82,572)	(22,898)	(377,744)	(2,238,797)	(1,159,853)	(652,079)

Net investment income (loss)	33,307	62,776	47,927	6,820	174,276	593,890	126,211	172,364

Realized gain (loss) on investments	168,644	3,866,731	135,344	63,720	311,868	6,841,573	453,988	693,625
Change in unrealized gain (loss) on investments	(332,721)	(4,652,413)	(459,932)	(178,035)	(1,770,503)	(17,234,253)	(3,888,725)	(4,080,284)

Net gain (loss) on investments	(164,077)	(785,682)	(324,588)	(114,315)	(1,458,635)	(10,392,680)	(3,434,737)	(3,386,659)

Reinvested capital gains	-	-	163,059	71,074	1,026,610	7,386,224	1,684,172	2,622,469

Net increase (decrease) in contract owners’ equity resulting from operations	$(130,770)	$(722,906)	$(113,602)	$(36,421)	$(257,749)	$(2,412,566)	$(1,624,354)	$(591,826)

Investment Activity:	MCIF	SAM	NVMIG1	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$1,019,160	$-	$298,285	$85,936	$3,882	$105,665	$783	$102,891
Mortality and expense risk charges (note 2)	(1,097,868)	(1,926,992)	(476,800)	(81,947)	(6,176)	(284,179)	(6,938)	(97,084)

Net investment income (loss)	(78,708)	(1,926,992)	(178,515)	3,989	(2,294)	(178,514)	(6,155)	5,807

Realized gain (loss) on investments	3,078,644	-	(503,221)	(200,779)	(4,663)	2,294,977	25,289	42,852
Change in unrealized gain (loss) on investments	(12,516,999)	-	(2,330,626)	(213,244)	(15,015)	(3,655,159)	(43,692)	(1,291,693)

Net gain (loss) on investments	(9,438,355)	-	(2,833,847)	(414,023)	(19,678)	(1,360,182)	(18,403)	(1,248,841)

Reinvested capital gains	6,404,445	-	2,481,480	-	-	2,010,924	29,184	892,910

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,112,618)	$(1,926,992)	$(530,882)	$(410,034)	$(21,972)	$472,228	$4,626	$(350,124)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$29,128	$-	$-	$766,580	$-	$-	$630,763	$3,562
Mortality and expense risk charges (note 2)	(47,683)	(912,697)	(82,564)	(775,549)	(287,283)	(5,902)	(1,055,327)	(13,682)

Net investment income (loss)	(18,555)	(912,697)	(82,564)	(8,969)	(287,283)	(5,902)	(424,564)	(10,120)

Realized gain (loss) on investments	170,231	5,836,767	571,240	2,977,692	1,637,631	41,882	4,555,261	19,037
Change in unrealized gain (loss) on investments	(624,267)	(17,045,336)	(1,437,153)	(12,566,686)	(4,753,481)	(86,438)	(20,296,164)	(150,420)

Net gain (loss) on investments	(454,036)	(11,208,569)	(865,913)	(9,588,994)	(3,115,850)	(44,556)	(15,740,903)	(131,383)

Reinvested capital gains	326,500	11,563,439	910,070	7,115,590	3,332,172	44,938	9,510,112	80,004

Net increase (decrease) in contract owners’ equity resulting from operations	$(146,091)	$(557,827)	$(38,407)	$(2,482,373)	$(70,961)	$(5,520)	$(6,655,355)	$(61,499)

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF
Reinvested dividends	$328,700	$1,716	$852,706	$141,175	$2,312,338	$28,666	$53,136	$412,484
Mortality and expense risk charges (note 2)	(997,947)	(26,186)	(505,981)	(84,100)	(4,214,752)	(143,149)	(30,642)	(309,162)

Net investment income (loss)	(669,247)	(24,470)	346,725	57,075	(1,902,414)	(114,483)	22,494	103,322

Realized gain (loss) on investments	2,212,759	149,898	672,951	(18,641)	17,702,648	605,627	83,973	2,983,358
Change in unrealized gain (loss) on investments	(12,626,826)	(304,652)	(2,725,657)	(150,964)	(57,057,316)	(1,407,322)	(352,928)	(5,075,950)

Net gain (loss) on investments	(10,414,067)	(154,754)	(2,052,706)	(169,605)	(39,354,668)	(801,695)	(268,955)	(2,092,592)

Reinvested capital gains	8,928,544	131,786	-	-	56,309,141	1,166,735	133,104	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,154,770)	$(47,438)	$(1,705,981)	$(112,530)	$15,052,059	$250,557	$(113,357)	$(1,989,270)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVRE1	NVLM2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2
Reinvested dividends	$2,243,547	$1,320	$12,445	$2,914	$4,887	$1,052	$17,639	$162,231
Mortality and expense risk charges (note 2)	(982,393)	(381)	(11,803)	(2,828)	(3,054)	(811)	(20,744)	(96,823)

Net investment income (loss)	1,261,154	939	642	86	1,833	241	(3,105)	65,408

Realized gain (loss) on investments	3,219,253	(84)	(3,621)	109	478	1,206	(28,774)	312,146
Change in unrealized gain (loss) on investments	(22,852,113)	(6,036)	(66,070)	(13,638)	(17,868)	(4,278)	(211,660)	(525,625)

Net gain (loss) on investments	(19,632,860)	(6,120)	(69,691)	(13,529)	(17,390)	(3,072)	(240,434)	(213,479)

Reinvested capital gains	12,536,269	1,035	-	-	-	-	135,408	133,012

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,835,437)	$(4,146)	$(69,049)	$(13,443)	$(15,557)	$(2,831)	$(108,131)	$(15,059)

Investment Activity:	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$12,226	$-	$32,330	$1,246,974	$10,264	$639,658	$6,014	$272,165
Mortality and expense risk charges (note 2)	(20,061)	(15,131)	(91,368)	(673,579)	(10,590)	(365,550)	(18,192)	(182,383)

Net investment income (loss)	(7,835)	(15,131)	(59,038)	573,395	(326)	274,108	(12,178)	89,782

Realized gain (loss) on investments	80,650	219,263	26,739	1,168,123	60,536	(773,130)	42,286	1,332,289
Change in unrealized gain (loss) on investments	(76,529)	(194,573)	(1,383,730)	(11,052,373)	(152,671)	(597,010)	(35,121)	(2,632,688)

Net gain (loss) on investments	4,121	24,690	(1,356,991)	(9,884,250)	(92,135)	(1,370,140)	7,165	(1,300,399)

Reinvested capital gains	-	72,876	994,676	5,209,093	49,755	-	-	794,897

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,714)	$82,435	$(421,353)	$(4,101,762)	$(42,706)	$(1,096,032)	$(5,013)	$(415,720)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACVMV2	ACVU1	ACVV	DVMCSS	DVSCS	DCAP	DCAPS	DSC
Reinvested dividends	$7,589	$92	$43,718	$5,627	$187,996	$944,922	$13,963	$-
Mortality and expense risk charges (note 2)	(8,466)	(371)	(22,644)	(15,551)	(285,448)	(621,001)	(18,750)	(325)

Net investment income (loss)	(877)	(279)	21,074	(9,924)	(97,452)	323,921	(4,787)	(325)

Realized gain (loss) on investments	30,535	123	167,334	(24,687)	2,069,796	4,298,841	73,594	185
Change in unrealized gain (loss) on investments	(69,054)	(926)	(290,277)	(212,519)	(4,420,391)	(9,284,167)	(162,921)	(733)

Net gain (loss) on investments	(38,519)	(803)	(122,943)	(237,206)	(2,350,595)	(4,985,326)	(89,327)	(548)

Reinvested capital gains	23,088	1,973	-	200,825	1,675,969	2,731,452	47,426	412

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,308)	$891	$(101,869)	$(46,305)	$(772,078)	$(1,929,953)	$(46,688)	$(461)

Investment Activity:	DVIV	FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2
Reinvested dividends	$120	$3,346	$86,842	$2,962,336	$105,321	$3,304	$128,178	$112,908
Mortality and expense risk charges (note 2)	(40)	(4,196)	(31,204)	(870,999)	(54,829)	(7,706)	(155,299)	(140,583)

Net investment income (loss)	80	(850)	55,638	2,091,337	50,492	(4,402)	(27,121)	(27,675)

Realized gain (loss) on investments	304	(643)	13,951	(294,077)	90,198	64,266	143,166	(639,383)
Change in unrealized gain (loss) on investments	(182)	(17,165)	(140,161)	(2,729,739)	(202,444)	(75,857)	(1,445,577)	(2,573,561)

Net gain (loss) on investments	122	(17,808)	(126,210)	(3,023,816)	(112,246)	(11,591)	(1,302,411)	(3,212,944)

Reinvested capital gains	-	307	-	-	-	327	1,268,782	398,190

Net increase (decrease) in contract owners’ equity resulting from operations	$202	$(18,351)	$(70,572)	$(932,479)	$(61,754)	$(15,666)	$(60,750)	$(2,842,429)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$6,021,273	$121,502	$139,757	$727	$210,409	$2,036	$119,976	$4,125
Mortality and expense risk charges (note 2)	(2,278,103)	(78,565)	(102,350)	(952)	(140,482)	(2,507)	(85,899)	(4,649)

Net investment income (loss)	3,743,170	42,937	37,407	(225)	69,927	(471)	34,077	(524)

Realized gain (loss) on investments	(5,337,442)	(68,319)	302,822	2,403	449,297	5,695	570,068	7,883
Change in unrealized gain (loss) on investments	(28,471,833)	(656,453)	(472,350)	(3,315)	(769,353)	(8,591)	(768,833)	(13,679)

Net gain (loss) on investments	(33,809,275)	(724,772)	(169,528)	(912)	(320,056)	(2,896)	(198,765)	(5,796)

Reinvested capital gains	19,617,857	425,676	23,642	133	51,721	555	38,856	1,517

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,448,248)	$(256,159)	$(108,479)	$(1,004)	$(198,408)	$(2,812)	$(125,832)	$(4,803)

Investment Activity:	FGOS	FGS	FG2	FHIS	FIGBS	FMCS	FMC2	FOS
Reinvested dividends	$677	$276,566	$784	$3,430,695	$918,482	$116,457	$13,040	$429,069
Mortality and expense risk charges (note 2)	(12,444)	(1,883,534)	(44,127)	(581,543)	(438,824)	(351,580)	(103,732)	(303,132)

Net investment income (loss)	(11,767)	(1,606,968)	(43,343)	2,849,152	479,658	(235,123)	(90,692)	125,937

Realized gain (loss) on investments	60,048	13,496,400	118,071	3,155,524	1,353	1,018,737	237,029	(481,184)
Change in unrealized gain (loss) on investments	(115,562)	(7,378,154)	(28,688)	(9,839,573)	(1,178,397)	(5,281,147)	(1,016,671)	(720,432)

Net gain (loss) on investments	(55,514)	6,118,246	89,383	(6,684,049)	(1,177,044)	(4,262,410)	(779,642)	(1,201,616)

Reinvested capital gains	112,571	5,428,542	77,674	-	31,866	3,855,353	702,723	33,785

Net increase (decrease) in contract owners’ equity resulting from operations	$45,290	$9,939,820	$123,714	$(3,834,897)	$(665,520)	$(642,180)	$(167,611)	$(1,041,894)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FO2	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$19,082	$102,611	$2,570,985	$9,566	$67,626	$83,030	$245,191	$2,701,515
Mortality and expense risk charges (note 2)	(22,555)	(120,247)	(627,544)	(9,879)	(117,813)	(45,117)	(79,104)	(376,188)

Net investment income (loss)	(3,473)	(17,636)	1,943,441	(313)	(50,187)	37,913	166,087	2,325,327

Realized gain (loss) on investments	(22,877)	954,175	1,363,436	34,382	419,180	(279,778)	(558,887)	(916,185)
Change in unrealized gain (loss) on investments	(114,651)	(1,318,050)	(7,620,564)	(138,602)	(2,825,441)	(1,163,727)	(329,915)	(3,413,498)

Net gain (loss) on investments	(137,528)	(363,875)	(6,257,128)	(104,220)	(2,406,261)	(1,443,505)	(888,802)	(4,329,683)

Reinvested capital gains	1,689	8,610	-	70,797	1,555,308	528,747	250,433	175,461

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,312)	$(372,901)	$(4,313,687)	$(33,736)	$(901,140)	$(876,845)	$(472,282)	$(1,828,895)

Investment Activity:	FTVFA2	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMSRS	OVIGS
Reinvested dividends	$227,245	$254,011	$1,553	$-	$-	$370	$54,662	$9,137
Mortality and expense risk charges (note 2)	(85,271)	(229,240)	(3,997)	(3,885)	(2,422)	(804)	(109,291)	(8,518)

Net investment income (loss)	141,974	24,771	(2,444)	(3,885)	(2,422)	(434)	(54,629)	619

Realized gain (loss) on investments	(221,012)	(207,965)	10,904	52	(1,936)	751	880,093	(52,680)
Change in unrealized gain (loss) on investments	(490,057)	10,345	(78,664)	(17,326)	(49,663)	(10,578)	(1,823,134)	(26,958)

Net gain (loss) on investments	(711,069)	(197,620)	(67,760)	(17,274)	(51,599)	(9,827)	(943,041)	(79,638)

Reinvested capital gains	12,426	-	54,205	18,935	-	3,737	864,198	69,005

Net increase (decrease) in contract owners’ equity resulting from operations	$(556,669)	$(172,849)	$(15,999)	$(2,224)	$(54,021)	$(6,524)	$(133,472)	$(10,014)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	OVGR	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$3,268	$1,541,205	$13,763	$867,414	$14,399	$94,229	$1,070	$-
Mortality and expense risk charges (note 2)	(40,045)	(1,379,619)	(24,081)	(1,039,749)	(38,640)	(119,037)	(2,108)	(636,436)

Net investment income (loss)	(36,777)	161,586	(10,318)	(172,335)	(24,241)	(24,808)	(1,038)	(636,436)

Realized gain (loss) on investments	103,077	3,721,385	17,909	6,301,605	195,443	160,100	6,226	3,397,189
Change in unrealized gain (loss) on investments	(617,423)	(7,956,757)	(66,327)	(18,210,360)	(473,153)	(2,401,923)	(42,001)	(4,658,750)

Net gain (loss) on investments	(514,346)	(4,235,372)	(48,418)	(11,908,755)	(277,710)	(2,241,823)	(35,775)	(1,261,561)

Reinvested capital gains	625,520	7,683,518	84,783	14,163,361	336,829	1,555,305	24,791	5,092,435

Net increase (decrease) in contract owners’ equity resulting from operations	$74,397	$3,609,732	$26,047	$2,082,271	$34,878	$(711,326)	$(12,022)	$3,194,438

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD
Reinvested dividends	$317,756	$130,306	$171,882	$48,330	$1,162,811	$35,810	$67,295	$699,080
Mortality and expense risk charges (note 2)	(57,822)	(42,784)	(59,912)	(39,768)	(377,969)	(10,021)	(15,245)	(164,922)

Net investment income (loss)	259,934	87,522	111,970	8,562	784,842	25,789	52,050	534,158

Realized gain (loss) on investments	(239,468)	16,771	(145,451)	(580,079)	63,463	(16,018)	122	(264,646)
Change in unrealized gain (loss) on investments	(194,672)	(191,885)	(519,674)	255,914	(1,140,123)	(46,190)	(73,773)	(511,359)

Net gain (loss) on investments	(434,140)	(175,114)	(665,125)	(324,165)	(1,076,660)	(62,208)	(73,651)	(776,005)

Reinvested capital gains	-	-	-	6,003	-	-	14,178	137,559

Net increase (decrease) in contract owners’ equity resulting from operations	$(174,206)	$(87,592)	$(553,155)	$(309,600)	$(291,818)	$(36,419)	$(7,423)	$(104,288)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVEBD	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1
Reinvested dividends	$17,777	$242	$-	$70,256	$-	$143	$4,806	$6,403
Mortality and expense risk charges (note 2)	(3,772)	(163)	(36,447)	(80,401)	(269)	(179)	(10,244)	(3,322)

Net investment income (loss)	14,005	79	(36,447)	(10,145)	(269)	(36)	(5,438)	3,081

Realized gain (loss) on investments	(17,667)	(75)	117,481	401,222	1,967	4,055	19,749	22,084
Change in unrealized gain (loss) on investments	(15,778)	(1,217)	(39,199)	(740,639)	(933)	(6,082)	(110,507)	(56,765)

Net gain (loss) on investments	(33,445)	(1,292)	78,282	(339,417)	1,034	(2,027)	(90,758)	(34,681)

Reinvested capital gains	1,900	-	11,383	11,603	118	1,303	54,900	22,192

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,540)	$(1,213)	$53,218	$(337,959)	$883	$(760)	$(41,296)	$(9,408)

Investment Activity:	IVHS	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN
Reinvested dividends	$-	$9,082	$17,261	$-	$3,877	$7,924	$1,936	$3,414
Mortality and expense risk charges (note 2)	(5,447)	(3,204)	(35,217)	(5,348)	(7,690)	(2,615)	(1,830)	(3,559)

Net investment income (loss)	(5,447)	5,878	(17,956)	(5,348)	(3,813)	5,309	106	(145)

Realized gain (loss) on investments	58,631	20,682	88,525	8,136	18,830	26,531	14,060	20,543
Change in unrealized gain (loss) on investments	(93,148)	(35,147)	(548,452)	(95,103)	(9,654)	(34,976)	(28,803)	(24,905)

Net gain (loss) on investments	(34,517)	(14,465)	(459,927)	(86,967)	9,176	(8,445)	(14,743)	(4,362)

Reinvested capital gains	44,058	-	352,788	24,349	-	-	12,508	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,094	$(8,587)	$(125,095)	$(67,966)	$5,363	$(3,136)	$(2,129)	$(4,507)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS
Reinvested dividends	$2,923	$27,384	$-	$10,974	$1,292	$366	$-	$1,240
Mortality and expense risk charges (note 2)	(3,215)	(3,031)	(7,665)	(20,179)	(1,986)	(1,122)	(724,742)	(44,376)

Net investment income (loss)	(292)	24,353	(7,665)	(9,205)	(694)	(756)	(724,742)	(43,136)

Realized gain (loss) on investments	52,102	3,443	69,043	146,814	35,085	3,348	7,395,387	(390,207)
Change in unrealized gain (loss) on investments	(106,891)	(46,883)	(240,081)	(564,930)	(40,522)	188	(5,168,434)	(1,180,167)

Net gain (loss) on investments	(54,789)	(43,440)	(171,038)	(418,116)	(5,437)	3,536	2,226,953	(1,570,374)

Reinvested capital gains	38,381	5,420	124,624	286,408	465	2,494	4,603,878	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,700)	$(13,667)	$(54,079)	$(140,913)	$(5,666)	$5,274	$6,106,089	$(1,613,510)

Investment Activity:	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG
Reinvested dividends	$114,584	$4,536	$474,161	$458,048	$1,727,039	$380,010	$193,074	$2,973
Mortality and expense risk charges (note 2)	(222,001)	(153,570)	(1,459,384)	(554,668)	(660,667)	(1,170,836)	(163,731)	(55,778)

Net investment income (loss)	(107,417)	(149,034)	(985,223)	(96,620)	1,066,372	(790,826)	29,343	(52,805)

Realized gain (loss) on investments	(151,962)	(761,280)	(3,189,319)	1,463,572	(50,197)	497,139	260,856	(58,428)
Change in unrealized gain (loss) on investments	(3,728,621)	(4,097,063)	(30,528,224)	(8,762,334)	(1,490,165)	(19,185,842)	(2,408,563)	(1,092,718)

Net gain (loss) on investments	(3,880,583)	(4,858,343)	(33,717,543)	(7,298,762)	(1,540,362)	(18,688,703)	(2,147,707)	(1,151,146)

Reinvested capital gains	1,130,671	-	22,768,385	6,735,130	-	17,782,343	1,652,605	26,926

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,857,329)	$(5,007,377)	$(11,934,381)	$(660,252)	$(473,990)	$(1,697,186)	$(465,759)	$(1,177,025)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC
Reinvested dividends	$150,421	$8,065	$118,093	$4,692,594	$103,194	$143,617	$79,562	$-
Mortality and expense risk charges (note 2)	(44,774)	(92,163)	(1,212,838)	(810,388)	(274,084)	(123,879)	(59,939)	(38,589)

Net investment income (loss)	105,647	(84,098)	(1,094,745)	3,882,206	(170,890)	19,738	19,623	(38,589)

Realized gain (loss) on investments	(39,805)	(143,061)	4,380,579	2,859,942	(556,030)	602,442	(9,551)	184,083
Change in unrealized gain (loss) on investments	(212,721)	(1,711,577)	(9,855,243)	(12,472,167)	129,515	(2,268,949)	(23,032)	(1,030,799)

Net gain (loss) on investments	(252,526)	(1,854,638)	(5,474,664)	(9,612,225)	(426,515)	(1,666,507)	(32,583)	(846,716)

Reinvested capital gains	-	-	13,057,921	796,743	1,196,042	1,418,784	-	562,283

Net increase (decrease) in contract owners’ equity resulting from operations	$(146,879)	$(1,938,736)	$6,488,512	$(4,933,276)	$598,637	$(227,985)	$(12,960)	$(323,022)

Investment Activity:	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF
Reinvested dividends	$-	$2,724	$83,403	$-	$-	$4,999	$335,805	$252
Mortality and expense risk charges (note 2)	(182,574)	(147,500)	(89,567)	(781,294)	(516,077)	(62,970)	(480,962)	(3,294)

Net investment income (loss)	(182,574)	(144,776)	(6,164)	(781,294)	(516,077)	(57,971)	(145,157)	(3,042)

Realized gain (loss) on investments	707,610	-	1,456,237	2,911,229	1,182,965	181,882	206,048	4,682
Change in unrealized gain (loss) on investments	(2,944,679)	-	(2,006,953)	(8,858,962)	(7,046,972)	(935,477)	(7,778,661)	(30,921)

Net gain (loss) on investments	(2,237,069)	-	(550,716)	(5,947,733)	(5,864,007)	(753,595)	(7,572,613)	(26,239)

Reinvested capital gains	1,357,324	-	796,375	4,209,494	7,065,145	456,902	5,603,492	20,175

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,062,319)	$(144,776)	$239,495	$(2,519,533)	$685,061	$(354,664)	$(2,114,278)	$(9,106)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WFVSCG	HVIE	MIGSC	FHISR	FO2R	FOSR	BBGI	ACVI3
Reinvested dividends	$-	$846	$997	$133,844	$-	$-	$637	$253
Mortality and expense risk charges (note 2)	(91,307)	(117)	(557)	(178,003)	(12,429)	(81,312)	(1,716)	(708)

Net investment income (loss)	(91,307)	729	440	(44,159)	(12,429)	(81,312)	(1,079)	(455)

Realized gain (loss) on investments	(60,236)	(8,381)	48,222	249,512	466,165	3,765,027	123,150	20,210
Change in unrealized gain (loss) on investments	(1,274,634)	434	(63,337)	1,973,115	(276,211)	(1,767,147)	(110,366)	(15,373)

Net gain (loss) on investments	(1,334,870)	(7,947)	(15,115)	2,222,627	189,954	1,997,880	12,784	4,837

Reinvested capital gains	1,050,019	9,544	16,465	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(376,158)	$2,326	$1,790	$2,178,468	$177,525	$1,916,568	$11,705	$4,382

Investment Activity:	AMFAS
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(18,847)

Net investment income (loss)	(18,847)

Realized gain (loss) on investments	(247,794)
Change in unrealized gain (loss) on investments	71,024

Net gain (loss) on investments	(176,770)

Reinvested capital gains	187,149

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,468)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALVDAB		BRVHY3		BRVTR3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$15,904,233	$20,291,106	$(2,979)	$(4,325)	$2,946	$-	$567	$-
Realized gain (loss) on investments	162,160,643	271,486,668	3,270	782	(5,323)	-	(2,662)	-
Change in unrealized gain (loss) on investments	(645,516,089)	(332,256,435)	(25,520)	(843)	(9,568)	-	(5,093)	-
Reinvested capital gains	390,621,544	334,411,958	10,179	19,842	1,172	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(76,829,669)	293,933,297	(15,050)	15,456	(10,773)	-	(7,188)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	99,454,003	107,575,365	6,477	39,098	334	-	334	-
Transfers between subaccounts (including fixed account), net (note 3)	(978,991)	(1,282,911)	13,272	138,672	191,946	-	733,127	-
Redemptions (note 2)	(759,136,500)	(806,924,782)	(131,764)	(4,339)	(8,371)	-	(277,513)	-
Annuity benefits	(4,982,108)	(5,159,817)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(129,212)	(135,417)	(7)	(7)	-	-	-	-
Contingent deferred sales charges (note 2)	(482,038)	(580,569)	-	-	-	-	-	-
Adjustments to maintain reserves	(54,627)	(284,854)	(12)	(7)	(9)	-	10	-

Net equity transactions	(666,309,473)	(706,792,985)	(112,034)	173,417	183,900	-	455,958	-

Net change in contract owners’ equity	(743,139,142)	(412,859,688)	(127,084)	188,873	173,127	-	448,770	-
Contract owners’ equity beginning of period	5,801,419,569	6,214,279,257	592,854	403,981	-	-	-	-

Contract owners’ equity end of period	$5,058,280,427	$5,801,419,569	$465,770	$592,854	$173,127	$-	$448,770	$-

CHANGES IN UNITS:
Beginning units	309,152,623	343,259,653	51,236	35,956	-	-	-	-
Units purchased	50,698,059	64,766,123	2,576	15,658	36,901	-	78,403	-
Units redeemed	(85,425,209)	(98,873,153)	(12,518)	(378)	(18,145)	-	(32,642)	-

Ending units	274,425,473	309,152,623	41,294	51,236	18,756	-	45,761	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BRVED3		MLVGA3		DWVSVS		DSIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$606	$-	$(60,806)	$421,798	$(15,197)	$(12,408)	$2,202,167	$2,080,854
Realized gain (loss) on investments	(611)	-	(68,648)	1,109,147	(56,408)	10,576	13,430,722	13,506,090
Change in unrealized gain (loss) on investments	(11,899)	-	(2,892,362)	(4,792,397)	(311,292)	(23,600)	(24,293,610)	17,914,901
Reinvested capital gains	9,918	-	2,226,219	3,601,912	229,215	74,599	8,924,776	3,793,428

Net increase (decrease) in contract owners’ equity resulting from operations	(1,986)	-	(795,597)	340,460	(153,682)	49,167	264,055	37,295,273

Equity transactions:
Purchase payments received from contract owners (note 3)	90	-	1,057,140	830,282	26,095	222,680	5,715,705	3,536,874
Transfers between subaccounts (including fixed account), net (note 3)	193,847	-	(129,735)	56,029	274,836	1,352,612	(3,011,130)	(4,008,451)
Redemptions (note 2)	(1,431)	-	(5,595,440)	(5,236,790)	(165,217)	(77,628)	(35,564,708)	(34,117,412)
Annuity benefits	-	-	(11,016)	(20,907)	-	-	(192,365)	(187,582)
Contract maintenance charges (note 2)	-	-	(294)	(315)	(8)	(20)	(6,854)	(6,740)
Contingent deferred sales charges (note 2)	-	-	(3,394)	(1,878)	(72)	(271)	(23,931)	(37,873)
Adjustments to maintain reserves	1	-	(225)	(168)	(60)	(135)	(1,050)	484

Net equity transactions	192,507	-	(4,682,964)	(4,373,747)	135,574	1,497,238	(33,084,333)	(34,820,700)

Net change in contract owners’ equity	190,521	-	(5,478,561)	(4,033,287)	(18,108)	1,546,405	(32,820,278)	2,474,573
Contract owners’ equity beginning of period	-	-	41,136,302	45,169,589	2,036,318	489,913	331,148,740	328,674,167

Contract owners’ equity end of period	$190,521	$-	$35,657,741	$41,136,302	$2,018,210	$2,036,318	$298,328,462	$331,148,740

CHANGES IN UNITS:
Beginning units	-	-	2,646,248	2,928,689	159,355	40,006	14,157,172	15,756,466
Units purchased	20,768	-	275,104	288,382	68,486	143,630	663,877	680,286
Units redeemed	(1,282)	-	(578,121)	(570,823)	(57,124)	(24,281)	(2,051,457)	(2,279,580)

Ending units	19,486	-	2,343,231	2,646,248	170,717	159,355	12,769,592	14,157,172

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DSRG		DSRGS		ETVFR		GVGMNS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(10,771)	$(8,840)	$(631)	$(567)	$64,512	$77,254	$(2,435)	$(2,429)
Realized gain (loss) on investments	2,277,602	2,273,591	6,666	8,308	(157,473)	(7,677)	5,684	1,936
Change in unrealized gain (loss) on investments	(9,476,722)	(293,526)	(20,249)	(6,105)	57,448	(184,754)	(21,062)	5,095
Reinvested capital gains	5,512,813	3,023,764	10,722	5,661	-	-	4,109	1,835

Net increase (decrease) in contract owners’ equity resulting from operations	(1,697,078)	4,994,989	(3,492)	7,297	(35,513)	(115,177)	(13,704)	6,437

Equity transactions:
Purchase payments received from contract owners (note 3)	647,646	614,888	-	-	16,302	9,612	10,719	7,958
Transfers between subaccounts (including fixed account), net (note 3)	(964,559)	(35,456)	(15,647)	15,579	(4,596,753)	8,386,110	(22,077)	23,708
Redemptions (note 2)	(4,599,651)	(4,470,857)	(654)	(18,453)	(240,050)	(214,155)	(14,847)	(3,888)
Annuity benefits	(4,102)	(4,556)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,113)	(2,352)	-	-	(1)	-	(7)	(1)
Contingent deferred sales charges (note 2)	(8,617)	(9,111)	-	-	(38)	-	-	-
Adjustments to maintain reserves	(9)	(1,151)	(19)	(15)	(31)	30	(6)	3

Net equity transactions	(4,931,405)	(3,908,595)	(16,320)	(2,889)	(4,820,571)	8,181,597	(26,218)	27,780

Net change in contract owners’ equity	(6,628,483)	1,086,394	(19,812)	4,408	(4,856,084)	8,066,420	(39,922)	34,217
Contract owners’ equity beginning of period	44,486,490	43,400,096	83,782	79,374	8,066,420	-	228,557	194,340

Contract owners’ equity end of period	$37,858,007	$44,486,490	$63,970	$83,782	$3,210,336	$8,066,420	$188,635	$228,557

CHANGES IN UNITS:
Beginning units	2,276,820	2,492,466	4,991	5,273	812,642	-	19,341	16,917
Units purchased	58,366	102,630	-	901	370,758	856,783	12,135	6,618
Units redeemed	(310,642)	(318,276)	(949)	(1,183)	(852,466)	(44,141)	(14,348)	(4,194)

Ending units	2,024,544	2,276,820	4,042	4,991	330,934	812,642	17,128	19,341

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HVSIT		IVMCC2		IVKMG2		JPMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,422)	$(5,194)	$(3,648)	$(4,134)	$(18,098)	$(17,103)	$(23,266)	$(70,072)
Realized gain (loss) on investments	(36,609)	105,136	(157)	8,689	139,695	178,341	1,431,240	2,154,744
Change in unrealized gain (loss) on investments	(89,800)	(201,845)	(51,022)	(33,787)	(293,247)	(82,678)	(3,700,789)	(491,500)
Reinvested capital gains	82,956	60,589	34,840	40,515	132,698	-	1,560,906	1,122,272

Net increase (decrease) in contract owners’ equity resulting from operations	(45,875)	(41,314)	(19,987)	11,283	(38,952)	78,560	(731,909)	2,715,444

Equity transactions:
Purchase payments received from contract owners (note 3)	4,490	171,307	-	4,016	268,005	41,457	379,761	244,657
Transfers between subaccounts (including fixed account), net (note 3)	(43,826)	(744,639)	13,242	(1,262)	320,549	39,045	110,000	384,700
Redemptions (note 2)	(101,581)	(39,854)	(5,795)	(2,919)	(387,108)	(269,278)	(2,182,988)	(2,073,316)
Annuity benefits	-	-	-	-	(7,998)	(6,708)	(2,450)	(4,004)
Contract maintenance charges (note 2)	-	-	(10)	(4)	(30)	(28)	(379)	(396)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(235)	(1,586)	(906)
Adjustments to maintain reserves	(32)	(24)	(37)	(16)	(72)	27	(380)	(275)

Net equity transactions	(140,949)	(613,210)	7,400	(185)	193,346	(195,720)	(1,698,022)	(1,449,540)

Net change in contract owners’ equity	(186,824)	(654,524)	(12,587)	11,098	154,394	(117,160)	(2,429,931)	1,265,904
Contract owners’ equity beginning of period	599,234	1,253,758	355,494	344,396	1,284,632	1,401,792	21,168,793	19,902,889

Contract owners’ equity end of period	$412,410	$599,234	$342,907	$355,494	$1,439,026	$1,284,632	$18,738,862	$21,168,793

CHANGES IN UNITS:
Beginning units	35,280	71,516	27,245	27,191	83,158	98,422	812,154	870,361
Units purchased	7,964	21,655	1,378	4,752	52,565	32,571	99,269	154,663
Units redeemed	(16,886)	(57,891)	(843)	(4,698)	(40,799)	(47,835)	(165,313)	(212,870)

Ending units	26,358	35,280	27,780	27,245	94,924	83,158	746,110	812,154

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JABS		JAFBS		JACAS		JAGTS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$301	$214	$7,173	$-	$70,869	$(993,575)	$(97,552)	$(333,443)
Realized gain (loss) on investments	1,233	1,072	(2,757)	-	(783,801)	1,114,634	1,458,954	4,362,126
Change in unrealized gain (loss) on investments	(4,649)	1,941	(14,945)	-	(7,717,091)	(21,898,474)	(4,271,363)	(3,622,962)
Reinvested capital gains	2,400	2,106	1,118	-	17,828,857	27,917,156	3,849,829	1,908,925

Net increase (decrease) in contract owners’ equity resulting from operations	(715)	5,333	(9,411)	-	9,398,834	6,139,741	939,868	2,314,646

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(4)	72	-	1,377,263	870,825	642,465	315,668
Transfers between subaccounts (including fixed account), net (note 3)	-	364	1,061,587	-	1,739,021	(1,961,670)	688,191	(1,532,430)
Redemptions (note 2)	(5,296)	(5,275)	(167,620)	-	(10,687,097)	(10,943,107)	(3,280,825)	(3,998,741)
Annuity benefits	(515)	(512)	-	-	(58,550)	(50,470)	(1,587)	(4,025)
Contract maintenance charges (note 2)	-	-	(7)	-	(1,833)	(1,832)	(640)	(674)
Contingent deferred sales charges (note 2)	-	-	-	-	(6,683)	(5,718)	(1,422)	(4,945)
Adjustments to maintain reserves	-	1	8	-	(3,255)	(5,041)	(511)	(740)

Net equity transactions	(5,811)	(5,426)	894,040	-	(7,641,134)	(12,097,013)	(1,954,329)	(5,225,887)

Net change in contract owners’ equity	(6,526)	(93)	884,629	-	1,757,700	(5,957,272)	(1,014,461)	(2,911,241)
Contract owners’ equity beginning of period	83,322	83,415	-	-	90,735,180	96,692,452	29,196,235	32,107,476

Contract owners’ equity end of period	$76,796	$83,322	$884,629	$-	$92,492,880	$90,735,180	$28,181,774	$29,196,235

CHANGES IN UNITS:
Beginning units	3,847	4,117	-	-	5,834,092	6,674,039	3,717,902	4,420,916
Units purchased	-	54	112,972	-	506,170	207,888	567,636	413,113
Units redeemed	(3,847)	(324)	(22,694)	-	(967,130)	(1,047,835)	(816,724)	(1,116,127)

Ending units	-	3,847	90,278	-	5,373,132	5,834,092	3,468,814	3,717,902

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAIGS		LZREMS		M2IGSS		MMCGSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(369,160)	$3,632,061	$1,961	$15,689	$(886)	$-	$(19,551)	$(21,542)
Realized gain (loss) on investments	(3,283,406)	(1,793,034)	(143,793)	(22,603)	(837)	-	55,327	43,603
Change in unrealized gain (loss) on investments	(3,833,257)	(17,591,726)	(136,073)	(157,370)	(13,376)	-	(112,321)	(75,884)
Reinvested capital gains	1,803,819	5,737,577	2,890	8,183	10,360	-	106,163	125,955

Net increase (decrease) in contract owners’ equity resulting from operations	(5,682,004)	(10,015,122)	(275,015)	(156,101)	(4,739)	-	29,618	72,132

Equity transactions:
Purchase payments received from contract owners (note 3)	833,643	880,900	10,006	26,243	-	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,354,893)	(3,182,474)	495,866	1,327,904	181,262	-	(46,204)	(5,059)
Redemptions (note 2)	(7,388,736)	(9,484,042)	(170,931)	(70,838)	(5,269)	-	(139,418)	(200,015)
Annuity benefits	(16,571)	(18,720)	-	-	(3,589)	-	-	-
Contract maintenance charges (note 2)	(1,659)	(1,955)	(1)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,952)	(10,681)	(17)	-	-	-	-	-
Adjustments to maintain reserves	8,857	(33,078)	(32)	(18)	-	-	(28)	(44)

Net equity transactions	(7,926,311)	(11,850,050)	334,891	1,283,291	172,404	-	(185,650)	(205,118)

Net change in contract owners’ equity	(13,608,315)	(21,865,172)	59,876	1,127,190	167,665	-	(156,032)	(132,986)
Contract owners’ equity beginning of period	64,765,791	86,630,963	1,127,190	-	-	-	1,122,629	1,255,615

Contract owners’ equity end of period	$51,157,476	$64,765,791	$1,187,066	$1,127,190	$167,665	$-	$966,597	$1,122,629

CHANGES IN UNITS:
Beginning units	4,980,693	5,797,336	119,098	-	-	-	76,594	91,207
Units purchased	271,855	225,119	118,861	154,534	-	-	1,791	2,772
Units redeemed	(888,354)	(1,041,762)	(79,555)	(35,436)	-	-	(14,086)	(17,385)

Ending units	4,364,194	4,980,693	158,404	119,098	-	-	64,299	76,594

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MNDSC		MVFSC		MVIVSC		MSGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(24,759)	$(40,458)	$347,934	$70,060	$107,930	$100,346	$336	$-
Realized gain (loss) on investments	(297,595)	101,403	2,434,553	2,891,744	1,094,157	897,694	(357)	-
Change in unrealized gain (loss) on investments	197,817	(1,065,439)	(5,751,314)	(840,062)	(619,692)	(1,060,395)	(8,395)	-
Reinvested capital gains	61,185	643,119	2,195,612	1,226,563	178,432	-	3,386	-

Net increase (decrease) in contract owners’ equity resulting from operations	(63,352)	(361,375)	(773,215)	3,348,305	760,827	(62,355)	(5,030)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	144,824	155,901	555,070	689,363	312,003	231,945	108	-
Transfers between subaccounts (including fixed account), net (note 3)	(143,516)	(1,268,156)	169,154	(1,434,408)	4,300,017	3,341,590	77,817	-
Redemptions (note 2)	(315,551)	(501,585)	(4,468,445)	(4,504,688)	(2,003,741)	(1,372,242)	-	-
Annuity benefits	-	-	(37,973)	(35,896)	(2,505)	(2,322)	-	-
Contract maintenance charges (note 2)	(47)	(39)	(746)	(771)	(99)	(73)	-	-
Contingent deferred sales charges (note 2)	(26)	(90)	(1,705)	(3,883)	(1,142)	(1,100)	-	-
Adjustments to maintain reserves	(99)	(94)	(361)	(523)	(165)	863	2	-

Net equity transactions	(314,415)	(1,614,063)	(3,785,006)	(5,290,806)	2,604,368	2,198,661	77,927	-

Net change in contract owners’ equity	(377,767)	(1,975,438)	(4,558,221)	(1,942,501)	3,365,195	2,136,306	72,897	-
Contract owners’ equity beginning of period	1,994,989	3,970,427	39,138,780	41,081,281	15,854,456	13,718,150	-	-

Contract owners’ equity end of period	$1,617,222	$1,994,989	$34,580,559	$39,138,780	$19,219,651	$15,854,456	$72,897	$-

CHANGES IN UNITS:
Beginning units	137,537	254,247	2,197,403	2,507,162	1,049,003	907,244	-	-
Units purchased	58,145	88,587	230,349	177,046	511,846	380,643	8,961	-
Units redeemed	(79,695)	(205,297)	(446,669)	(486,805)	(352,470)	(238,884)	(116)	-

Ending units	115,987	137,537	1,981,083	2,197,403	1,208,379	1,049,003	8,845	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVFI		MSVF2		MSEM		MSVMG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$87,130	$83,996	$12,781	$7,480	$250,509	$298,027	$(885)	$(906)
Realized gain (loss) on investments	1,073	(11,889)	7,839	(4,192)	(19,679)	17,848	834	926
Change in unrealized gain (loss) on investments	(189,770)	123,522	(42,366)	41,200	(351,296)	(215,411)	(10,967)	(6,300)
Reinvested capital gains	-	-	-	-	-	51,873	7,516	6,265

Net increase (decrease) in contract owners’ equity resulting from operations	(101,567)	195,629	(21,746)	44,488	(120,466)	152,337	(3,502)	(15)

Equity transactions:
Purchase payments received from contract owners (note 3)	164,638	162,523	(1)	-	9,905	9,463	17	-
Transfers between subaccounts (including fixed account), net (note 3)	805,324	2,226,631	34,311	42,842	(42,310)	(151,932)	9	(33)
Redemptions (note 2)	(894,898)	(289,516)	(282,159)	(14,064)	(677,858)	(1,002,034)	(761)	(783)
Annuity benefits	-	-	(8,422)	(8,620)	(7,321)	(8,535)	(617)	(640)
Contract maintenance charges (note 2)	(58)	(60)	-	-	25	(167)	(4)	(4)
Contingent deferred sales charges (note 2)	(209)	(38)	-	-	(212)	(521)	-	-
Adjustments to maintain reserves	(120)	(81)	(25)	-	(425)	(6)	(336)	115

Net equity transactions	74,677	2,099,459	(256,296)	20,158	(718,196)	(1,153,732)	(1,692)	(1,345)

Net change in contract owners’ equity	(26,890)	2,295,088	(278,042)	64,646	(838,662)	(1,001,395)	(5,194)	(1,360)
Contract owners’ equity beginning of period	4,304,578	2,009,490	872,299	807,653	6,334,014	7,335,409	52,026	53,386

Contract owners’ equity end of period	$4,277,688	$4,304,578	$594,257	$872,299	$5,495,352	$6,334,014	$46,832	$52,026

CHANGES IN UNITS:
Beginning units	330,800	163,990	61,442	58,862	180,466	213,062	3,677	3,737
Units purchased	250,760	401,368	4,735	3,408	1,517	1,589	1	-
Units redeemed	(244,955)	(234,558)	(24,647)	(828)	(22,833)	(34,185)	(56)	(60)

Ending units	336,605	330,800	41,530	61,442	159,150	180,466	3,622	3,677

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVRE		NAMGI2		NAMAA2		NVAMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,723)	$(1,678)	$7,889	$841	$1,695	$784	$1,582,544	$1,192,140
Realized gain (loss) on investments	55,099	80,875	(255)	119	(245)	(1)	4,177,625	6,484,330
Change in unrealized gain (loss) on investments	(47,788)	163,943	(70,778)	(157)	(9,598)	(550)	(29,124,810)	(7,321,112)
Reinvested capital gains	-	-	47,522	-	3,053	-	16,185,822	15,684,724

Net increase (decrease) in contract owners’ equity resulting from operations	4,588	243,140	(15,622)	803	(5,095)	233	(7,178,819)	16,040,082

Equity transactions:
Purchase payments received from contract owners (note 3)	1,526	353	(26)	5	3,731	-	1,267,753	1,141,546
Transfers between subaccounts (including fixed account), net (note 3)	(34,531)	37,133	459,362	93,391	94,767	88,564	(2,733,925)	(2,817,712)
Redemptions (note 2)	(29,704)	(113,468)	(21,861)	(4,626)	(4,653)	-	(15,105,279)	(17,082,608)
Annuity benefits	(9,594)	(8,823)	-	-	-	-	(123,326)	(128,970)
Contract maintenance charges (note 2)	(78)	(82)	-	-	-	-	(2,714)	(2,881)
Contingent deferred sales charges (note 2)	-	-	(20)	-	(20)	-	(8,885)	(8,744)
Adjustments to maintain reserves	74	27	(29)	1	(5)	1	4,386	(9,104)

Net equity transactions	(72,307)	(84,860)	437,426	88,771	93,820	88,565	(16,701,990)	(18,908,473)

Net change in contract owners’ equity	(67,719)	158,280	421,804	89,574	88,725	88,798	(23,880,809)	(2,868,391)
Contract owners’ equity beginning of period	1,063,437	905,157	89,574	-	88,798	-	143,260,059	146,128,450

Contract owners’ equity end of period	$995,718	$1,063,437	$511,378	$89,574	$177,523	$88,798	$119,379,250	$143,260,059

CHANGES IN UNITS:
Beginning units	22,531	24,549	8,825	-	8,915	-	6,143,389	7,014,850
Units purchased	512	1,208	49,642	9,590	11,676	8,915	161,563	255,474
Units redeemed	(1,928)	(3,226)	(7,629)	(765)	(2,168)	-	(897,070)	(1,126,935)

Ending units	21,115	22,531	50,838	8,825	18,423	8,915	5,407,882	6,143,389

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,450	$(2,629)	$110,142	$(118,152)	$26,843	$10,592	$(110,572)	$(103,961)
Realized gain (loss) on investments	97,567	162,204	3,924,591	1,435,983	187,235	243,437	1,547,504	1,952,241
Change in unrealized gain (loss) on investments	(517,265)	(167,038)	(6,346,629)	431,203	(402,667)	172,353	(2,399,955)	(1,751,365)
Reinvested capital gains	270,526	274,908	2,171,802	78,052	5,615	125,779	2,059,092	-

Net increase (decrease) in contract owners’ equity resulting from operations	(142,722)	267,445	(140,094)	1,827,086	(182,974)	552,161	1,096,069	96,915

Equity transactions:
Purchase payments received from contract owners (note 3)	-	638	905,930	1,319,680	239,129	186,293	316,041	436,255
Transfers between subaccounts (including fixed account), net (note 3)	(46,150)	(17,332)	4,640,364	3,401,228	857,730	(465,778)	798,964	(570,471)
Redemptions (note 2)	(237,383)	(454,076)	(7,162,430)	(4,595,590)	(1,577,005)	(1,586,762)	(2,192,080)	(3,118,400)
Annuity benefits	-	-	(84,693)	(93,128)	(14,200)	(15,541)	(16,673)	(18,635)
Contract maintenance charges (note 2)	-	-	(1,151)	(1,054)	(204)	(207)	(566)	(614)
Contingent deferred sales charges (note 2)	-	-	(4,542)	(3,946)	(311)	(2,521)	(1,037)	(2,077)
Adjustments to maintain reserves	10	(106)	(242)	(283)	(223)	(239)	(342)	(255)

Net equity transactions	(283,523)	(470,876)	(1,706,764)	26,907	(495,084)	(1,884,755)	(1,095,693)	(3,274,197)

Net change in contract owners’ equity	(426,245)	(203,431)	(1,846,858)	1,853,993	(678,058)	(1,332,594)	376	(3,177,282)
Contract owners’ equity beginning of period	2,461,761	2,665,192	51,157,719	49,303,726	14,261,184	15,593,778	21,916,357	25,093,639

Contract owners’ equity end of period	$2,035,516	$2,461,761	$49,310,861	$51,157,719	$13,583,126	$14,261,184	$21,916,733	$21,916,357

CHANGES IN UNITS:
Beginning units	112,628	135,281	3,245,900	3,225,592	1,158,387	1,315,739	1,373,880	1,583,720
Units purchased	4,516	1,726	594,776	544,340	189,118	79,973	251,034	147,318
Units redeemed	(17,807)	(24,379)	(703,434)	(524,032)	(227,339)	(237,325)	(319,252)	(357,158)

Ending units	99,337	112,628	3,137,242	3,245,900	1,120,166	1,158,387	1,305,662	1,373,880

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGR2		GVAGI2		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(170,098)	$(295,244)	$(66,981)	$(71,549)	$1,647,203	$1,725,486	$(58,947)	$20,226
Realized gain (loss) on investments	4,834,081	4,870,327	1,483,545	1,090,224	(311,522)	685,221	(282,498)	147,918
Change in unrealized gain (loss) on investments	(3,761,432)	(1,832,072)	(2,937,427)	568,754	(3,145,003)	(2,391,239)	(2,572,436)	(817,074)
Reinvested capital gains	981,967	-	1,503,950	190,795	374,237	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,884,518	2,743,011	(16,913)	1,778,224	(1,435,085)	19,468	(2,913,881)	(648,930)

Equity transactions:
Purchase payments received from contract owners (note 3)	609,547	1,001,801	434,315	524,843	413,085	144,032	376,869	217,136
Transfers between subaccounts (including fixed account), net (note 3)	(986,012)	(3,823,224)	1,226,390	1,825,948	2,079,444	22,764,359	(1,829,050)	21,625,991
Redemptions (note 2)	(6,921,061)	(5,424,339)	(2,263,827)	(1,849,712)	(5,245,440)	(4,592,608)	(1,956,750)	(2,119,594)
Annuity benefits	(53,433)	(51,131)	(54,340)	(53,646)	(52,715)	(36,427)	(14,787)	(12,404)
Contract maintenance charges (note 2)	(1,165)	(1,201)	(303)	(286)	(485)	(402)	(1,110)	(803)
Contingent deferred sales charges (note 2)	(3,223)	(6,880)	(2,874)	(1,144)	(2,249)	(2,053)	(1,937)	(1,124)
Adjustments to maintain reserves	(208)	(340)	(163)	(274)	(1,525)	(445)	(209)	456

Net equity transactions	(7,355,555)	(8,305,314)	(660,802)	445,729	(2,809,885)	18,276,456	(3,426,974)	19,709,658

Net change in contract owners’ equity	(5,471,037)	(5,562,303)	(677,715)	2,223,953	(4,244,970)	18,295,924	(6,340,855)	19,060,728
Contract owners’ equity beginning of period	39,331,274	44,893,577	21,804,720	19,580,767	41,152,217	22,856,293	20,027,626	966,898

Contract owners’ equity end of period	$33,860,237	$39,331,274	$21,127,005	$21,804,720	$36,907,247	$41,152,217	$13,686,771	$20,027,626

CHANGES IN UNITS:
Beginning units	2,547,233	3,111,350	1,516,576	1,473,478	1,849,112	1,046,197	911,864	38,605
Units purchased	269,437	226,060	246,597	292,103	564,743	1,362,040	74,579	1,046,779
Units redeemed	(738,762)	(790,177)	(286,879)	(249,005)	(694,833)	(559,125)	(237,583)	(173,520)

Ending units	2,077,908	2,547,233	1,476,294	1,516,576	1,719,022	1,849,112	748,860	911,864

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM2		GIG		NVIE6		NVNMO1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(4,877)	$(1,585)	$(136,855)	$337,807	$(741)	$1,614	$(224,419)	$(160,290)
Realized gain (loss) on investments	(8,183)	4,426	262,626	541,307	4,110	1,327	2,228,489	3,925,545
Change in unrealized gain (loss) on investments	(59,736)	(17,639)	(1,715,283)	(1,511,737)	(11,082)	(3,858)	(8,795,739)	(11,244,473)
Reinvested capital gains	-	-	782,796	-	2,687	-	5,525,836	11,222,364

Net increase (decrease) in contract owners’ equity resulting from operations	(72,796)	(14,798)	(806,716)	(632,623)	(5,026)	(917)	(1,265,833)	3,743,146

Equity transactions:
Purchase payments received from contract owners (note 3)	3,137	23,333	293,612	372,003	-	-	387,645	729,622
Transfers between subaccounts (including fixed account), net (note 3)	66,375	392,982	(121,264)	19,116,718	39,477	-	(1,512,488)	(2,795,909)
Redemptions (note 2)	(46,866)	(58,170)	(2,363,347)	(2,066,876)	(24,012)	(2,473)	(7,275,129)	(8,328,265)
Annuity benefits	-	-	(4,445)	(4,584)	(2,412)	(2,569)	(17,821)	(19,989)
Contract maintenance charges (note 2)	-	-	(498)	(332)	27	-	(1,087)	(1,127)
Contingent deferred sales charges (note 2)	-	-	(718)	(2,244)	-	-	(2,520)	(4,652)
Adjustments to maintain reserves	(2)	(54)	2,493	(45,147)	(2)	(1)	579	919

Net equity transactions	22,644	358,091	(2,194,167)	17,369,538	13,078	(5,043)	(8,420,821)	(10,419,401)

Net change in contract owners’ equity	(50,152)	343,293	(3,000,883)	16,736,915	8,052	(5,960)	(9,686,654)	(6,676,255)
Contract owners’ equity beginning of period	343,293	-	22,346,860	5,609,945	58,424	64,384	68,817,123	75,493,378

Contract owners’ equity end of period	$293,141	$343,293	$19,345,977	$22,346,860	$66,476	$58,424	$59,130,469	$68,817,123

CHANGES IN UNITS:
Beginning units	35,753	-	1,577,345	388,288	6,515	7,039	5,084,112	5,881,810
Units purchased	8,461	43,634	119,973	1,440,581	-	130	157,357	266,412
Units redeemed	(7,058)	(7,881)	(271,434)	(251,524)	(6,515)	(654)	(776,233)	(1,064,110)

Ending units	37,156	35,753	1,425,884	1,577,345	-	6,515	4,465,236	5,084,112

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNSR1		NVCRA2		NVCRB2		NVCCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(13,394)	$(15,885)	$53,322	$34,604	$150,974	$123,135	$121,076	$82,739
Realized gain (loss) on investments	213,793	749,733	120,187	57,284	225,057	342,775	138,611	377,093
Change in unrealized gain (loss) on investments	(987,827)	(271,736)	(522,378)	(148,573)	(973,320)	(405,338)	(853,620)	(452,252)
Reinvested capital gains	727,300	-	266,246	170,355	372,701	269,962	434,238	213,725

Net increase (decrease) in contract owners’ equity resulting from operations	(60,128)	462,112	(82,623)	113,670	(224,588)	330,534	(159,695)	221,305

Equity transactions:
Purchase payments received from contract owners (note 3)	68,200	130,570	321,307	139,496	361,648	92,366	191,230	81,124
Transfers between subaccounts (including fixed account), net (note 3)	(24,702)	(1,393,735)	106,111	127,607	622,218	130,795	525,921	318,230
Redemptions (note 2)	(465,896)	(633,610)	(663,743)	(109,296)	(1,782,599)	(1,261,451)	(667,480)	(884,060)
Annuity benefits	(4,050)	(1,920)	-	-	(501)	(513)	(1,169)	(1,182)
Contract maintenance charges (note 2)	(414)	(459)	(704)	(715)	(217)	(219)	(320)	(401)
Contingent deferred sales charges (note 2)	(665)	(1,128)	(701)	(1,308)	(892)	(872)	(1,624)	(963)
Adjustments to maintain reserves	(199)	(134)	(49)	(64)	(142)	(107)	(56)	(56)

Net equity transactions	(427,726)	(1,900,416)	(237,779)	155,720	(800,485)	(1,040,001)	46,502	(487,308)

Net change in contract owners’ equity	(487,854)	(1,438,304)	(320,402)	269,390	(1,025,073)	(709,467)	(113,193)	(266,003)
Contract owners’ equity beginning of period	4,540,236	5,978,540	3,580,129	3,310,739	10,745,478	11,454,945	6,510,877	6,776,880

Contract owners’ equity end of period	$4,052,382	$4,540,236	$3,259,727	$3,580,129	$9,720,405	$10,745,478	$6,397,684	$6,510,877

CHANGES IN UNITS:
Beginning units	290,579	419,199	274,908	262,726	804,875	884,824	485,410	523,330
Units purchased	40,391	48,210	48,727	30,057	117,487	101,725	60,091	88,053
Units redeemed	(68,760)	(176,830)	(66,005)	(17,875)	(177,793)	(181,674)	(55,134)	(125,973)

Ending units	262,210	290,579	257,630	274,908	744,569	804,875	490,367	485,410

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$68,523	$84,486	$317,492	$252,020	$140,862	$109,640	$95,701	$97,849
Realized gain (loss) on investments	4,965	239,499	464,228	954,033	213,574	310,270	131,453	252,575
Change in unrealized gain (loss) on investments	(482,347)	(401,790)	(2,343,335)	(1,015,479)	(1,350,041)	(895,055)	(667,327)	(320,629)
Reinvested capital gains	252,734	265,373	1,137,485	519,601	798,592	748,417	285,489	221,233

Net increase (decrease) in contract owners’ equity resulting from operations	(156,125)	187,568	(424,130)	710,175	(197,013)	273,272	(154,684)	251,028

Equity transactions:
Purchase payments received from contract owners (note 3)	126,083	97,916	535,858	628,978	267,082	239,283	62,943	119,874
Transfers between subaccounts (including fixed account), net (note 3)	320,460	1,566,015	571,186	241,457	(766,186)	737,683	(152,856)	(293,049)
Redemptions (note 2)	(891,917)	(1,242,920)	(3,369,715)	(3,378,946)	(822,055)	(763,869)	(738,558)	(764,931)
Annuity benefits	(31,416)	(32,301)	(55,773)	(56,959)	(91,519)	(92,820)	(1,538)	(1,570)
Contract maintenance charges (note 2)	(416)	(461)	(1,359)	(1,545)	(962)	(962)	(236)	(313)
Contingent deferred sales charges (note 2)	(975)	(2,401)	(3,547)	(7,981)	(2,805)	(6,151)	(4,590)	(751)
Adjustments to maintain reserves	8,913	8,825	(153)	(191)	(102)	(109)	(118)	(83)

Net equity transactions	(469,268)	394,673	(2,323,503)	(2,575,187)	(1,416,547)	113,055	(834,953)	(940,823)

Net change in contract owners’ equity	(625,393)	582,241	(2,747,633)	(1,865,012)	(1,613,560)	386,327	(989,637)	(689,795)
Contract owners’ equity beginning of period	8,547,681	7,965,440	21,247,660	23,112,672	9,284,473	8,898,146	8,090,255	8,780,050

Contract owners’ equity end of period	$7,922,288	$8,547,681	$18,500,027	$21,247,660	$7,670,913	$9,284,473	$7,100,618	$8,090,255

CHANGES IN UNITS:
Beginning units	666,519	626,630	1,539,548	1,734,862	598,430	583,495	631,852	706,326
Units purchased	96,584	341,135	114,165	176,567	56,910	115,348	21,981	62,867
Units redeemed	(132,711)	(301,246)	(286,296)	(371,881)	(156,720)	(100,413)	(87,079)	(137,341)

Ending units	630,392	666,519	1,367,417	1,539,548	498,620	598,430	566,754	631,852

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCBD1		NVCBD2		NVLCP2		TRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$106,613	$108,501	$5,345	$2,927	$16,286	$51,903	$126,310	$112,461
Realized gain (loss) on investments	(67,405)	(86,289)	1,406	5,776	(56,718)	11,078	2,619,032	3,507,036
Change in unrealized gain (loss) on investments	(173,566)	223,067	(27,325)	9,712	(84,128)	125,202	(2,613,952)	8,393,890
Reinvested capital gains	28,777	-	2,916	-	41,197	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(105,581)	245,279	(17,658)	18,415	(83,363)	188,183	131,390	12,013,387

Equity transactions:
Purchase payments received from contract owners (note 3)	66,465	136,949	-	-	131,324	76,514	937,244	1,059,185
Transfers between subaccounts (including fixed account), net (note 3)	(125,056)	1,740,682	26,515	(44,917)	(345,983)	471,407	(1,550,748)	(984,905)
Redemptions (note 2)	(724,267)	(1,203,701)	(18,324)	(35,266)	(359,989)	(655,891)	(13,253,094)	(11,589,135)
Annuity benefits	(6,641)	(4,853)	-	-	(4,774)	(4,849)	(105,620)	(107,231)
Contract maintenance charges (note 2)	(195)	(229)	-	-	(60)	(77)	(4,955)	(5,327)
Contingent deferred sales charges (note 2)	(930)	(3,812)	-	-	(94)	(331)	(9,510)	(8,564)
Adjustments to maintain reserves	(112)	(843)	(27)	(35)	(110)	(117)	(44,149)	(5,208)

Net equity transactions	(790,736)	664,193	8,164	(80,218)	(579,686)	(113,344)	(14,030,832)	(11,641,185)

Net change in contract owners’ equity	(896,317)	909,472	(9,494)	(61,803)	(663,049)	74,839	(13,899,442)	372,202
Contract owners’ equity beginning of period	6,681,450	5,771,978	629,055	690,858	5,283,998	5,209,159	116,290,558	115,918,356

Contract owners’ equity end of period	$5,785,133	$6,681,450	$619,561	$629,055	$4,620,949	$5,283,998	$102,391,116	$116,290,558

CHANGES IN UNITS:
Beginning units	517,257	465,087	53,208	60,013	382,835	390,927	5,723,696	6,330,688
Units purchased	95,471	252,677	2,238	-	71,834	130,520	122,554	137,058
Units redeemed	(156,309)	(200,507)	(1,545)	(6,805)	(115,027)	(138,612)	(801,846)	(744,050)

Ending units	456,419	517,257	53,901	53,208	339,642	382,835	5,044,404	5,723,696

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF2		GBF		GBF2		CAF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,767)	$(3,685)	$715,920	$1,169,305	$(10,941)	$(3,457)	$(228,486)	$(213,426)
Realized gain (loss) on investments	14,706	105,614	(2,061,520)	(2,346,237)	(54,966)	(51,681)	3,350,917	2,516,465
Change in unrealized gain (loss) on investments	(15,045)	(65,064)	(96,049)	6,008,049	17,726	135,340	(5,654,950)	730,380
Reinvested capital gains	-	-	-	-	-	-	3,727,423	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,106)	36,865	(1,441,649)	4,831,117	(48,181)	80,202	1,194,904	3,033,419

Equity transactions:
Purchase payments received from contract owners (note 3)	1,800	-	1,527,363	1,296,050	16,870	109,422	346,331	375,519
Transfers between subaccounts (including fixed account), net (note 3)	21,941	(26,358)	(1,003,390)	(2,706,428)	(261,427)	(27,167)	(2,146,271)	2,459,959
Redemptions (note 2)	(22,452)	(167,568)	(15,281,355)	(18,810,225)	(462,632)	(700,816)	(4,755,794)	(4,155,058)
Annuity benefits	-	-	(115,242)	(115,402)	(602)	(620)	(2,272)	(5,894)
Contract maintenance charges (note 2)	-	-	(2,569)	(2,759)	-	-	(1,800)	(1,987)
Contingent deferred sales charges (note 2)	-	-	(13,072)	(9,959)	-	-	(5,774)	(3,349)
Adjustments to maintain reserves	(36)	(18)	971	(1,531)	125	33	(453)	(778)

Net equity transactions	1,253	(193,944)	(14,887,294)	(20,350,254)	(707,666)	(619,148)	(6,566,033)	(1,331,588)

Net change in contract owners’ equity	(1,853)	(157,079)	(16,328,943)	(15,519,137)	(755,847)	(538,946)	(5,371,129)	1,701,831
Contract owners’ equity beginning of period	311,516	468,595	132,307,715	147,826,852	2,921,573	3,460,519	33,098,548	31,396,717

Contract owners’ equity end of period	$309,663	$311,516	$115,978,772	$132,307,715	$2,165,726	$2,921,573	$27,727,419	$33,098,548

CHANGES IN UNITS:
Beginning units	19,202	31,548	7,386,998	8,535,517	224,490	273,240	2,472,698	2,583,222
Units purchased	1,641	1,626	1,028,198	848,790	2,668	16,252	95,396	312,851
Units redeemed	(1,445)	(13,972)	(1,853,619)	(1,997,309)	(56,455)	(65,002)	(565,849)	(423,375)

Ending units	19,398	19,202	6,561,577	7,386,998	170,703	224,490	2,002,245	2,472,698

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$33,307	$81,231	$62,776	$182,521	$47,927	$44,229	$6,820	$13,633
Realized gain (loss) on investments	168,644	45,201	3,866,731	3,441,125	135,344	264,668	63,720	95,144
Change in unrealized gain (loss) on investments	(332,721)	(455,808)	(4,652,413)	(2,020,693)	(459,932)	(113,478)	(178,035)	(60,169)
Reinvested capital gains	-	-	-	-	163,059	25,471	71,074	22,838

Net increase (decrease) in contract owners’ equity resulting from operations	(130,770)	(329,376)	(722,906)	1,602,953	(113,602)	220,890	(36,421)	71,446

Equity transactions:
Purchase payments received from contract owners (note 3)	136,273	173,729	644,720	1,319,700	99,700	340,939	41,208	199,105
Transfers between subaccounts (including fixed account), net (note 3)	107,588	432,556	(1,036,489)	(805,207)	1,214,421	1,009,627	66,097	411,906
Redemptions (note 2)	(409,320)	(333,945)	(5,698,038)	(5,951,909)	(645,103)	(886,425)	(220,966)	(371,737)
Annuity benefits	-	-	(138,443)	(140,062)	(1,945)	(1,979)	(1,733)	(1,762)
Contract maintenance charges (note 2)	(73)	(65)	(5,594)	(5,530)	(222)	(195)	(132)	(122)
Contingent deferred sales charges (note 2)	(613)	(472)	(11,351)	(16,002)	(677)	(116)	(887)	(354)
Adjustments to maintain reserves	(80)	(124)	(266)	(236)	(97)	(131)	(53)	(51)

Net equity transactions	(166,225)	271,679	(6,245,461)	(5,599,246)	666,077	461,720	(116,466)	236,985

Net change in contract owners’ equity	(296,995)	(57,697)	(6,968,367)	(3,996,293)	552,475	682,610	(152,887)	308,431
Contract owners’ equity beginning of period	4,139,415	4,197,112	42,608,945	46,605,238	7,100,018	6,417,408	2,002,743	1,694,312

Contract owners’ equity end of period	$3,842,420	$4,139,415	$35,640,578	$42,608,945	$7,652,493	$7,100,018	$1,849,856	$2,002,743

CHANGES IN UNITS:
Beginning units	412,989	387,529	2,070,090	2,356,559	449,613	420,303	107,897	94,238
Units purchased	139,712	92,387	120,385	252,589	91,823	109,583	13,397	38,582
Units redeemed	(159,208)	(66,927)	(432,738)	(539,058)	(49,722)	(80,273)	(19,734)	(24,923)

Ending units	393,493	412,989	1,757,737	2,070,090	491,714	449,613	101,560	107,897

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDC		GVIDM		GVDMA		GVDMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$174,276	$193,231	$593,890	$885,518	$126,211	$393,109	$172,364	$292,000
Realized gain (loss) on investments	311,868	1,093,296	6,841,573	2,133,601	453,988	185,755	693,625	492,870
Change in unrealized gain (loss) on investments	(1,770,503)	(1,406,513)	(17,234,253)	4,802,885	(3,888,725)	3,075,786	(4,080,284)	122,892
Reinvested capital gains	1,026,610	1,043,998	7,386,224	-	1,684,172	-	2,622,469	1,074,640

Net increase (decrease) in contract owners’ equity resulting from operations	(257,749)	924,012	(2,412,566)	7,822,004	(1,624,354)	3,654,650	(591,826)	1,982,402

Equity transactions:
Purchase payments received from contract owners (note 3)	350,486	458,273	2,013,571	2,383,400	1,949,125	2,351,951	407,853	656,285
Transfers between subaccounts (including fixed account), net (note 3)	2,246,611	(717,909)	(2,455,468)	(2,337,203)	(2,844,184)	(955,397)	(781,114)	(209,463)
Redemptions (note 2)	(4,140,710)	(5,432,404)	(21,694,508)	(24,672,385)	(11,909,270)	(14,120,619)	(6,911,927)	(7,303,008)
Annuity benefits	(33,050)	(33,618)	(563,387)	(604,035)	(326,642)	(348,845)	(127,503)	(143,929)
Contract maintenance charges (note 2)	(1,057)	(1,046)	(9,019)	(9,616)	(10,620)	(11,118)	(2,414)	(2,583)
Contingent deferred sales charges (note 2)	(1,586)	(4,117)	(26,779)	(24,701)	(21,114)	(17,464)	(2,634)	(10,954)
Adjustments to maintain reserves	(336)	(330)	(44,205)	(114,679)	3,233	3,048	(42,159)	78

Net equity transactions	(1,579,642)	(5,731,151)	(22,779,795)	(25,379,219)	(13,159,472)	(13,098,444)	(7,459,898)	(7,013,574)

Net change in contract owners’ equity	(1,837,391)	(4,807,139)	(25,192,361)	(17,557,215)	(14,783,826)	(9,443,794)	(8,051,724)	(5,031,172)
Contract owners’ equity beginning of period	32,962,811	37,769,950	195,050,722	212,607,937	98,420,839	107,864,633	55,854,643	60,885,815

Contract owners’ equity end of period	$31,125,420	$32,962,811	$169,858,361	$195,050,722	$83,637,013	$98,420,839	$47,802,919	$55,854,643

CHANGES IN UNITS:
Beginning units	2,251,040	2,653,700	10,464,725	11,870,761	4,924,918	5,587,916	3,283,505	3,709,734
Units purchased	325,995	176,351	295,660	355,810	158,816	198,285	97,212	127,582
Units redeemed	(429,768)	(579,011)	(1,516,356)	(1,761,846)	(833,053)	(861,283)	(539,283)	(553,811)

Ending units	2,147,267	2,251,040	9,244,029	10,464,725	4,250,681	4,924,918	2,841,434	3,283,505

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MCIF		SAM		NVMIG1		GVDIVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(78,708)	$(107,789)	$(1,926,992)	$(2,089,745)	$(178,515)	$151,855	$3,989	$83,518
Realized gain (loss) on investments	3,078,644	4,565,685	-	3	(503,221)	(49,885)	(200,779)	(26,177)
Change in unrealized gain (loss) on investments	(12,516,999)	(1,732,879)	-	(2)	(2,330,626)	(3,895,790)	(213,244)	(858,486)
Reinvested capital gains	6,404,445	5,258,128	-	-	2,481,480	2,536,266	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,112,618)	7,983,145	(1,926,992)	(2,089,744)	(530,882)	(1,257,554)	(410,034)	(801,145)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,311,363	1,355,315	25,821,334	23,306,433	337,110	398,078	203,440	47,156
Transfers between subaccounts (including fixed account), net (note 3)	(1,097,447)	(2,882,622)	55,277,502	76,804,455	(1,548,311)	49,436,630	(177,434)	9,112,019
Redemptions (note 2)	(11,267,824)	(11,252,763)	(93,329,805)	(89,075,744)	(4,164,724)	(3,759,593)	(1,102,783)	(993,603)
Annuity benefits	(68,648)	(76,622)	(173,186)	(184,740)	(7,301)	(5,278)	-	-
Contract maintenance charges (note 2)	(1,998)	(2,173)	(2,780)	(2,970)	(926)	(610)	(384)	(218)
Contingent deferred sales charges (note 2)	(5,805)	(8,752)	(20,540)	(20,997)	(1,556)	(1,703)	(745)	(360)
Adjustments to maintain reserves	(1,160)	(11,031)	(318)	(199)	(440)	(397)	(261)	(241)

Net equity transactions	(11,131,519)	(12,878,648)	(12,427,793)	10,826,238	(5,386,148)	46,067,127	(1,078,167)	8,164,753

Net change in contract owners’ equity	(14,244,137)	(4,895,503)	(14,354,785)	8,736,494	(5,917,030)	44,809,573	(1,488,201)	7,363,608
Contract owners’ equity beginning of period	101,324,483	106,219,986	189,905,642	181,169,148	45,003,691	194,118	7,363,608	-

Contract owners’ equity end of period	$87,080,346	$101,324,483	$175,550,857	$189,905,642	$39,086,661	$45,003,691	$5,875,407	$7,363,608

CHANGES IN UNITS:
Beginning units	2,362,695	2,680,803	16,141,538	15,167,273	2,436,877	10,333	814,889	-
Units purchased	140,342	120,965	16,801,857	15,439,158	60,207	2,708,766	82,271	953,767
Units redeemed	(395,204)	(439,073)	(17,861,593)	(14,464,893)	(347,062)	(282,222)	(203,917)	(138,878)

Ending units	2,107,833	2,362,695	15,081,802	16,141,538	2,150,022	2,436,877	693,243	814,889

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV2		NVMLG1		NVMLG2		NVMLV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,294)	$2,993	$(178,514)	$(164,671)	$(6,155)	$(7,106)	$5,807	$(967)
Realized gain (loss) on investments	(4,663)	(764)	2,294,977	2,647,046	25,289	47,336	42,852	1,347,116
Change in unrealized gain (loss) on investments	(15,015)	(46,657)	(3,655,159)	(2,035,531)	(43,692)	(36,269)	(1,291,693)	(1,430,894)
Reinvested capital gains	-	-	2,010,924	1,698,446	29,184	28,677	892,910	953,224

Net increase (decrease) in contract owners’ equity resulting from operations	(21,972)	(44,428)	472,228	2,145,290	4,626	32,638	(350,124)	868,479

Equity transactions:
Purchase payments received from contract owners (note 3)	(10,814)	(2)	272,157	796,114	229	-	118,648	188,880
Transfers between subaccounts (including fixed account), net (note 3)	29,220	465,905	(2,230,001)	(768,853)	(157)	(6,083)	(486,826)	(35,078)
Redemptions (note 2)	(47,449)	(14,917)	(2,758,179)	(3,519,451)	(51,683)	(96,927)	(1,212,498)	(1,341,468)
Annuity benefits	(7,605)	(6,578)	(33,840)	(32,630)	-	-	(150)	(150)
Contract maintenance charges (note 2)	-	-	(1,097)	(1,114)	-	-	(104)	(136)
Contingent deferred sales charges (note 2)	-	-	(1,531)	(3,060)	-	-	(2,713)	(2,525)
Adjustments to maintain reserves	(13)	(31)	(506)	(382)	(19)	(23)	(185)	(344)

Net equity transactions	(36,661)	444,377	(4,752,997)	(3,529,376)	(51,630)	(103,033)	(1,583,828)	(1,190,821)

Net change in contract owners’ equity	(58,633)	399,949	(4,280,769)	(1,384,086)	(47,004)	(70,395)	(1,933,952)	(322,342)
Contract owners’ equity beginning of period	399,949	-	26,392,989	27,777,075	389,438	459,833	9,460,782	9,783,124

Contract owners’ equity end of period	$341,316	$399,949	$22,112,220	$26,392,989	$342,434	$389,438	$7,526,830	$9,460,782

CHANGES IN UNITS:
Beginning units	30,589	-	1,758,923	2,019,933	28,077	35,708	570,339	644,126
Units purchased	2,972	32,435	220,814	400,532	16	-	58,493	298,828
Units redeemed	(5,668)	(1,846)	(537,620)	(661,542)	(3,679)	(7,631)	(155,395)	(372,615)

Ending units	27,893	30,589	1,442,117	1,758,923	24,414	28,077	473,437	570,339

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV2		NVMMG1		NVMMG2		NVMMV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(18,555)	$(21,774)	$(912,697)	$(964,849)	$(82,564)	$(86,419)	$(8,969)	$146,859
Realized gain (loss) on investments	170,231	240,257	5,836,767	7,754,528	571,240	587,744	2,977,692	3,515,720
Change in unrealized gain (loss) on investments	(624,267)	(274,636)	(17,045,336)	(15,101,697)	(1,437,153)	(1,218,685)	(12,566,686)	(9,308,447)
Reinvested capital gains	326,500	352,609	11,563,439	10,517,339	910,070	842,389	7,115,590	15,691,179

Net increase (decrease) in contract owners’ equity resulting from operations	(146,091)	296,456	(557,827)	2,205,321	(38,407)	125,029	(2,482,373)	10,045,311

Equity transactions:
Purchase payments received from contract owners (note 3)	2,906	132	893,518	927,151	103,657	80,332	445,027	765,203
Transfers between subaccounts (including fixed account), net (note 3)	(66,012)	(53,551)	(2,652,553)	(1,427,431)	(586,634)	(139,788)	(1,585,685)	495,569
Redemptions (note 2)	(399,091)	(527,828)	(9,639,820)	(12,345,348)	(413,822)	(786,709)	(7,233,874)	(8,083,173)
Annuity benefits	(10,493)	(10,777)	(80,362)	(77,277)	-	-	(23,453)	(23,201)
Contract maintenance charges (note 2)	(11)	(11)	(2,383)	(2,523)	-	-	(1,066)	(1,083)
Contingent deferred sales charges (note 2)	(7)	(30)	(6,368)	(15,160)	-	-	(2,671)	(5,575)
Adjustments to maintain reserves	(13)	(163)	(41)	(462)	(72)	(32)	(402)	(646)

Net equity transactions	(472,721)	(592,228)	(11,488,009)	(12,941,050)	(896,871)	(846,197)	(8,402,124)	(6,852,906)

Net change in contract owners’ equity	(618,812)	(295,772)	(12,045,836)	(10,735,729)	(935,278)	(721,168)	(10,884,497)	3,192,405
Contract owners’ equity beginning of period	3,329,796	3,625,568	84,573,216	95,308,945	6,667,108	7,388,276	71,560,663	68,368,258

Contract owners’ equity end of period	$2,710,984	$3,329,796	$72,527,380	$84,573,216	$5,731,830	$6,667,108	$60,676,166	$71,560,663

CHANGES IN UNITS:
Beginning units	224,762	267,804	5,597,305	6,491,418	459,141	521,017	4,045,766	4,472,473
Units purchased	521	1,396	246,140	425,394	31,139	36,874	145,394	264,358
Units redeemed	(34,038)	(44,438)	(982,828)	(1,319,507)	(88,819)	(98,750)	(617,387)	(691,065)

Ending units	191,245	224,762	4,860,617	5,597,305	401,461	459,141	3,573,773	4,045,766

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCGF		SCGF2		SCVF		SCVF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(287,283)	$(291,340)	$(5,902)	$(5,912)	$(424,564)	$(631,920)	$(10,120)	$(12,101)
Realized gain (loss) on investments	1,637,631	5,430,864	41,882	30,881	4,555,261	3,661,221	19,037	104,620
Change in unrealized gain (loss) on investments	(4,753,481)	(8,436,681)	(86,438)	(68,322)	(20,296,164)	(7,152,768)	(150,420)	(127,673)
Reinvested capital gains	3,332,172	3,555,977	44,938	45,608	9,510,112	9,771,942	80,004	70,802

Net increase (decrease) in contract owners’ equity resulting from operations	(70,961)	258,820	(5,520)	2,255	(6,655,355)	5,648,475	(61,499)	35,648

Equity transactions:
Purchase payments received from contract owners (note 3)	250,363	280,637	6,250	8,750	1,239,527	1,062,851	6,285	10,231
Transfers between subaccounts (including fixed account), net (note 3)	717,616	(1,918,748)	3,599	(3,937)	(2,890,628)	(4,493,103)	43,929	(56,038)
Redemptions (note 2)	(2,807,214)	(3,200,413)	(36,128)	(36,466)	(10,564,885)	(12,864,030)	(18,319)	(129,782)
Annuity benefits	(8,407)	(9,113)	(44)	(42)	(48,113)	(49,951)	(121)	(123)
Contract maintenance charges (note 2)	(621)	(671)	-	-	(1,854)	(2,071)	-	-
Contingent deferred sales charges (note 2)	(1,534)	(1,912)	-	-	(7,181)	(10,182)	-	-
Adjustments to maintain reserves	(541)	(391)	(30)	(8)	(1,647)	(429)	5	(76)

Net equity transactions	(1,850,338)	(4,850,611)	(26,353)	(31,703)	(12,274,781)	(16,356,915)	31,779	(175,788)

Net change in contract owners’ equity	(1,921,299)	(4,591,791)	(31,873)	(29,448)	(18,930,136)	(10,708,440)	(29,720)	(140,140)
Contract owners’ equity beginning of period	24,418,270	29,010,061	318,426	347,874	103,394,646	114,103,086	742,568	882,708

Contract owners’ equity end of period	$22,496,971	$24,418,270	$286,553	$318,426	$84,464,510	$103,394,646	$712,848	$742,568

CHANGES IN UNITS:
Beginning units	1,063,211	1,285,895	21,402	23,563	2,196,959	2,567,355	34,791	43,328
Units purchased	193,175	232,601	3,296	3,224	54,597	64,073	2,545	804
Units redeemed	(272,391)	(455,285)	(5,208)	(5,385)	(317,904)	(434,469)	(1,036)	(9,341)

Ending units	983,995	1,063,211	19,490	21,402	1,933,652	2,196,959	36,300	34,791

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCF		SCF2		MSBF		NVSTB2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(669,247)	$(926,571)	$(24,470)	$(30,423)	$346,725	$957,026	$57,075	$(21,341)
Realized gain (loss) on investments	2,212,759	1,298,227	149,898	131,935	672,951	734,367	(18,641)	38,654
Change in unrealized gain (loss) on investments	(12,626,826)	(15,851,710)	(304,652)	(385,476)	(2,725,657)	(335,155)	(150,964)	(64,228)
Reinvested capital gains	8,928,544	14,845,685	131,786	253,951	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,154,770)	(634,369)	(47,438)	(30,013)	(1,705,981)	1,356,238	(112,530)	(46,915)

Equity transactions:
Purchase payments received from contract owners (note 3)	854,823	963,070	1,145	1,418	776,491	706,509	92,307	509,308
Transfers between subaccounts (including fixed account), net (note 3)	(3,622,964)	(2,311,138)	(42,180)	63,202	(1,711,682)	1,509,352	1,983,408	532,979
Redemptions (note 2)	(9,401,425)	(11,450,358)	(375,958)	(289,305)	(5,476,847)	(5,345,461)	(1,072,865)	(2,309,885)
Annuity benefits	(44,413)	(46,735)	-	-	(37,496)	(40,584)	(37,746)	(39,699)
Contract maintenance charges (note 2)	(2,075)	(2,219)	-	-	(343)	(403)	(64)	(58)
Contingent deferred sales charges (note 2)	(5,803)	(8,572)	-	-	(975)	(3,370)	(464)	(2,363)
Adjustments to maintain reserves	(684)	(377)	(47)	(93)	2,557	(3,006)	(131)	(195)

Net equity transactions	(12,222,541)	(12,856,329)	(417,040)	(224,778)	(6,448,295)	(3,176,963)	964,445	(1,309,913)

Net change in contract owners’ equity	(14,377,311)	(13,490,698)	(464,478)	(254,791)	(8,154,276)	(1,820,725)	851,915	(1,356,828)
Contract owners’ equity beginning of period	96,127,813	109,618,511	1,593,743	1,848,534	48,271,978	50,092,703	7,469,546	8,826,374

Contract owners’ equity end of period	$81,750,502	$96,127,813	$1,129,265	$1,593,743	$40,117,702	$48,271,978	$8,321,461	$7,469,546

CHANGES IN UNITS:
Beginning units	2,531,314	2,883,522	75,243	86,298	2,511,214	2,677,616	669,211	788,215
Units purchased	60,900	113,450	1,031	4,652	120,681	254,721	348,066	450,828
Units redeemed	(375,645)	(465,658)	(20,512)	(15,707)	(462,362)	(421,123)	(253,173)	(569,832)

Ending units	2,216,569	2,531,314	55,762	75,243	2,169,533	2,511,214	764,104	669,211

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVOLG1		NVOLG2		NVTIV3		EIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,902,414)	$(1,647,957)	$(114,483)	$(120,652)	$22,494	$70,470	$103,322	$166,619
Realized gain (loss) on investments	17,702,648	21,635,908	605,627	653,387	83,973	163,468	2,983,358	4,745,217
Change in unrealized gain (loss) on investments	(57,057,316)	(32,388,882)	(1,407,322)	(869,310)	(352,928)	(612,403)	(5,075,950)	(2,418,674)
Reinvested capital gains	56,309,141	41,629,299	1,166,735	908,519	133,104	109,195	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,052,059	29,228,368	250,557	571,944	(113,357)	(269,270)	(1,989,270)	2,493,162

Equity transactions:
Purchase payments received from contract owners (note 3)	3,333,127	3,398,687	342,112	32,047	83,785	137,923	369,313	587,488
Transfers between subaccounts (including fixed account), net (note 3)	(9,180,484)	(10,530,148)	(141,197)	(40,048)	582,652	53,973	(1,706,408)	(1,235,626)
Redemptions (note 2)	(43,777,555)	(48,815,103)	(1,458,149)	(1,517,061)	(442,592)	(502,755)	(3,193,116)	(3,716,780)
Annuity benefits	(413,783)	(412,148)	(10,245)	(9,890)	-	-	(32,726)	(40,269)
Contract maintenance charges (note 2)	(11,117)	(10,735)	-	-	(393)	(456)	(761)	(911)
Contingent deferred sales charges (note 2)	(16,004)	(24,617)	-	-	(1,132)	(1,188)	(729)	(5,342)
Adjustments to maintain reserves	1,988	(9,302)	39	149	(138)	(143)	(400)	(474)

Net equity transactions	(50,063,828)	(56,403,366)	(1,267,440)	(1,534,803)	222,182	(312,646)	(4,564,827)	(4,411,914)

Net change in contract owners’ equity	(35,011,769)	(27,174,998)	(1,016,883)	(962,859)	108,825	(581,916)	(6,554,097)	(1,918,752)
Contract owners’ equity beginning of period	392,557,787	419,732,785	8,440,611	9,403,470	2,537,408	3,119,324	30,488,617	32,407,369

Contract owners’ equity end of period	$357,546,018	$392,557,787	$7,423,728	$8,440,611	$2,646,233	$2,537,408	$23,934,520	$30,488,617

CHANGES IN UNITS:
Beginning units	16,797,856	19,341,164	383,627	455,761	169,031	188,729	1,504,917	1,734,014
Units purchased	276,893	341,661	17,980	9,173	91,790	51,101	96,478	293,438
Units redeemed	(2,353,780)	(2,884,969)	(74,231)	(81,307)	(75,561)	(70,799)	(326,952)	(522,535)

Ending units	14,720,969	16,797,856	327,376	383,627	185,260	169,031	1,274,443	1,504,917

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVRE1		NVLM2		NCPG2		NCPGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,261,154	$1,614,691	$939	$-	$642	$24,375	$86	$2,673
Realized gain (loss) on investments	3,219,253	4,177,412	(84)	-	(3,621)	5,017	109	199
Change in unrealized gain (loss) on investments	(22,852,113)	(6,439,415)	(6,036)	-	(66,070)	(43,745)	(13,638)	(4,446)
Reinvested capital gains	12,536,269	22,253,638	1,035	-	-	15,585	-	3,932

Net increase (decrease) in contract owners’ equity resulting from operations	(5,835,437)	21,606,326	(4,146)	-	(69,049)	1,232	(13,443)	2,358

Equity transactions:
Purchase payments received from contract owners (note 3)	882,178	1,628,709	11,473	-	6,278	15,973	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(4,375,167)	2,612,290	70,809	-	72,644	1,015,809	19,927	-
Redemptions (note 2)	(8,973,325)	(10,865,819)	(1,192)	-	(45,396)	(97,420)	-	-
Annuity benefits	(53,914)	(45,023)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,281)	(2,325)	-	-	(23)	-	-	-
Contingent deferred sales charges (note 2)	(8,225)	(6,819)	-	-	-	-	-	-
Adjustments to maintain reserves	1,012	(387)	1	-	(3)	(23)	-	(3)

Net equity transactions	(12,529,722)	(6,679,374)	81,091	-	33,500	934,339	19,927	(3)

Net change in contract owners’ equity	(18,365,159)	14,926,952	76,945	-	(35,549)	935,571	6,484	2,355
Contract owners’ equity beginning of period	96,683,230	81,756,278	-	-	1,123,108	187,537	229,468	227,113

Contract owners’ equity end of period	$78,318,071	$96,683,230	$76,945	$-	$1,087,559	$1,123,108	$235,952	$229,468

CHANGES IN UNITS:
Beginning units	6,557,623	7,066,545	-	-	102,255	17,065	20,964	20,964
Units purchased	534,959	889,310	8,318	-	8,445	114,426	1,820	-
Units redeemed	(1,421,770)	(1,398,232)	(125)	-	(5,530)	(29,236)	-	-

Ending units	5,670,812	6,557,623	8,193	-	105,170	102,255	22,784	20,964

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDPG2		IDPGI2		NVSIX2		GVEX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,833	$695	$241	$400	$(3,105)	$(4,423)	$65,408	$71,641
Realized gain (loss) on investments	478	3,094	1,206	905	(28,774)	7,617	312,146	133,264
Change in unrealized gain (loss) on investments	(17,868)	(2,715)	(4,278)	(341)	(211,660)	(24,908)	(525,625)	271,613
Reinvested capital gains	-	766	-	240	135,408	65,554	133,012	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,557)	1,840	(2,831)	1,204	(108,131)	43,840	(15,059)	476,518

Equity transactions:
Purchase payments received from contract owners (note 3)	20,427	30,419	9,574	27,830	53,586	147,185	173,119	525,573
Transfers between subaccounts (including fixed account), net (note 3)	57,891	120,588	(7,966)	41,481	436,536	435,006	3,213,082	4,784,282
Redemptions (note 2)	(8,867)	(38,071)	(18,039)	(16,504)	(257,805)	(88,047)	(655,922)	(348,721)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	(15)	(4)	(4)	(17)	(16)	(146)	(56)
Contingent deferred sales charges (note 2)	-	-	-	-	(233)	(12)	(759)	(275)
Adjustments to maintain reserves	(15)	(11)	(3)	-	(76)	(55)	(87)	(66)

Net equity transactions	69,417	112,910	(16,438)	52,803	231,991	494,061	2,729,287	4,960,737

Net change in contract owners’ equity	53,860	114,750	(19,269)	54,007	123,860	537,901	2,714,228	5,437,255
Contract owners’ equity beginning of period	241,686	126,936	86,987	32,980	1,403,244	865,343	7,319,004	1,881,749

Contract owners’ equity end of period	$295,546	$241,686	$67,718	$86,987	$1,527,104	$1,403,244	$10,033,232	$7,319,004

CHANGES IN UNITS:
Beginning units	22,298	11,790	8,031	3,087	108,080	68,726	558,765	160,648
Units purchased	7,246	13,965	892	6,466	69,830	104,485	450,912	487,371
Units redeemed	(826)	(3,457)	(2,388)	(1,522)	(52,829)	(65,131)	(242,607)	(89,254)

Ending units	28,718	22,298	6,535	8,031	125,081	108,080	767,070	558,765

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVGIB		ALVPGB		ALVSVB		ACVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,835)	$(8,801)	$(15,131)	$(18,230)	$(59,038)	$(72,666)	$573,395	$585,492
Realized gain (loss) on investments	80,650	43,139	219,263	60,984	26,739	1,061,720	1,168,123	2,329,866
Change in unrealized gain (loss) on investments	(76,529)	47,810	(194,573)	69,877	(1,383,730)	(1,314,370)	(11,052,373)	3,938,613
Reinvested capital gains	-	-	72,876	-	994,676	866,807	5,209,093	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,714)	82,148	82,435	112,631	(421,353)	541,491	(4,101,762)	6,853,971

Equity transactions:
Purchase payments received from contract owners (note 3)	22	1,152	-	-	84,361	245,181	646,670	543,387
Transfers between subaccounts (including fixed account), net (note 3)	57,709	6,572	(45,084)	(31,322)	(152,953)	(1,287,364)	(1,848,783)	1,737,986
Redemptions (note 2)	(209,509)	(117,239)	(360,476)	(105,655)	(527,194)	(1,006,913)	(6,301,898)	(7,616,423)
Annuity benefits	-	-	-	-	(32,576)	(36,015)	(28,577)	(29,524)
Contract maintenance charges (note 2)	-	-	-	-	(60)	(44)	(1,175)	(1,293)
Contingent deferred sales charges (note 2)	-	(75)	-	(73)	(419)	(550)	(5,483)	(6,627)
Adjustments to maintain reserves	(22)	(29)	(70)	(9)	(138)	(276)	(1,211)	(308)

Net equity transactions	(151,800)	(109,619)	(405,630)	(137,059)	(628,979)	(2,085,981)	(7,540,457)	(5,372,802)

Net change in contract owners’ equity	(155,514)	(27,471)	(323,195)	(24,428)	(1,050,332)	(1,544,490)	(11,642,219)	1,481,169
Contract owners’ equity beginning of period	1,192,470	1,219,941	1,043,412	1,067,840	6,713,417	8,257,907	65,655,499	64,174,330

Contract owners’ equity end of period	$1,036,956	$1,192,470	$720,217	$1,043,412	$5,663,085	$6,713,417	$54,013,280	$65,655,499

CHANGES IN UNITS:
Beginning units	67,370	74,021	60,218	68,946	317,042	431,348	2,789,911	3,010,407
Units purchased	3,477	1,609	2,061	33	30,318	197,743	137,386	313,005
Units redeemed	(12,103)	(8,260)	(24,182)	(8,761)	(60,316)	(312,049)	(479,181)	(533,501)

Ending units	58,744	67,370	38,097	60,218	287,044	317,042	2,448,116	2,789,911

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIG2		ACVIP2		ACVI		ACVMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(326)	$(1,013)	$274,108	$50,090	$(12,178)	$10,980	$89,782	$12,601
Realized gain (loss) on investments	60,536	195,386	(773,130)	(470,102)	42,286	11,865	1,332,289	1,064,726
Change in unrealized gain (loss) on investments	(152,671)	(127,698)	(597,010)	371,532	(35,121)	(137,775)	(2,632,688)	158,087
Reinvested capital gains	49,755	-	-	1,016,429	-	-	794,897	1,025,922

Net increase (decrease) in contract owners’ equity resulting from operations	(42,706)	66,675	(1,096,032)	967,949	(5,013)	(114,930)	(415,720)	2,261,336

Equity transactions:
Purchase payments received from contract owners (note 3)	675	2,876	542,102	686,296	35,230	38,114	329,359	344,450
Transfers between subaccounts (including fixed account), net (note 3)	43,839	(332,241)	(3,305,794)	(3,159,833)	26,480	4,982	(1,438,625)	1,985,550
Redemptions (note 2)	(88,218)	(312,136)	(3,274,551)	(5,540,244)	(111,474)	(206,650)	(2,403,488)	(1,949,694)
Annuity benefits	(531)	(542)	(89,959)	(112,421)	(1,479)	(1,581)	-	-
Contract maintenance charges (note 2)	-	-	(318)	(355)	-	-	(371)	(374)
Contingent deferred sales charges (note 2)	-	(161)	(1,338)	(3,476)	(707)	(1,034)	(2,234)	(2,467)
Adjustments to maintain reserves	92	84	(359)	(2,534)	9,113	(193)	(236)	(271)

Net equity transactions	(44,143)	(642,120)	(6,130,217)	(8,132,567)	(42,837)	(166,362)	(3,515,595)	377,194

Net change in contract owners’ equity	(86,849)	(575,445)	(7,226,249)	(7,164,618)	(47,850)	(281,292)	(3,931,315)	2,638,530
Contract owners’ equity beginning of period	597,736	1,173,181	35,601,425	42,766,043	1,598,453	1,879,745	18,361,036	15,722,506

Contract owners’ equity end of period	$510,887	$597,736	$28,375,176	$35,601,425	$1,550,603	$1,598,453	$14,429,721	$18,361,036

CHANGES IN UNITS:
Beginning units	32,813	71,691	2,451,935	3,014,960	83,742	91,893	903,966	892,688
Units purchased	2,716	375	97,718	293,125	8,896	6,154	104,994	273,886
Units redeemed	(5,057)	(39,253)	(532,728)	(856,150)	(10,191)	(14,305)	(279,706)	(262,608)

Ending units	30,472	32,813	2,016,925	2,451,935	82,447	83,742	729,254	903,966

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVMV2		ACVU1		ACVV		DVMCSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(877)	$(3,027)	$(279)	$(266)	$21,074	$9,251	$(9,924)	$(2,313)
Realized gain (loss) on investments	30,535	27,407	123	103	167,334	203,531	(24,687)	4,764
Change in unrealized gain (loss) on investments	(69,054)	10,645	(926)	1,668	(290,277)	29,045	(212,519)	16,753
Reinvested capital gains	23,088	31,124	1,973	-	-	-	200,825	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,308)	66,149	891	1,505	(101,869)	241,827	(46,305)	19,204

Equity transactions:
Purchase payments received from contract owners (note 3)	(10)	1	-	(4)	26,915	30,804	47,105	4
Transfers between subaccounts (including fixed account), net (note 3)	(4,858)	24,568	-	4	59,695	(22,727)	865,523	614,696
Redemptions (note 2)	(8,978)	(9,636)	-	(7)	(252,477)	(330,517)	(215,789)	(9,740)
Annuity benefits	(28,198)	(25,173)	-	-	-	-	-	-
Contract maintenance charges (note 2)	9	-	-	-	-	-	(11)	-
Contingent deferred sales charges (note 2)	-	-	-	7	(1,171)	(777)	(129)	(56)
Adjustments to maintain reserves	(2)	3	(1)	1	374	190	(47)	(18)

Net equity transactions	(42,037)	(10,237)	(1)	1	(166,664)	(323,027)	696,652	604,886

Net change in contract owners’ equity	(58,345)	55,912	890	1,506	(268,533)	(81,200)	650,347	624,090
Contract owners’ equity beginning of period	532,106	476,194	20,170	18,664	2,176,064	2,257,264	624,090	-

Contract owners’ equity end of period	$473,761	$532,106	$21,060	$20,170	$1,907,531	$2,176,064	$1,274,437	$624,090

CHANGES IN UNITS:
Beginning units	23,273	23,740	1,197	1,197	66,415	77,138	57,261	-
Units purchased	-	1,836	-	6	6,255	3,777	127,273	74,244
Units redeemed	(23,273)	(2,303)	-	(6)	(11,484)	(14,500)	(63,098)	(16,983)

Ending units	-	23,273	1,197	1,197	61,186	66,415	121,436	57,261

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DVSCS		DCAP		DCAPS		DSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(97,452)	$(147,040)	$323,921	$457,349	$(4,787)	$(3,756)	$(325)	$(330)
Realized gain (loss) on investments	2,069,796	2,700,622	4,298,841	4,306,380	73,594	108,656	185	7,316
Change in unrealized gain (loss) on investments	(4,420,391)	(3,183,024)	(9,284,167)	(2,353,440)	(162,921)	(74,700)	(733)	(8,347)
Reinvested capital gains	1,675,969	1,566,948	2,731,452	1,733,148	47,426	30,415	412	-

Net increase (decrease) in contract owners’ equity resulting from operations	(772,078)	937,506	(1,929,953)	4,143,437	(46,688)	60,615	(461)	(1,361)

Equity transactions:
Purchase payments received from contract owners (note 3)	506,584	264,455	743,804	788,549	41	3,204	15,542	1,237
Transfers between subaccounts (including fixed account), net (note 3)	(1,204,843)	(2,628,436)	(2,426,994)	(4,068,030)	27,804	(84,700)	-	-
Redemptions (note 2)	(3,017,716)	(2,595,011)	(6,539,855)	(7,128,971)	(137,660)	(97,815)	(206)	(23,445)
Annuity benefits	(38,904)	(42,117)	(48,457)	(46,754)	-	-	-	-
Contract maintenance charges (note 2)	(1,332)	(1,051)	(909)	(1,023)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,975)	(3,978)	(5,735)	(4,933)	(21)	-	-	-
Adjustments to maintain reserves	(2,346)	(3,167)	(1,479)	(618)	(55)	(42)	2	3

Net equity transactions	(3,761,532)	(5,009,305)	(8,279,625)	(10,461,780)	(109,891)	(179,353)	15,338	(22,205)

Net change in contract owners’ equity	(4,533,610)	(4,071,799)	(10,209,578)	(6,318,343)	(156,579)	(118,738)	14,877	(23,566)
Contract owners’ equity beginning of period	26,819,491	30,891,290	60,772,153	67,090,496	1,015,902	1,134,640	12,118	35,684

Contract owners’ equity end of period	$22,285,881	$26,819,491	$50,562,575	$60,772,153	$859,323	$1,015,902	$26,995	$12,118

CHANGES IN UNITS:
Beginning units	1,036,355	1,241,395	2,602,296	3,076,919	61,065	72,014	697	2,139
Units purchased	66,267	68,497	56,220	142,302	1,841	2,385	962	74
Units redeemed	(210,145)	(273,537)	(418,733)	(616,925)	(8,676)	(13,334)	(11)	(1,516)

Ending units	892,477	1,036,355	2,239,783	2,602,296	54,230	61,065	1,648	697

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DVIV		FCA2S		FHIBS		FQB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$80	$50	$(850)	$(221)	$55,638	$77,925	$2,091,337	$2,336,354
Realized gain (loss) on investments	304	256	(643)	(1,256)	13,951	49,884	(294,077)	518,296
Change in unrealized gain (loss) on investments	(182)	(882)	(17,165)	(55,950)	(140,161)	(112,599)	(2,729,739)	(499,638)
Reinvested capital gains	-	-	307	50,071	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	202	(576)	(18,351)	(7,356)	(70,572)	15,210	(932,479)	2,355,012

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	675	673	-	4,739	720,520	620,709
Transfers between subaccounts (including fixed account), net (note 3)	-	-	1,560	(2,400)	15,463	31,677	(1,421,951)	(591,182)
Redemptions (note 2)	(3,631)	(3,493)	(3,038)	(32,882)	(162,086)	(266,193)	(9,438,135)	(11,633,180)
Annuity benefits	-	-	-	-	(209)	(218)	(68,346)	(66,788)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(839)	(920)
Contingent deferred sales charges (note 2)	-	-	-	-	(7)	-	(1,240)	(5,890)
Adjustments to maintain reserves	(7)	(3)	(31)	32	(66)	10	403	255

Net equity transactions	(3,638)	(3,496)	(834)	(34,577)	(146,905)	(229,985)	(10,209,588)	(11,676,996)

Net change in contract owners’ equity	(3,436)	(4,072)	(19,185)	(41,933)	(217,477)	(214,775)	(11,142,067)	(9,321,984)
Contract owners’ equity beginning of period	5,270	9,342	224,746	266,679	1,738,589	1,953,364	81,152,559	90,474,543

Contract owners’ equity end of period	$1,834	$5,270	$205,561	$224,746	$1,521,112	$1,738,589	$70,010,492	$81,152,559

CHANGES IN UNITS:
Beginning units	342	536	19,014	21,807	86,163	97,338	4,354,125	4,981,035
Units purchased	-	-	198	136	3,631	4,406	165,751	281,609
Units redeemed	(220)	(194)	(261)	(2,929)	(10,690)	(15,581)	(717,308)	(908,519)

Ending units	122	342	18,951	19,014	79,104	86,163	3,802,568	4,354,125

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FQBS		FVSS2		FCS		FNRS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$50,492	$59,925	$(4,402)	$(5,935)	$(27,121)	$(36,604)	$(27,675)	$(95,419)
Realized gain (loss) on investments	90,198	86,115	64,266	147,948	143,166	183,976	(639,383)	966,333
Change in unrealized gain (loss) on investments	(202,444)	(85,178)	(75,857)	(119,572)	(1,445,577)	998,788	(2,573,561)	(3,343,099)
Reinvested capital gains	-	-	327	-	1,268,782	284,498	398,190	187,960

Net increase (decrease) in contract owners’ equity resulting from operations	(61,754)	60,862	(15,666)	22,441	(60,750)	1,430,658	(2,842,429)	(2,284,225)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,790	47,927	1,674	3,972	260,347	265,784	313,836	736,846
Transfers between subaccounts (including fixed account), net (note 3)	20,780	20,903	(5,604)	(193,977)	(28,051)	(243,872)	(121,697)	505,488
Redemptions (note 2)	(421,586)	(649,231)	(78,450)	(63,271)	(1,486,960)	(1,143,921)	(1,510,703)	(2,438,755)
Annuity benefits	(946)	(975)	-	-	-	-	(19,133)	(28,254)
Contract maintenance charges (note 2)	-	-	-	-	(15)	(15)	(669)	(821)
Contingent deferred sales charges (note 2)	(44)	-	-	-	(8,222)	(9,473)	(2,217)	(2,180)
Adjustments to maintain reserves	187	54	14	(78)	(1,391)	17	(249)	(1,388)

Net equity transactions	(384,819)	(581,322)	(82,366)	(253,354)	(1,264,292)	(1,131,480)	(1,340,832)	(1,229,064)

Net change in contract owners’ equity	(446,573)	(520,460)	(98,032)	(230,913)	(1,325,042)	299,178	(4,183,261)	(3,513,289)
Contract owners’ equity beginning of period	3,100,581	3,621,041	448,550	679,463	14,547,502	14,248,324	13,649,077	17,162,366

Contract owners’ equity end of period	$2,654,008	$3,100,581	$350,518	$448,550	$13,222,460	$14,547,502	$9,465,816	$13,649,077

CHANGES IN UNITS:
Beginning units	218,149	259,067	21,779	34,351	429,643	465,436	1,251,643	1,355,265
Units purchased	15,623	7,501	104	1,494	16,612	15,706	302,438	457,058
Units redeemed	(42,255)	(48,419)	(3,909)	(14,066)	(53,526)	(51,499)	(445,606)	(560,680)

Ending units	191,517	218,149	17,974	21,779	392,729	429,643	1,108,475	1,251,643

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEIS		FEI2		FF10S		FF10S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,743,170	$3,453,444	$42,937	$34,456	$37,407	$33,423	$(225)	$(417)
Realized gain (loss) on investments	(5,337,442)	(1,775,773)	(68,319)	(47,059)	302,822	320,017	2,403	3,515
Change in unrealized gain (loss) on investments	(28,471,833)	11,448,702	(656,453)	256,260	(472,350)	(199,002)	(3,315)	(2,829)
Reinvested capital gains	19,617,857	3,077,469	425,676	67,598	23,642	161,276	133	958

Net increase (decrease) in contract owners’ equity resulting from operations	(10,448,248)	16,203,842	(256,159)	311,255	(108,479)	315,714	(1,004)	1,227

Equity transactions:
Purchase payments received from contract owners (note 3)	2,353,406	2,859,636	6,823	18,402	104,973	173,170	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(2,716,225)	(4,868,960)	(129,731)	(99,426)	(32,519)	185,880	-	-
Redemptions (note 2)	(25,219,569)	(26,060,065)	(463,870)	(570,595)	(1,441,829)	(1,741,287)	(3,245)	(5,076)
Annuity benefits	(195,444)	(185,291)	(326)	(320)	-	(5,279)	(5,621)	(6,185)
Contract maintenance charges (note 2)	(2,782)	(2,975)	-	-	(53)	(75)	-	9
Contingent deferred sales charges (note 2)	(8,942)	(11,552)	(21)	-	(396)	(1,408)	(124)	(81)
Adjustments to maintain reserves	2,062	3,738	(68)	(113)	(63)	41	(1)	101

Net equity transactions	(25,787,494)	(28,265,469)	(587,193)	(652,052)	(1,369,887)	(1,388,958)	(8,991)	(11,232)

Net change in contract owners’ equity	(36,235,742)	(12,061,627)	(843,352)	(340,797)	(1,478,366)	(1,073,244)	(9,995)	(10,005)
Contract owners’ equity beginning of period	219,275,307	231,336,934	4,712,934	5,053,731	9,586,214	10,659,458	54,621	64,626

Contract owners’ equity end of period	$183,039,565	$219,275,307	$3,869,582	$4,712,934	$8,107,848	$9,586,214	$44,626	$54,621

CHANGES IN UNITS:
Beginning units	9,377,426	10,635,351	277,879	317,752	663,828	760,965	3,770	4,548
Units purchased	267,601	357,341	3,861	3,293	48,882	77,215	-	51
Units redeemed	(1,397,350)	(1,615,266)	(39,023)	(43,166)	(142,938)	(174,352)	(3,770)	(829)

Ending units	8,247,677	9,377,426	242,717	277,879	569,772	663,828	-	3,770

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF20S		FF20S2		FF30S		FF30S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$69,927	$59,416	$(471)	$(726)	$34,077	$32,984	$(524)	$(863)
Realized gain (loss) on investments	449,297	657,397	5,695	2,851	570,068	351,174	7,883	7,238
Change in unrealized gain (loss) on investments	(769,353)	(514,119)	(8,591)	(971)	(768,833)	(271,225)	(13,679)	(2,639)
Reinvested capital gains	51,721	224,025	555	2,527	38,856	157,574	1,517	6,341

Net increase (decrease) in contract owners’ equity resulting from operations	(198,408)	426,719	(2,812)	3,681	(125,832)	270,507	(4,803)	10,077

Equity transactions:
Purchase payments received from contract owners (note 3)	194,621	437,017	-	-	446,997	330,447	-	-
Transfers between subaccounts (including fixed account), net (note 3)	892,029	1,451,863	-	-	(385,445)	180,075	-	-
Redemptions (note 2)	(1,860,933)	(2,066,814)	(1,536)	(1,647)	(1,032,307)	(785,462)	(21,868)	(21,416)
Annuity benefits	-	-	(9,146)	(9,325)	(2,092)	-	(11,014)	(11,130)
Contract maintenance charges (note 2)	(753)	(805)	-	-	(1,508)	(1,444)	18	-
Contingent deferred sales charges (note 2)	(3,550)	(3,579)	-	-	(7,823)	(2,714)	-	-
Adjustments to maintain reserves	(192)	(2,488)	(2)	1	(213)	(256)	(1)	(1)

Net equity transactions	(778,778)	(184,806)	(10,684)	(10,971)	(982,391)	(279,354)	(32,865)	(32,547)

Net change in contract owners’ equity	(977,186)	241,913	(13,496)	(7,290)	(1,108,223)	(8,847)	(37,668)	(22,470)
Contract owners’ equity beginning of period	12,566,546	12,324,633	137,042	144,332	8,163,977	8,172,824	309,821	332,291

Contract owners’ equity end of period	$11,589,360	$12,566,546	$123,546	$137,042	$7,055,754	$8,163,977	$272,153	$309,821

CHANGES IN UNITS:
Beginning units	877,056	889,747	9,056	9,789	561,359	582,494	19,002	21,000
Units purchased	139,539	198,590	-	80	127,277	131,291	-	204
Units redeemed	(195,767)	(211,281)	(9,056)	(813)	(197,627)	(152,426)	(19,002)	(2,202)

Ending units	820,828	877,056	-	9,056	491,009	561,359	-	19,002

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGOS		FGS		FG2		FHIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(11,767)	$(10,830)	$(1,606,968)	$(1,797,534)	$(43,343)	$(47,872)	$2,849,152	$1,620,751
Realized gain (loss) on investments	60,048	143,623	13,496,400	13,945,847	118,071	259,627	3,155,524	(80,799)
Change in unrealized gain (loss) on investments	(115,562)	(25,967)	(7,378,154)	4,501,200	(28,688)	18,312	(9,839,573)	(1,444,257)
Reinvested capital gains	112,571	1,037	5,428,542	-	77,674	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	45,290	107,863	9,939,820	16,649,513	123,714	230,067	(3,834,897)	95,695

Equity transactions:
Purchase payments received from contract owners (note 3)	17,353	17,074	2,392,050	1,952,750	43,131	79,331	645,321	73,112
Transfers between subaccounts (including fixed account), net (note 3)	19,231	(113,214)	5,207,271	3,582,655	8,152	(14,044)	24,487,046	(1,118,647)
Redemptions (note 2)	(70,914)	(69,114)	(22,062,607)	(21,330,021)	(272,355)	(446,960)	(6,921,228)	(3,711,688)
Annuity benefits	-	-	(82,442)	(75,510)	(286)	(277)	(31,214)	(24,729)
Contract maintenance charges (note 2)	-	-	(5,248)	(5,644)	-	-	(446)	(356)
Contingent deferred sales charges (note 2)	(544)	(744)	(13,579)	(16,054)	-	-	(2,566)	(1,269)
Adjustments to maintain reserves	93	(130)	(623)	1,619	(25)	(104)	2,021	977

Net equity transactions	(34,781)	(166,128)	(14,565,178)	(15,890,205)	(221,383)	(382,054)	18,178,934	(4,782,600)

Net change in contract owners’ equity	10,509	(58,265)	(4,625,358)	759,308	(97,669)	(151,987)	14,344,037	(4,686,905)
Contract owners’ equity beginning of period	1,114,397	1,172,662	175,778,796	175,019,488	2,520,786	2,672,773	34,615,590	39,302,495

Contract owners’ equity end of period	$1,124,906	$1,114,397	$171,153,438	$175,778,796	$2,423,117	$2,520,786	$48,959,627	$34,615,590

CHANGES IN UNITS:
Beginning units	62,685	73,114	7,796,816	8,522,611	150,437	174,860	2,134,772	2,423,871
Units purchased	3,915	4,533	664,956	959,942	9,285	13,833	3,627,565	7,613
Units redeemed	(5,944)	(14,962)	(1,311,664)	(1,685,737)	(21,966)	(38,256)	(2,598,557)	(296,712)

Ending units	60,656	62,685	7,150,108	7,796,816	137,756	150,437	3,163,780	2,134,772

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FIGBS		FMCS		FMC2		FOS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$479,658	$389,470	$(235,123)	$(337,135)	$(90,692)	$(113,597)	$125,937	$15,336
Realized gain (loss) on investments	1,353	(52,155)	1,018,737	2,224,589	237,029	230,179	(481,184)	65,714
Change in unrealized gain (loss) on investments	(1,178,397)	1,543,851	(5,281,147)	(1,085,184)	(1,016,671)	(20,054)	(720,432)	(1,504,376)
Reinvested capital gains	31,866	16,943	3,855,353	828,181	702,723	148,339	33,785	3,926

Net increase (decrease) in contract owners’ equity resulting from operations	(665,520)	1,898,109	(642,180)	1,630,451	(167,611)	244,867	(1,041,894)	(1,419,400)

Equity transactions:
Purchase payments received from contract owners (note 3)	864,192	421,328	485,252	645,538	175,773	87,677	199,544	13,061
Transfers between subaccounts (including fixed account), net (note 3)	790,479	165,718	(1,770,914)	(2,081,123)	(64,122)	(46,893)	22,940,795	(562,043)
Redemptions (note 2)	(6,172,389)	(5,707,190)	(4,003,354)	(3,737,003)	(919,151)	(805,296)	(2,921,623)	(1,312,458)
Annuity benefits	(78,250)	(72,659)	(500)	(491)	(93,078)	(94,621)	(38,661)	(7,758)
Contract maintenance charges (note 2)	(1,008)	(1,046)	(889)	(919)	23	31	(529)	(76)
Contingent deferred sales charges (note 2)	(2,670)	(5,321)	(4,847)	(4,443)	(8)	-	(960)	(462)
Adjustments to maintain reserves	(20)	(1,870)	(311)	406	(113)	175	7,966	(1,745)

Net equity transactions	(4,599,666)	(5,201,040)	(5,295,563)	(5,178,035)	(900,676)	(858,927)	20,186,532	(1,871,481)

Net change in contract owners’ equity	(5,265,186)	(3,302,931)	(5,937,743)	(3,547,584)	(1,068,287)	(614,060)	19,144,638	(3,290,881)
Contract owners’ equity beginning of period	40,415,890	43,718,821	33,158,113	36,705,697	5,948,921	6,562,981	13,132,934	16,423,815

Contract owners’ equity end of period	$35,150,704	$40,415,890	$27,220,370	$33,158,113	$4,880,634	$5,948,921	$32,277,572	$13,132,934

CHANGES IN UNITS:
Beginning units	2,667,673	3,020,099	1,970,607	2,291,393	159,648	185,686	745,111	847,048
Units purchased	315,466	343,072	136,414	255,909	7,805	8,047	1,258,565	3,487
Units redeemed	(621,993)	(695,498)	(445,595)	(576,695)	(34,278)	(34,085)	(228,920)	(105,424)

Ending units	2,361,146	2,667,673	1,661,426	1,970,607	133,175	159,648	1,774,756	745,111

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FO2		FVSS		FTVIS2		FTVRD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,473)	$-	$(17,636)	$(39,566)	$1,943,441	$2,416,709	$(313)	$(1,201)
Realized gain (loss) on investments	(22,877)	-	954,175	1,909,394	1,363,436	2,138,423	34,382	37,047
Change in unrealized gain (loss) on investments	(114,651)	-	(1,318,050)	(1,194,380)	(7,620,564)	(2,600,761)	(138,602)	59
Reinvested capital gains	1,689	-	8,610	-	-	-	70,797	14,351

Net increase (decrease) in contract owners’ equity resulting from operations	(139,312)	-	(372,901)	675,448	(4,313,687)	1,954,371	(33,736)	50,256

Equity transactions:
Purchase payments received from contract owners (note 3)	1,145	-	70,121	74,143	743,373	1,151,448	(3)	-
Transfers between subaccounts (including fixed account), net (note 3)	2,113,514	-	(847,792)	(710,427)	(8,559,216)	4,492,626	(23,188)	(6,794)
Redemptions (note 2)	(372,139)	-	(1,220,834)	(1,366,578)	(7,525,883)	(6,454,523)	(11,155)	(29,941)
Annuity benefits	(116)	-	(14,185)	(14,045)	(53,435)	(62,625)	(51,775)	(58,321)
Contract maintenance charges (note 2)	-	-	(365)	(395)	(427)	(450)	-	-
Contingent deferred sales charges (note 2)	-	-	(945)	(1,240)	(4,129)	(3,948)	-	-
Adjustments to maintain reserves	1,060	-	(67)	(1,870)	(215)	(404)	(1)	2

Net equity transactions	1,743,464	-	(2,014,067)	(2,020,412)	(15,399,932)	(877,876)	(86,122)	(95,054)

Net change in contract owners’ equity	1,604,152	-	(2,386,968)	(1,344,964)	(19,713,619)	1,076,495	(119,858)	(44,798)
Contract owners’ equity beginning of period	-	-	11,470,024	12,814,988	61,646,675	60,570,180	741,786	786,584

Contract owners’ equity end of period	$1,604,152	$-	$9,083,056	$11,470,024	$41,933,056	$61,646,675	$621,928	$741,786

CHANGES IN UNITS:
Beginning units	-	-	490,540	579,506	3,904,594	3,963,678	38,167	43,332
Units purchased	214,867	-	13,370	108,980	321,872	749,665	-	655
Units redeemed	(43,293)	-	(100,540)	(197,946)	(1,343,390)	(808,749)	(38,167)	(5,820)

Ending units	171,574	-	403,370	490,540	2,883,076	3,904,594	-	38,167

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVSV2		FTVDM2		TIF2		FTVGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(50,187)	$(68,975)	$37,913	$37,809	$166,087	$108,914	$2,325,327	$1,724,787
Realized gain (loss) on investments	419,180	1,032,681	(279,778)	17,252	(558,887)	(73,400)	(916,185)	(124,626)
Change in unrealized gain (loss) on investments	(2,825,441)	(2,055,205)	(1,163,727)	(336,344)	(329,915)	(1,251,657)	(3,413,498)	(1,527,397)
Reinvested capital gains	1,555,308	994,098	528,747	-	250,433	-	175,461	-

Net increase (decrease) in contract owners’ equity resulting from operations	(901,140)	(97,401)	(876,845)	(281,283)	(472,282)	(1,216,143)	(1,828,895)	72,764

Equity transactions:
Purchase payments received from contract owners (note 3)	184,207	272,101	80,530	12,004	135,492	295,874	759,397	315,664
Transfers between subaccounts (including fixed account), net (note 3)	(733,110)	(1,497,368)	22,213	5,169,505	(143,068)	9,106,855	(1,810,219)	40,336,631
Redemptions (note 2)	(1,510,097)	(1,680,954)	(525,861)	(491,995)	(1,908,951)	(444,238)	(4,682,084)	(3,355,550)
Annuity benefits	(25,197)	(27,902)	(12,242)	(11,607)	(12,593)	(11,030)	(17,258)	(15,721)
Contract maintenance charges (note 2)	(395)	(424)	(140)	(101)	(90)	(48)	(291)	(192)
Contingent deferred sales charges (note 2)	(981)	(1,214)	(250)	(181)	(1,404)	(134)	(1,561)	(1,918)
Adjustments to maintain reserves	(295)	(279)	(180)	(115)	(195)	(100)	(271)	(947)

Net equity transactions	(2,085,868)	(2,936,040)	(435,930)	4,677,510	(1,930,809)	8,947,179	(5,752,287)	37,277,967

Net change in contract owners’ equity	(2,987,008)	(3,033,441)	(1,312,775)	4,396,227	(2,403,091)	7,731,036	(7,581,182)	37,350,731
Contract owners’ equity beginning of period	12,129,325	15,162,766	4,396,227	-	7,758,817	27,781	37,350,731	-

Contract owners’ equity end of period	$9,142,317	$12,129,325	$3,083,452	$4,396,227	$5,355,726	$7,758,817	$29,769,549	$37,350,731

CHANGES IN UNITS:
Beginning units	741,947	924,905	453,033	-	866,682	1,399	3,710,891	-
Units purchased	34,652	63,904	55,111	634,814	65,455	1,045,441	296,672	4,311,254
Units redeemed	(169,571)	(246,862)	(108,233)	(181,781)	(289,367)	(180,158)	(882,396)	(600,363)

Ending units	607,028	741,947	399,911	453,033	642,770	866,682	3,125,167	3,710,891

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVFA2		AMTB		AMGP		AMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$141,974	$116,840	$24,771	$64,627	$(2,444)	$(2,971)	$(3,885)	$(4,719)
Realized gain (loss) on investments	(221,012)	(107,666)	(207,965)	(372,606)	10,904	3,059	52	35,210
Change in unrealized gain (loss) on investments	(490,057)	70,662	10,345	199,728	(78,664)	(21,086)	(17,326)	(126,998)
Reinvested capital gains	12,426	6,021	-	-	54,205	37,361	18,935	108,557

Net increase (decrease) in contract owners’ equity resulting from operations	(556,669)	85,857	(172,849)	(108,251)	(15,999)	16,363	(2,224)	12,050

Equity transactions:
Purchase payments received from contract owners (note 3)	131,245	604,074	123,598	345,191	(2,009)	3	5	(8)
Transfers between subaccounts (including fixed account), net (note 3)	(246,355)	1,787,537	1,482,146	(4,303,774)	(6,561)	(2,584)	24,730	(5,773)
Redemptions (note 2)	(730,297)	(797,661)	(3,495,264)	(3,249,707)	(15,629)	-	(20,944)	(94,753)
Annuity benefits	(2,633)	(2,809)	(19,492)	(21,657)	-	-	(1,109)	(1,029)
Contract maintenance charges (note 2)	(100)	(127)	(328)	(353)	(4)	(9)	(21)	(33)
Contingent deferred sales charges (note 2)	(83)	(688)	(3,192)	(734)	-	-	-	3
Adjustments to maintain reserves	(84)	(142)	(256)	(259)	22	(16)	266	228

Net equity transactions	(848,307)	1,590,184	(1,912,788)	(7,231,293)	(24,181)	(2,606)	2,927	(101,365)

Net change in contract owners’ equity	(1,404,976)	1,676,041	(2,085,637)	(7,339,544)	(40,180)	13,757	703	(89,315)
Contract owners’ equity beginning of period	7,737,448	6,061,407	18,879,539	26,219,083	245,173	231,416	217,122	306,437

Contract owners’ equity end of period	$6,332,472	$7,737,448	$16,793,902	$18,879,539	$204,993	$245,173	$217,825	$217,122

CHANGES IN UNITS:
Beginning units	601,402	478,758	1,702,995	2,364,681	12,744	12,897	8,785	13,643
Units purchased	36,587	250,655	567,711	289,877	1,879	3	1,409	18
Units redeemed	(107,082)	(128,011)	(739,863)	(951,563)	(3,261)	(156)	(1,265)	(4,876)

Ending units	530,907	601,402	1,530,843	1,702,995	11,362	12,744	8,929	8,785

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMMCGS		AMTP		AMSRS		OVIGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,422)	$-	$(434)	$(445)	$(54,629)	$(77,938)	$619	$(1,064)
Realized gain (loss) on investments	(1,936)	-	751	1,102	880,093	729,024	(52,680)	(228)
Change in unrealized gain (loss) on investments	(49,663)	-	(10,578)	2,749	(1,823,134)	251,606	(26,958)	(18,781)
Reinvested capital gains	-	-	3,737	-	864,198	-	69,005	2,610

Net increase (decrease) in contract owners’ equity resulting from operations	(54,021)	-	(6,524)	3,406	(133,472)	902,692	(10,014)	(17,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	183	-	6	(83)	43,349	76,379	3,144	5,106
Transfers between subaccounts (including fixed account), net (note 3)	1,271,099	-	4,517	(2,176)	(955,514)	(803,469)	187,694	505,899
Redemptions (note 2)	(7,409)	-	(913)	(700)	(1,055,121)	(645,483)	(10,987)	(424)
Annuity benefits	(473)	-	-	-	(4,652)	(4,571)	-	-
Contract maintenance charges (note 2)	-	-	(11)	(8)	(176)	(199)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(589)	(338)	-	-
Adjustments to maintain reserves	(7)	-	2	(38)	(181)	(152)	(13)	(24)

Net equity transactions	1,263,393	-	3,601	(3,005)	(1,972,884)	(1,377,833)	179,838	510,557

Net change in contract owners’ equity	1,209,372	-	(2,923)	401	(2,106,356)	(475,141)	169,824	493,094
Contract owners’ equity beginning of period	-	-	46,630	46,229	10,843,660	11,318,801	493,094	-

Contract owners’ equity end of period	$1,209,372	$-	$43,707	$46,630	$8,737,304	$10,843,660	$662,918	$493,094

CHANGES IN UNITS:
Beginning units	-	-	2,502	2,653	509,600	582,312	54,549	-
Units purchased	129,008	-	220	13	18,204	33,932	100,540	55,106
Units redeemed	(5,563)	-	(45)	(164)	(111,678)	(106,644)	(83,293)	(557)

Ending units	123,445	-	2,677	2,502	416,126	509,600	71,796	54,549

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGR		OVGS		OVGSS		OVGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(36,777)	$(22,328)	$161,586	$246,353	$(10,318)	$(13,319)	$(172,335)	$(277,980)
Realized gain (loss) on investments	103,077	136,818	3,721,385	2,805,807	17,909	44,154	6,301,605	6,118,417
Change in unrealized gain (loss) on investments	(617,423)	250,558	(7,956,757)	(7,114,580)	(66,327)	(89,105)	(18,210,360)	1,183,607
Reinvested capital gains	625,520	81,146	7,683,518	5,725,545	84,783	65,235	14,163,361	2,026,398

Net increase (decrease) in contract owners’ equity resulting from operations	74,397	446,194	3,609,732	1,663,125	26,047	6,965	2,082,271	9,050,442

Equity transactions:
Purchase payments received from contract owners (note 3)	89,259	55,931	1,715,336	818,733	-	-	990,126	1,025,059
Transfers between subaccounts (including fixed account), net (note 3)	255,698	(44,502)	(581,190)	78,182,131	(12,036)	(3,475)	(2,929,282)	(2,080,864)
Redemptions (note 2)	(273,817)	(299,386)	(13,856,827)	(12,002,324)	(69,281)	(244,879)	(11,376,691)	(11,688,021)
Annuity benefits	-	-	(70,635)	(65,403)	(3,976)	(3,911)	(52,978)	(55,036)
Contract maintenance charges (note 2)	-	-	(2,448)	(1,682)	-	-	(1,790)	(1,971)
Contingent deferred sales charges (note 2)	(2,393)	(1,978)	(7,137)	(6,587)	-	-	(6,369)	(11,219)
Adjustments to maintain reserves	174	353	(5)	10,688	(84)	(34)	(1,352)	(1,621)

Net equity transactions	68,921	(289,582)	(12,802,906)	66,935,556	(85,377)	(252,299)	(13,378,336)	(12,813,673)

Net change in contract owners’ equity	143,318	156,612	(9,193,174)	68,598,681	(59,330)	(245,334)	(11,296,065)	(3,763,231)
Contract owners’ equity beginning of period	3,483,703	3,327,091	118,293,203	49,694,522	1,281,842	1,527,176	98,952,751	102,715,982

Contract owners’ equity end of period	$3,627,021	$3,483,703	$109,100,029	$118,293,203	$1,222,512	$1,281,842	$87,656,686	$98,952,751

CHANGES IN UNITS:
Beginning units	133,056	145,166	6,168,087	2,608,469	61,526	73,423	4,629,367	5,261,993
Units purchased	18,354	4,116	297,093	4,433,718	-	166	87,676	128,800
Units redeemed	(16,184)	(16,226)	(926,684)	(874,100)	(3,694)	(12,063)	(706,987)	(761,426)

Ending units	135,226	133,056	5,538,496	6,168,087	57,832	61,526	4,010,056	4,629,367

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGIS		OVSC		OVSCS		OVAG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(24,241)	$(29,981)	$(24,808)	$(22,425)	$(1,038)	$(1,065)	$(636,436)	$(652,414)
Realized gain (loss) on investments	195,443	115,560	160,100	315,082	6,226	5,402	3,397,189	4,684,749
Change in unrealized gain (loss) on investments	(473,153)	73,617	(2,401,923)	(813,854)	(42,001)	(11,984)	(4,658,750)	(1,588,935)
Reinvested capital gains	336,829	52,018	1,555,305	1,604,321	24,791	24,235	5,092,435	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,878	211,214	(711,326)	1,083,124	(12,022)	16,588	3,194,438	2,443,400

Equity transactions:
Purchase payments received from contract owners (note 3)	12,344	43,373	189,972	377,136	-	3	1,088,723	714,803
Transfers between subaccounts (including fixed account), net (note 3)	(229,101)	(6,938)	(315,690)	5,954	-	(112)	(1,063,486)	(990,426)
Redemptions (note 2)	(571,309)	(302,343)	(1,387,457)	(933,934)	(2,518)	(3,591)	(6,329,716)	(7,626,556)
Annuity benefits	-	-	(1,892)	(1,676)	(11,339)	(11,182)	(3,431)	(3,312)
Contract maintenance charges (note 2)	-	-	(173)	(181)	-	-	(2,588)	(2,777)
Contingent deferred sales charges (note 2)	-	-	(1,112)	(595)	-	-	(5,656)	(7,936)
Adjustments to maintain reserves	(68)	(42)	(196)	(340)	-	1	(1,261)	(531)

Net equity transactions	(788,134)	(265,950)	(1,516,548)	(553,636)	(13,857)	(14,881)	(6,317,415)	(7,916,735)

Net change in contract owners’ equity	(753,256)	(54,736)	(2,227,874)	529,488	(25,879)	1,707	(3,122,977)	(5,473,335)
Contract owners’ equity beginning of period	2,621,809	2,676,545	11,394,254	10,864,766	176,054	174,347	57,121,925	62,595,260

Contract owners’ equity end of period	$1,868,553	$2,621,809	$9,166,380	$11,394,254	$150,175	$176,054	$53,998,948	$57,121,925

CHANGES IN UNITS:
Beginning units	149,873	166,445	656,479	693,994	7,048	7,696	2,660,881	3,051,357
Units purchased	952	4,188	179,989	251,673	-	103	216,846	260,388
Units redeemed	(45,212)	(20,760)	(269,031)	(289,188)	(7,048)	(751)	(492,208)	(650,864)

Ending units	105,613	149,873	567,437	656,479	-	7,048	2,385,519	2,660,881

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSB		OVSBS		PMVAAD		PMVFAD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$259,934	$161,389	$87,522	$62,452	$111,970	$241,384	$8,562	$40,375
Realized gain (loss) on investments	(239,468)	(108,643)	16,771	10,541	(145,451)	(23,114)	(580,079)	(230,691)
Change in unrealized gain (loss) on investments	(194,672)	34,676	(191,885)	(49,594)	(519,674)	(258,476)	255,914	154,451
Reinvested capital gains	-	-	-	-	-	-	6,003	12,054

Net increase (decrease) in contract owners’ equity resulting from operations	(174,206)	87,422	(87,592)	23,399	(553,155)	(40,206)	(309,600)	(23,811)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,727	59,597	810	4,688	96,502	471,468	50,020	32,556
Transfers between subaccounts (including fixed account), net (note 3)	200,617	497,400	(158,408)	14,653	(276,818)	633,453	(234,850)	(680,222)
Redemptions (note 2)	(564,669)	(485,772)	(471,098)	(310,962)	(462,312)	(606,996)	(1,397,559)	(369,733)
Annuity benefits	-	-	(2,542)	(2,697)	-	-	-	-
Contract maintenance charges (note 2)	(26)	(30)	(1)	-	(46)	(54)	(15)	(31)
Contingent deferred sales charges (note 2)	(56)	(916)	-	-	(1,485)	(243)	(29)	(114)
Adjustments to maintain reserves	(141)	(104)	(39)	(43)	(99)	(128)	(214)	(85)

Net equity transactions	(346,548)	70,175	(631,278)	(294,361)	(644,258)	497,500	(1,582,647)	(1,017,629)

Net change in contract owners’ equity	(520,754)	157,597	(718,870)	(270,962)	(1,197,413)	457,294	(1,892,247)	(1,041,440)
Contract owners’ equity beginning of period	4,834,025	4,676,428	2,787,171	3,058,133	5,959,274	5,501,980	4,093,660	5,135,100

Contract owners’ equity end of period	$4,313,271	$4,834,025	$2,068,301	$2,787,171	$4,761,861	$5,959,274	$2,201,413	$4,093,660

CHANGES IN UNITS:
Beginning units	474,125	466,186	161,421	178,348	569,310	522,258	340,373	423,279
Units purchased	129,801	167,410	2,107	3,204	40,949	179,554	98,704	56,120
Units redeemed	(166,477)	(159,471)	(38,538)	(20,131)	(103,885)	(132,502)	(240,440)	(139,026)

Ending units	437,449	474,125	124,990	161,421	506,374	569,310	198,637	340,373

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVLAD		PMVRRA		PMVTRA		PMVTRD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$784,842	$(50,832)	$25,789	$2,753	$52,050	$16,216	$534,158	$149,393
Realized gain (loss) on investments	63,463	160,222	(16,018)	(14,704)	122	414	(264,646)	(157,929)
Change in unrealized gain (loss) on investments	(1,140,123)	(228,770)	(46,190)	31,323	(73,773)	31,521	(511,359)	504,032
Reinvested capital gains	-	-	-	-	14,178	-	137,559	-

Net increase (decrease) in contract owners’ equity resulting from operations	(291,818)	(119,380)	(36,419)	19,372	(7,423)	48,151	(104,288)	495,496

Equity transactions:
Purchase payments received from contract owners (note 3)	505,730	476,083	23,061	22,924	31,967	36,715	283,050	441,679
Transfers between subaccounts (including fixed account), net (note 3)	8,035,452	(2,018,621)	118,360	4,156	(85,666)	49,864	532,683	(2,512,698)
Redemptions (note 2)	(4,494,610)	(4,446,713)	(121,931)	(118,082)	(66,553)	(245,211)	(1,510,693)	(2,240,763)
Annuity benefits	(27,933)	(29,722)	-	-	-	-	(4,072)	(1,852)
Contract maintenance charges (note 2)	(250)	(276)	-	-	-	-	(142)	(215)
Contingent deferred sales charges (note 2)	(2,970)	(3,200)	(821)	(552)	(248)	(438)	(317)	(2,427)
Adjustments to maintain reserves	(2,065)	(960)	(200)	129	95	113	(1,929)	(1,080)

Net equity transactions	4,013,354	(6,023,409)	18,469	(91,425)	(120,405)	(158,957)	(701,420)	(4,317,356)

Net change in contract owners’ equity	3,721,536	(6,142,789)	(17,950)	(72,053)	(127,828)	(110,806)	(805,708)	(3,821,860)
Contract owners’ equity beginning of period	33,037,435	39,180,224	845,404	917,457	1,435,512	1,546,318	13,694,406	17,516,266

Contract owners’ equity end of period	$36,758,971	$33,037,435	$827,454	$845,404	$1,307,684	$1,435,512	$12,888,698	$13,694,406

CHANGES IN UNITS:
Beginning units	2,805,641	3,315,426	60,865	67,335	92,939	103,230	1,262,722	1,666,977
Units purchased	1,078,757	706,869	11,395	6,409	11,324	19,894	456,035	301,394
Units redeemed	(729,748)	(1,216,654)	(10,338)	(12,879)	(19,043)	(30,185)	(522,526)	(705,649)

Ending units	3,154,650	2,805,641	61,922	60,865	85,220	92,939	1,196,231	1,262,722

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVEBD		PVGIB		ACEG2		ACC2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$14,005	$5,140	$79	$11	$(36,447)	$(41,454)	$(10,145)	$(42,234)
Realized gain (loss) on investments	(17,667)	(15,781)	(75)	43	117,481	628,390	401,222	402,412
Change in unrealized gain (loss) on investments	(15,778)	(12,760)	(1,217)	1,217	(39,199)	(426,426)	(740,639)	26,699
Reinvested capital gains	1,900	5,298	-	-	11,383	-	11,603	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,540)	(18,103)	(1,213)	1,271	53,218	160,510	(337,959)	386,877

Equity transactions:
Purchase payments received from contract owners (note 3)	789	5,810	-	-	77,710	46,028	233,528	59,162
Transfers between subaccounts (including fixed account), net (note 3)	248,443	200,098	-	-	113,811	(951,337)	(315,528)	(224,995)
Redemptions (note 2)	(31,547)	(35,140)	(1,031)	(1,185)	(236,267)	(295,101)	(965,862)	(1,295,878)
Annuity benefits	-	-	-	-	(736)	(716)	(7,276)	(7,342)
Contract maintenance charges (note 2)	(1)	-	-	-	(16)	(14)	-	-
Contingent deferred sales charges (note 2)	49	(49)	-	-	-	(52)	-	(172)
Adjustments to maintain reserves	(154)	(31)	(1)	1	(42)	(144)	12	(567)

Net equity transactions	217,579	170,688	(1,032)	(1,184)	(45,540)	(1,201,336)	(1,055,126)	(1,469,792)

Net change in contract owners’ equity	200,039	152,585	(2,245)	87	7,678	(1,040,826)	(1,393,085)	(1,082,915)
Contract owners’ equity beginning of period	152,585	-	13,660	13,573	2,250,297	3,291,123	5,130,840	6,213,755

Contract owners’ equity end of period	$352,624	$152,585	$11,415	$13,660	$2,257,975	$2,250,297	$3,737,755	$5,130,840

CHANGES IN UNITS:
Beginning units	15,712	-	744	808	142,833	228,562	264,718	343,323
Units purchased	39,570	66,889	-	14	56,817	104,506	16,106	4,831
Units redeemed	(17,725)	(51,177)	(744)	(78)	(59,647)	(190,235)	(71,346)	(83,436)

Ending units	37,557	15,712	-	744	140,003	142,833	209,478	264,718

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACEG		AVGI		AVCE2		IVKEI1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(269)	$(401)	$(36)	$(319)	$(5,438)	$(7,764)	$3,081	$1,910
Realized gain (loss) on investments	1,967	10,552	4,055	14,505	19,749	66,686	22,084	1,708
Change in unrealized gain (loss) on investments	(933)	(7,732)	(6,082)	(11,529)	(110,507)	(26,555)	(56,765)	4,937
Reinvested capital gains	118	-	1,303	180	54,900	2,653	22,192	16,360

Net increase (decrease) in contract owners’ equity resulting from operations	883	2,419	(760)	2,837	(41,296)	35,020	(9,408)	24,915

Equity transactions:
Purchase payments received from contract owners (note 3)	648	653	70	172	-	3,204	533	533
Transfers between subaccounts (including fixed account), net (note 3)	(552)	(1,050)	-	-	498	(14,111)	40	35
Redemptions (note 2)	(5,067)	(34,943)	(16,292)	(42,395)	(27,151)	(87,716)	(102,863)	(4,060)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(25)	-	-	-	-	-	-
Adjustments to maintain reserves	7	5	(3)	1	(36)	(4)	(21)	(14)

Net equity transactions	(4,964)	(35,360)	(16,225)	(42,222)	(26,689)	(98,627)	(102,311)	(3,506)

Net change in contract owners’ equity	(4,081)	(32,941)	(16,985)	(39,385)	(67,985)	(63,607)	(111,719)	21,409
Contract owners’ equity beginning of period	26,109	59,050	19,891	59,276	553,146	616,753	347,063	325,654

Contract owners’ equity end of period	$22,028	$26,109	$2,906	$19,891	$485,161	$553,146	$235,344	$347,063

CHANGES IN UNITS:
Beginning units	1,817	4,408	986	3,228	36,293	42,811	25,674	25,948
Units purchased	44	48	3	9	382	2,775	43	44
Units redeemed	(383)	(2,639)	(832)	(2,251)	(2,159)	(9,293)	(7,638)	(318)

Ending units	1,478	1,817	157	986	34,516	36,293	18,079	25,674

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IVHS		IVRE		VYDS		ROCMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(5,447)	$(4,043)	$5,878	$1,406	$(17,956)	$(9,319)	$(5,348)	$(6,763)
Realized gain (loss) on investments	58,631	20,597	20,682	8,828	88,525	55,881	8,136	49,208
Change in unrealized gain (loss) on investments	(93,148)	31,449	(35,147)	24,268	(548,452)	241,167	(95,103)	(117,198)
Reinvested capital gains	44,058	13,827	-	-	352,788	-	24,349	44,129

Net increase (decrease) in contract owners’ equity resulting from operations	4,094	61,830	(8,587)	34,502	(125,095)	287,729	(67,966)	(30,624)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,400	15,817	6,640	9,244	52,298	62,196	10,450	12,493
Transfers between subaccounts (including fixed account), net (note 3)	63,396	83,231	(11,857)	5,790	(80,651)	(141,013)	(44,839)	(43,888)
Redemptions (note 2)	(98,495)	(29,574)	(43,736)	(25,154)	(406,475)	(665,863)	(58,262)	(84,433)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(443)	(61)	(429)	(133)	-	-	(458)	(367)
Adjustments to maintain reserves	(5)	(125)	(66)	19	(120)	(21)	28	112

Net equity transactions	(17,147)	69,288	(49,448)	(10,234)	(434,948)	(744,701)	(93,081)	(116,083)

Net change in contract owners’ equity	(13,053)	131,118	(58,035)	24,268	(560,043)	(456,972)	(161,047)	(146,707)
Contract owners’ equity beginning of period	446,575	315,457	296,027	271,759	3,311,651	3,768,623	559,848	706,555

Contract owners’ equity end of period	$433,522	$446,575	$237,992	$296,027	$2,751,608	$3,311,651	$398,801	$559,848

CHANGES IN UNITS:
Beginning units	20,201	16,890	22,119	23,003	180,037	223,117	41,683	50,157
Units purchased	5,945	6,434	2,579	3,735	3,030	4,171	1,681	2,583
Units redeemed	(6,906)	(3,123)	(6,444)	(4,619)	(26,812)	(47,251)	(9,058)	(11,057)

Ending units	19,240	20,201	18,254	22,119	156,255	180,037	34,306	41,683

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVARS		SBLD		SBLJ		SBLN
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,813)	$(4,271)	$5,309	$(2,788)	$106	$(1,778)	$(145)	$(2,889)
Realized gain (loss) on investments	18,830	120	26,531	12,550	14,060	12,896	20,543	17,636
Change in unrealized gain (loss) on investments	(9,654)	21,080	(34,976)	(1,143)	(28,803)	6,895	(24,905)	(2,815)
Reinvested capital gains	-	-	-	-	12,508	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,363	16,929	(3,136)	8,619	(2,129)	18,013	(4,507)	11,932

Equity transactions:
Purchase payments received from contract owners (note 3)	11,501	11,604	5,376	6,014	3,611	3,517	2,114	2,185
Transfers between subaccounts (including fixed account), net (note 3)	691,901	294,256	(19,289)	31,794	16,395	(7,031)	27,141	25,764
Redemptions (note 2)	(74,061)	(20,539)	(43,926)	(17,734)	(14,265)	(10,546)	(63,802)	(27,686)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2)	-	-	-	-	-	(15)	(15)
Contingent deferred sales charges (note 2)	(178)	(124)	(197)	(79)	(53)	(71)	(352)	(80)
Adjustments to maintain reserves	(28)	(103)	18	(21)	45	(34)	(45)	56

Net equity transactions	629,133	285,094	(58,018)	19,974	5,733	(14,165)	(34,959)	224

Net change in contract owners’ equity	634,496	302,023	(61,154)	28,593	3,604	3,848	(39,466)	12,156
Contract owners’ equity beginning of period	534,409	232,386	253,773	225,180	162,270	158,422	291,534	279,378

Contract owners’ equity end of period	$1,168,905	$534,409	$192,619	$253,773	$165,874	$162,270	$252,068	$291,534

CHANGES IN UNITS:
Beginning units	52,064	23,432	20,950	19,296	10,981	11,982	19,429	19,651
Units purchased	94,058	33,898	702	3,641	2,486	1,471	5,892	6,578
Units redeemed	(33,197)	(5,266)	(5,475)	(1,987)	(2,139)	(2,472)	(8,351)	(6,800)

Ending units	112,925	52,064	16,177	20,950	11,328	10,981	16,970	19,429

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBLO		SBLP		SBLQ		SBLV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(292)	$(3,994)	$24,353	$(3,148)	$(7,665)	$(9,552)	$(9,205)	$(23,275)
Realized gain (loss) on investments	52,102	5,342	3,443	16,503	69,043	75,940	146,814	242,666
Change in unrealized gain (loss) on investments	(106,891)	20,642	(46,883)	(9,187)	(240,081)	(89,416)	(564,930)	(226,083)
Reinvested capital gains	38,381	-	5,420	-	124,624	-	286,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,700)	21,990	(13,667)	4,168	(54,079)	(23,028)	(140,913)	(6,692)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,788	2,504	7,428	7,026	17,345	15,422	47,765	56,083
Transfers between subaccounts (including fixed account), net (note 3)	(22,955)	743	9,248	(6,870)	(13,030)	3,212	56,993	(91,092)
Redemptions (note 2)	(131,044)	(14,820)	(29,984)	(20,699)	(162,719)	(132,344)	(282,405)	(249,723)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(91)	(88)	(61)	(51)	(561)	(516)	(1,240)	(936)
Adjustments to maintain reserves	58	(116)	(38)	(35)	(12)	88	376	18

Net equity transactions	(152,244)	(11,777)	(13,407)	(20,629)	(158,977)	(114,138)	(178,511)	(285,650)

Net change in contract owners’ equity	(168,944)	10,213	(27,074)	(16,461)	(213,056)	(137,166)	(319,424)	(292,342)
Contract owners’ equity beginning of period	364,018	353,805	278,530	294,991	811,623	948,789	1,970,122	2,262,464

Contract owners’ equity end of period	$195,074	$364,018	$251,456	$278,530	$598,567	$811,623	$1,650,698	$1,970,122

CHANGES IN UNITS:
Beginning units	22,526	23,292	15,960	17,128	41,661	47,503	111,561	127,816
Units purchased	155	291	2,440	4,461	3,517	7,326	13,509	8,818
Units redeemed	(9,917)	(1,057)	(3,230)	(5,629)	(11,921)	(13,168)	(23,676)	(25,073)

Ending units	12,764	22,526	15,170	15,960	33,257	41,661	101,394	111,561

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBLX		SBLY		TRHS2		VWHAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(694)	$(2,201)	$(756)	$(414)	$(724,742)	$(536,795)	$(43,136)	$(59,085)
Realized gain (loss) on investments	35,085	21,446	3,348	4,710	7,395,387	5,800,632	(390,207)	77,817
Change in unrealized gain (loss) on investments	(40,522)	(7,571)	188	613	(5,168,434)	3,099,814	(1,180,167)	(1,257,235)
Reinvested capital gains	465	-	2,494	-	4,603,878	4,080,536	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,666)	11,674	5,274	4,909	6,106,089	12,444,187	(1,613,510)	(1,238,503)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,405	2,855	2,580	2,016	1,808,642	1,266,316	248,725	283,780
Transfers between subaccounts (including fixed account), net (note 3)	3,343	(1,621)	218,852	(12,641)	1,832,537	4,467,865	480,230	1,457,051
Redemptions (note 2)	(41,228)	-	(9,799)	-	(6,129,591)	(4,445,804)	(338,815)	(595,615)
Annuity benefits	-	-	-	-	(44,755)	(14,019)	(324)	(461)
Contract maintenance charges (note 2)	-	-	-	-	(963)	(635)	(78)	(104)
Contingent deferred sales charges (note 2)	(24)	(20)	(42)	-	(12,207)	(2,176)	(608)	(1,270)
Adjustments to maintain reserves	(6)	(1)	(12)	(16)	15,818	(391)	(107)	(2,952)

Net equity transactions	(35,510)	1,213	211,579	(10,641)	(2,530,519)	1,271,156	389,023	1,140,429

Net change in contract owners’ equity	(41,176)	12,887	216,853	(5,732)	3,575,570	13,715,343	(1,224,487)	(98,074)
Contract owners’ equity beginning of period	239,965	227,078	31,659	37,391	57,345,927	43,630,584	4,308,889	4,406,963

Contract owners’ equity end of period	$198,789	$239,965	$248,512	$31,659	$60,921,497	$57,345,927	$3,084,402	$4,308,889

CHANGES IN UNITS:
Beginning units	15,412	15,693	2,232	2,998	1,982,157	1,957,164	512,477	418,215
Units purchased	3,692	4,476	15,271	283	639,289	865,545	292,493	426,564
Units redeemed	(6,028)	(4,757)	(738)	(1,049)	(735,646)	(840,552)	(246,295)	(332,302)

Ending units	13,076	15,412	16,765	2,232	1,885,800	1,982,157	558,675	512,477

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWEM		VWHA		WRASP		WRBP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(107,417)	$(145,835)	$(149,034)	$(234,133)	$(985,223)	$(1,048,482)	$(96,620)	$(91,184)
Realized gain (loss) on investments	(151,962)	538,515	(761,280)	197,369	(3,189,319)	3,723,545	1,463,572	1,762,423
Change in unrealized gain (loss) on investments	(3,728,621)	(3,705,511)	(4,097,063)	(4,148,147)	(30,528,224)	(34,879,366)	(8,762,334)	(2,811,930)
Reinvested capital gains	1,130,671	2,941,343	-	-	22,768,385	21,525,900	6,735,130	4,285,522

Net increase (decrease) in contract owners’ equity resulting from operations	(2,857,329)	(371,488)	(5,007,377)	(4,184,911)	(11,934,381)	(10,678,403)	(660,252)	3,144,831

Equity transactions:
Purchase payments received from contract owners (note 3)	206,710	349,259	14,221	21,971	1,417,496	2,082,876	201,011	903,772
Transfers between subaccounts (including fixed account), net (note 3)	(1,214,362)	(1,229,714)	(1,061,568)	(2,432,363)	(9,670,967)	(5,921,602)	2,434,705	2,011,073
Redemptions (note 2)	(2,516,015)	(2,660,618)	(1,317,902)	(2,273,045)	(17,093,737)	(22,337,762)	(6,686,455)	(5,903,835)
Annuity benefits	(165)	(184)	(6,663)	(9,515)	(29,690)	(33,999)	(7,024)	(10,565)
Contract maintenance charges (note 2)	(253)	(277)	(170)	(219)	(434)	(482)	-	-
Contingent deferred sales charges (note 2)	(1,833)	(4,188)	(747)	(2,196)	(10,575)	(12,778)	(1,495)	(1,821)
Adjustments to maintain reserves	365	(180)	343	2,867	(741)	(348)	(2,256)	65

Net equity transactions	(3,525,553)	(3,545,902)	(2,372,486)	(4,692,500)	(25,388,648)	(26,224,095)	(4,061,514)	(3,001,311)

Net change in contract owners’ equity	(6,382,882)	(3,917,390)	(7,379,863)	(8,877,411)	(37,323,029)	(36,902,498)	(4,721,766)	143,520
Contract owners’ equity beginning of period	22,127,908	26,045,298	16,623,019	25,500,430	145,746,185	182,648,683	51,241,255	51,097,735

Contract owners’ equity end of period	$15,745,026	$22,127,908	$9,243,156	$16,623,019	$108,423,156	$145,746,185	$46,519,489	$51,241,255

CHANGES IN UNITS:
Beginning units	596,764	703,220	532,270	656,630	4,909,748	5,765,187	2,447,647	2,598,391
Units purchased	49,353	99,338	1,700	1,271	165,691	264,254	236,240	270,228
Units redeemed	(136,310)	(205,794)	(84,197)	(125,631)	(1,043,748)	(1,119,693)	(428,052)	(420,972)

Ending units	509,807	596,764	449,773	532,270	4,031,691	4,909,748	2,255,835	2,447,647

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRBDP		WRCEP		WRDIV		WRENG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,066,372	$1,789,703	$(790,826)	$(709,863)	$29,343	$7,977	$(52,805)	$(77,915)
Realized gain (loss) on investments	(50,197)	150,466	497,139	5,823,507	260,856	407,868	(58,428)	510,057
Change in unrealized gain (loss) on investments	(1,490,165)	(1,817,817)	(19,185,842)	(11,823,796)	(2,408,563)	(343,860)	(1,092,718)	(1,405,981)
Reinvested capital gains	-	1,999,026	17,782,343	16,075,448	1,652,605	1,285,513	26,926	220,856

Net increase (decrease) in contract owners’ equity resulting from operations	(473,990)	2,121,378	(1,697,186)	9,365,296	(465,759)	1,357,498	(1,177,025)	(752,983)

Equity transactions:
Purchase payments received from contract owners (note 3)	308,116	813,114	486,275	1,556,141	75,668	87,100	27,724	65,017
Transfers between subaccounts (including fixed account), net (note 3)	(1,565,156)	(813,610)	(1,544,908)	(1,039,537)	(836,647)	(331,964)	(38,086)	823,227
Redemptions (note 2)	(8,121,078)	(8,564,765)	(13,708,204)	(15,629,679)	(1,673,262)	(2,295,396)	(688,675)	(1,131,504)
Annuity benefits	(7,823)	(8,660)	(9,792)	(12,857)	(624)	(620)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,973)	(1,436)	(7,697)	(4,789)	(686)	(2,743)	(170)	(1,774)
Adjustments to maintain reserves	197	205	(1,199)	374	(48)	5	(64)	(54)

Net equity transactions	(9,387,717)	(8,575,152)	(14,785,525)	(15,130,347)	(2,435,599)	(2,543,618)	(699,271)	(245,088)

Net change in contract owners’ equity	(9,861,707)	(6,453,774)	(16,482,711)	(5,765,051)	(2,901,358)	(1,186,120)	(1,876,296)	(998,071)
Contract owners’ equity beginning of period	63,402,739	69,856,513	113,148,940	118,913,991	16,094,548	17,280,668	5,585,927	6,583,998

Contract owners’ equity end of period	$53,541,032	$63,402,739	$96,666,229	$113,148,940	$13,193,190	$16,094,548	$3,709,631	$5,585,927

CHANGES IN UNITS:
Beginning units	3,864,467	4,392,785	6,005,339	6,849,960	798,548	932,175	449,790	469,042
Units purchased	221,847	300,990	204,329	305,965	51,874	65,561	83,587	119,335
Units redeemed	(792,085)	(829,308)	(984,097)	(1,150,586)	(174,357)	(199,188)	(145,770)	(138,587)

Ending units	3,294,229	3,864,467	5,225,571	6,005,339	676,065	798,548	387,607	449,790

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRGBP		WRGNR		WRGP		WRHIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$105,647	$48,278	$(84,098)	$(137,805)	$(1,094,745)	$(785,192)	$3,882,206	$3,394,577
Realized gain (loss) on investments	(39,805)	28,414	(143,061)	852,307	4,380,579	6,138,572	2,859,942	6,506,002
Change in unrealized gain (loss) on investments	(212,721)	(129,645)	(1,711,577)	(2,204,441)	(9,855,243)	(14,381,211)	(12,472,167)	(9,644,270)
Reinvested capital gains	-	-	-	-	13,057,921	20,154,960	796,743	660,509

Net increase (decrease) in contract owners’ equity resulting from operations	(146,879)	(52,953)	(1,938,736)	(1,489,939)	6,488,512	11,127,129	(4,933,276)	916,818

Equity transactions:
Purchase payments received from contract owners (note 3)	32,254	32,877	57,749	118,124	510,966	1,091,278	1,099,564	1,455,486
Transfers between subaccounts (including fixed account), net (note 3)	(372,827)	1,127,262	(460,691)	(380,934)	(463,891)	(2,129,373)	(4,146,882)	(868,951)
Redemptions (note 2)	(609,082)	(334,632)	(1,071,164)	(1,925,004)	(12,180,219)	(15,073,131)	(11,085,616)	(12,071,238)
Annuity benefits	-	-	(472)	(612)	(4,667)	(8,060)	(9,791)	(11,434)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(154)	(124)
Contingent deferred sales charges (note 2)	(84)	(69)	(509)	(1,656)	(8,856)	(7,084)	(6,551)	(5,281)
Adjustments to maintain reserves	(54)	(32)	(32)	(99)	172	155	489	562

Net equity transactions	(949,793)	825,406	(1,475,119)	(2,190,181)	(12,146,495)	(16,126,215)	(14,148,941)	(11,500,980)

Net change in contract owners’ equity	(1,096,672)	772,453	(3,413,855)	(3,680,120)	(5,657,983)	(4,999,086)	(19,082,217)	(10,584,162)
Contract owners’ equity beginning of period	4,624,307	3,851,854	9,497,716	13,177,836	110,599,617	115,598,703	79,645,032	90,229,194

Contract owners’ equity end of period	$3,527,635	$4,624,307	$6,083,861	$9,497,716	$104,941,634	$110,599,617	$60,562,815	$79,645,032

CHANGES IN UNITS:
Beginning units	446,528	368,482	808,834	965,476	6,325,193	7,313,103	3,019,321	3,444,773
Units purchased	55,551	148,880	86,443	68,430	289,277	235,330	354,857	657,244
Units redeemed	(148,039)	(70,834)	(219,611)	(225,072)	(952,070)	(1,223,240)	(892,326)	(1,082,696)

Ending units	354,040	446,528	675,666	808,834	5,662,400	6,325,193	2,481,852	3,019,321

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRIP		WRI2P		WRLTBP		WRMIC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(170,890)	$278,606	$19,738	$170,024	$19,623	$(31,722)	$(38,589)	$(51,040)
Realized gain (loss) on investments	(556,030)	(510,668)	602,442	423,074	(9,551)	(65,633)	184,083	555,012
Change in unrealized gain (loss) on investments	129,515	(2,136,452)	(2,268,949)	(1,458,622)	(23,032)	78,732	(1,030,799)	(1,340,492)
Reinvested capital gains	1,196,042	2,373,312	1,418,784	935,211	-	7,106	562,283	647,516

Net increase (decrease) in contract owners’ equity resulting from operations	598,637	4,798	(227,985)	69,687	(12,960)	(11,517)	(323,022)	(189,004)

Equity transactions:
Purchase payments received from contract owners (note 3)	156,695	234,678	131,427	156,797	25,595	55,000	14,702	11,752
Transfers between subaccounts (including fixed account), net (note 3)	411,820	(165,253)	782,979	302,930	659,482	540,683	(179,758)	(355,484)
Redemptions (note 2)	(2,742,095)	(4,125,517)	(1,401,396)	(1,580,276)	(751,516)	(588,764)	(680,635)	(718,391)
Annuity benefits	(1,053)	(1,066)	(1,235)	(1,255)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(831)	(719)	(781)	(296)	(108)	-	(423)	(2,205)
Adjustments to maintain reserves	(25)	(64)	93	54	(38)	(66)	(19)	(74)

Net equity transactions	(2,175,489)	(4,057,941)	(488,913)	(1,122,046)	(66,585)	6,853	(846,133)	(1,064,402)

Net change in contract owners’ equity	(1,576,852)	(4,053,143)	(716,898)	(1,052,359)	(79,545)	(4,664)	(1,169,155)	(1,253,406)
Contract owners’ equity beginning of period	24,898,229	28,951,372	11,030,090	12,082,449	5,246,609	5,251,273	4,048,750	5,302,156

Contract owners’ equity end of period	$23,321,377	$24,898,229	$10,313,192	$11,030,090	$5,167,064	$5,246,609	$2,879,595	$4,048,750

CHANGES IN UNITS:
Beginning units	1,669,710	1,937,503	583,553	641,781	515,682	515,731	168,210	214,062
Units purchased	105,006	66,016	91,728	64,919	115,229	125,270	12,081	17,349
Units redeemed	(245,275)	(333,809)	(118,224)	(123,147)	(121,754)	(125,319)	(47,031)	(63,201)

Ending units	1,529,441	1,669,710	557,057	583,553	509,157	515,682	133,260	168,210

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRMCG		WRMMP		WRRESP		WRSTP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(182,574)	$(186,544)	$(144,776)	$(170,141)	$(6,164)	$(5,584)	$(781,294)	$(862,683)
Realized gain (loss) on investments	707,610	1,102,531	-	-	1,456,237	502,765	2,911,229	3,922,285
Change in unrealized gain (loss) on investments	(2,944,679)	(867,135)	-	-	(2,006,953)	947,694	(8,858,962)	(8,068,684)
Reinvested capital gains	1,357,324	1,025,211	-	-	796,375	447,950	4,209,494	6,367,733

Net increase (decrease) in contract owners’ equity resulting from operations	(1,062,319)	1,074,063	(144,776)	(170,141)	239,495	1,892,825	(2,519,533)	1,358,651

Equity transactions:
Purchase payments received from contract owners (note 3)	194,595	489,841	4,625,710	6,172,830	61,727	74,046	752,352	839,491
Transfers between subaccounts (including fixed account), net (note 3)	1,576,224	536,688	9,604,324	6,147,330	223,062	364,969	762,447	(1,762,624)
Redemptions (note 2)	(2,448,218)	(2,284,319)	(16,056,673)	(14,137,605)	(1,189,383)	(796,516)	(9,377,919)	(10,556,409)
Annuity benefits	(660)	(1,062)	(3,058)	(8,304)	(2,413)	(2,204)	(2,850)	(2,867)
Contract maintenance charges (note 2)	(39)	(40)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(916)	(2,414)	(202)	(702)	(107)	(239)	(7,073)	(5,763)
Adjustments to maintain reserves	2,307	(121)	3,100	(2,275)	44	26	802	879

Net equity transactions	(676,707)	(1,261,427)	(1,826,799)	(1,828,726)	(907,070)	(359,918)	(7,872,241)	(11,487,293)

Net change in contract owners’ equity	(1,739,026)	(187,364)	(1,971,575)	(1,998,867)	(667,575)	1,532,907	(10,391,774)	(10,128,642)
Contract owners’ equity beginning of period	16,638,343	16,825,707	14,619,641	16,618,508	8,333,511	6,800,604	73,317,047	83,445,689

Contract owners’ equity end of period	$14,899,317	$16,638,343	$12,648,066	$14,619,641	$7,665,936	$8,333,511	$62,925,273	$73,317,047

CHANGES IN UNITS:
Beginning units	680,684	734,887	1,377,912	1,555,209	374,416	393,521	2,659,452	3,080,205
Units purchased	126,003	97,368	1,842,527	1,764,703	83,873	61,183	179,910	124,606
Units redeemed	(152,647)	(151,571)	(2,017,174)	(1,942,000)	(125,763)	(80,288)	(462,832)	(545,359)

Ending units	654,040	680,684	1,203,265	1,377,912	332,526	374,416	2,376,530	2,659,452

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRSCP		WRSCV		WRVP		SVOF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(516,077)	$(536,775)	$(57,971)	$(68,359)	$(145,157)	$(24,990)	$(3,042)	$(3,567)
Realized gain (loss) on investments	1,182,965	1,213,750	181,882	781,833	206,048	1,423,774	4,682	18,005
Change in unrealized gain (loss) on investments	(7,046,972)	(6,477,064)	(935,477)	(1,371,001)	(7,778,661)	(3,406,715)	(30,921)	3,630
Reinvested capital gains	7,065,145	5,893,168	456,902	1,029,769	5,603,492	6,326,675	20,175	-

Net increase (decrease) in contract owners’ equity resulting from operations	685,061	93,079	(354,664)	372,242	(2,114,278)	4,318,744	(9,106)	18,068

Equity transactions:
Purchase payments received from contract owners (note 3)	279,701	487,937	9,276	4,607	223,284	329,593	66	37
Transfers between subaccounts (including fixed account), net (note 3)	(833,367)	(1,226,692)	(249,989)	(491,722)	(1,846,403)	(163,279)	(44)	(1,146)
Redemptions (note 2)	(4,916,949)	(6,309,731)	(662,321)	(978,499)	(5,084,296)	(6,186,645)	(3,118)	(40,606)
Annuity benefits	(1,326)	(1,239)	(472)	(474)	(9,129)	(9,146)	(2,880)	(2,867)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(23)	(23)
Contingent deferred sales charges (note 2)	(6,163)	(3,522)	(644)	(2,818)	(1,274)	(2,235)	-	3
Adjustments to maintain reserves	35	27	50	(50)	(112)	(155)	497	781

Net equity transactions	(5,478,069)	(7,053,220)	(904,100)	(1,468,956)	(6,717,930)	(6,031,867)	(5,502)	(43,821)

Net change in contract owners’ equity	(4,793,008)	(6,960,141)	(1,258,764)	(1,096,714)	(8,832,208)	(1,713,123)	(14,608)	(25,753)
Contract owners’ equity beginning of period	46,433,387	53,393,528	6,026,743	7,123,457	46,686,917	48,400,040	201,829	227,582

Contract owners’ equity end of period	$41,640,379	$46,433,387	$4,767,979	$6,026,743	$37,854,709	$46,686,917	$187,221	$201,829

CHANGES IN UNITS:
Beginning units	2,321,746	2,683,021	287,890	359,957	2,083,026	2,370,208	8,810	11,012
Units purchased	109,001	87,040	19,867	16,633	66,694	154,514	-	5
Units redeemed	(364,567)	(448,315)	(63,722)	(88,700)	(370,583)	(441,696)	(163)	(2,207)

Ending units	2,066,180	2,321,746	244,035	287,890	1,779,137	2,083,026	8,647	8,810

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVSCG		OVGS3		HVIE		JAIGS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(91,307)	$(91,187)	$-	$(314,327)	$729	$768	$-	$-
Realized gain (loss) on investments	(60,236)	462,946	-	23,648,462	(8,381)	6,377	-	-
Change in unrealized gain (loss) on investments	(1,274,634)	(1,529,111)	-	(23,498,048)	434	(15,181)	-	-
Reinvested capital gains	1,050,019	726,228	-	-	9,544	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(376,158)	(431,124)	-	(163,913)	2,326	(8,036)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	86,807	349,769	8,525	726,437	-	-	56	-
Transfers between subaccounts (including fixed account), net (note 3)	(264,753)	(697,491)	(5,127)	(81,961,590)	(89,063)	346	(56)	-
Redemptions (note 2)	(950,711)	(752,869)	(3,380)	(3,073,219)	(25)	(35,392)	(27,563)	-
Annuity benefits	(805)	(4,111)	-	(12,385)	-	-	-	-
Contract maintenance charges (note 2)	(63)	(91)	(19)	(985)	-	-	-	-
Contingent deferred sales charges (note 2)	(584)	(1,136)	-	(2,268)	-	(53)	(510)	-
Adjustments to maintain reserves	(181)	(280)	7,147	(18,071)	(1)	(4)	30,683	-

Net equity transactions	(1,130,290)	(1,106,209)	7,146	(84,342,081)	(89,089)	(35,103)	2,610	-

Net change in contract owners’ equity	(1,506,448)	(1,537,333)	7,146	(84,505,994)	(86,763)	(43,139)	2,610	-
Contract owners’ equity beginning of period	7,782,699	9,320,032	-	84,505,994	86,763	129,902	-	-

Contract owners’ equity end of period	$6,276,251	$7,782,699	$7,146	$-	$-	$86,763	$2,610	$-

CHANGES IN UNITS:
Beginning units	321,420	373,905	-	2,825,641	7,583	10,484	-	-
Units purchased	110,356	111,537	1,114	54,282	-	1,329	-	-
Units redeemed	(161,513)	(164,022)	(1,114)	(2,879,923)	(7,583)	(4,230)	-	-

Ending units	270,263	321,420	-	-	-	7,583	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM3		TIF3		FTVGI3		MIGSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(22,984)	$-	$(34,478)	$-	$(151,622)	$440	$(1,866)
Realized gain (loss) on investments	-	(159,030)	-	1,763,033	-	463,299	48,222	12,077
Change in unrealized gain (loss) on investments	-	(16,193)	-	(1,587,692)	-	(113,917)	(63,337)	(3,659)
Reinvested capital gains	-	-	-	-	-	-	16,465	10,846

Net increase (decrease) in contract owners’ equity resulting from operations	-	(198,207)	-	140,863	-	197,760	1,790	17,398

Equity transactions:
Purchase payments received from contract owners (note 3)	-	11,634	-	23,848	-	107,812	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	(5,418,059)	-	(9,521,223)	-	(41,746,990)	(184,969)	-
Redemptions (note 2)	-	(597,883)	-	(230,975)	-	(1,457,344)	(3,019)	(20,223)
Annuity benefits	-	(3,917)	-	(3,774)	-	(6,905)	(1,294)	(7,192)
Contract maintenance charges (note 2)	-	(94)	-	(51)	-	(160)	-	-
Contingent deferred sales charges (note 2)	-	(118)	-	(57)	-	(523)	-	-
Adjustments to maintain reserves	277	(342)	327	(423)	-	(159)	10	(1)

Net equity transactions	277	(6,008,779)	327	(9,732,655)	-	(43,104,269)	(189,272)	(27,416)

Net change in contract owners’ equity	277	(6,206,986)	327	(9,591,792)	-	(42,906,509)	(187,482)	(10,018)
Contract owners’ equity beginning of period	-	6,206,986	-	9,591,792	-	42,906,509	187,482	197,500

Contract owners’ equity end of period	$277	$-	$327	$-	$-	$-	$-	$187,482

CHANGES IN UNITS:
Beginning units	-	521,050	-	698,073	-	2,377,530	9,428	10,895
Units purchased	-	102,237	-	97,490	-	44,319	-	81
Units redeemed	-	(623,287)	-	(795,563)	-	(2,421,849)	(9,428)	(1,548)

Ending units	-	-	-	-	-	-	-	9,428

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HIBF3		FHISR		GEM3		GIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$518,981	$(44,159)	$1,020,247	$-	$23,647	$-	$327,875
Realized gain (loss) on investments	-	402,620	249,512	146,216	-	1,401,217	-	4,666,702
Change in unrealized gain (loss) on investments	-	(100,832)	1,973,115	(650,123)	-	(2,287,369)	-	(4,701,175)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	820,769	2,178,468	516,340	-	(862,505)	-	293,402

Equity transactions:
Purchase payments received from contract owners (note 3)	-	186,319	138,567	917,195	-	91,369	-	77,840
Transfers between subaccounts (including fixed account), net (note 3)	-	(28,210,171)	(27,043,731)	(25,341,733)	-	(23,163,258)	-	(19,059,275)
Redemptions (note 2)	-	(1,134,108)	(1,279,840)	(3,561,969)	-	(761,440)	-	(718,424)
Annuity benefits	-	(8,700)	-	-	-	(5,228)	-	(1,183)
Contract maintenance charges (note 2)	-	(93)	(96)	(250)	-	(511)	-	(182)
Contingent deferred sales charges (note 2)	-	(917)	(2,115)	(3,095)	-	(517)	-	(705)
Adjustments to maintain reserves	11,446	(11,528)	224	(454)	-	(7,209)	-	(2,003)

Net equity transactions	11,446	(29,179,198)	(28,186,991)	(27,990,306)	-	(23,846,794)	-	(19,703,932)

Net change in contract owners’ equity	11,446	(28,358,429)	(26,008,523)	(27,473,966)	-	(24,709,299)	-	(19,410,530)
Contract owners’ equity beginning of period	-	28,358,429	26,008,523	53,482,489	-	24,709,299	-	19,410,530

Contract owners’ equity end of period	$11,446	$-	$-	$26,008,523	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	1,692,213	1,838,763	3,786,746	-	958,212	-	848,759
Units purchased	-	91,026	1,998,468	436,697	-	22,900	-	17,102
Units redeemed	-	(1,783,239)	(3,837,231)	(2,384,680)	-	(981,112)	-	(865,861)

Ending units	-	-	-	1,838,763	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FO2R		FOSR		NVMIG3		GVDIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(12,429)	$(19,497)	$(81,312)	$8,266	$-	$388,414	$-	$184,716
Realized gain (loss) on investments	466,165	(8,365)	3,765,027	(493,030)	-	18,075,947	-	1,328,450
Change in unrealized gain (loss) on investments	(276,211)	(219,363)	(1,767,147)	(1,908,825)	-	(18,126,238)	-	(1,609,187)
Reinvested capital gains	-	672	-	6,658	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	177,525	(246,553)	1,916,568	(2,386,931)	-	338,123	-	(96,021)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,339	16,819	98,246	373,600	-	192,792	-	49,743
Transfers between subaccounts (including fixed account), net (note 3)	(2,124,924)	18,403	(22,848,894)	(866,116)	-	(49,625,613)	-	(9,165,595)
Redemptions (note 2)	(99,538)	(513,056)	(850,111)	(3,106,072)	-	(2,257,783)	-	(306,023)
Annuity benefits	(353)	(527)	(13,326)	(48,093)	-	(2,511)	-	-
Contract maintenance charges (note 2)	-	-	(260)	(690)	-	(507)	-	(159)
Contingent deferred sales charges (note 2)	-	-	(2,400)	(3,784)	-	(940)	-	(297)
Adjustments to maintain reserves	(1,074)	(45)	(8,604)	8	-	(159)	-	(56)

Net equity transactions	(2,221,550)	(478,406)	(23,625,349)	(3,651,147)	-	(51,694,721)	-	(9,422,387)

Net change in contract owners’ equity	(2,044,025)	(724,959)	(21,708,781)	(6,038,078)	-	(51,356,598)	-	(9,518,408)
Contract owners’ equity beginning of period	2,044,025	2,768,984	21,708,781	27,746,859	-	51,356,598	-	9,518,408

Contract owners’ equity end of period	$-	$2,044,025	$-	$21,708,781	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	130,763	160,369	1,234,531	1,432,190	-	4,472,594	-	515,192
Units purchased	4,748	6,416	35,618	125,473	-	52,816	-	6,944
Units redeemed	(135,511)	(36,022)	(1,270,149)	(323,132)	-	(4,525,410)	-	(522,136)

Ending units	-	130,763	-	1,234,531	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BBGI		SGRF		ACVI3		AMFAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,079)	$4,262	$-	$-	$(455)	$27	$(18,847)	$(22,475)
Realized gain (loss) on investments	123,150	4,849	-	-	20,210	6,994	(247,794)	340,163
Change in unrealized gain (loss) on investments	(110,366)	4,701	-	-	(15,373)	(13,601)	71,024	(511,271)
Reinvested capital gains	-	-	-	-	-	-	187,149	125,053

Net increase (decrease) in contract owners’ equity resulting from operations	11,705	13,812	-	-	4,382	(6,580)	(8,468)	(68,530)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,212	10,633	29	-	6	-	71	70,530
Transfers between subaccounts (including fixed account), net (note 3)	(465,731)	395	(29)	-	(65,383)	1,014	(1,273,246)	61,774
Redemptions (note 2)	(38,477)	(18,511)	-	-	(7,330)	(23,004)	(193,013)	(322,620)
Annuity benefits	-	-	-	-	(448)	(722)	(1,771)	(2,184)
Contract maintenance charges (note 2)	-	-	-	-	(10)	(11)	(13)	(14)
Contingent deferred sales charges (note 2)	-	2	-	-	-	-	-	-
Adjustments to maintain reserves	(14)	(48)	48	-	(4,685)	170	(25)	(109)

Net equity transactions	(501,010)	(7,529)	48	-	(77,850)	(22,553)	(1,467,997)	(192,623)

Net change in contract owners’ equity	(489,305)	6,283	48	-	(73,468)	(29,133)	(1,476,465)	(261,153)
Contract owners’ equity beginning of period	489,305	483,022	-	-	73,468	102,601	1,476,465	1,737,618

Contract owners’ equity end of period	$-	$489,305	$48	$-	$-	$73,468	$-	$1,476,465

CHANGES IN UNITS:
Beginning units	36,540	37,098	-	-	4,143	5,476	101,866	124,086
Units purchased	791	969	-	-	2,811	61	84,886	110,692
Units redeemed	(37,331)	(1,527)	-	-	(6,954)	(1,394)	(186,752)	(132,912)

Ending units	-	36,540	-	-	-	4,143	-	101,866

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM6		GVDIV6
	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(697)	$-	$8,596
Realized gain (loss) on investments	-	825	-	73,177
Change in unrealized gain (loss) on investments	-	(17,328)	-	(86,954)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(17,200)	-	(5,181)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	20,000	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	(418,848)	-	(440,847)
Redemptions (note 2)	-	(7,648)	-	(22,427)
Annuity benefits	-	-	-	(2,294)
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-
Adjustments to maintain reserves	-	(11)	156	(184)

Net equity transactions	-	(406,507)	156	(465,752)

Net change in contract owners’ equity	-	(423,707)	156	(470,933)
Contract owners’ equity beginning of period	-	423,707	-	470,933

Contract owners’ equity end of period	$-	$-	$156	$-

CHANGES IN UNITS:
Beginning units	-	22,478	-	25,684
Units purchased	-	2,038	-	2,046
Units redeemed	-	(24,516)	-	(27,730)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Socially Responsible Growth Fund Inc - Service Shares (DSRGS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)*

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)*

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

“The Universal Institutional Funds, Inc. - Global Strategist Portfolio - Class  I” (MSVIM)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)*

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)*

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)*

VT International Equity Fund: Class IB (PVTIGB)*

VT Voyager Fund: Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI American Franchise Fund - Series I Shares (ACEG)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI Equity and Income Fund - Series I Shares (IVKEI1)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

VT Omega Growth - Class 1 (EVOM)*

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

*    At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charge - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts
Five Year CDSC Option	0.15%(11)	-	0.15%(11)	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.1%(19)	-	0.1%(18)	-
In addition to standard 10% CDSC-free withdrawal privilege
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k))
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit
One-Year Enhanced	0.15%(5)(15)	0.15%(5)(15)	-	-
One-Year Step Up	0.05%(6)(16)	0.10%(6)(16)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)(15)	0.20%(5)(15)	-	0.15%
5% Enhanced	0.10%(7)(17)	0.15%(7)(17)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Extra Value Option (EV)	0.45%(12)	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force

Beneficiary Protector Option	0.4%(13)	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.5%(14)	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - 9 Options, Continued	BOA Choice(4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(11) Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7.00%	6.00%	4.00%	2.00%	0%

(12) Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.

(13) The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.

(14) The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(15) This option may not be elected with another death benefit option.

(16) This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

(17) This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both optionsa re elected, the death benefit will be the greater of the two options.

(18) Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of: 15% of all purchase payments made to the contract or any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

(19) If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	ALVDAB	BRVHY3	BRVTR3	BRVED3	MLVGA3	DWVSVS	DSIF

0.95%	$16,635,138	$602	$276	$207	$79	$92,824	$6,501	$983,232
1%	5,805,475	25	-	79	39	32,945	1,388	483,125
1.05%	1,165,466	346	-	-	-	6,945	53	95,752
1.1%	9,392,465	352	230	143	2	36,931	1,358	410,193
1.15%	4,461,303	502	-	19	325	31,560	1,127	202,477
1.2%	10,445,576	2,847	190	736	139	142,133	7,270	704,569
1.25%	1,863,385	-	-	100	8	11,328	335	106,449
1.3%	1,720,776	9	78	-	-	17,731	3,174	91,339
1.35%	2,271,312	2,147	-	-	-	26,598	-	130,240
1.4%	2,382,966	-	19	-	-	20,334	3,820	100,410
1.45%	358,812	-	-	-	-	3,594	-	16,556
1.5%	882,877	-	-	-	-	3,437	4	23,213
1.55%	638,089	-	55	-	-	4,747	31	13,428
1.6%	915,093	-	-	-	-	3,087	-	37,358
1.65%	908,934	-	-	-	-	8,627	14	24,784
1.7%	114,982	-	-	-	-	541	-	12,599
1.75%	514,042	-	-	-	-	1,818	4	13,770
1.8%	354,547	-	-	-	-	3,387	-	4,946
1.85%	123,980	-	-	-	-	226	118	3,915
1.9%	61,683	-	-	-	-	7,122	-	552
1.95%	280,455	-	-	-	-	867	183	3,948
2%	52,375	-	-	-	-	-	-	164
2.05%	220,079	-	-	-	-	32	-	1,139
2.1%	171,792	-	-	-	-	-	27	441
2.15%	47,653	-	-	-	-	-	-	-
2.2%	204,081	-	-	-	-	839	4	4,903
2.25%	578,433	-	-	-	-	-	-	16,460
2.35%	20,036	-	-	-	-	-	-	-
2.4%	107	-	-	-	-	-	-	-
2.45%	17,393	-	-	-	-	-	-	-
2.5%	13,653	-	-	-	-	-	-	-
2.6%	58,883	-	-	-	-	-	-	-

Totals	$62,681,841	$6,830	$848	$1,284	$592	$457,653	$25,411	$3,485,962

	DSRG	DSRGS	ETVFR	GVGMNS	HVSIT	IVMCC2	IVKMG2	JPMMV1

0.95%	$131,109	$-	$3,644	$673	$3,172	$126	$5,429	$60,209
1%	60,772	-	4,276	11	594	-	312	31,157
1.05%	14,249	-	-	5	-	-	96	3,145
1.1%	91,374	-	8,913	998	507	2,775	1,631	18,663
1.15%	27,308	-	793	-	-	898	306	13,464
1.2%	67,500	-	6,961	599	367	93	2,714	59,587
1.25%	10,893	-	473	143	7	-	1,219	5,144
1.3%	7,845	-	1,878	-	-	-	36	13,023
1.35%	12,517	-	5,918	172	48	20	241	8,727
1.4%	11,608	-	775	-	315	-	565	4,134
1.45%	1,094	-	117	-	101	-	-	641
1.5%	5,464	620	283	-	125	-	1,079	1,813
1.55%	2,321	-	-	-	329	-	-	843
1.6%	931	34	29	-	149	97	315	1,757
1.65%	1,918	75	121	-	-	-	663	2,658
1.7%	275	-	-	-	-	10	-	132
1.75%	1,550	-	-	-	10	11	50	518
1.8%	109	-	-	-	-	-	283	784
1.85%	128	-	-	-	-	-	-	195
1.9%	271	-	-	-	-	-	20	-
1.95%	-	1	-	-	-	-	509	229
2%	101	-	-	-	-	-	-	-
2.05%	378	-	-	-	-	-	1,268	375
2.1%	-	562	-	-	-	-	52	27
2.15%	-	-	-	-	-	-	-	-
2.2%	504	-	-	-	-	-	549	326
2.25%	-	-	-	-	-	-	661	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	100	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	4	-	-	-	-	-	-

	$450,219	$1,296	$34,181	$2,601	$5,724	$4,030	$18,098	$227,551

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	JABS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MMCGSC

0.95%	$-	$1,648	$253,600	$84,738	$166,618	$6,202	$-	$-
1%	-	84	155,392	49,558	90,904	844	-	-
1.05%	-	129	20,713	8,224	15,804	73	-	-
1.1%	-	10	110,540	29,647	83,354	744	-	-
1.15%	-	334	45,857	17,021	38,580	232	-	-
1.2%	-	645	218,413	68,115	151,648	1,152	-	-
1.25%	1,015	33	33,134	14,425	22,280	38	1,671	-
1.3%	-	32	51,937	10,652	19,262	448	-	-
1.35%	-	74	39,420	19,236	22,740	97	-	-
1.4%	-	-	36,915	9,017	22,248	2,148	-	-
1.45%	-	-	5,811	1,443	4,292	-	-	-
1.5%	-	-	17,090	1,296	7,194	-	-	3,218
1.55%	-	-	10,565	1,074	3,292	481	-	-
1.6%	-	103	10,403	1,640	3,863	-	-	434
1.65%	-	-	15,750	2,021	6,299	-	-	2,644
1.7%	-	-	2,693	81	524	-	-	-
1.75%	-	-	3,220	1,440	5,310	-	-	935
1.8%	-	-	3,822	768	2,714	-	-	996
1.85%	-	-	520	922	646	-	-	-
1.9%	-	-	332	303	131	-	-	818
1.95%	-	-	1,921	1,628	502	-	-	3,418
2%	-	-	566	-	57	-	-	-
2.05%	-	-	1,725	301	469	-	-	3,950
2.1%	-	-	-	222	-	-	-	1,835
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	277	266	1,067	-	-	732
2.25%	-	-	9,071	-	-	-	35	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	571

	$1,015	$3,092	$1,049,687	$324,038	$669,798	$12,459	$1,706	$19,551

	MNDSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSVMG

0.95%	$5,144	$144,736	$63,117	$144	$12,146	$-	$20,218	$-
1%	737	33,406	18,897	3	3,524	-	8,800	-
1.05%	277	7,455	2,941	9	63	-	684	-
1.1%	2,307	39,681	13,587	-	3,029	-	6,797	-
1.15%	2,292	22,126	8,524	-	3,601	-	2,637	-
1.2%	2,556	77,894	41,580	19	5,751	-	11,159	5
1.25%	43	7,110	1,803	-	2,029	234	1,967	-
1.3%	-	13,241	10,632	-	1,364	-	1,188	-
1.35%	93	13,828	7,945	-	1,251	-	807	-
1.4%	246	13,207	5,828	-	2,522	-	1,934	-
1.45%	163	2,113	40	-	162	-	629	-
1.5%	838	7,173	2,844	-	2,021	593	156	-
1.55%	70	1,181	2,366	-	6,817	-	796	-
1.6%	1,147	3,125	2,411	-	-	-	7,795	45
1.65%	401	6,773	3,732	-	716	1,830	1,266	-
1.7%	13	142	657	-	1,572	-	21	-
1.75%	4	5,292	2,260	-	5,195	1,728	1,046	835
1.8%	75	2,478	638	-	-	-	127	-
1.85%	-	288	1,728	-	2,439	-	62	-
1.9%	20	284	590	-	-	-	11	-
1.95%	2,029	2,363	6,805	-	6,890	7,923	-	-
2%	-	3,204	399	-	-	-	-	-
2.05%	3,596	5,066	641	-	-	-	-	-
2.1%	848	2,214	1,270	-	668	-	-	-
2.15%	-	4,634	-	-	-	-	4	-
2.2%	1,793	3,923	1,778	-	38	404	-	-
2.25%	-	7,045	12	-	-	1,930	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	67	130	124	-	-	-	-	-
2.5%	-	611	-	-	-	-	-	-
2.6%	-	185	748	-	-	745	-	-

	$24,759	$430,908	$203,897	$175	$61,798	$15,387	$68,104	$885

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	MSVRE	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.95%	$-	$263	$777	$380,228	$-	$97,338	$40,213	$49,695
1%	-	557	255	134,233	-	58,532	10,609	18,904
1.05%	-	-	-	22,440	-	16,089	3,290	6,294
1.1%	-	914	9	189,750	-	53,297	10,715	28,334
1.15%	-	-	-	98,606	-	31,007	8,729	19,462
1.2%	429	293	-	307,787	-	143,383	52,142	66,156
1.25%	123	-	-	52,220	-	21,522	4,105	10,356
1.3%	-	-	-	51,366	-	38,461	6,527	21,983
1.35%	-	-	-	65,095	-	28,114	7,396	12,000
1.4%	-	363	326	75,454	-	26,709	3,253	15,964
1.45%	-	-	-	8,700	-	4,516	-	166
1.5%	39	-	-	16,599	7,705	4,918	1,394	774
1.55%	-	14	-	9,924	-	4,868	79	1,916
1.6%	12,888	-	-	26,091	426	431	413	2,739
1.65%	-	-	-	16,068	4,051	15,208	162	1,888
1.7%	-	-	-	3,744	-	36	-	65
1.75%	2,976	-	-	7,540	1,709	75	369	1,019
1.8%	-	-	-	6,321	4,589	1,555	1,231	1,061
1.85%	-	-	-	3,610	-	999	64	107
1.9%	-	-	-	695	2,352	-	-	-
1.95%	-	-	-	2,393	4,732	53	-	37
2%	-	-	-	1,338	796	-	-	-
2.05%	-	-	-	4,211	5,526	543	-	-
2.1%	-	-	-	218	1,437	-	-	-
2.15%	-	-	-	12	1,737	-	-	-
2.2%	-	-	-	4,222	3,604	5,732	-	-
2.25%	-	-	-	8,774	-	36,296	5,317	-
2.35%	-	-	-	-	2,700	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	255	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	285	-	-	-

	$16,455	$2,404	$1,367	$1,497,639	$41,904	$589,682	$156,008	$258,920

	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1

0.95%	$110,427	$55,472	$130,537	$49,528	$-	$71,349	$-	$218,536
1%	30,274	25,162	48,063	13,786	-	31,123	-	107,111
1.05%	7,604	6,257	13,199	2,923	-	6,494	-	28,795
1.1%	40,201	23,676	50,369	27,367	-	26,094	-	93,982
1.15%	30,221	17,280	25,573	19,836	-	11,672	-	34,751
1.2%	88,244	72,617	77,796	41,122	-	47,772	-	97,046
1.25%	16,653	7,749	18,369	5,881	-	6,312	936	16,852
1.3%	40,623	7,954	25,283	4,188	-	8,687	-	28,566
1.35%	15,316	5,392	22,467	11,389	-	9,568	-	27,151
1.4%	19,793	9,278	17,303	6,652	-	7,044	-	20,849
1.45%	2,055	446	2,057	526	-	967	-	3,562
1.5%	3,945	2,345	2,905	1,687	620	1,226	-	4,343
1.55%	851	1,360	4,618	2,058	-	2,156	-	5,949
1.6%	2,901	802	7,289	2,532	720	2,917	-	6,580
1.65%	7,822	721	5,549	952	944	1,306	-	4,028
1.7%	165	-	685	89	-	58	-	1,948
1.75%	2,497	-	5,567	2,383	391	1,391	-	205
1.8%	636	-	4,839	312	25	1,050	-	2,317
1.85%	420	-	865	298	-	1,212	-	622
1.9%	-	-	-	-	-	-	-	1,977
1.95%	435	-	1,982	701	1,093	1,657	-	-
2%	-	-	-	67	-	-	-	-
2.05%	1,492	-	1	222	819	867	-	1,746
2.1%	-	-	216	-	414	217	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	25	190	-	1,067	586	-	538
2.25%	14,425	16,744	-	-	-	-	-	588
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	251	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	188	-	-	-

	$437,000	$253,280	$465,722	$194,499	$6,532	$241,725	$936	$708,042

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVNSR1	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2

0.95%	$15,219	$11,321	$28,128	$19,764	$17,671	$37,135	$20,222	$20,561
1%	3,153	2,441	14,390	4,541	8,665	37,805	8,692	9,353
1.05%	620	-	3,200	929	775	864	-	3,471
1.1%	6,946	6,858	14,939	11,793	4,717	37,145	17,858	10,122
1.15%	3,684	1,729	3,538	878	972	16,334	3,720	6,095
1.2%	10,139	9,861	21,518	4,789	18,488	39,735	17,703	18,693
1.25%	2,577	1,836	7,208	6,118	8,982	13,338	8,949	2,739
1.3%	148	424	4,531	12,015	6,361	4,392	2,324	4,273
1.35%	2,449	1,353	4,596	5,117	1,453	14,066	2,702	4,216
1.4%	1,385	25	6,147	906	2,006	5,525	15	3,630
1.45%	92	-	500	-	97	1,338	-	-
1.5%	578	-	307	-	19,655	-	228	343
1.55%	293	-	1,148	517	3,740	511	-	-
1.6%	29	-	282	-	1,965	2,036	-	-
1.65%	856	777	650	56	1,339	4,109	-	49
1.7%	141	-	-	-	-	-	-	-
1.75%	201	814	-	-	-	-	-	-
1.8%	-	-	-	3,162	178	2,692	-	-
1.85%	-	-	-	-	-	-	-	1,147
1.9%	224	-	730	-	-	-	1,479	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	1,076	59	4,145	3,602	5,988	24,906	26,814	1,125
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$49,810	$37,498	$115,957	$74,187	$103,052	$241,931	$110,706	$85,817

	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	CAF

0.95%	$15,786	$-	$19,619	$460,798	$-	$413,655	$-	$139,397
1%	4,563	-	4,150	242,633	-	161,365	-	57,271
1.05%	1,235	-	1,565	37,375	-	32,959	-	15,319
1.1%	9,362	-	2,315	127,552	-	171,675	-	30,597
1.15%	4,216	-	3,486	38,792	-	75,865	-	14,118
1.2%	20,797	-	11,832	122,213	-	237,368	-	38,620
1.25%	1,179	-	649	26,329	-	32,798	-	4,669
1.3%	1,831	-	7,340	19,572	-	43,339	-	9,497
1.35%	5,113	-	636	17,889	-	50,996	-	3,777
1.4%	1,124	-	1,827	24,961	-	64,846	-	5,653
1.45%	334	-	-	6,499	-	4,116	-	381
1.5%	254	2,010	592	8,181	893	9,397	10,140	3,139
1.55%	205	-	55	1,315	-	11,677	-	1,732
1.6%	2,795	287	1,860	7,243	162	25,717	1,310	1,045
1.65%	643	188	42	5,202	576	13,696	7,895	1,200
1.7%	1	-	-	2,253	-	3,247	-	423
1.75%	549	331	-	3,602	569	9,357	4,469	1,906
1.8%	10	96	18	2,286	307	6,517	718	243
1.85%	-	-	-	639	-	1,498	-	-
1.9%	-	-	-	70	-	84	330	-
1.95%	-	1,375	-	65	584	-	6,143	-
2%	-	-	-	-	-	328	5	54
2.05%	-	6,322	-	114	460	1,878	4,113	50
2.1%	-	64	-	677	1,119	-	4,195	-
2.15%	-	-	-	-	120	335	-	-
2.2%	-	795	-	426	359	1,018	3,414	-
2.25%	2,367	-	1,927	11,821	-	13,952	-	-
2.35%	-	-	-	-	-	-	160	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	518	-	-	-	-	671	-
2.5%	-	244	-	-	542	-	114	-
2.6%	-	-	-	-	136	-	1,137	-

	$72,364	$12,230	$57,913	$1,168,507	$5,827	$1,387,683	$44,814	$329,091

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

0.95%	$19,181	$108,817	$23,679	$6,166	$81,024	$412,223	$166,307	$122,227
1%	1,640	10,359	10,493	1,060	17,468	120,406	36,572	31,661
1.05%	672	6,926	3,280	906	4,623	45,426	10,413	5,639
1.1%	3,380	72,770	9,793	1,556	52,648	316,044	200,013	85,841
1.15%	3,102	29,465	7,537	263	25,725	184,986	103,147	36,238
1.2%	11,409	67,841	13,145	7,623	63,725	306,735	156,408	94,501
1.25%	1,619	42,458	175	451	11,871	136,130	73,855	38,081
1.3%	821	4,425	3,392	646	7,077	43,435	6,579	9,861
1.35%	427	26,025	2,280	1,412	21,085	67,753	54,387	25,626
1.4%	911	13,252	3,206	418	21,794	131,827	63,429	34,564
1.45%	2	748	88	271	1,696	17,780	3,484	5,665
1.5%	25	11,709	-	359	9,029	42,638	23,081	25,023
1.55%	107	5,575	1,404	-	6,917	23,592	49,552	3,009
1.6%	4,325	9,093	279	-	10,403	72,471	30,535	14,722
1.65%	103	5,388	23	80	11,705	54,227	41,048	22,304
1.7%	-	250	-	-	34	8,482	4,267	4,247
1.75%	-	2,894	3,135	22	7,474	68,127	18,357	18,101
1.8%	21	6,739	101	-	1,992	34,653	9,033	9,018
1.85%	55	2,821	-	262	5,209	7,861	7,197	1,502
1.9%	-	-	-	-	1	2,334	1,621	4,956
1.95%	-	6,348	-	-	3,921	14,192	8,614	3,158
2%	-	-	-	-	-	1,073	-	1,749
2.05%	-	6,502	-	-	1,605	11,829	6,424	6,682
2.1%	-	3,115	-	-	2,347	15,653	19,525	7,889
2.15%	-	1,185	-	-	2,156	3,038	7,033	5,090
2.2%	-	4,397	-	-	602	11,551	6,416	17,959
2.25%	-	3,056	562	1,403	3,380	72,270	45,073	9,030
2.35%	-	-	-	-	229	5,948	1,483	267
2.4%	-	-	-	-	-	-	103	-
2.45%	-	-	-	-	-	1,612	2,496	953
2.5%	-	-	-	-	642	2,687	1,412	3,287
2.6%	-	10,204	-	-	1,362	1,814	1,989	3,229

	$47,800	$462,362	$82,572	$22,898	$377,744	$2,238,797	$1,159,853	$652,079

	MCIF	SAM	NVMIG1	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1

0.95%	$264,555	$534,833	$145,898	$17,859	$-	$55,284	$-	$23,111
1%	122,009	189,930	70,789	3,247	-	23,301	-	10,433
1.05%	18,896	52,040	11,846	3,117	-	2,538	-	2,591
1.1%	152,128	168,171	40,152	8,103	-	39,161	-	12,691
1.15%	74,394	67,601	15,549	7,398	-	30,116	-	9,082
1.2%	208,744	557,554	98,588	22,538	-	56,558	-	14,172
1.25%	29,809	48,231	17,647	1,368	1,544	9,584	-	1,620
1.3%	54,951	52,593	17,439	8,528	-	7,120	-	3,395
1.35%	55,952	74,705	15,996	2,487	-	11,416	-	2,157
1.4%	38,377	63,826	17,665	1,763	-	7,147	-	4,598
1.45%	6,745	2,003	2,757	162	-	1,265	-	31
1.5%	11,676	23,680	11,161	233	1,114	4,441	927	826
1.55%	6,177	5,843	1,031	564	-	1,119	-	575
1.6%	12,429	9,088	1,408	939	1	8,185	123	6,279
1.65%	10,396	29,023	3,518	539	1,494	6,210	727	464
1.7%	1,536	1,567	422	78	-	727	-	153
1.75%	11,789	15,658	930	362	45	3,981	-	2,123
1.8%	4,805	7,709	2,264	1,205	-	3,068	-	1,982
1.85%	1,391	2,354	262	827	-	116	-	214
1.9%	429	718	98	-	-	261	-	152
1.95%	90	1,557	935	15	337	1,643	2,066	185
2%	600	208	14	42	-	449	-	186
2.05%	3,655	1,472	50	89	591	1,962	-	14
2.1%	1,004	3,342	-	-	269	843	517	27
2.15%	-	1,392	-	-	-	12	-	19
2.2%	3,774	2,391	335	484	745	2,159	2,530	4
2.25%	1,557	8,283	46	-	-	4,298	-	-
2.35%	-	557	-	-	25	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	11	-	-	-	131	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	652	-	-	11	1,084	48	-

	$1,097,868	$1,926,992	$476,800	$81,947	$6,176	$284,179	$6,938	$97,084

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.95%	$3,496	$259,119	$-	$181,571	$72,514	$-	$324,544	$-
1%	-	124,408	-	40,126	25,410	-	99,926	-
1.05%	569	19,680	-	8,343	4,468	-	14,636	-
1.1%	1,050	130,528	-	113,133	37,591	-	144,460	-
1.15%	1,141	51,036	-	64,076	15,024	-	60,978	-
1.2%	2,300	157,861	38,307	174,615	65,561	-	188,411	-
1.25%	3,287	34,678	-	20,942	9,470	-	31,980	-
1.3%	157	12,646	18,150	17,807	10,392	-	24,529	-
1.35%	134	27,324	14,552	39,795	15,745	-	43,379	-
1.4%	4,070	27,984	7,046	50,376	11,226	-	39,828	-
1.45%	-	3,811	-	3,402	635	-	4,870	-
1.5%	4,270	10,196	777	11,059	1,683	917	8,948	2,496
1.55%	-	6,360	-	8,879	1,539	-	5,365	-
1.6%	1,473	7,784	24	7,543	3,127	456	24,307	904
1.65%	4,167	16,379	2,181	13,491	2,208	375	11,430	2,919
1.7%	-	1,759	-	2,250	517	-	3,491	-
1.75%	1,719	3,230	74	3,963	3,162	418	10,625	790
1.8%	952	2,747	62	5,124	3,784	253	6,323	239
1.85%	-	794	-	1,563	181	-	2,087	-
1.9%	1,161	972	-	702	53	246	550	467
1.95%	6,845	997	-	2,021	-	1,618	91	850
2%	-	182	-	143	-	37	348	144
2.05%	1,176	2,874	507	2,657	1,603	679	1,422	622
2.1%	2,076	-	884	217	-	492	-	2,257
2.15%	298	-	-	8	-	-	16	-
2.2%	2,269	5,231	-	1,004	1,390	329	2,782	1,071
2.25%	1,272	4,117	-	739	-	-	-	-
2.35%	-	-	-	-	-	-	-	128
2.4%	-	-	-	-	-	-	1	-
2.45%	-	-	-	-	-	35	-	36
2.5%	-	-	-	-	-	-	-	-
2.6%	3,801	-	-	-	-	47	-	759

	$47,683	$912,697	$82,564	$775,549	$287,283	$5,902	$1,055,327	$13,682

	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF

0.95%	$318,104	$-	$141,849	$33,121	$1,274,817	$-	$6,000	$60,285
1%	128,304	-	57,489	10,775	567,858	-	3,009	45,069
1.05%	17,486	-	12,231	1,406	109,215	-	832	9,526
1.1%	115,854	-	39,601	5,204	442,862	-	4,620	26,388
1.15%	45,786	-	24,160	3,664	217,172	-	4,181	35,157
1.2%	180,635	-	104,805	13,443	725,946	-	5,169	60,826
1.25%	30,705	-	10,916	1,472	136,943	-	1,410	10,768
1.3%	28,785	-	20,982	2,458	101,760	-	1,916	7,670
1.35%	33,683	-	23,581	2,539	164,583	-	1,221	17,586
1.4%	47,349	-	14,905	4,488	173,612	-	1,305	12,165
1.45%	3,079	-	869	-	26,604	-	83	1,192
1.5%	10,837	4,138	10,833	-	36,118	36,042	11	2,411
1.55%	4,733	-	1,180	101	24,336	-	56	738
1.6%	9,897	3,246	4,559	22	43,904	4,469	96	3,362
1.65%	8,824	1,700	6,709	73	40,484	25,713	530	8,133
1.7%	859	-	930	-	10,237	-	129	689
1.75%	3,971	1,371	4,740	-	21,060	12,434	74	2,629
1.8%	6,070	2,303	2,554	-	19,548	6,329	-	1,100
1.85%	1,007	-	823	-	3,426	-	-	384
1.9%	384	1,190	413	-	2,775	1,918	-	-
1.95%	42	2,637	1,608	-	1,393	16,179	-	-
2%	177	414	14	-	1,231	2,512	-	51
2.05%	1,132	2,305	10,837	-	5,463	8,374	-	787
2.1%	-	2,098	3,949	-	-	8,286	-	-
2.15%	-	858	4	-	15	192	-	-
2.2%	244	2,092	3,267	-	4,560	14,569	-	119
2.25%	-	-	-	5,334	58,829	-	-	2,127
2.35%	-	-	-	-	-	4,031	-	-
2.4%	-	-	-	-	1	-	-	-
2.45%	-	483	465	-	-	892	-	-
2.5%	-	562	-	-	-	262	-	-
2.6%	-	789	1,708	-	-	947	-	-

	$997,947	$26,186	$505,981	$84,100	$4,214,752	$143,149	$30,642	$309,162

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVRE1	NVLM2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2

0.95%	$324,565	$274	$8,094	$89	$454	$187	$3,696	$32,787
1%	96,308	-	-	46	782	-	1,717	5,691
1.05%	12,979	-	-	-	-	269	-	1,008
1.1%	108,018	-	1,352	-	611	355	1,582	6,512
1.15%	57,425	-	13	-	645	-	1,654	8,069
1.2%	169,486	107	171	2,693	562	-	3,932	24,415
1.25%	20,996	-	168	-	-	-	174	985
1.3%	20,940	-	1,649	-	-	-	-	1,875
1.35%	41,445	-	356	-	-	-	1,505	2,091
1.4%	29,282	-	-	-	-	-	574	3,703
1.45%	5,128	-	-	-	-	-	202	-
1.5%	14,060	-	-	-	-	-	-	494
1.55%	8,014	-	-	-	-	-	402	2,097
1.6%	20,290	-	-	-	-	-	5,245	5,233
1.65%	14,256	-	-	-	-	-	41	1,830
1.7%	1,422	-	-	-	-	-	-	-
1.75%	5,969	-	-	-	-	-	-	-
1.8%	5,727	-	-	-	-	-	20	33
1.85%	2,465	-	-	-	-	-	-	-
1.9%	777	-	-	-	-	-	-	-
1.95%	5,568	-	-	-	-	-	-	-
2%	685	-	-	-	-	-	-	-
2.05%	2,374	-	-	-	-	-	-	-
2.1%	6,536	-	-	-	-	-	-	-
2.15%	17	-	-	-	-	-	-	-
2.2%	4,491	-	-	-	-	-	-	-
2.25%	54	-	-	-	-	-	-	-
2.35%	1,609	-	-	-	-	-	-	-
2.4%	1	-	-	-	-	-	-	-
2.45%	144	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	1,362	-	-	-	-	-	-	-

	$982,393	$381	$11,803	$2,828	$3,054	$811	$20,744	$96,823

	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1

0.95%	$-	$-	$10,608	$195,865	$-	$116,257	$1,442	$58,774
1%	-	-	3,381	66,013	-	23,039	89	13,706
1.05%	-	-	423	13,816	-	5,410	-	1,673
1.1%	-	-	3,920	86,715	-	24,355	9,754	20,668
1.15%	-	-	2,966	36,311	-	23,241	5,494	8,989
1.2%	-	-	13,696	121,161	-	72,337	430	50,354
1.25%	177	-	856	16,940	-	15,168	120	1,855
1.3%	-	-	1,430	24,479	-	7,796	273	3,921
1.35%	-	-	4,029	24,120	-	20,241	-	5,804
1.4%	-	-	2,782	23,251	-	10,496	-	8,224
1.45%	-	-	-	2,877	-	949	-	171
1.5%	2,687	1,656	5,964	8,726	1,840	3,362	-	953
1.55%	-	-	43	9,278	-	7,131	-	2,955
1.6%	406	1,178	1,108	7,728	365	6,207	-	2,244
1.65%	4,841	4,979	6,103	12,862	642	2,372	-	988
1.7%	-	-	76	1,217	-	43	-	-
1.75%	563	626	1,957	3,878	1,266	2,325	590	50
1.8%	419	341	1,277	7,451	529	3,662	-	-
1.85%	-	-	112	2,393	-	2,121	-	41
1.9%	-	20	632	-	-	-	-	-
1.95%	4,168	4,263	8,595	5,069	1,299	1,037	-	75
2%	-	-	35	166	8	-	-	144
2.05%	2,897	758	2,029	2,495	811	-	-	22
2.1%	1,785	534	1,101	546	1,803	472	-	-
2.15%	-	-	78	-	-	2,035	-	-
2.2%	1,337	621	4,240	222	275	1,788	-	772
2.25%	-	-	13,063	-	-	13,174	-	-
2.35%	-	-	-	-	863	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	209	-	-	-	77	235	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	572	155	864	-	812	297	-	-

	$20,061	$15,131	$91,368	$673,579	$10,590	$365,550	$18,192	$182,383

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ACVMV2	ACVU1	ACVV	DVMCSS	DVSCS	DCAP	DCAPS	DSC

0.95%	$-	$-	$2,216	$5,079	$70,082	$178,989	$-	$40
1%	-	-	1	1,089	24,438	78,311	-	-
1.05%	-	-	-	-	2,282	18,626	-	-
1.1%	-	-	12,758	290	35,211	70,644	-	91
1.15%	-	-	6,133	850	19,060	37,380	-	-
1.2%	-	-	488	1,377	56,055	129,133	-	-
1.25%	3,803	-	247	162	10,353	15,277	-	-
1.3%	-	-	801	295	7,125	18,652	-	-
1.35%	-	-	-	787	27,817	21,296	-	-
1.4%	-	-	-	230	13,541	19,508	-	194
1.45%	-	-	-	30	3,978	1,998	-	-
1.5%	-	-	-	163	782	5,490	2,012	-
1.55%	-	-	-	1,353	1,388	3,967	-	-
1.6%	-	-	-	-	4,317	5,580	400	-
1.65%	-	-	-	302	2,663	5,810	3,245	-
1.7%	-	-	-	295	722	1,471	-	-
1.75%	-	371	-	-	1,843	3,043	765	-
1.8%	-	-	-	-	533	2,327	25	-
1.85%	-	-	-	750	875	74	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	2,224	-	-	1,170	-
2%	-	-	-	-	-	267	-	-
2.05%	-	-	-	-	1,558	570	3,081	-
2.1%	-	-	-	251	-	-	4,198	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	24	817	147	825	-
2.25%	4,663	-	-	-	8	2,441	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,133	-
2.5%	-	-	-	-	-	-	178	-
2.6%	-	-	-	-	-	-	1,718	-

	$8,466	$371	$22,644	$15,551	$285,448	$621,001	$18,750	$325

	DVIV	FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2

0.95%	$4	$-	$-	$225,955	$-	$-	$12,133	$31,363
1%	-	-	-	60,142	-	-	1,264	15,547
1.05%	-	-	-	14,670	-	-	-	2,668
1.1%	8	-	-	106,649	-	-	94,833	18,714
1.15%	12	-	-	52,697	-	-	39,563	8,084
1.2%	-	-	-	165,413	-	-	3,565	32,675
1.25%	-	-	-	27,676	-	-	1,609	4,142
1.3%	-	-	-	38,718	-	-	2,332	4,960
1.35%	-	-	-	38,307	-	-	-	7,989
1.4%	16	-	-	45,932	-	-	-	5,021
1.45%	-	-	-	4,981	-	-	-	547
1.5%	-	457	4,010	7,139	7,984	520	-	854
1.55%	-	-	-	9,792	-	-	-	1,652
1.6%	-	959	1,512	24,691	2,558	338	-	693
1.65%	-	-	2,712	13,946	6,993	737	-	1,327
1.7%	-	-	-	3,670	-	-	-	6
1.75%	-	-	1,502	18,288	3,048	1,574	-	1,746
1.8%	-	69	484	6,871	593	15	-	1,433
1.85%	-	-	-	2,086	-	-	-	466
1.9%	-	-	-	-	1,651	-	-	82
1.95%	-	397	3,723	265	8,355	1,292	-	493
2%	-	-	390	403	486	74	-	35
2.05%	-	251	7,600	1,170	11,107	1,413	-	86
2.1%	-	63	6,955	28	3,836	86	-	-
2.15%	-	148	-	86	5,040	-	-	-
2.2%	-	1,718	757	168	1,957	806	-	-
2.25%	-	-	-	1,256	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	691	-	115	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	134	868	-	1,106	851	-	-

	$40	$4,196	$31,204	$870,999	$54,829	$7,706	$155,299	$140,583

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.95%	$625,779	$-	$31,708	$-	$35,701	$-	$18,289	$-
1%	295,656	-	8,656	-	17,040	-	16,016	-
1.05%	61,311	-	214	-	5,647	-	2,663	-
1.1%	279,644	-	8,806	-	18,373	-	14,077	-
1.15%	119,637	-	9,117	-	8,507	-	4,852	-
1.2%	407,969	-	16,903	-	27,192	-	13,698	-
1.25%	64,857	-	87	198	611	624	6,589	2,579
1.3%	67,642	-	14,296	-	7,420	-	5,967	-
1.35%	97,740	-	1,199	-	7,332	-	1,985	-
1.4%	95,446	-	3,158	-	7,594	-	1,041	-
1.45%	8,599	-	-	-	173	-	-	-
1.5%	21,003	16,934	272	-	1,817	-	320	-
1.55%	15,597	-	-	-	1,997	-	-	-
1.6%	31,287	3,550	306	-	-	-	-	-
1.65%	27,987	12,681	5,667	-	360	-	-	-
1.7%	4,244	-	24	-	-	-	-	-
1.75%	18,084	4,340	1,902	-	-	-	-	-
1.8%	11,442	5,325	-	-	-	-	15	-
1.85%	3,310	-	-	-	718	-	-	-
1.9%	698	3,200	-	-	-	-	-	-
1.95%	36	8,959	35	-	-	-	-	-
2%	422	124	-	-	-	-	-	-
2.05%	2,099	5,544	-	-	-	-	387	-
2.1%	-	4,477	-	-	-	-	-	-
2.15%	11	-	-	-	-	-	-	-
2.2%	1,222	6,456	-	-	-	-	-	-
2.25%	16,381	-	-	754	-	1,883	-	2,070
2.35%	-	290	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	834	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	5,851	-	-	-	-	-	-

	$2,278,103	$78,565	$102,350	$952	$140,482	$2,507	$85,899	$4,649

	FGOS	FGS	FG2	FHIS	FIGBS	FMCS	FMC2	FOS

0.95%	$303	$552,513	$-	$165,422	$130,092	$105,698	$-	$93,316
1%	-	299,538	-	71,248	33,171	32,487	-	41,459
1.05%	-	55,152	-	18,976	8,108	5,704	-	10,868
1.1%	9,995	217,907	-	51,690	31,692	44,721	-	29,644
1.15%	2,058	89,944	-	21,827	20,375	19,071	-	13,160
1.2%	12	355,919	-	149,831	96,550	75,382	-	59,471
1.25%	-	56,322	-	11,119	15,457	4,265	5,951	9,482
1.3%	76	61,813	-	25,252	22,823	13,551	-	8,320
1.35%	-	57,435	-	26,978	12,437	13,760	-	7,986
1.4%	-	45,931	-	14,120	14,718	16,370	-	13,347
1.45%	-	6,412	-	2,059	658	1,165	-	1,641
1.5%	-	20,100	9,123	4,971	2,977	2,559	13,301	2,990
1.55%	-	7,899	-	2,318	7,293	1,459	-	1,946
1.6%	-	11,584	2,119	3,807	4,563	4,896	2,876	1,120
1.65%	-	16,292	7,463	5,380	1,209	8,242	14,686	2,913
1.7%	-	3,238	-	329	2,100	61	-	109
1.75%	-	8,083	4,459	3,638	6,705	559	4,716	1,965
1.8%	-	5,612	1,490	1,415	3,830	527	1,278	1,085
1.85%	-	2,092	-	337	1,367	297	-	411
1.9%	-	639	1,138	-	-	126	506	-
1.95%	-	460	2,826	11	3,566	474	7,466	18
2%	-	174	978	9	-	32	4,665	-
2.05%	-	3,505	4,147	-	-	-	8,518	690
2.1%	-	55	3,971	-	431	-	13,363	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	484	3,443	806	-	174	3,134	1,191
2.25%	-	4,431	-	-	18,702	-	18,514	-
2.35%	-	-	-	-	-	-	126	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	1,161	-	-	-	1,647	-
2.5%	-	-	204	-	-	-	1,464	-
2.6%	-	-	1,605	-	-	-	1,521	-

	$12,444	$1,883,534	$44,127	$581,543	$438,824	$351,580	$103,732	$303,132

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FO2	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2

0.95%	$-	$34,226	$114,617	$-	$31,302	$10,683	$23,115	$121,937
1%	-	8,957	59,646	-	10,106	4,763	7,833	35,297
1.05%	-	3,371	11,463	-	2,056	536	943	5,789
1.1%	-	15,577	65,404	-	14,794	3,783	6,413	31,318
1.15%	-	7,907	21,498	-	9,253	2,696	5,184	21,399
1.2%	-	19,481	174,354	-	26,492	8,630	11,054	84,058
1.25%	-	3,751	13,289	6,784	6,922	2,625	3,321	5,366
1.3%	-	4,464	47,966	-	2,394	959	10,060	14,741
1.35%	-	4,505	36,670	-	4,321	2,149	1,683	19,284
1.4%	-	6,554	29,272	-	3,388	2,222	5,479	12,384
1.45%	-	587	2,873	-	625	831	-	644
1.5%	3,149	99	5,321	-	644	264	717	1,388
1.55%	-	175	1,019	-	512	571	73	2,326
1.6%	1,739	5,989	7,939	-	1,856	2,648	2,551	2,430
1.65%	5,021	1,600	16,815	-	1,777	566	36	7,019
1.7%	-	152	543	-	100	-	-	717
1.75%	844	1,175	3,456	-	749	676	77	4,202
1.8%	304	203	5,674	-	303	22	-	2,534
1.85%	-	273	1,673	-	219	125	111	1,398
1.9%	322	-	-	-	-	65	-	-
1.95%	5,298	186	802	-	-	21	454	1,252
2%	1,023	-	-	-	-	38	-	-
2.05%	1,130	481	53	-	-	244	-	-
2.1%	1,225	27	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	1,977	4	716	-	-	-	-	705
2.25%	-	503	6,481	3,095	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	155	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	368	-	-	-	-	-	-	-

	$22,555	$120,247	$627,544	$9,879	$117,813	$45,117	$79,104	$376,188

	FTVFA2	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMSRS	OVIGS

0.95%	$24,129	$40,481	$-	$21	$403	$-	$33,676	$2,774
1%	3,756	14,857	-	-	76	-	14,683	248
1.05%	5,775	3,714	-	-	95	-	6,306	-
1.1%	3,460	28,418	-	-	38	-	9,336	1,389
1.15%	2,421	20,862	-	-	82	-	3,132	447
1.2%	23,094	78,091	-	99	203	-	34,930	732
1.25%	2,251	5,691	-	3	118	-	1,400	130
1.3%	5,023	4,212	-	-	31	-	806	545
1.35%	3,097	11,284	-	-	183	-	61	31
1.4%	3,092	3,784	-	-	86	-	784	269
1.45%	630	394	-	-	-	-	-	-
1.5%	-	3,530	-	-	118	-	85	144
1.55%	42	364	-	-	-	-	816	-
1.6%	7,595	961	672	1,150	191	434	1,062	-
1.65%	-	2,846	-	-	146	-	204	1,809
1.7%	-	41	-	-	-	-	471	-
1.75%	-	848	3,325	2,612	94	370	317	-
1.8%	122	1,474	-	-	-	-	44	-
1.85%	259	106	-	-	-	-	-	-
1.9%	-	4	-	-	301	-	1	-
1.95%	493	1,085	-	-	75	-	432	-
2%	-	188	-	-	-	-	-	-
2.05%	32	283	-	-	37	-	-	-
2.1%	-	607	-	-	-	-	-	-
2.15%	-	-	-	-	111	-	-	-
2.2%	-	688	-	-	27	-	-	-
2.25%	-	4,413	-	-	-	-	745	-
2.35%	-	14	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	7	-	-	-

	$85,271	$229,240	$3,997	$3,885	$2,422	$804	$109,291	$8,518

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	OVGR	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.95%	$3,199	$337,868	$-	$282,806	$-	$34,983	$-	$177,239
1%	390	85,467	-	159,871	-	12,516	-	80,631
1.05%	-	17,345	-	22,626	-	2,024	-	15,150
1.1%	21,759	175,396	-	116,896	-	10,241	-	89,383
1.15%	13,503	76,575	-	58,149	-	5,085	-	40,308
1.2%	579	295,722	-	182,547	-	26,810	-	115,095
1.25%	296	44,446	-	34,963	-	1,624	2,108	30,725
1.3%	154	40,191	-	29,688	-	3,743	-	12,862
1.35%	165	71,713	-	46,726	-	7,689	-	23,276
1.4%	-	74,331	-	36,486	-	2,007	-	22,670
1.45%	-	5,198	-	7,913	-	693	-	3,319
1.5%	-	18,776	3,995	11,243	7,646	830	-	4,574
1.55%	-	10,792	-	7,943	-	2,081	-	1,316
1.6%	-	33,565	724	5,694	1,674	588	-	2,940
1.65%	-	22,642	2,015	13,149	12,978	2,740	-	7,923
1.7%	-	2,182	-	1,521	-	360	-	912
1.75%	-	14,385	3,001	7,170	6,189	1,916	-	1,601
1.8%	-	12,893	2,076	6,039	991	161	-	2,995
1.85%	-	1,756	-	637	-	1,149	-	778
1.9%	-	2,954	-	1,079	1,364	-	-	1,477
1.95%	-	4,770	4,422	80	2,583	1,570	-	69
2%	-	4,975	-	305	58	-	-	-
2.05%	-	9,896	1,033	185	849	-	-	19
2.1%	-	3,842	2,387	-	2,713	216	-	-
2.15%	-	1,559	1,391	-	-	-	-	-
2.2%	-	7,463	1,865	1,443	1,165	11	-	1,174
2.25%	-	-	-	4,590	-	-	-	-
2.35%	-	-	1,172	-	-	-	-	-
2.4%	-	1	-	-	-	-	-	-
2.45%	-	126	-	-	-	-	-	-
2.5%	-	292	-	-	-	-	-	-
2.6%	-	2,498	-	-	430	-	-	-

	$40,045	$1,379,619	$24,081	$1,039,749	$38,640	$119,037	$2,108	$636,436

	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD

0.95%	$19,010	$-	$21,509	$7,192	$79,740	$946	$983	$52,780
1%	2,294	-	2,880	2,718	26,487	21	33	13,242
1.05%	489	-	1,064	1,138	11,319	-	-	2,712
1.1%	4,352	-	6,132	1,534	43,785	5,327	9,847	32,882
1.15%	1,038	-	2,362	2,619	15,992	3,021	3,834	15,161
1.2%	14,971	-	18,499	10,536	123,839	133	405	27,002
1.25%	628	194	548	383	4,276	61	-	1,885
1.3%	2,292	-	1,402	9,064	15,915	512	143	3,037
1.35%	7,502	-	2,591	2,294	17,621	-	-	4,261
1.4%	2,055	-	1,783	1,072	10,808	-	-	6,806
1.45%	742	-	534	-	260	-	-	-
1.5%	630	4,745	184	12	2,909	-	-	417
1.55%	109	-	155	497	1,419	-	-	1,406
1.6%	-	1,657	219	405	8,443	-	-	2,353
1.65%	52	16,316	-	259	2,100	-	-	802
1.7%	-	-	-	-	40	-	-	-
1.75%	644	2,835	-	-	2,108	-	-	176
1.8%	-	322	-	45	4,499	-	-	-
1.85%	-	-	-	-	756	-	-	-
1.9%	-	96	-	-	8	-	-	-
1.95%	-	6,005	50	-	609	-	-	-
2%	-	111	-	-	-	-	-	-
2.05%	30	1,533	-	-	92	-	-	-
2.1%	-	5,060	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	984	1,954	-	-	412	-	-	-
2.25%	-	237	-	-	4,532	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	246	-	-	-	-	-	-
2.5%	-	713	-	-	-	-	-	-
2.6%	-	760	-	-	-	-	-	-

	$57,822	$42,784	$59,912	$39,768	$377,969	$10,021	$15,245	$164,922

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	PMVEBD	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1

0.95%	$1,265	$-	$772	$-	$42	$22	$-	$650
1%	290	-	730	-	-	-	-	-
1.05%	71	-	1,227	-	-	-	-	-
1.1%	167	-	1,145	-	89	20	-	162
1.15%	141	-	201	-	-	-	-	367
1.2%	970	-	1,830	-	-	-	-	-
1.25%	15	163	80	-	-	-	-	173
1.3%	-	-	-	-	138	-	-	126
1.35%	775	-	117	-	-	115	-	36
1.4%	50	-	8	-	-	-	-	1,153
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	5,907	16,948	-	-	1,641	-
1.55%	28	-	4	-	-	22	-	19
1.6%	-	-	262	3,605	-	-	160	-
1.65%	-	-	1,900	11,003	-	-	447	-
1.7%	-	-	-	-	-	-	-	636
1.75%	-	-	1,872	7,538	-	-	207	-
1.8%	-	-	706	2,094	-	-	25	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	119	572	-	-	848	-
1.95%	-	-	5,397	12,874	-	-	1,756	-
2%	-	-	1,201	1,915	-	-	-	-
2.05%	-	-	3,349	4,398	-	-	2,080	-
2.1%	-	-	1,457	6,884	-	-	1,598	-
2.15%	-	-	3,334	4,008	-	-	-	-
2.2%	-	-	3,904	5,202	-	-	367	-
2.25%	-	-	71	-	-	-	-	-
2.35%	-	-	277	157	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	127	-	-	-	934	-
2.5%	-	-	-	258	-	-	181	-
2.6%	-	-	450	2,945	-	-	-	-

	$3,772	$163	$36,447	$80,401	$269	$179	$10,244	$3,322

	IVHS	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN

0.95%	$498	$129	$2,354	$10	$2,206	$-	$64	$9
1%	-	-	5,751	14	590	-	-	-
1.05%	-	-	499	-	70	-	-	-
1.1%	3,910	1,269	9,954	2,706	1,369	1,313	1,537	2,774
1.15%	935	1,793	1,112	2,527	92	1,228	200	482
1.2%	104	6	7,391	43	1,784	67	-	42
1.25%	-	-	1,823	48	53	-	-	78
1.3%	-	7	1,432	-	310	7	29	174
1.35%	-	-	358	-	969	-	-	-
1.4%	-	-	1,123	-	23	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	310	-	149	-	-	-
1.55%	-	-	647	-	75	-	-	-
1.6%	-	-	2,325	-	-	-	-	-
1.65%	-	-	138	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$5,447	$3,204	$35,217	$5,348	$7,690	$2,615	$1,830	$3,559

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS

0.95%	$412	$124	$220	$808	$10	$38	$243,950	$15,552
1%	25	-	16	29	-	-	95,858	5,501
1.05%	-	-	-	-	-	-	12,188	958
1.1%	1,678	1,892	4,398	10,170	1,971	475	59,711	4,042
1.15%	539	990	2,919	8,324	5	432	48,776	1,737
1.2%	561	-	15	489	-	-	108,815	10,537
1.25%	-	-	24	273	-	177	20,553	1,335
1.3%	-	25	73	86	-	-	17,981	239
1.35%	-	-	-	-	-	-	42,092	1,871
1.4%	-	-	-	-	-	-	21,324	907
1.45%	-	-	-	-	-	-	2,045	-
1.5%	-	-	-	-	-	-	3,431	293
1.55%	-	-	-	-	-	-	11,628	29
1.6%	-	-	-	-	-	-	6,998	645
1.65%	-	-	-	-	-	-	6,073	203
1.7%	-	-	-	-	-	-	764	-
1.75%	-	-	-	-	-	-	8,282	-
1.8%	-	-	-	-	-	-	2,155	51
1.85%	-	-	-	-	-	-	839	35
1.9%	-	-	-	-	-	-	666	-
1.95%	-	-	-	-	-	-	5,431	-
2%	-	-	-	-	-	-	381	-
2.05%	-	-	-	-	-	-	885	108
2.1%	-	-	-	-	-	-	2,054	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	857	333
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	91	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	914	-

	$3,215	$3,031	$7,665	$20,179	$1,986	$1,122	$724,742	$44,376

	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG

0.95%	$65,305	$49,074	$377,780	$165,231	$190,914	$341,327	$49,262	$13,047
1%	24,384	18,499	32,153	4,794	8,768	14,519	2,587	876
1.05%	8,077	4,629	7,228	834	1,671	1,609	69	19
1.1%	23,177	12,235	436,718	178,103	233,541	420,984	54,539	22,117
1.15%	8,973	7,592	217,007	101,778	99,097	189,932	31,153	9,054
1.2%	48,654	29,168	103,772	7,037	6,125	12,825	1,693	1,031
1.25%	4,570	3,549	27,664	8,758	13,600	21,363	2,739	1,376
1.3%	12,847	4,335	19,396	1,924	1,884	3,583	662	27
1.35%	8,775	7,928	40,669	6,646	5,568	15,906	3,997	407
1.4%	3,510	8,926	65,231	31,453	29,148	46,758	3,859	1,193
1.45%	716	101	19,569	10,098	9,220	18,149	2,620	903
1.5%	5,469	1,567	15,262	1,850	14,572	16,473	1,175	73
1.55%	1,088	993	41,904	12,775	13,023	29,768	3,619	2,510
1.6%	886	1,146	20,330	11,537	14,645	17,485	4,109	1,314
1.65%	1,269	709	13,437	2,916	6,206	5,738	294	125
1.7%	47	28	1,752	460	1,750	740	356	30
1.75%	1,389	465	2,911	1,281	1,999	515	-	-
1.8%	1,345	1,729	4,030	1,886	2,448	4,356	862	912
1.85%	28	488	3,479	2,688	659	3,642	92	388
1.9%	-	-	19	-	101	122	-	-
1.95%	41	81	4,437	447	1,139	793	-	-
2%	-	-	1,583	1,869	1,783	2,604	-	-
2.05%	350	46	67	1	4	1	3	79
2.1%	-	-	101	57	60	99	-	296
2.15%	-	-	-	111	512	-	-	-
2.2%	1,093	153	662	-	-	-	-	-
2.25%	8	-	2,223	134	2,230	1,545	41	1
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	129	-	-	-	-	-	-

	$222,001	$153,570	$1,459,384	$554,668	$660,667	$1,170,836	$163,731	$55,778

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC

0.95%	$14,188	$23,734	$351,912	$234,452	$80,312	$38,306	$15,500	$11,197
1%	230	303	13,011	15,917	2,112	492	562	283
1.05%	-	146	664	1,873	533	32	-	134
1.1%	14,068	35,202	431,746	303,475	101,118	43,270	22,291	12,708
1.15%	6,713	10,722	190,445	112,680	37,201	20,152	8,395	7,202
1.2%	762	1,912	15,479	22,288	4,169	2,611	13	1,444
1.25%	1,261	2,050	18,080	14,202	2,896	1,876	260	409
1.3%	25	165	4,523	1,762	1	-	326	214
1.35%	15	851	18,585	6,858	2,499	1,951	1,263	728
1.4%	1,813	4,817	50,522	24,662	10,947	3,784	4,729	1,528
1.45%	1,186	1,583	22,543	10,936	4,222	934	117	280
1.5%	2,401	1,943	18,137	10,305	3,897	3,351	202	98
1.55%	1,591	4,628	30,128	20,034	8,535	3,857	4,915	708
1.6%	81	1,494	19,651	18,818	4,880	1,515	466	925
1.65%	77	567	11,427	2,653	1,338	702	-	15
1.7%	324	305	2,026	823	565	267	-	68
1.75%	-	-	2,373	84	-	24	-	-
1.8%	-	795	4,227	1,857	768	531	-	-
1.85%	-	132	3,841	1,608	1,509	7	294	597
1.9%	-	4	124	11	20	-	-	-
1.95%	-	82	330	1,317	781	111	606	51
2%	-	173	886	2,406	1,403	105	-	-
2.05%	-	-	-	4	1	1	-	-
2.1%	-	37	54	55	-	-	-	-
2.15%	-	-	170	-	-	-	-	-
2.2%	-	-	-	6	-	-	-	-
2.25%	39	518	1,954	1,302	4,377	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$44,774	$92,163	$1,212,838	$810,388	$274,084	$123,879	$59,939	$38,589

	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF

0.95%	$50,758	$60,296	$25,979	$228,115	$154,975	$13,892	$111,126	$-
1%	1,380	2,602	1,260	5,344	2,238	1,261	1,003	1
1.05%	477	628	14	1,045	603	11	368	-
1.1%	62,507	40,397	32,133	295,101	190,049	23,459	175,994	-
1.15%	28,321	22,231	13,256	106,217	78,501	9,847	96,007	-
1.2%	6,520	876	1,883	13,000	9,366	840	5,128	352
1.25%	2,383	1,510	1,038	7,190	6,434	1,149	6,113	-
1.3%	1,018	166	325	2,432	889	220	160	-
1.35%	2,425	1,194	4,649	13,890	8,917	3,502	6,181	-
1.4%	8,552	4,540	3,568	34,770	20,691	3,509	24,467	-
1.45%	2,630	1,172	171	8,531	4,571	861	7,347	-
1.5%	3,340	1,015	188	5,722	5,466	358	11,229	-
1.55%	4,457	2,045	2,930	27,421	13,472	1,784	11,881	-
1.6%	2,815	952	773	17,814	6,951	1,411	10,224	433
1.65%	766	482	756	3,816	2,692	385	4,945	-
1.7%	851	20	-	253	445	181	1,262	-
1.75%	37	48	-	599	61	-	567	2,508
1.8%	763	5,380	239	4,322	3,710	53	2,143	-
1.85%	1,149	284	10	3,930	3,793	168	1,794	-
1.9%	4	22	-	-	11	-	8	-
1.95%	69	184	105	279	304	-	817	-
2%	340	43	-	1,098	638	-	763	-
2.05%	1	-	-	1	1	1	1	-
2.1%	-	-	-	109	55	-	77	-
2.15%	-	-	-	103	-	-	113	-
2.2%	-	-	-	-	-	-	-	-
2.25%	1,011	1,413	290	192	1,244	78	1,244	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$182,574	$147,500	$89,567	$781,294	$516,077	$62,970	$480,962	$3,294

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WFVSCG	HVIE	MIGSC	FHISR	FO2R	FOSR	BBGI	ACVI3

0.95%	$18,579	$53	$-	$33,476	$-	$22,781	$368	$40
1%	7,009	-	-	8,114	-	6,266	-	-
1.05%	3,098	-	-	1,883	-	1,845	-	-
1.1%	7,179	7	-	7,406	-	9,697	212	-
1.15%	8,907	18	-	4,549	-	4,481	411	-
1.2%	26,399	39	-	103,232	-	17,432	-	-
1.25%	2,322	-	545	1,781	-	2,748	-	-
1.3%	886	-	-	5,453	-	2,452	575	-
1.35%	5,510	-	-	5,979	-	2,855	48	-
1.4%	2,388	-	-	2,436	-	5,952	94	-
1.45%	88	-	-	741	-	317	-	-
1.5%	283	-	-	623	1,649	434	-	-
1.55%	343	-	-	97	-	694	8	-
1.6%	2,131	-	-	720	1,660	509	-	3
1.65%	5,479	-	-	729	2,675	918	-	-
1.7%	38	-	-	144	-	42	-	-
1.75%	4	-	-	79	412	758	-	665
1.8%	207	-	-	384	148	576	-	-
1.85%	101	-	-	65	-	201	-	-
1.9%	133	-	-	-	155	-	-	-
1.95%	-	-	-	-	2,603	9	-	-
2%	101	-	-	5	482	14	-	-
2.05%	122	-	-	-	584	143	-	-
2.1%	-	-	-	-	716	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	107	929	188	-	-
2.25%	-	-	12	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	238	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	178	-	-	-

	$91,307	$117	$557	$178,003	$12,429	$81,312	$1,716	$708

	AMFAS

0.95%	$4,014
1%	851
1.05%	616
1.1%	1,132
1.15%	474
1.2%	1,934
1.25%	743
1.3%	221
1.35%	1,238
1.4%	506
1.45%	-
1.5%	840
1.55%	98
1.6%	1,145
1.65%	876
1.7%	-
1.75%	565
1.8%	48
1.85%	-
1.9%	1,808
1.95%	503
2%	134
2.05%	222
2.1%	2
2.15%	668
2.2%	164
2.25%	-
2.35%	-
2.4%	-
2.45%	-
2.5%	-
2.6%	45

	$18,847

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $19,389,118 and $23,919,648, respectively, and total transfers from the Account to the fixed account were $64,773,427 and $69,196,597, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $5,001,687 and $3,231,775 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$5,058,375,934	$-	$-	$5,058,375,934

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$43,535	$148,389
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	361,010	173,750
BlackRock Total Return V.I. Fund - Class III (BRVTR3)	769,711	313,853
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	215,748	12,718
Global Allocation V.I. Fund - Class III (MLVGA3)	5,289,176	7,806,831
VIP Small Cap Value Series: Service Class (DWVSVS)	1,057,237	707,663
Stock Index Fund, Inc. - Initial Shares (DSIF)	20,390,612	42,345,414
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	6,346,323	5,776,609
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)	11,386	17,598
Floating-Rate Income Fund (ETVFR)	3,564,278	8,320,307
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	141,539	166,076
VA Situs Fund (HVSIT)	219,666	280,105
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	53,507	14,878
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	861,849	553,881
Mid Cap Value Portfolio: Class 1 (JPMMV1)	3,363,736	3,524,061
Balanced Portfolio: Service Shares (JABS)	4,430	7,540
Flexible Bond Portfolio: Service Shares (JAFBS)	1,070,056	167,733
Forty Portfolio: Service Shares (JACAS)	23,008,762	12,755,084
Global Technology Portfolio: Service Shares (JAGTS)	7,004,365	5,206,320
Overseas Portfolio: Service Shares (JAIGS)	2,624,883	9,129,356
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	991,115	651,375
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	196,980	15,113
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)	134,057	233,124
New Discovery Series - Service Class (MNDSC)	775,659	1,053,680
Value Series - Service Class (MVFSC)	5,363,889	6,605,316
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	6,655,594	3,764,838
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)	82,734	1,086
Core Plus Fixed Income Portfolio - Class I (MSVFI)	2,324,449	2,162,657
Core Plus Fixed Income Portfolio - Class II (MSVF2)	78,246	321,734
Emerging Markets Debt Portfolio - Class I (MSEM)	376,079	843,584
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	8,314	2,947
U.S. Real Estate Portfolio - Class I (MSVRE)	19,251	94,366
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	571,619	78,754
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	120,682	22,110
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	20,088,378	19,026,189
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	410,230	416,861
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	8,915,392	8,340,295
American Funds NVIT Bond Fund - Class II (GVABD2)	2,035,480	2,498,113
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	4,905,615	4,052,769
American Funds NVIT Growth Fund - Class II (GVAGR2)	3,373,337	9,917,163
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	4,195,077	3,418,971
Federated NVIT High Income Bond Fund - Class I (HIBF)	13,649,926	14,437,724
NVIT Emerging Markets Fund - Class I (GEM)	852,177	4,338,831
NVIT Emerging Markets Fund - Class II (GEM2)	84,266	66,540
NVIT International Equity Fund - Class I (GIG)	1,839,490	3,385,476
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	43,547	28,522
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	6,545,154	9,664,482
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,232,443	946,223
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	794,215	712,455
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	1,927,172	2,203,973
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,391,084	789,311

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Cardinal Conservative Fund - Class II (NVCCN2)	$1,510,940	$1,658,096
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,652,357	3,520,902
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	1,621,212	2,098,333
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	687,136	1,140,891
NVIT Core Bond Fund - Class I (NVCBD1)	1,250,688	1,906,122
NVIT Core Bond Fund - Class II (NVCBD2)	47,175	30,750
NVIT Core Plus Bond Fund - Class II (NVLCP2)	870,538	1,392,760
NVIT Nationwide Fund - Class I (TRF)	2,271,271	16,131,507
NVIT Nationwide Fund - Class II (TRF2)	27,815	29,324
NVIT Government Bond Fund - Class I (GBF)	14,513,666	28,685,095
NVIT Government Bond Fund - Class II (GBF2)	43,689	762,317
American Century NVIT Growth Fund - Class I (CAF)	4,633,393	7,700,766
NVIT International Index Fund - Class VIII (GVIX8)	1,821,807	1,954,756
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,347,215	8,529,908
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,642,897	765,844
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	329,640	368,247
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	5,556,229	5,935,021
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	12,346,728	27,112,292
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,651,332	15,000,122
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	4,353,424	8,976,226
NVIT Mid Cap Index Fund - Class I (MCIF)	9,690,037	14,498,707
NVIT Money Market Fund - Class I (SAM)	88,889,095	103,243,756
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	2,927,927	6,011,168
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	614,828	1,689,029
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	28,245	67,188
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	4,466,833	7,387,383
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	29,968	58,550
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,636,101	2,321,290
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	359,260	524,118
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	13,468,195	14,305,791
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	1,286,960	1,356,333
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	8,938,917	10,234,292
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	6,835,650	5,641,024
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	95,853	83,176
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	11,278,844	14,467,728
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	133,344	31,687
NVIT Multi-Manager Small Company Fund - Class I (SCF)	9,846,152	13,809,075
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	147,006	456,767
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,875,815	7,977,316
NVIT Short Term Bond Fund - Class II (NVSTB2)	3,678,339	2,656,858
NVIT Large Cap Growth Fund - Class I (NVOLG1)	59,193,820	54,856,657
NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,564,903	1,780,006
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,442,076	1,064,324
Invesco NVIT Comstock Value Fund - Class I (EIF)	1,473,349	5,934,880
NVIT Real Estate Fund - Class I (NVRE1)	18,053,701	16,786,765
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	84,632	1,569
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	103,520	69,376
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	22,794	2,782
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	80,541	9,279
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	28,811	45,010
NVIT Small Cap Index Fund Class II (NVSIX2)	1,041,528	677,228
NVIT S&P 500 Index Fund Class II (GVEX2)	5,378,120	2,450,440
VPS Growth and Income Portfolio - Class B (ALVGIB)	68,848	228,516
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	109,834	457,705
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	1,514,297	1,207,736
VP Income & Growth Fund - Class I (ACVIG)	7,386,942	9,143,917
VP Income & Growth Fund - Class II (ACVIG2)	103,557	98,264
VP Inflation Protection Fund - Class II (ACVIP2)	1,128,146	6,986,350
VP International Fund - Class I (ACVI)	134,366	193,571
VP Mid Cap Value Fund - Class I (ACVMV1)	2,420,442	5,051,393
VP Mid Cap Value Fund - Class II (ACVMV2)	37,985	57,809
VP Ultra(R) Fund - Class I (ACVU1)	2,064	370
VP Value Fund - Class I (ACVV)	178,946	323,625
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	1,396,415	508,855
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,940,131	5,125,399
Appreciation Portfolio - Initial Shares (DCAP)	4,076,321	9,300,415
Appreciation Portfolio - Service Shares (DCAPS)	88,280	155,534
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	15,932	509
International Value Portfolio - Initial Shares (DVIV)	120	3,670
Managed Tail Risk Fund II: Service Shares (FCA2S)	5,567	6,913
High Income Bond Fund II - Service Shares (FHIBS)	162,299	253,501
Quality Bond Fund II - Primary Shares (FQB)	3,961,216	12,079,437
Quality Bond Fund II - Service Shares (FQBS)	324,752	659,144
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	4,991	91,482
VIP Contrafund(R) Portfolio - Service Class (FCS)	1,592,449	1,613,296
VIP Energy Portfolio - Service Class 2 (FNRS2)	2,688,233	3,658,563
VIP Equity-Income Portfolio - Service Class (FEIS)	27,003,216	29,432,376
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	580,045	698,641
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	803,049	2,111,954
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	1,525	10,581
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,067,283	2,724,400
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	3,581	14,179
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,621,699	2,531,175
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	9,078	40,949
VIP Growth Opportunities Portfolio - Service Class (FGOS)	173,058	107,128
VIP Growth Portfolio - Service Class (FGS)	14,239,705	24,982,240

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VIP Growth Portfolio - Service Class 2 (FG2)	$209,536	$396,628
VIP High Income Portfolio - Service Class (FHIS)	64,125,538	43,097,336
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	3,498,100	7,587,929
VIP Mid Cap Portfolio - Service Class (FMCS)	5,245,949	6,921,313
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	938,135	1,226,712
VIP Overseas Portfolio - Service Class (FOS)	24,234,333	3,890,003
VIP Overseas Portfolio - Service Class 2 (FO2)	2,169,831	428,147
VIP Value Strategies Portfolio - Service Class (FVSS)	311,959	2,337,527
Franklin Income Securities Fund - Class 2 (FTVIS2)	4,528,827	17,985,402
Rising Dividends Securities Fund - Class 2 (FTVRD2)	96,365	112,002
Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,931,077	2,511,825
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,014,082	883,346
Templeton Foreign Securities Fund - Class 2 (TIF2)	929,195	2,443,463
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	4,305,871	7,557,473
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	650,864	1,344,830
Short Duration Bond Portfolio - I Class Shares (AMTB)	5,869,199	7,757,251
Guardian Portfolio - I Class Shares (AMGP)	56,408	28,849
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	53,968	35,954
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	1,316,339	55,371
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	9,259	2,358
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,213,720	2,377,014
International Growth Fund/VA - Service Shares (OVIGS)	1,024,169	774,726
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	959,306	301,669
Global Securities Fund/VA - Non-Service Shares (OVGS)	11,111,079	16,068,735
Global Securities Fund/VA - Service Class (OVGSS)	98,546	109,377
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	15,336,588	14,724,294
Main Street Fund(R)/VA - Service Class (OVGIS)	355,809	831,345
Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	3,110,595	3,096,676
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	28,571	18,673
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	6,925,795	8,787,241
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,491,990	1,578,591
Global Strategic Income Fund/VA: Service Shares (OVSBS)	160,570	704,361
All Asset Portfolio - Advisor Class (PMVAAD)	481,493	1,013,793
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,139,257	2,707,227
Low Duration Portfolio - Advisor Class (PMVLAD)	12,111,794	7,311,835
Total Return Portfolio - Advisor Class (PMVTRD)	5,359,745	5,387,819
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	387,574	153,936
VT Growth & Income Fund: Class IB (PVGIB)	432	1,385
VI American Franchise Fund - Series II Shares (ACEG2)	773,748	844,411
VI Comstock Fund - Series II Shares (ACC2)	374,926	1,428,618
VI American Franchise Fund - Series I Shares (ACEG)	742	5,865
VI Core Equity Fund - Series I Shares (AVGI)	1,508	16,463
VI Core Equity Fund - Series II Shares (AVCE2)	65,527	42,717
VI Equity and Income Fund - Series I Shares (IVKEI1)	28,855	105,898
Diversified Stock Fund Class A Shares (VYDS)	374,692	474,764
Variable Fund - Multi-Hedge Strategies (RVARS)	948,164	322,859
Series N (Managed Asset Allocation Series) (SBLN)	90,432	125,493
Health Sciences Portfolio - II (TRHS2)	17,799,226	16,451,496
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	1,636,043	1,290,201
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	2,479,791	4,982,040
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	49,613	2,571,171
Variable Insurance Portfolios - Asset Strategy (WRASP)	23,928,006	27,533,586
Variable Insurance Portfolios - Balanced (WRBP)	9,681,403	7,104,557
Variable Insurance Portfolios - Bond (WRBDP)	3,199,538	11,520,848
Variable Insurance Portfolios - Core Equity (WRCEP)	19,005,669	16,799,684
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	2,448,727	3,202,288
Variable Insurance Portfolios - Energy (WRENG)	734,909	1,460,061
Variable Insurance Portfolios - Global Bond (WRGBP)	559,700	1,403,850
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	501,802	2,061,069
Variable Insurance Portfolios - Growth (WRGP)	14,479,089	14,662,399
Variable Insurance Portfolios - High Income (WRHIP)	10,473,777	19,943,768
Variable Insurance Portfolios - International Growth (WRIP)	2,268,014	3,418,356
Variable Insurance Portfolios - International Core Equity (WRI2P)	2,912,720	1,963,130
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	1,105,369	1,152,350
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	785,918	1,108,419
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	3,610,398	3,112,152
Variable Insurance Portfolios - Money Market (WRMMP)	9,843,697	11,815,245
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	2,369,878	2,486,745
Variable Insurance Portfolios - Science and Technology (WRSTP)	6,590,197	11,034,036
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	7,947,035	6,876,029
Variable Insurance Portfolios - Small Cap Value (WRSCV)	744,466	1,249,687
Variable Insurance Portfolios - Value (WRVP)	6,481,514	7,741,116
Advantage VT Opportunity Fund - Class 2 (SVOF)	24,165	12,364
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	3,452,041	3,623,631
VA International Equity Fund (obsolete) (HVIE)	10,390	89,211
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)	17,833	190,200
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)	27,717,418	55,948,789
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)	70,741	2,304,719
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	357,991	24,064,822
Variable Insurance Funds - Equity Income VIF (obsolete) (BBGI)	3,501	505,604
VP International Fund - Class III (obsolete) (ACVI3)	253	78,494
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)	1,172,630	2,472,409
Guggenheim VIF World Equity Income (SBLD)	14,139	66,866
Guggenheim VIF StylePlus Mid Growth - Series J (SBLJ)	49,901	31,598

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Guggenheim VIF All Cap Value - Series O (SBLO)	$42,590	$156,805
Guggenheim VIF High Yield - Series P (SBLP)	72,608	56,204
Guggenheim VIF Mid Cap Value - Series V (SBLV)	489,265	390,948
Guggenheim VIF StylePlus Small Growth - Series X (SBLX)	60,797	96,530
Guggenheim VIF StylePlus Large Growth - Series Y (SBLY)	223,927	10,598
Guggenheim VIF Small Cap Value - Series Q (SBLQ)	181,586	223,591
Invesco V.I. Global Real Estate Fund - Series I (IVRE)	38,336	81,840
Invesco V.I. Global Health Care - Series I (IVHS)	163,667	142,199
PIMCO VIT Real Return Portfolio - Admin (PMVRRA)	176,721	132,263
PIMCO VIT Total Return Portfolio - Admin (PMVTRA)	230,801	285,073
Royce Capital Micro-Cap Inv (ROCMC)	39,989	114,097

Total	$931,800,399	$1,175,642,146

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2015	0.95%	to	1.35%	41,294	$11.39	to	$11.22	$465,770	0.68%	-2.24%	to	-2.63%
2014	0.95%	to	1.35%	51,236	11.65	to	11.52	592,854	0.38%	3.22%	to	2.80%
2013	0.95%	to	1.35%	35,956	11.28	to	11.21	403,981	0.42%	10.87%	to	10.42%
2012	0.95%	to	1.25%	2,307	10.18	to	10.16	23,439	0.10%	1.78%	to	1.58%	****
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2015	0.95%	to	1.55%	18,756	9.24	to	9.20	173,127	2.91%	-7.58%	to	-7.95%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2015	0.95%	to	1.25%	45,761	9.82	to	9.80	448,770	0.66%	-1.81%	to	-2.01%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2015	0.95%	to	1.25%	19,486	9.79	to	9.77	190,521	1.15%	-2.09%	to	-2.29%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.95%	to	2.20%	2,343,231	15.35	to	14.10	35,468,870	1.01%	-1.94%	to	-3.18%
2014	0.95%	to	2.20%	2,646,248	15.65	to	14.56	40,919,274	2.12%	0.96%	to	-0.31%
2013	0.95%	to	2.20%	2,928,689	15.50	to	14.61	44,950,725	1.11%	13.33%	to	11.90%
2012	0.95%	to	2.20%	2,743,720	13.68	to	13.05	37,242,186	1.47%	8.92%	to	7.54%
2011	0.95%	to	2.20%	2,904,957	12.56	to	12.14	36,272,862	2.51%	-4.55%	to	-5.76%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.95%	to	1.75%	170,717	11.89	to	11.63	2,018,210	0.47%	-7.35%	to	-8.10%
2014	0.95%	to	2.20%	159,355	12.83	to	12.56	2,036,318	0.23%	4.62%	to	3.29%
2013	0.95%	to	1.75%	40,006	12.26	to	12.20	489,913	0.00%	22.64%	to	21.97%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.95%	to	2.25%	12,769,592	24.52	to	12.90	295,611,124	1.81%	0.15%	to	-1.17%
2014	0.95%	to	2.20%	14,157,172	24.48	to	13.87	328,171,439	1.74%	12.35%	to	10.93%
2013	0.95%	to	2.25%	15,756,466	21.79	to	11.78	325,787,636	1.83%	30.77%	to	29.06%
2012	0.95%	to	2.25%	18,017,028	16.66	to	9.13	285,760,237	2.02%	14.64%	to	13.13%
2011	0.95%	to	2.25%	21,028,413	14.54	to	8.07	291,539,265	1.79%	0.91%	to	-0.41%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.95%	to	2.20%	2,024,544	19.33	to	11.11	37,788,025	1.06%	-4.11%	to	-5.32%
2014	0.95%	to	2.20%	2,276,820	20.16	to	11.74	44,404,027	1.06%	12.37%	to	10.96%
2013	0.95%	to	2.05%	2,492,466	17.94	to	10.82	43,320,669	1.27%	33.07%	to	31.59%
2012	0.95%	to	2.05%	2,809,210	13.48	to	8.22	36,750,060	0.84%	10.91%	to	9.67%
2011	0.95%	to	2.05%	3,319,842	12.16	to	7.50	39,202,256	0.90%	-0.06%	to	-1.16%
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
2015	1.50%	to	2.60%	4,042	16.42	to	14.08	63,970	0.89%	-4.86%	to	-5.93%
2014	1.50%	to	2.60%	4,991	17.26	to	14.97	83,782	0.95%	11.43%	to	10.19%
2013	1.50%	to	2.60%	5,273	15.48	to	13.58	79,374	1.08%	31.99%	to	30.51%
2012	1.50%	to	2.60%	5,926	11.73	to	10.41	67,889	0.54%	10.02%	to	8.79%
2011	1.50%	to	2.60%	7,281	10.66	to	9.57	75,087	0.69%	-0.86%	to	-1.96%
Floating-Rate Income Fund (ETVFR)
2015	0.95%	to	1.65%	330,934	9.74	to	9.63	3,210,336	3.17%	-1.93%	to	-2.63%
2014	0.95%	to	1.40%	812,642	9.94	to	9.91	8,066,420	1.92%	-0.64%	to	-1.21%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.95%	to	1.35%	17,128	11.07	to	10.91	188,635	0.07%	-6.71%	to	-7.09%
2014	0.95%	to	1.35%	19,341	11.87	to	11.74	228,557	0.04%	2.96%	to	2.54%
2013	0.95%	to	1.35%	16,917	11.53	to	11.45	194,340	0.06%	12.49%	to	12.03%
2012	0.95%	to	1.35%	212	10.25	to	10.22	2,167	0.00%	2.47%	to	2.19%	****
VA Situs Fund (HVSIT)
2015	0.95%	to	1.75%	26,358	15.69	to	15.05	412,410	0.61%	-8.05%	to	-8.79%
2014	0.95%	to	1.75%	35,280	17.07	to	16.50	599,234	0.57%	-2.99%	to	-3.78%
2013	0.95%	to	1.75%	71,516	17.60	to	17.15	1,253,758	0.30%	30.67%	to	29.61%
2012	0.95%	to	1.60%	49,252	13.47	to	13.28	660,955	0.00%	21.46%	to	20.66%
2011	0.95%	to	1.60%	35,238	11.09	to	11.00	390,053	0.02%	-1.85%	to	-2.49%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2015	0.95%	to	1.75%	27,780	12.43	to	12.06	342,907	0.11%	-5.19%	to	-5.96%
2014	0.95%	to	1.75%	27,245	13.11	to	12.83	355,494	0.00%	3.18%	to	2.35%
2013	0.95%	to	1.75%	27,191	12.70	to	12.53	344,396	0.69%	27.24%	to	26.22%
2012	0.95%	to	1.20%	1,240	9.98	to	9.97	12,360	0.00%	-0.18%	to	-0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2015	0.95%	to	2.45%	94,924	14.10	to	13.33	1,326,271	0.00%	0.08%	to	-1.43%
2014	0.95%	to	2.45%	83,158	14.09	to	13.53	1,163,228	0.00%	6.67%	to	5.05%
2013	0.95%	to	2.20%	98,422	13.21	to	12.93	1,293,616	0.24%	35.31%	to	33.60%
2012	0.95%	to	2.20%	116,100	9.76	to	9.68	1,131,369	0.00%	-2.36%	to	-3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	0.95%	to	2.20%	746,110	25.58	to	22.06	18,730,612	1.00%	-3.58%	to	-4.80%
2014	0.95%	to	2.20%	812,154	26.53	to	23.17	21,157,794	0.79%	14.01%	to	12.58%
2013	0.95%	to	2.20%	870,361	23.27	to	20.58	19,889,406	1.04%	31.04%	to	29.39%
2012	0.95%	to	2.20%	865,697	17.76	to	15.91	15,095,036	1.01%	19.23%	to	17.72%
2011	0.95%	to	2.20%	724,335	14.89	to	13.51	10,633,454	1.29%	1.19%	to	-0.08%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Balanced Portfolio: Service Shares (JABS)
2014			1.25%	3,847			$21.66	$83,322	1.51%			6.89%
2013			1.25%	4,117			20.26	83,415	2.06%			18.31%
2012			1.25%	4,547			17.13	77,878	2.53%			11.95%
2011			1.25%	4,875			15.23	74,580	2.33%			0.09%
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	0.95%	to	1.60%	90,278	9.81	to	9.77	884,629	1.78%	-1.91%	to	-2.34%	****
Forty Portfolio: Service Shares (JACAS)
2015	0.95%	to	2.20%	5,373,132	17.55	to	14.34	91,814,219	1.21%	10.87%	to	9.47%
2014	0.95%	to	2.25%	5,834,092	22.91	to	13.00	90,055,321	0.03%	7.44%	to	6.03%
2013	0.95%	to	2.25%	6,674,039	14.73	to	12.26	96,052,947	0.59%	29.64%	to	27.94%
2012	0.95%	to	2.25%	8,117,046	16.58	to	9.58	90,254,217	0.56%	22.68%	to	21.07%
2011	0.95%	to	2.25%	9,423,318	9.26	to	7.91	85,603,175	0.24%	-7.86%	to	-9.03%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.95%	to	2.20%	3,468,814	8.32	to	6.80	28,142,322	0.78%	3.61%	to	2.34%
2014	0.95%	to	2.20%	3,717,902	8.03	to	6.64	29,175,387	0.00%	8.31%	to	6.94%
2013	0.95%	to	2.20%	4,420,916	7.41	to	6.21	32,082,981	0.00%	34.10%	to	32.41%
2012	0.95%	to	2.20%	5,219,721	5.53	to	4.69	28,306,341	0.00%	18.01%	to	16.52%
2011	0.95%	to	2.20%	3,262,667	4.68	to	4.03	15,067,549	0.00%	-9.62%	to	-10.66%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.95%	to	2.20%	4,364,194	11.99	to	9.79	50,989,446	0.50%	-9.67%	to	-10.81%
2014	0.95%	to	2.20%	4,980,693	13.27	to	10.98	64,553,443	5.74%	-12.93%	to	-14.04%
2013	0.95%	to	2.20%	5,797,336	15.24	to	12.77	86,421,163	3.05%	13.20%	to	11.77%
2012	0.95%	to	2.20%	7,024,388	13.46	to	11.42	92,636,043	0.75%	12.10%	to	10.68%
2011	0.95%	to	2.20%	3,758,384	12.01	to	10.32	44,427,214	0.37%	-32.98%	to	-33.83%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2015	0.95%	to	1.40%	158,404	7.50	to	7.45	1,187,066	1.24%	-20.82%	to	-21.18%
2014	0.95%	to	1.55%	119,098	9.48	to	9.44	1,127,190	3.07%	-5.24%	to	-5.63%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	1.25%	to	2.25%	9,428	19.92	to	17.73	187,482	0.28%	9.72%	to	8.61%
2013	1.25%	to	2.25%	10,895	18.15	to	16.32	197,500	0.42%	28.43%	to	27.13%
2012	1.25%	to	2.25%	12,260	14.13	to	12.84	173,051	0.23%	15.22%	to	14.05%
2011	1.25%	to	2.25%	13,950	12.27	to	11.26	170,920	0.26%	-1.88%	to	-0.88%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)
2015	1.50%	to	2.60%	64,299	15.76	to	13.52	966,597	0.00%	2.87%	to	1.72%
2014	1.50%	to	2.60%	76,594	15.32	to	13.29	1,122,629	0.00%	6.93%	to	5.74%
2013	1.50%	to	2.60%	91,207	14.33	to	12.57	1,255,615	0.00%	35.16%	to	33.65%
2012	1.50%	to	2.60%	110,539	10.60	to	9.40	1,128,495	0.00%	14.67%	to	13.39%
2011	1.50%	to	2.60%	135,789	9.24	to	8.29	1,214,048	0.00%	-7.57%	to	-8.60%
New Discovery Series - Service Class (MNDSC)
2015	0.95%	to	2.45%	115,987	12.74	to	17.11	1,617,222	0.00%	-3.08%	to	-4.54%
2014	0.95%	to	2.45%	137,537	13.14	to	17.93	1,994,989	0.00%	-8.37%	to	-9.76%
2013	0.95%	to	2.45%	254,247	14.34	to	19.87	3,970,427	0.00%	39.88%	to	37.76%
2012	0.95%	to	2.20%	102,754	10.25	to	14.82	1,380,983	0.00%	2.52%	to	18.23%	****
2011	1.50%	to	2.60%	58,141	13.43	to	12.05	750,462	0.00%	-11.83%	to	-12.82%
Value Series - Service Class (MVFSC)
2015	0.95%	to	2.60%	1,981,083	17.12	to	18.12	34,071,884	2.07%	-1.88%	to	-3.51%
2014	0.95%	to	2.60%	2,197,403	17.45	to	18.78	38,562,182	1.32%	9.16%	to	7.34%
2013	0.95%	to	2.60%	2,507,162	15.99	to	17.49	40,457,138	1.00%	34.31%	to	32.07%
2012	0.95%	to	2.60%	2,700,096	11.90	to	13.25	32,507,119	1.44%	14.78%	to	12.86%
2011	0.95%	to	2.60%	2,989,414	10.37	to	11.74	31,521,123	1.26%	-1.41%	to	-3.05%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.95%	to	2.60%	1,208,379	16.05	to	14.60	19,199,545	1.76%	5.31%	to	3.56%
2014	0.95%	to	2.60%	1,049,003	15.24	to	14.10	15,833,143	1.83%	0.17%	to	-1.50%
2013	0.95%	to	2.60%	907,244	15.22	to	14.31	13,708,791	1.42%	26.42%	to	24.32%
2012	0.95%	to	2.60%	627,398	12.04	to	11.51	7,513,001	1.42%	14.83%	to	12.91%
2011	0.95%	to	2.60%	491,546	10.48	to	10.19	5,136,625	0.94%	-2.71%	to	-4.33%
UIF, Inc. - Global Infrastructure Portfolio-Class II (MSGI2)
2015	0.95%	to	1.20%	8,845	8.25	to	8.23	72,897	1.36%	-17.55%	to	-17.69%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.95%	to	2.20%	336,605	13.15	to	11.63	4,277,688	3.14%	-1.59%	to	-2.84%
2014	0.95%	to	2.20%	330,800	13.37	to	11.97	4,304,578	3.70%	6.83%	to	5.48%
2013	0.95%	to	1.85%	163,990	12.51	to	11.67	2,009,490	3.80%	-1.26%	to	-2.16%
2012	0.95%	to	1.95%	207,420	12.67	to	11.84	2,585,027	4.70%	8.40%	to	7.30%
2011	0.95%	to	1.95%	274,506	11.69	to	11.04	3,167,075	3.46%	4.65%	to	3.59%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2015	1.50%	to	2.60%	41,530	12.70	to	11.02	497,794	3.50%	-2.32%	to	-3.41%
2014	1.50%	to	2.60%	61,442	13	to	11.41	764,445	2.81%	5.95%	to	4.77%
2013	1.50%	to	2.60%	58,862	12.27	to	10.89	693,444	3.46%	-2.07%	to	-3.17%
2012	1.50%	to	2.60%	59,721	12.53	to	11.24	721,725	4.41%	7.55%	to	6.35%
2011	1.50%	to	2.60%	62,432	11.65	to	10.57	704,601	3.47%	3.83%	to	2.67%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.95%	to	2.15%	159,150	$28.95	to	$28.09	$5,415,071	5.29%	-2.06%	to	-3.24%
2014	0.95%	to	2.15%	180,466	29.56	to	29.03	6,240,026	5.39%	1.95%	to	0.71%
2013	0.95%	to	2.15%	213,062	28.99	to	28.83	7,231,044	4.01%	-9.62%	to	-10.71%
2012	0.95%	to	2.15%	259,118	32.08	to	32.29	9,825,853	2.85%	16.84%	to	15.42%
2011	0.95%	to	2.15%	306,681	27.45	to	27.97	9,974,415	3.54%	6.02%	to	4.74%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio-Class I (MSVMG)
2015	1.60%	to	1.75%	3,622	13.19	to	12.88	46,737	0.00%	-7.40%	to	-7.54%
2014	1.60%	to	1.75%	3,677	14.25	to	13.93	51,298	0.00%	0.34%	to	0.18%
2013	1.60%	to	1.75%	3,737	14.20	to	13.91	52,021	0.37%	35.29%	to	35.08%
2012	1.60%	to	1.75%	4,783	10.50	to	10.30	49,287	0.00%	6.95%	to	6.78%
2011	1.60%	to	1.75%	4,859	9.82	to	9.64	46,886	0.28%	-8.60%	to	-8.74%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	1.60%	to	1.75%	21,115			47.83	951,516	1.36%			0.79%
2014	1.60%	to	1.75%	22,531	45.81	to	40.8	1,010,087	1.47%	27.65%	to	27.45%
2013	1.60%	to	1.75%	24,549	35.89	to	32.01	855,806	1.19%	0.42%	to	0.27%
2012	1.60%	to	1.75%	27,707	35.74	to	31.93	953,958	0.86%	13.98%	to	13.80%
2011	1.60%	to	1.75%	29,336	31.36	to	28.06	884,976	0.83%	4.23%	to	4.07%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2015	0.95%	to	1.40%	50,838	10.08	to	10.01	511,378	4.49%	-0.81%	to	-1.26%
2014	0.95%	to	1.55%	8,825	10.16	to	10.13	89,574	2.10%	1.58%	to	1.29%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2015	0.95%	to	1.40%	18,423	9.64	to	9.58	177,523	2.32%	-3.18%	to	-3.62%
2014	0.95%	to	1.00%	8,915	9.96	to	9.96	88,798	1.67%	-0.39%	to	-0.41%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.95%	to	2.20%	5,407,882	22.05	to	20.26	117,824,510	2.34%	-5.18%	to	-6.38%
2014	0.95%	to	2.25%	6,143,389	23.25	to	21.58	141,441,257	1.96%	12.04%	to	10.57%
2013	0.95%	to	2.25%	7,014,850	20.75	to	19.51	144,368,536	1.82%	30.65%	to	28.93%
2012	0.95%	to	2.25%	8,204,277	15.89	to	15.14	129,473,465	0.94%	13.57%	to	12.08%
2011	0.95%	to	2.25%	9,880,961	13.99	to	13.50	137,560,150	1.55%	-0.31%	to	-1.61%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2015	1.50%	to	2.60%	99,337	20.99	to	19.47	2,035,516	2.16%	-5.88%	to	-6.93%
2014	1.50%	to	2.60%	112,628	22.30	to	20.92	2,461,761	1.77%	11.25%	to	10.01%
2013	1.50%	to	2.60%	135,281	20.04	to	19.02	2,665,192	1.63%	29.70%	to	28.25%
2012	1.50%	to	2.60%	159,591	15.45	to	14.83	2,435,163	0.77%	12.73%	to	11.46%
2011	1.50%	to	2.60%	202,068	13.71	to	13.30	2,747,398	1.38%	-1.02%	to	-2.12%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.95%	to	2.20%	3,137,242	15.14	to	13.39	46,561,740	1.41%	0.02%	to	-1.24%
2014	0.95%	to	2.20%	3,245,900	15.14	to	13.56	48,304,290	0.95%	3.99%	to	2.68%
2013	0.95%	to	2.20%	3,225,592	14.56	to	13.21	46,246,667	1.35%	22.11%	to	20.57%
2012	0.95%	to	2.20%	2,681,096	11.92	to	10.95	31,513,005	1.27%	14.61%	to	13.17%
2011	0.95%	to	2.20%	2,662,323	10.40	to	9.68	27,380,159	1.39%	-0.03%	to	-1.29%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.95%	to	1.85%	1,120,166	12.01	to	10.99	13,235,992	1.33%	-1.18%	to	-2.08%
2014	0.95%	to	1.85%	1,158,387	12.15	to	11.23	13,871,458	1.21%	3.98%	to	3.04%
2013	0.95%	to	1.85%	1,315,739	11.68	to	10.89	15,176,840	1.59%	-3.50%	to	-4.38%
2012	0.95%	to	1.90%	1,768,019	12.11	to	11.35	21,163,670	2.18%	3.97%	to	2.97%
2011	0.95%	to	2.00%	2,054,466	11.65	to	10.96	23,692,513	2.32%	4.72%	to	3.62%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.95%	to	1.95%	1,305,662	16.90	to	15.32	21,645,512	0.66%	5.53%	to	4.47%
2014	0.95%	to	1.95%	1,373,880	16.01	to	14.66	21,632,871	0.69%	0.87%	to	-0.15%
2013	0.95%	to	1.95%	1,583,720	15.87	to	14.69	24,775,951	0.38%	27.42%	to	26.13%
2012	0.95%	to	2.20%	1,659,885	12.46	to	11.45	20,435,727	0.84%	20.92%	to	19.40%
2011	0.95%	to	2.20%	1,877,500	10.30	to	9.59	19,135,209	0.98%	-10.17%	to	-11.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.95%	to	2.05%	2,077,908	16.14	to	14.49	32,968,172	0.71%	5.42%	to	4.25%
2014	0.95%	to	2.05%	2,547,233	15.31	to	13.9	38,381,085	0.45%	7.04%	to	5.85%
2013	0.95%	to	2.05%	3,111,350	14.31	to	13.13	43,904,661	0.32%	28.38%	to	26.95%
2012	0.95%	to	2.05%	3,321,520	11.14	to	10.34	36,582,883	0.22%	16.28%	to	14.99%
2011	0.95%	to	2.05%	3,807,910	9.58	to	8.99	36,141,690	0.27%	-5.59%	to	-6.64%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.95%	to	2.20%	1,476,294	13.87	to	12.42	20,196,414	0.85%	0.13%	to	-1.14%
2014	0.95%	to	2.20%	1,516,576	13.85	to	12.57	20,751,976	0.81%	9.18%	to	7.80%
2013	0.95%	to	2.20%	1,473,478	12.69	to	11.66	18,495,773	1.07%	31.71%	to	30.04%
2012	0.95%	to	2.20%	1,267,595	9.63	to	8.96	12,103,085	1.03%	15.95%	to	14.48%
2011	0.95%	to	2.20%	1,374,546	8.31	to	7.83	11,339,347	0.99%	-3.16%	to	-4.38%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.95%	to	2.20%	1,719,022	22.04	to	15.86	36,301,313	5.11%	-3.53%	to	-4.75%
2014	0.95%	to	2.20%	1,849,112	22.84	to	16.65	40,536,442	5.53%	1.58%	to	0.29%
2013	0.95%	to	2.20%	1,046,197	22.49	to	16.60	22,597,680	6.10%	6.06%	to	4.72%
2012	0.95%	to	2.20%	1,281,408	21.21	to	15.85	26,114,165	7.81%	13.47%	to	12.03%
2011	0.95%	to	2.20%	1,499,037	18.69	to	14.15	26,996,076	8.19%	2.83%	to	1.54%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.95%	to	2.05%	748,860	$18.60	to	$15.69	$13,564,897	0.79%	-16.79%	to	-17.72%
2014	0.95%	to	2.05%	911,864	22.35	to	19.06	19,862,295	1.25%	-6.40%	to	-7.44%
2013	0.95%	to	2.05%	38,605	23.88	to	20.60	906,322	1.15%	-0.21%	to	-1.32%
2012	0.95%	to	2.05%	45,909	23.93	to	20.87	1,081,590	0.49%	16.10%	to	14.81%
2011	0.95%	to	2.05%	53,088	20.61	to	18.18	1,074,164	0.64%	-23.11%	to	-23.96%
NVIT Emerging Markets Fund - Class II (GEM2)
2015	1.50%	to	2.60%	37,156	7.94	to	7.79	293,141	0.48%	-17.49%	to	-18.41%
2014	1.50%	to	2.60%	35,753	9.63	to	9.55	343,293	0.86%	-3.74%	to	-4.47%	****
NVIT International Equity Fund - Class I (GIG)
2015	0.95%	to	2.20%	1,425,884	13.88	to	11.44	19,324,035	0.48%	-4.01%	to	-5.19%
2014	0.95%	to	2.20%	1,577,345	14.46	to	12.07	22,322,359	2.91%	-1.39%	to	-2.64%
2013	0.95%	to	2.05%	388,288	14.66	to	12.65	5,598,112	0.51%	16.71%	to	15.42%
2012	0.95%	to	2.20%	475,976	12.56	to	10.75	5,887,748	0.86%	14.51%	to	13.06%
2011	0.95%	to	2.20%	523,208	10.97	to	9.51	5,662,385	1.69%	-10.62%	to	-11.75%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014			1.25%	6,515			8.97	58,424	3.79%			1.96%
2013			1.25%	7,039			9.15	64,384	0.45%			16.09%
2012			1.25%	13,008			7.88	102,496	0.62%			13.78%
2011			1.25%	12,973			6.92	89,837	1.20%			-11.12%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.95%	to	2.20%	4,465,236	13.35	to	12.11	58,982,464	0.75%	-2.02%	to	-3.26%
2014	0.95%	to	2.20%	5,084,112	13.63	to	12.52	68,648,353	0.86%	5.59%	to	4.25%
2013	0.95%	to	2.20%	5,881,810	12.90	to	12.01	75,315,730	0.99%	42.45%	to	40.66%
2012	0.95%	to	2.20%	6,918,204	9.06	to	8.54	62,260,709	1.39%	15.83%	to	14.36%
2011	0.95%	to	2.20%	8,487,495	7.82	to	7.46	66,039,952	0.56%	-12.46%	to	-13.56%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015	0.95%	to	1.75%	262,210	15.42	to	14.49	3,993,778	0.82%	-1.27%	to	-2.07%
2014	0.95%	to	1.75%	290,579	15.61	to	14.79	4,492,026	0.80%	9.55%	to	8.67%
2013	0.95%	to	1.75%	419,199	14.25	to	13.61	5,930,267	0.77%	37.45%	to	36.34%
2012	0.95%	to	1.75%	432,385	10.37	to	9.98	4,460,561	1.30%	10.44%	to	9.54%
2011	0.95%	to	1.75%	381,863	9.39	to	9.11	3,567,543	0.70%	-4.10%	to	-4.87%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2015	0.95%	to	1.75%	257,630	12.80	to	12.02	3,257,462	2.68%	-2.69%	to	-3.47%
2014	0.95%	to	1.75%	274,908	13.15	to	12.46	3,577,545	2.09%	3.50%	to	2.67%
2013	0.95%	to	1.75%	262,726	12.70	to	12.13	3,307,973	1.30%	28.25%	to	27.21%
2012	0.95%	to	1.65%	228,694	9.91	to	9.58	2,250,854	0.91%	15.05%	to	14.23%
2011	0.95%	to	1.65%	306,028	8.61	to	8.39	2,622,892	1.96%	-7.27%	to	-7.92%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	0.95%	to	1.90%	744,569	12.73	to	11.83	9,364,691	2.62%	-2.00%	to	-2.94%
2014	0.95%	to	1.90%	804,875	12.99	to	12.19	10,348,189	2.23%	3.31%	to	2.32%
2013	0.95%	to	1.90%	884,824	12.58	to	11.91	11,034,496	1.66%	13.57%	to	12.48%
2012	0.95%	to	1.90%	860,739	11.08	to	10.59	9,459,005	1.50%	10%	to	8.95%
2011	0.95%	to	1.90%	806,397	10.07	to	9.72	8,066,520	2.42%	-2.28%	to	-3.22%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	0.95%	to	1.80%	490,367	12.94	to	12.11	6,256,010	3.07%	-2.27%	to	-3.10%
2014	0.95%	to	1.80%	485,410	13.24	to	12.5	6,351,578	2.40%	3.70%	to	2.81%
2013	0.95%	to	1.80%	523,330	12.77	to	12.16	6,608,536	1.56%	20.09%	to	19.06%
2012	0.95%	to	1.80%	550,198	10.63	to	10.21	5,798,672	1.28%	12.56%	to	11.59%
2011	0.95%	to	1.80%	581,248	9.45	to	9.15	5,454,426	2.27%	-4.36%	to	-5.18%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2015	0.95%	to	1.80%	630,392	12.04	to	11.27	7,446,488	2.07%	-1.68%	to	-2.52%
2014	0.95%	to	1.80%	666,519	12.25	to	11.57	8,020,213	2.23%	2.35%	to	1.48%
2013	0.95%	to	1.80%	626,630	11.97	to	11.41	7,404,662	1.79%	3.94%	to	3.07%
2012	0.95%	to	1.80%	684,120	11.51	to	11.06	7,789,099	1.62%	6.48%	to	5.56%
2011	0.95%	to	1.80%	876,996	10.82	to	10.48	9,416,711	2.39%	0.45%	to	-0.36%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015	0.95%	to	1.80%	1,367,417	12.87	to	12.05	17,367,376	2.75%	-2.01%	to	-2.85%
2014	0.95%	to	1.80%	1,539,548	13.13	to	12.4	19,978,803	2.32%	3.58%	to	2.69%
2013	0.95%	to	1.80%	1,734,862	12.68	to	12.07	21,785,350	1.63%	16.69%	to	15.68%
2012	0.95%	to	1.80%	1,704,961	10.87	to	10.44	18,383,499	1.39%	11.30%	to	10.34%
2011	0.95%	to	1.80%	1,828,979	9.76	to	9.46	17,749,205	2.32%	-3.26%	to	-4.09%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	0.95%	to	1.90%	498,620	12.85	to	11.93	6,333,261	2.89%	-2.44%	to	-3.38%
2014	0.95%	to	1.90%	598,430	13.17	to	12.35	7,804,435	2.47%	3.57%	to	2.58%
2013	0.95%	to	1.60%	583,495	12.72	to	12.25	7,357,270	1.46%	23.10%	to	22.29%
2012	0.95%	to	1.60%	627,883	10.33	to	10.02	6,443,680	1.13%	13.49%	to	12.75%
2011	0.95%	to	2.00%	715,736	9.10	to	8.75	6,476,071	2.34%	-5.58%	to	-6.57%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2015	0.95%	to	1.85%	566,754	$12.55	to	$11.70	$7,026,715	2.37%	-2.01%	to	-2.90%
2014	0.95%	to	1.85%	631,852	12.81	to	12.05	8,008,410	2.25%	3.09%	to	2.16%
2013	0.95%	to	1.85%	706,326	12.42	to	11.80	8,694,013	1.68%	10.18%	to	9.18%
2012	0.95%	to	1.85%	771,585	11.28	to	10.81	8,633,970	1.57%	9.00%	to	8.00%
2011	0.95%	to	1.95%	824,921	10.35	to	9.97	8,482,686	2.57%	-1.22%	to	-2.21%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.95%	to	1.80%	456,419	12.65	to	11.84	5,687,351	2.87%	-1.66%	to	-2.51%
2014	0.95%	to	1.70%	517,257	12.86	to	12.23	6,574,042	2.75%	4.06%	to	3.27%
2013	0.95%	to	1.95%	465,087	12.36	to	11.67	5,694,245	1.94%	-2.84%	to	-3.82%
2012	0.95%	to	1.95%	720,113	12.72	to	12.14	9,086,612	3.11%	6.73%	to	5.65%
2011	0.95%	to	1.85%	766,295	11.92	to	11.53	9,086,373	3.14%	5.58%	to	4.63%
NVIT Core Bond Fund - Class II (NVCBD2)
2015	1.50%	to	2.50%	53,901	11.88	to	10.99	619,561	2.78%	-2.37%	to	-3.36%
2014	1.50%	to	2.50%	53,208	12.17	to	11.37	629,055	2.38%	3.11%	to	2.06%
2013	1.50%	to	2.50%	60,013	11.80	to	11.14	690,858	2.07%	-3.60%	to	-4.58%
2012	1.50%	to	2.50%	76,022	12.24	to	11.67	913,159	2.73%	5.87%	to	4.79%
2011	1.50%	to	2.50%	79,379	11.57	to	11.14	904,698	2.90%	4.65%	to	3.59%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2015	0.95%	to	1.65%	339,642	13.49	to	12.77	4,526,551	1.44%	-1.46%	to	-2.16%
2014	0.95%	to	1.65%	382,835	13.69	to	13.06	5,184,723	2.12%	3.89%	to	3.15%
2013	0.95%	to	1.65%	390,927	13.18	to	12.66	5,102,318	1.46%	-2.98%	to	-3.67%
2012	0.95%	to	2.20%	468,113	13.58	to	12.80	6,304,056	2.12%	6.10%	to	4.76%
2011	0.95%	to	2.20%	463,061	12.80	to	12.22	5,887,019	2.49%	5.04%	to	3.72%
NVIT Nationwide Fund - Class I (TRF)
2015	0.95%	to	2.20%	5,044,404	20.46	to	12.92	101,343,892	1.18%	-0.02%	to	-1.29%
2014	0.95%	to	2.20%	5,723,696	20.46	to	13.09	115,085,837	1.15%	11.08%	to	9.68%
2013	0.95%	to	2.20%	6,330,688	18.42	to	11.93	114,704,338	1.31%	29.86%	to	28.22%
2012	0.95%	to	2.20%	7,146,201	14.19	to	9.31	99,844,793	1.38%	13.13%	to	11.70%
2011	0.95%	to	2.20%	8,372,529	12.54	to	8.33	103,533,162	1.12%	-0.42%	to	-1.68%
NVIT Nationwide Fund - Class II (TRF2)
2015	1.50%	to	2.60%	19,398	16.91	to	14.50	309,663	1.00%	-0.85%	to	-1.96%
2014	1.50%	to	2.60%	19,202	17.05	to	14.79	311,516	0.85%	10.14%	to	8.91%
2013	1.50%	to	2.60%	31,548	15.48	to	13.58	468,595	1.03%	28.83%	to	27.39%
2012	1.50%	to	2.60%	35,483	12.02	to	10.66	410,807	1.15%	12.14%	to	10.88%
2011	1.50%	to	2.60%	45,677	10.72	to	9.61	475,742	0.86%	-1.12%	to	-2.23%
NVIT Government Bond Fund - Class I (GBF)
2015	0.95%	to	2.25%	6,561,577	18.82	to	14.47	114,597,295	1.69%	-1.06%	to	-2.36%
2014	0.95%	to	2.25%	7,386,998	19.02	to	14.41	130,809,960	1.94%	3.58%	to	2.22%
2013	0.95%	to	2.25%	8,535,517	18.36	to	14.49	146,192,451	1.82%	-4.97%	to	-6.21%
2012	0.95%	to	2.25%	10,447,542	19.32	to	15.46	188,677,693	2.07%	2.08%	to	0.73%
2011	0.95%	to	2.25%	12,293,357	18.93	to	15.34	217,827,584	2.89%	6.24%	to	4.85%
NVIT Government Bond Fund - Class II (GBF2)
2015	1.50%	to	2.60%	170,703	13.21	to	11.33	2,160,512	1.36%	-1.87%	to	-2.96%
2014	1.50%	to	2.60%	224,490	13.46	to	11.68	2,915,813	1.69%	2.75%	to	1.60%
2013	1.50%	to	2.60%	273,240	13.10	to	11.49	3,454,451	1.56%	-5.69%	to	-6.75%
2012	1.50%	to	2.60%	336,649	13.89	to	12.32	4,533,019	1.73%	1.22%	to	0.09%
2011	1.50%	to	2.60%	438,421	13.72	to	12.31	5,851,405	2.55%	5.40%	to	4.23%
American Century NVIT Growth Fund - Class I (CAF)
2015	0.95%	to	2.05%	2,002,245	14.46	to	8.48	27,713,708	0.32%	3.67%	to	2.52%
2014	0.95%	to	2.05%	2,472,698	13.94	to	8.27	33,083,045	0.36%	10.27%	to	9.05%
2013	0.95%	to	2.05%	2,583,222	12.64	to	7.58	31,350,253	0.66%	28.51%	to	27.08%
2012	0.95%	to	2.05%	2,932,172	9.84	to	5.97	27,746,329	0.55%	12.94%	to	11.68%
2011	0.95%	to	2.05%	3,261,287	8.71	to	5.34	27,405,056	0.57%	-1.63%	to	-2.72%
NVIT International Index Fund - Class VIII (GVIX8)
2015	0.95%	to	1.85%	393,493	9.91	to	9.08	3,842,420	1.89%	-2.33%	to	-3.21%
2014	0.95%	to	1.85%	412,989	10.15	to	9.38	4,139,415	2.96%	-7.08%	to	-7.92%
2013	0.95%	to	1.85%	387,529	10.92	to	10.18	4,197,112	2.79%	19.86%	to	18.77%
2012	0.95%	to	1.85%	360,461	9.11	to	8.57	3,263,744	2.29%	17.09%	to	16.02%
2011	0.95%	to	1.85%	701,900	7.78	to	7.39	5,423,730	2.82%	-13.68%	to	-14.46%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.95%	to	2.60%	1,757,737	19.88	to	15.73	33,819,088	1.36%	-1.94%	to	-3.57%
2014	0.95%	to	2.60%	2,070,090	20.27	to	16.31	40,593,019	1.62%	3.99%	to	2.26%
2013	0.95%	to	2.60%	2,356,559	19.50	to	15.95	44,506,142	1.62%	26.04%	to	23.94%
2012	0.95%	to	2.60%	2,595,098	15.47	to	12.87	38,966,073	1.51%	14.80%	to	12.88%
2011	0.95%	to	2.60%	2,902,862	13.47	to	11.40	38,059,017	1.80%	-4.84%	to	-6.42%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.95%	to	1.80%	491,714	15.67	to	14.80	7,629,205	1.75%	-1.12%	to	-1.97%
2014	0.95%	to	1.80%	449,613	15.85	to	15.1	7,074,372	1.75%	3.59%	to	2.70%
2013	0.95%	to	1.80%	420,303	15.30	to	14.70	6,390,506	1.79%			12.35%
2012	0.95%	to	1.80%	377,590	13.62	to	13.20	5,119,938	1.82%	8.34%	to	7.41%
2011	0.95%	to	1.60%	349,250	12.57	to	12.35	4,375,034	2.15%	-0.07%	to	-0.73%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Investor Destinations Capital Appreciation Fund -Class II (NVDCA2)
2015	0.95%	to	1.85%	101,560	$17.84	to	$16.79	$1,790,957	1.50%	-1.48%	to	-2.37%
2014	0.95%	to	1.85%	107,897	18.11	to	17.2	1,937,760	1.91%	4.21%	to	3.27%
2013	0.95%	to	1.75%	94,238	17.38	to	16.73	1,626,597	1.96%	18.36%	to	17.40%
2012	0.95%	to	1.40%	70,337	14.68	to	14.44	1,029,188	1.65%	11.18%	to	10.67%
2011	0.95%	to	1.35%	73,171	13.21	to	13.06	963,988	1.97%	-1.87%	to	-2.27%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.95%	to	2.60%	2,147,267	14.74	to	11.66	30,602,286	1.75%	-0.69%	to	-2.34%
2014	0.95%	to	2.60%	2,251,040	14.84	to	11.94	32,389,269	1.74%	2.90%	to	1.19%
2013	0.95%	to	2.60%	2,653,700	14.42	to	11.80	37,164,122	1.58%	3.84%	to	2.11%
2012	0.95%	to	2.60%	3,409,144	13.89	to	11.56	45,991,163	1.70%	4.17%	to	2.43%
2011	0.95%	to	2.60%	3,695,621	13.33	to	11.28	47,923,219	2.43%	1.95%	to	0.26%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.95%	to	2.60%	9,244,029	16.00	to	14.18	160,054,675	1.54%	-1.30%	to	-2.93%
2014	0.95%	to	2.60%	10,464,725	18.16	to	14.61	184,068,455	1.64%	4.18%	to	2.45%
2013	0.95%	to	2.60%	11,870,761	17.43	to	14.26	200,837,375	1.62%	15.52%	to	13.60%
2012	0.95%	to	2.60%	13,526,513	15.09	to	12.56	198,495,540	1.57%	9.76%	to	7.92%
2011	0.95%	to	2.60%	15,869,278	12.27	to	11.63	212,855,992	2.11%	-0.99%	to	-2.63%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.95%	to	2.60%	4,250,681	19.22	to	15.21	78,662,663	1.39%	-1.67%	to	-3.31%
2014	0.95%	to	2.60%	4,924,918	19.54	to	15.73	92,865,838	1.64%	3.96%	to	2.23%
2013	0.95%	to	2.60%	5,587,916	18.80	to	15.38	101,518,872	1.64%	21.22%	to	19.20%
2012	0.95%	to	2.60%	6,299,513	15.51	to	12.91	94,676,446	1.54%	12.68%	to	10.80%
2011	0.95%	to	2.60%	7,590,233	13.76	to	11.65	101,570,285	2.00%	-3.05%	to	-4.67%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.95%	to	2.60%	2,841,434	16.62	to	13.15	45,394,237	1.57%	-0.98%	to	-2.63%
2014	0.95%	to	2.60%	3,283,505	16.78	to	13.51	53,147,007	1.74%	3.74%	to	2.02%
2013	0.95%	to	2.60%	3,709,734	16.18	to	13.24	58,032,917	1.67%	9.45%	to	7.62%
2012	0.95%	to	2.60%	4,348,864	14.78	to	12.30	62,377,300	1.63%	7.01%	to	5.22%
2011	0.95%	to	2.60%	4,970,184	13.81	to	11.69	66,830,206	2.30%	1.09%	to	-0.59%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.95%	to	2.25%	2,107,833	39.76	to	24.19	86,407,096	1.05%	-3.47%	to	-4.73%
2014	0.95%	to	2.20%	2,362,695	41.19	to	29.7	100,523,919	1.02%	8.38%	to	7.01%
2013	0.95%	to	2.20%	2,680,803	38.00	to	27.75	105,294,643	1.09%	31.78%	to	30.12%
2012	0.95%	to	2.20%	3,063,218	28.84	to	21.33	91,420,368	1.03%	16.35%	to	14.88%
2011	0.95%	to	2.20%	3,748,165	24.78	to	18.56	96,212,301	0.76%	-3.47%	to	-4.68%
NVIT Money Market Fund - Class I (SAM)
2015	0.95%	to	2.60%	15,081,802	12.13	to	8.50	173,918,158	0.00%	-0.95%	to	-2.60%
2014	0.95%	to	2.60%	16,141,538	12.24	to	8.72	188,032,825	0.00%	-0.95%	to	-2.60%
2013	0.95%	to	2.60%	15,167,273	12.36	to	8.96	179,273,814	0.00%	-0.95%	to	-2.60%
2012	0.95%	to	2.60%	17,342,803	12.48	to	9.19	207,045,415	0.00%	0.95%	to	-2.61%
2011	0.95%	to	2.60%	21,235,532	12.60	to	9.44	256,646,827	0.00%	-0.95%	to	-2.59%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.95%	to	2.20%	2,150,022	18.27	to	16.79	38,901,498	0.69%	-1.46%	to	-2.68%
2014	0.95%	to	2.25%	2,436,877	18.54	to	10.8	44,798,766	1.54%	-1.95%	to	-3.24%
2013	0.95%	to	1.25%	10,333	18.91	to	18.64	194,118	1.71%	20.21%	to	19.85%
2012	1.10%	to	1.10%	4,488	15.64	to	15.64	70,192	1.18%	14.58%	to	14.58%
2011	1.10%	to	1.15%	870	13.65	to	13.63	11,874	1.32%	-10.32%	to	-10.33%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.95%	to	2.20%	693,243	8.50	to	8.32	5,875,407	1.22%	-6.02%	to	-7.21%
2014	0.95%	to	2.20%	814,889	9.05	to	8.97	7,363,608	1.77%	-9.52%	to	-10.30%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	1.50%	to	2.60%	27,893	8.39	to	8.23	232,879	1.02%	-6.77%	to	-7.81%
2014	1.50%	to	2.60%	30,589	9.00	to	8.93	274,784	1.76%	-10.02%	to	-10.71%	****
2012			1.25%	179			11.79	2,112	0.12%			15.58%
2011			1.25%	195			10.20	1,990	1.53%			-17.46%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.95%	to	2.60%	1,442,117	15.42	to	13.56	21,629,875	0.44%	2.45%	to	0.75%
2014	0.95%	to	2.60%	1,758,923	15.05	to	13.46	25,872,757	0.51%	9.39%	to	7.56%
2013	0.95%	to	2.60%	2,019,933	13.76	to	12.51	27,247,280	0.79%	33.46%	to	31.24%
2012	0.95%	to	2.60%	2,143,624	10.31	to	9.53	21,714,092	0.47%	15.25%	to	13.32%
2011	0.95%	to	2.60%	2,538,927	8.94	to	8.41	22,413,289	0.01%	-3.83%	to	-5.43%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	1.50%	to	2.60%	24,414	14.50	to	13.31	342,434	0.22%	1.58%	to	0.45%
2014	1.50%	to	2.60%	28,077	14.28	to	13.25	389,438	0.22%	8.50%	to	7.28%
2013	1.50%	to	2.60%	35,708	13.16	to	12.35	459,833	0.46%	32.40%	to	30.92%
2012	1.50%	to	2.60%	47,902	9.94	to	9.43	467,975	0.20%	14.39%	to	13.11%
2011	1.50%	to	2.60%	62,261	8.69	to	8.34	533,955	0.00%	-4.68%	to	-5.74%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.95%	to	2.15%	473,437	$16.02	to	$14.95	$7,503,972	1.22%	-4.07%	to	-5.23%
2014	0.95%	to	2.20%	570,339	16.70	to	15.74	9,434,377	1.14%	9.47%	to	8.09%
2013	0.95%	to	2.25%	644,126	15.26	to	14.53	9,756,439	1.48%	34.15%	to	32.39%
2012	0.95%	to	2.25%	701,373	11.37	to	10.98	7,935,795	1.35%	16.69%	to	15.15%
2011	0.95%	to	2.25%	806,019	9.75	to	9.53	7,833,141	1.06%	-6.72%	to	-7.95%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.95%	to	2.60%	191,245	13.45	to	11.83	2,448,449	0.96%	-4.35%	to	-5.95%
2014	0.95%	to	2.60%	224,762	14.07	to	12.58	3,032,612	0.97%	9.20%	to	7.38%
2013	0.95%	to	2.60%	267,804	12.88	to	11.71	3,327,237	1.15%	33.74%	to	31.52%
2012	0.95%	to	2.60%	307,809	9.63	to	8.91	2,878,555	1.02%	16.47%	to	14.53%
2011	0.95%	to	2.60%	390,315	8.27	to	7.78	3,151,706	0.80%	-6.98%	to	-8.53%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.95%	to	2.20%	4,860,617	14.94	to	13.55	71,776,563	0.00%	-1.13%	to	-2.38%
2014	0.95%	to	2.25%	5,597,305	15.11	to	13.84	83,720,346	0.00%	3.05%	to	1.69%
2013	0.95%	to	2.25%	6,491,418	14.66	to	13.61	94,365,577	0.00%	37.63%	to	35.82%
2012	0.95%	to	2.25%	7,505,685	10.66	to	10.02	79,409,521	0.00%	13.81%	to	12.31%
2011	0.95%	to	2.25%	9,057,308	9.36	to	8.92	84,331,712	0.00%	-5.14%	to	-6.38%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	1.20%	to	2.10%	401,461	14.37	to	13.40	5,731,830	0.00%	-1.54%	to	-2.44%
2014	1.20%	to	2.10%	459,141	14.60	to	13.73	6,667,108	0.00%	2.48%	to	1.54%
2013	1.20%	to	2.10%	521,017	14.25	to	13.53	7,388,276	0.00%	36.94%	to	35.70%
2012	1.20%	to	2.10%	549,050	10.40	to	9.97	5,689,561	0.00%	13.27%	to	12.23%
2011	1.20%	to	2.10%	641,306	9.18	to	8.88	5,872,533	0.00%	-5.60%	to	-6.45%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.95%	to	2.20%	3,573,773	17.18	to	15.58	60,471,674	1.14%	-3.81%	to	-5.02%
2014	0.95%	to	2.20%	4,045,766	17.86	to	16.41	71,328,188	1.36%	15.91%	to	14.45%
2013	0.95%	to	2.20%	4,472,473	15.41	to	14.34	68,139,925	1.16%	34.39%	to	32.69%
2012	0.95%	to	2.20%	5,061,320	11.46	to	10.80	57,485,284	1.08%	15.24%	to	13.78%
2011	0.95%	to	2.20%	6,072,780	9.95	to	9.50	59,973,772	0.78%	-3.25%	to	-4.47%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.95%	to	2.20%	983,995	23.46	to	18.99	22,385,877	0.00%	-0.21%	to	-1.46%
2014	0.95%	to	2.20%	1,063,211	23.51	to	19.27	24,295,051	0.00%	1.83%	to	0.55%
2013	0.95%	to	2.20%	1,285,895	23.08	to	19.16	28,872,405	0.00%	42.92%	to	41.12%
2012	0.95%	to	2.20%	1,396,829	16.15	to	13.58	22,006,733	0.00%	12.36%	to	10.94%
2011	0.95%	to	2.20%	1,683,899	14.38	to	12.24	23,650,834	0.00%	-1.60%	to	-2.83%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	1.50%	to	2.60%	19,490	15.40	to	13.21	286,181	0.00%	-0.98%	to	-2.08%
2014	1.50%	to	2.60%	21,402	15.55	to	13.49	318,019	0.00%	1.00%	to	-0.13%
2013	1.50%	to	2.60%	23,563	15.40	to	13.50	347,438	0.00%	41.79%	to	40.21%
2012	1.50%	to	2.60%	30,452	10.86	to	9.63	317,793	0.00%	11.39%	to	10.15%
2011	1.50%	to	2.60%	39,878	9.75	to	8.74	374,304	0.00%	-2.35%	to	-3.43%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.95%	to	2.20%	1,933,652	38.61	to	30.76	83,854,503	0.67%	-6.92%	to	-8.09%
2014	0.95%	to	2.40%	2,196,959	41.48	to	28.14	102,625,965	0.51%	6.01%	to	4.45%
2013	0.95%	to	2.40%	2,567,355	39.13	to	26.94	113,265,857	0.81%	39.07%	to	37.03%
2012	0.95%	to	2.40%	2,933,718	36.38	to	19.66	93,120,074	0.81%	19.30%	to	17.55%
2011	0.95%	to	2.40%	3,501,538	23.59	to	16.72	93,191,567	0.44%	-5.97%	to	-7.34%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	1.50%	to	2.60%	36,300	20.49	to	17.58	711,830	0.48%	-7.70%	to	-8.73%
2014	1.50%	to	2.60%	34,791	22.20	to	19.26	741,372	0.29%	5.16%	to	3.99%
2013	1.50%	to	2.60%	43,328	21.11	to	18.52	881,477	0.61%	37.92%	to	36.39%
2012	1.50%	to	2.60%	51,758	15.31	to	13.58	765,755	0.51%	18.50%	to	17.17%
2011	1.50%	to	2.60%	67,112	12.92	to	11.59	839,424	0.34%	-6.87%	to	-7.91%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.95%	to	2.20%	2,216,569	33.93	to	28.41	81,173,280	0.36%	-2.58%	to	-3.80%
2014	0.95%	to	2.20%	2,531,314	34.83	to	29.54	95,476,028	0.16%	0.14%	to	-1.4%
2013	0.95%	to	2.20%	2,883,522	34.88	to	29.96	108,877,931	0.13%	39.58%	to	37.81%
2012	0.95%	to	2.20%	3,336,881	24.99	to	21.74	90,428,333	0.15%	14.40%	to	12.96%
2011	0.95%	to	2.20%	3,983,163	21.84	to	19.24	94,371,306	0.53%	-6.45%	to	-7.63%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	1.50%	to	2.60%	55,762	21.34	to	18.30	1,129,265	0.12%	-3.37%	to	-4.45%
2014	1.50%	to	2.60%	75,243	22.08	to	19.15	1,593,743	0.00%	-0.95%	to	-2.06%
2013	1.50%	to	2.60%	86,298	22.29	to	19.55	1,848,534	0.13%	38.44%	to	36.90%
2012	1.50%	to	2.60%	107,261	16.10	to	14.28	1,667,793	0.00%	13.49%	to	12.22%
2011	1.50%	to	2.60%	123,033	14.19	to	12.73	1,690,573	0.48%	-7.21%	to	-8.25%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.95%	to	2.60%	2,169,533	$18.80	to	$14.05	$39,648,718	1.92%	-3.84%	to	-5.42%
2014	0.95%	to	2.60%	2,511,214	19.55	to	14.85	47,730,587	3.07%	2.90%	to	1.18%
2013	0.95%	to	2.60%	2,677,616	19.00	to	14.68	49,520,067	3.22%	-2.06%	to	-3.70%
2012	0.95%	to	2.60%	3,260,113	19.40	to	15.24	61,682,321	2.50%	11.18%	to	9.32%
2011	0.95%	to	2.60%	3,529,900	17.45	to	13.94	60,182,019	4.23%	4.55%	to	2.81%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.95%	to	1.60%	764,104	10.66	to	10.13	8,078,604	1.83%	-1.29%	to	-1.94%
2014	0.95%	to	1.65%	669,211	10.8	to	10.3	7,170,123	0.89%	-0.46%	to	-1.16%
2013	0.95%	to	1.65%	788,215	10.85	to	10.42	8,479,754	1.14%	-0.85%	to	-1.55%
2012	0.95%	to	1.65%	782,664	10.94	to	10.58	8,502,399	1.23%	2.54%	to	1.81%
2011	0.95%	to	1.65%	998,649	10.67	to	10.40	10,598,447	1.53%	0.34%	to	-0.37%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.95%	to	2.20%	14,720,969	24.18	to	22.22	352,489,692	0.61%	4.09%	to	2.78%
2014	0.95%	to	2.40%	16,797,856	23.23	to	21.37	386,968,796	0.70%	7.77%	to	6.19%
2013	0.95%	to	2.40%	19,341,164	21.56	to	20.12	414,023,136	0.76%	35.40%	to	33.42%
2012	0.95%	to	2.40%	22,889,891	15.92	to	15.08	362,380,774	0.68%	17.56%	to	15.83%
2011	0.95%	to	2.40%	27,561,260	13.54	to	13.02	371,745,104	0.66%	-3.16%	to	-4.58%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	1.50%	to	2.60%	327,376	22.91	to	21.26	7,363,580	0.36%	3.25%	to	2.10%
2014	1.50%	to	2.60%	383,627	22.19	to	20.82	8,372,551	0.44%	6.93%	to	5.74%
2013	1.50%	to	2.60%	455,761	20.75	to	19.69	9,330,319	0.52%	34.24%	to	32.74%
2012	1.50%	to	2.60%	541,918	15.46	to	14.83	8,285,284	0.41%	16.64%	to	15.34%
2011	1.50%	to	2.60%	708,208	13.25	to	12.86	9,306,722	0.40%	-3.95%	to	-5.03%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.95%	to	1.75%	185,260	14.44	to	13.68	2,646,233	1.95%	-4.82%	to	-5.58%
2014	0.95%	to	1.75%	169,031	15.17	to	14.49	2,537,408	3.50%	-9.02%	to	-9.75%
2013	0.95%	to	1.75%	188,729	16.67	to	16.05	3,119,324	1.77%	18.95%	to	17.99%
2012	0.95%	to	2.20%	294,124	14.01	to	13.38	4,099,498	2.75%	18.43%	to	16.93%
2011	0.95%	to	2.20%	266,383	11.83	to	11.44	3,140,657	2.73%	-13.26%	to	-14.35%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.95%	to	2.20%	1,274,443	18.85	to	12.15	23,539,407	1.52%	-7.19%	to	-8.36%
2014	0.95%	to	2.20%	1,504,917	20.31	to	13.26	30,002,904	1.66%	8.13%	to	6.77%
2013	0.95%	to	2.20%	1,734,014	18.78	to	12.42	31,894,766	0.00%	34.35%	to	32.66%
2012	0.95%	to	2.20%	1,643,914	13.98	to	9.36	22,623,622	1.21%	17.34%	to	15.85%
2011	0.95%	to	2.20%	1,921,900	11.91	to	8.08	22,292,576	1.29%	-3.25%	to	-4.47%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.95%	to	2.60%	5,670,812	13.85	to	12.18	77,589,309	2.57%	-6.26%	to	-7.82%
2014	0.95%	to	2.60%	6,557,623	14.78	to	13.21	95,873,668	2.91%	27.66%	to	25.54%
2013	0.95%	to	2.60%	7,066,545	11.58	to	10.53	81,041,231	1.43%	2.12%	to	0.37%
2012	0.95%	to	2.60%	8,144,479	11.34	to	10.49	91,656,539	1.03%	14.68%	to	12.77%
2011	0.95%	to	2.60%	9,422,684	9.89	to	9.30	92,615,775	0.85%	5.49%	to	3.74%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2015	0.95%	to	1.20%	8,193	9.40	to	9.38	76,945	1.99%	-6.04%	to	-6.20%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2015	0.95%	to	1.35%	105,170	10.36	to	10.25	1,087,559	1.09%	-5.78%	to	-6.16%
2014	0.95%	to	1.35%	102,255	11.00	to	10.92	1,123,108	6.46%	0.05%	to	-0.35%
2013	0.95%	to	1.35%	17,065	10.99	to	10.96	187,537	0.04%	9.90%	to	9.61%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2015	0.95%	to	1.20%	22,784	10.42	to	10.35	235,952	1.23%	-5.20%	to	-5.44%
2014	1.00%	to	1.20%	20,964	10.98	to	10.95	229,468	2.36%	1.24%	to	1.03%
2013	1.00%	to	1.20%	20,964	10.85	to	10.83	227,113	1.91%	8.48%	to	8.33%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	0.95%	to	1.20%	28,718	10.33	to	10.26	295,546	1.73%	-4.87%	to	-5.11%
2014	0.95%	to	1.20%	22,298	10.86	to	10.81	241,686	1.40%	0.77%	to	0.51%
2013	1.00%	to	1.20%	11,790	10.77	to	10.76	126,936	2.25%	7.71%	to	7.56%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	0.95%	to	1.10%	6,535	10.39	to	10.35	67,718	1.37%	-4.16%	to	-4.31%
2014	0.95%	to	1.10%	8,031	10.84	to	10.82	86,987	1.54%	1.48%	to	1.33%
2013	0.95%	to	1.05%	3,087	10.69	to	10.68	32,980	1.79%	6.86%	to	6.79%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.95%	to	1.80%	125,081	12.29	to	12.01	1,527,104	1.05%	-5.79%	to	-6.59%
2014	0.95%	to	1.65%	108,080	13.05	to	12.89	1,403,244	0.83%	3.56%	to	2.83%
2013	0.95%	to	1.65%	68,726	12.60	to	12.54	865,343	2.18%	25.99%	to	25.40%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2015	0.95%	to	1.80%	767,070	13.13	to	12.83	10,033,232	1.88%	-0.02%	to	-0.87%
2014	0.95%	to	1.65%	558,765	13.13	to	12.98	7,319,004	2.92%	12.00%	to	11.21%
2013	0.95%	to	1.60%	160,648	11.73	to	11.68	1,881,749	2.51%	17.27%	to	16.75%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2015	1.50%	to	2.60%	58,744	$18.23	to	$15.64	$1,022,860	1.13%	-0.09%	to	-1.21%
2014	1.50%	to	2.60%	67,370	18.25	to	15.83	1,176,693	1.09%	7.65%	to	6.45%
2013	1.50%	to	2.60%	74,021	16.95	to	14.87	1,203,601	1.14%	32.57%	to	31.10%
2012	1.50%	to	2.60%	102,976	12.79	to	11.34	1,263,347	1.35%	15.48%	to	14.19%
2011	1.50%	to	2.60%	118,845	11.07	to	9.93	1,270,742	1.10%	4.48%	to	3.32%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2015	1.50%	to	2.60%	38,097	19.60	to	16.81	720,217	0.00%	9.19%	to	7.97%
2014	1.50%	to	2.60%	60,218	17.95	to	15.57	1,043,412	0.00%	12.13%	to	10.88%
2013	1.50%	to	2.60%	68,946	16.01	to	14.04	1,067,840	0.00%	34.94%	to	33.44%
2012	1.50%	to	2.60%	85,005	11.86	to	10.52	979,227	0.03%	14.38%	to	13.10%
2011	1.50%	to	2.60%	104,755	10.32	to	9.26	1,049,090	0.09%	-5.19%	to	-6.25%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2015	0.95%	to	2.60%	287,044	16.07	to	21.44	5,119,879	0.51%	-6.59%	to	-8.15%
2014	0.95%	to	2.60%	317,042	17.20	to	23.34	6,081,556	0.46%	7.91%	to	6.11%
2013	0.95%	to	2.60%	431,348	15.94	to	22.00	7,621,229	0.42%	36.33%	to	34.06%
2012	0.95%	to	2.60%	498,580	11.69	to	16.41	6,446,196	0.29%	17.34%	to	15.38%
2011	0.95%	to	2.60%	630,824	9.97	to	14.22	7,161,370	0.28%	-9.49%	to	-10.99%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.95%	to	2.20%	2,448,116	23.34	to	13.53	53,678,710	2.09%	-6.53%	to	-7.70%
2014	0.95%	to	2.20%	2,789,911	24.97	to	14.65	65,258,239	2.03%	11.43%	to	10.03%
2013	0.95%	to	2.20%	3,010,407	22.41	to	13.32	63,780,641	2.21%	34.53%	to	32.84%
2012	0.95%	to	2.20%	3,486,389	16.65	to	10.03	54,588,819	2.07%	13.65%	to	12.21%
2011	0.95%	to	2.20%	4,001,635	14.65	to	8.93	55,628,696	1.52%	2.13%	to	0.85%
VP Income & Growth Fund - Class II (ACVIG2)
2015	1.50%	to	2.60%	30,472	17.56	to	15.06	506,377	1.85%	-7.36%	to	-8.39%
2014	1.50%	to	2.60%	32,813	18.96	to	16.44	592,458	1.69%	10.65%	to	9.41%
2013	1.50%	to	2.60%	71,691	17.13	to	15.03	1,168,018	1.97%	33.45%	to	31.96%
2012	1.50%	to	2.60%	81,372	12.84	to	11.39	999,407	1.82%	12.74%	to	11.47%
2011	1.50%	to	2.60%	97,513	11.39	to	10.22	1,068,862	1.26%	1.32%	to	0.19%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.95%	to	2.60%	2,016,925	13.80	to	11.15	27,218,378	2.00%	-3.39%	to	-5.00%
2014	0.95%	to	2.60%	2,451,935	14.28	to	11.74	34,294,349	1.28%	2.32%	to	0.61%
2013	0.95%	to	2.60%	3,014,960	13.96	to	11.67	41,310,100	1.64%	-9.35%	to	-10.86%
2012	0.95%	to	2.60%	4,443,914	15.40	to	13.09	67,281,061	2.41%	6.36%	to	4.59%
2011	0.95%	to	2.60%	4,977,859	14.47	to	12.51	70,999,847	3.96%	10.69%	to	8.85%
VP International Fund - Class I (ACVI)
2015	0.95%	to	1.75%	82,447	19.29	to	13.45	1,536,973	0.37%	-0.21%	to	-1.01%
2014	0.95%	to	1.75%	83,742	19.33	to	13.59	1,590,276	1.72%	-6.38%	to	-7.16%
2013	0.95%	to	1.75%	91,893	20.65	to	14.63	1,869,497	1.64%	21.26%	to	20.27%
2012	0.95%	to	1.75%	89,644	17.03	to	12.17	1,506,233	0.91%	20.01%	to	19.04%
2011	0.95%	to	1.75%	111,870	14.19	to	10.22	1,570,384	1.36%	-12.88%	to	-13.58%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.95%	to	2.20%	729,254	20.09	to	17.77	14,429,721	1.66%	-2.37%	to	-3.60%
2014	0.95%	to	2.20%	903,966	20.58	to	18.43	18,361,036	1.18%	15.32%	to	13.86%
2013	0.95%	to	2.20%	892,688	17.85	to	16.19	15,722,506	1.22%	28.88%	to	27.25%
2012	0.95%	to	2.20%	851,917	13.85	to	12.72	11,680,827	1.99%	15.22%	to	13.76%
2011	0.95%	to	2.20%	958,698	12.02	to	11.18	11,406,526	1.35%	-1.63%	to	-2.87%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	1.25%	to	2.25%	23,273	23.83	to	21.6	532,106	1.02%	14.79%	to	13.62%
2013	1.25%	to	2.25%	23,740	20.76	to	19.01	476,194	1.06%	28.28%	to	26.98%
2012	1.25%	to	2.25%	28,445	16.18	to	14.97	445,290	1.85%	14.77%	to	13.61%
2011	1.25%	to	2.25%	33,862	13.17	to	14.10	461,157	1.16%	-2.07%	to	-3.06%
VP Ultra(R) Fund - Class I (ACVU1)
2015			1.75%	1,197			17.59	21,060	0.44%			4.41%
2014			1.75%	1,197			16.85	20,170	0.37%			8.07%
2013			1.75%	1,197			15.59	18,664	0.52%			34.68%
2012			1.75%	1,197			11.58	13,858	0.00%			11.93%
2011			1.75%	22,767			10.34	235,497	0.00%			-0.70%
VP Value Fund - Class I (ACVV)
2015	0.95%	to	1.30%	61,186	30.18	to	30.55	1,887,125	2.14%	-4.79%	to	-5.15%
2014	0.95%	to	1.30%	66,415	31.77	to	32.21	2,155,674	1.53%	12.01%	to	11.61$
2013	0.95%	to	1.30%	77,138	28.30	to	28.86	2,239,005	1.64%	30.48%	to	30.01%
2012	0.95%	to	1.30%	92,264	21.69	to	22.19	2,056,297	1.92%	13.50%	to	13.04%
2011	0.95%	to	1.65%	108,358	19.11	to	18.37	2,127,340	2.00%	0.05%	to	-0.65%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2015	0.95%	to	2.20%	121,436	10.54	to	10.32	1,274,437	0.45%	-3.44%	to	-4.66%
2014	0.95%	to	1.65%	57,261	10.92	to	10.86	624,090	0.00%	9.15%	to	8.64%	****

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.95%	to	2.25%	892,477	$25.20	to	$21.04	$21,911,224	0.76%	-3.26%	to	-4.53%
2014	0.95%	to	2.20%	1,036,355	26.05	to	22.18	26,360,918	0.60%	4.12%	to	2.81%
2013	0.95%	to	2.25%	1,241,395	25.02	to	21.44	30,398,885	1.10%	39.38%	to	37.55%
2012	0.95%	to	2.25%	1,365,131	17.95	to	15.59	24,024,025	0.44%	14.64%	to	13.13%
2011	0.95%	to	2.25%	1,559,234	15.66	to	13.78	23,990,069	0.63%	-0.39%	to	-1.70%
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.95%	to	2.20%	2,239,783	23.85	to	13.54	50,055,313	1.69%	-3.40%	to	-4.61%
2014	0.95%	to	2.25%	2,602,296	24.69	to	13.93	60,252,738	1.82%	7.06%	to	5.66%
2013	0.95%	to	2.25%	3,076,919	23.06	to	13.19	66,538,642	1.95%	19.95%	to	18.38%
2012	0.95%	to	2.25%	3,631,658	19.22	to	11.14	65,335,071	3.66%	9.38%	to	7.94%
2011	0.95%	to	2.25%	3,822,632	17.57	to	10.32	63,435,211	1.64%	7.98%	to	6.56%
Appreciation Portfolio - Service Shares (DCAPS)
2015	1.50%	to	2.60%	54,230	16.87	to	14.47	859,323	1.46%	-4.17%	to	-5.24%
2014	1.50%	to	2.60%	61,065	17.60	to	15.27	1,015,902	1.59%	6.21%	to	5.02%
2013	1.50%	to	2.60%	72,014	16.58	to	14.54	1,134,640	1.70%	19.01%	to	17.68%
2012	1.50%	to	2.60%	88,355	13.93	to	12.35	1,180,325	3.20%	8.48%	to	7.27%
2011	1.50%	to	2.60%	111,004	12.84	to	11.52	1,372,470	1.60%	7.11%	to	5.92%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2015	0.95%	to	1.40%	1,648	17.07	to	16.01	26,995	0.00%	-3.21%	to	-3.65%
2014	0.95%	to	1.10%	697	17.64	to	17.29	12,118	0.00%	0.63%	to	0.48%
2013	0.95%	to	1.55%	2,139	17.53	to	16.28	35,684	0.00%	47.14%	to	46.25%
2012	0.95%	to	1.55%	2,740	11.91	to	11.13	31,378	0.00%	19.42%	to	18.69%
2011	0.95%	to	1.55%	4,774	9.98	to	9.38	46,165	0.39%	-14.66%	to	-15.18%
International Value Portfolio - Initial Shares (DVIV)
2015	1.10%	to	1.15%	122	15.09	to	14.98	1,834	3.32%	-3.79%	to	-3.84%
2014	0.95%	to	1.40%	342	16.00	to	15.07	5,270	1.79%	-10.18%	to	-10.59%
2013	0.95%	to	1.40%	536	17.82	to	16.86	9,342	2.32%	21.83%	to	21.27%
2012	0.95%	to	1.40%	4,058	14.62	to	13.90	59,124	3.45%	11.59%	to	11.09%
2011	0.95%	to	1.55%	6,452	13.10	to	12.32	83,013	2.09%	-19.25%	to	-19.74%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2015	1.50%	to	2.60%	18,951	11.49	to	9.85	205,561	1.53%	-7.84%	to	-8.87%
2014	1.50%	to	2.60%	19,014	12.47	to	10.81	224,746	1.83%	-2.81%	to	-3.90%
2013	1.50%	to	2.60%	21,807	12.83	to	11.25	266,679	0.80%	14.37%	to	13.10%
2012	1.50%	to	2.60%	30,241	11.21	to	9.95	325,343	0.26%	8.37%	to	7.16%
2011	1.50%	to	2.60%	50,099	10.35	to	9.28	496,562	0.47%	-6.92%	to	-7.96%
High Income Bond Fund II - Service Shares (FHIBS)
2015	1.50%	to	2.60%	79,104	20.30	to	17.41	1,519,361	5.30%	-4.18%	to	-5.25%
2014	1.50%	to	2.60%	86,163	21.19	to	18.38	1,736,607	6.01%	0.88%	to	-0.24%
2013	1.50%	to	2.60%	97,338	21.00	to	18.42	1,951,238	6.86%	5.13%	to	3.95%
2012	1.50%	to	2.60%	113,545	19.98	to	17.72	2,178,864	7.11%	12.59%	to	11.33%
2011	1.50%	to	2.60%	131,217	17.74	to	15.92	2,240,961	8.87%	3.35%	to	2.20%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.95%	to	2.25%	3,802,568	18.82	to	15.65	69,280,984	3.90%	-1.20%	to	-2.49%
2014	0.95%	to	2.25%	4,354,125	19.05	to	16.05	80,390,966	3.85%	2.81%	to	1.46%
2013	0.95%	to	2.25%	4,981,035	18.53	to	15.82	89,634,995	4.37%	0.08%	to	-1.24%
2012	0.95%	to	2.25%	5,823,950	18.52	to	16.02	104,920,544	4.21%	8.68%	to	7.25%
2011	0.95%	to	2.25%	6,746,552	17.04	to	14.94	112,074,014	5.41%	1.29%	to	-0.02%
Quality Bond Fund II - Service Shares (FQBS)
2015	1.50%	to	2.60%	191,517	14.56	to	12.49	2,646,387	3.59%	-1.93%	to	-3.03%
2014	1.50%	to	2.60%	218,149	14.84	to	12.88	3,092,039	3.64%	1.96%	to	0.82%
2013	1.50%	to	2.60%	259,067	14.56	to	12.77	3,614,276	4.09%	-0.76%	to	-1.87%
2012	1.50%	to	2.60%	284,778	14.67	to	13.01	4,020,956	3.90%	7.80%	to	6.59%
2011	1.50%	to	2.60%	345,820	13.61	to	12.21	4,539,246	5.21%	0.46%	to	-0.65%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2015	1.50%	to	2.60%	17,974	20.70	to	17.76	350,518	0.83%	-4.64%	to	-5.71%
2014	1.50%	to	2.60%	21,779	21.71	to	18.83	448,550	0.70%	4.92%	to	3.74%
2013	1.50%	to	2.60%	34,351	20.69	to	18.15	679,463	0.65%	28.23%	to	26.80%
2012	1.50%	to	2.60%	42,219	16.14	to	14.31	656,663	0.33%	25.15%	to	23.75%
2011	1.50%	to	2.60%	61,512	12.89	to	11.57	769,295	0.67%	-10.40%	to	-11.40%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2015	0.95%	to	1.30%	392,729	34.58	to	32.02	13,201,749	0.92%	-0.40%	to	-0.74%
2014	0.95%	to	1.30%	429,643	34.72	to	32.26	14,526,741	0.85%	10.75%	to	10.37%
2013	0.95%	to	1.35%	465,436	31.35	to	29.45	14,229,522	0.97%	29.90%	to	29.38%
2012	0.95%	to	1.35%	507,700	24.13	to	22.76	11,968,609	1.26%	15.20%	to	-14.72%
2011	0.95%	to	1.35%	545,334	20.95	to	19.84	11,175,941	0.87%	-3.56%	to	-3.92%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.95%	to	2.05%	1,108,475	8.58	to	7.70	9,394,370	0.91%	-21.50%	to	-22.38%
2014	0.95%	to	2.05%	1,251,643	10.93	to	9.92	13,535,715	0.60%	-13.59%	to	-14.56%
2013	0.95%	to	2.05%	1,355,265	12.65	to	11.61	17,002,586	0.67%	22.97%	to	21.60%
2012	0.95%	to	2.20%	1,612,415	10.29	to	9.45	16,496,248	0.67%	3.74%	to	2.42%
2011	0.95%	to	2.20%	2,263,082	9.92	to	9.23	22,325,584	0.76%	-6.10%	to	-7.28%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	0.95%	to	2.20%	8,247,677	$22.23	to	$14.00	$180,836,026	2.96%	-5.00%	to	-6.20%
2014	0.95%	to	2.25%	9,377,426	23.40	to	16.56	216,789,547	2.64%	7.61%	to	6.20%
2013	0.95%	to	2.25%	10,635,351	21.75	to	15.60	228,824,899	2.33%	26.80%	to	25.13%
2012	0.95%	to	2.25%	12,322,376	17.15	to	12.46	209,206,883	2.88%	16.07%	to	14.55%
2011	0.95%	to	2.25%	14,580,614	14.78	to	10.88	213,749,641	2.23%	-0.10%	to	-1.41%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	1.50%	to	2.60%	242,717	16.65	to	14.28	3,867,429	2.83%	-5.67%	to	-6.73%
2014	1.50%	to	2.60%	277,879	17.65	to	15.31	4,710,320	2.53%	6.85%	to	5.66%
2013	1.50%	to	2.60%	317,752	16.52	to	14.49	5,053,731	2.19%	25.91%	to	24.51%
2012	1.50%	to	2.60%	368,868	13.12	to	11.64	4,675,223	2.73%	15.30%	to	14.01%
2011	1.50%	to	2.60%	459,405	11.38	to	10.21	5,066,400	2.05%	-0.85%	to	-1.96%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.95%	to	1.95%	569,772	14.47	to	13.12	8,107,848	1.54%	-1.26%	to	-2.26%
2014	0.95%	to	1.95%	663,828	14.66	to	13.42	9,586,214	1.45%	3.36%	to	2.31%
2013	0.95%	to	1.95%	760,965	14.18	to	13.12	10,654,276	1.56%	12.32%	to	11.18%
2012	0.95%	to	1.80%	805,672	12.63	to	11.92	10,064,363	1.67%	10.62%	to	9.67%
2011	0.95%	to	1.80%	915,875	11.41	to	10.87	10,333,207	2.19%	-1.23%	to	-2.08%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.25%	to	2.25%	3,770	15.54	to	14.08	54,621	1.25%	2.91%	to	1.87%
2013	1.25%	to	2.25%	4,548	15.10	to	13.83	64,626	1.40%	11.78%	to	10.65%
2012	1.25%	to	2.25%	4,864	13.51	to	12.50	62,155	1.74%	10.19%		9.07%
2011	1.25%	to	2.25%	4,823	12.26	to	11.46	56,041	1.71%	-1.67%	to	-2.66%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.95%	to	1.85%	820,828	14.33	to	13.12	11,589,360	1.67%	-1.31%	to	-2.21%
2014	0.95%	to	1.85%	877,056	14.52	to	13.42	12,566,546	1.57%	3.67%	to	2.73%
2013	0.95%	to	1.85%	889,747	14.01	to	13.06	12,324,633	1.81%	14.85%	to	13.81%
2012	0.95%	to	1.95%	836,539	12.20	to	11.40	10,106,278	2.05%	12.11%	to	10.98%
2011	0.95%	to	1.95%	763,176	10.88	to	10.27	8,229,065	1.99%	-2.06%	to	-3.05%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.25%	to	2.25%	9,056	16.11	to	14.6	137,042	1.38%	3.29%	to	2,24%
2013	1.25%	to	2.25%	9,789	15.60	to	14.28	144,332	1.53%	14.19%	to	13.03%
2012	1.25%	to	2.25%	10,554	13.66	to	12.64	137,177	1.75%	11.65%	to	10.52%
2011	1.25%	to	2.25%	11,497	12.23	to	11.43	134,787	1.82%	-2.47%	to	-3.45%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.95%	to	2.05%	491,009	14.54	to	13.05	7,040,849	1.54%	-1.28%	to	-2.38%
2014	0.95%	to	2.05%	561,359	14.73	to	13.37	8,163,977	1.49%	3.87%	to	2.71%
2013	0.95%	to	1.80%	582,494	14.18	to	13.27	8,172,824	1.74%	20.34%	to	19.31%
2012	0.95%	to	1.80%	569,456	11.78	to	11.12	6,650,619	1.97%	14.38%	to	13.40%
2011	0.95%	to	1.80%	605,991	10.30	to	9.81	6,195,674	2.16%	-3.62%	to	-4.44%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.25%	to	2.25%	19,002	16.82	to	15.24	309,821	1.29%	3.43%	to	2.39%
2013	1.25%	to	2.25%	21,000	16.26	to	14.88	332,291	1.46%	19.89%	to	18.68%
2012	1.25%	to	2.25%	23,092	13.56	to	12.54	305,870	1.83%	13.74%	to	12.58%
2011	1.25%	to	2.25%	26,670	11.92	to	11.13	311,288	1.97%	-4.04%	to	-5.01%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2015	0.95%	to	1.30%	60,656	19.82	to	18.07	1,124,906	0.06%	4.48%	to	4.09%
2014	0.95%	to	1.30%	62,685	18.97	to	17.36	1,114,397	0.11%	11.00%	to	10.64%
2013	0.95%	to	1.30%	73,114	17.09	to	15.69	1,172,662	0.19%	36.50%	to	35.99%
2012	0.95%	to	1.30%	83,048	12.52	to	11.53	977,697	0.34%	18.34%	to	17.86%
2011	0.95%	to	1.20%	65,159	10.58	to	9.92	650,728	0.05%	1.24%	to	1.02%
VIP Growth Portfolio - Service Class (FGS)
2015	0.95%	to	2.20%	7,150,108	25.27	to	13.45	170,318,963	0.16%	6.04%	to	4.70%
2014	0.95%	to	2.20%	7,796,816	23.83	to	12.84	174,901,353	0.09%	10.13%	to	8.74%
2013	0.95%	to	2.20%	8,522,611	21.64	to	11.81	174,182,549	0.19%	34.91%	to	33.21%
2012	0.95%	to	2.20%	9,695,757	16.04	to	8.87	147,152,178	0.47%	13.45%	to	12.02%
2011	0.95%	to	2.20%	11,526,597	14.14	to	7.92	154,239,022	0.24%	-0.81%	to	-2.06%
VIP Growth Portfolio - Service Class 2 (FG2)
2015	1.50%	to	2.60%	137,756	18.34	to	15.73	2,421,026	0.03%	5.30%	to	4.12%
2014	1.50%	to	2.60%	150,437	17.42	to	15.11	2,518,512	0.00%	9.35%	to	8.13%
2013	1.50%	to	2.60%	174,860	15.93	to	13.97	2,672,773	0.05%	33.96%	to	32.47%
2012	1.50%	to	2.60%	189,748	11.89	to	10.55	2,176,630	0.33%	12.68%	to	11.42%
2011	1.50%	to	2.60%	224,696	10.55	to	9.47	2,294,256	0.12%	-1.53%	to	-2.63%
VIP High Income Portfolio - Service Class (FHIS)
2015	0.95%	to	2.20%	3,163,780	15.17	to	11.63	48,666,512	6.38%	-4.65%	to	-5.87%
2014	0.95%	to	2.20%	2,134,772	15.91	to	12.35	34,429,561	5.41%	0.11%	to	-1.15%
2013	0.95%	to	2.20%	2,423,871	15.89	to	12.50	39,104,663	5.44%	4.87%	to	3.54%
2012	0.95%	to	2.20%	2,889,322	15.15	to	12.07	44,514,658	5.45%	13.11%	to	11.68%
2011	0.95%	to	2.20%	3,441,039	13.40	to	10.81	46,947,223	6.15%	2.94%	to	1.65%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.95%	to	2.10%	2,361,146	$14.74	to	$12.71	$34,049,410	2.40%	-1.65%	to	-2.79%
2014	0.95%	to	1.85%	2,667,673	15.61	to	13.47	39,225,197	2.07%	4.75%	to	3.80%
2013	0.95%	to	2.20%	3,020,099	14.31	to	12.49	42,470,243	2.06%	-2.82%	to	-4.05%
2012	0.95%	to	2.20%	3,975,975	14.72	to	13.02	57,606,006	2.14%	4.76%	to	3.44%
2011	0.95%	to	2.05%	4,529,810	14.05	to	12.77	62,756,257	3.03%	6.19%	to	5.02%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.95%	to	2.20%	1,661,426	16.64	to	14.72	27,218,242	0.37%	-2.44%	to	-3.67%
2014	0.95%	to	2.20%	1,970,607	22.6	to	15.28	33,155,493	0.15%	5.19%	to	3.86%
2013	0.95%	to	2.20%	2,291,393	16.22	to	14.71	36,702,772	0.39%	34.77%	to	33.07%
2012	0.95%	to	2.20%	2,847,168	16.07	to	11.06	33,890,768	0.48%	13.66%	to	12.22%
2011	0.95%	to	2.20%	3,553,566	10.59	to	9.85	37,259,289	0.13%	-11.56%	to	-12.68%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2015	1.50%	to	2.60%	133,175	29.16	to	25.01	3,697,517	0.24%	-3.10%	to	-4.19%
2014	1.50%	to	2.60%	159,648	30.09	to	26.1	4,596,858	0.02%	4.44%	to	3.27%
2013	1.50%	to	2.60%	185,686	28.81	to	25.27	5,132,066	0.27%	33.83%	to	32.34%
2012	1.50%	to	2.60%	225,619	21.53	to	19.10	4,685,563	0.38%	12.84%	to	11.58%
2011	1.50%	to	2.60%	257,566	19.08	to	17.12	4,757,756	0.02%	-12.19%	to	-13.17%
VIP Overseas Portfolio - Service Class (FOS)
2015	0.95%	to	2.20%	1,774,756	17.98	to	12.25	31,896,185	1.54%	2.51%	to	1.21%
2014	0.95%	to	2.20%	745,111	17.54	to	12.10	13,047,672	1.17%	-9.03%	to	-10.18%
2013	0.95%	to	2.20%	847,048	19.28	to	13.48	16,317,408	1.25%	29.14%	to	27.51%
2012	0.95%	to	2.20%	979,779	14.93	to	10.57	14,631,223	1.78%	19.39%	to	17.88%
2011	0.95%	to	2.20%	1,153,475	12.51	to	8.96	14,432,905	1.18%	-18.01%	to	-19.05%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	1.50%	to	2.60%	171,574	9.35	to	9.28	1,600,555	1.03%	-6.52%	to	-7.22%	****
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.95%	to	2.05%	403,370	22.66	to	19.45	8,930,796	0.97%	-3.98%	to	-5.04%
2014	0.95%	to	2.20%	490,540	23.6	to	20.09	11,299,592	0.84%	5.68%	to	4.35%
2013	0.95%	to	2.20%	579,506	22.33	to	19.25	12,648,432	0.79%	29.21%	to	27.58%
2012	0.95%	to	2.05%	680,153	17.28	to	15.34	11,549,104	0.50%	25.89%	to	24.49%
2011	0.95%	to	2.05%	774,871	13.73	to	12.32	10,470,435	0.80%	-9.71%	to	-10.71%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.95%	to	2.20%	2,883,076	14.57	to	12.89	41,207,872	4.79%	-7.94%	to	-9.10%
2014	0.95%	to	2.20%	3,904,594	15.83	to	14.18	60,696,543	4.97%	3.62%	to	2.31
2013	0.95%	to	2.20%	3,963,678	15.28	to	13.86	59,562,946	6.38%	12.86%	to	11.44%
2012	0.95%	to	2.20%	3,981,931	13.54	to	12.44	53,095,603	6.44%	11.58%	to	10.17%
2011	0.95%	to	2.20%	4,067,800	12.13	to	11.29	48,728,371	5.83%	1.41%	to	0.14%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	1.25%	to	2.25%	38,167	20.16	to	17.12	741,786	1.31%	7.36%	to	6.28%
2013	1.25%	to	2.25%	43,332	18.78	to	16.11	786,584	1.51%	28.07%	to	26.77%
2012	1.25%	to	2.25%	47,724	14.66	to	12.71	676,912	1.62%	10.56%	to	9.44%
2011	1.25%	to	2.25%	55,911	13.26	to	11.61	717,755	1.48%	4.67%	to	3.62%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.95%	to	1.85%	607,028	14.63	to	13.39	8,815,407	0.64%	-8.27%	to	-9.10%
2014	0.95%	to	1.85%	741,947	15.94	to	14.73	11,761,173	0.61%	-0.38%	to	-1.29%
2013	0.95%	to	2.20%	924,905	16.01	to	14.52	14,759,707	1.28%	34.94%	to	33.24%
2012	0.95%	to	2.20%	1,017,605	11.86	to	10.90	12,077,628	0.77%	17.26%	to	15.78%
2011	0.95%	to	1.85%	1,387,527	10.12	to	9.61	14,108,091	0.68%	-4.67%	to	-5.54%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.95%	to	2.05%	399,911	7.46	to	7.32	2,973,906	2.13%	-20.37%	to	-21.25%
2014	0.95%	to	2.05%	453,033	9.37	to	8.92	4,238,763	1.49%	-6.31%	to	-7.01%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.95%	to	1.95%	642,770	8.04	to	7.90	5,170,898	3.52%	-7.38%	to	-8.32%
2014	0.95%	to	1.95%	866,682	8.68	to	8.62	7,541,374	2.83%	-13.21%	to	-13.80%	****
2013			1.25%	1,399			19.86	27,781	2.29%			21.43%
2012			1.25%	1,524			16.35	24,909	2.94%			16.75%
2011			1.25%	1,784			14.00	24,991	1.65%			-11.75%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.95%	to	2.20%	3,125,167	9.50	to	9.30	29,609,643	7.99%	-5.21%	to	-6.41%
2014	0.95%	to	2.20%	3,710,891	10.02	to	9.94	37,147,623	5.15%	0.21%	to	-0.64%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.95%	to	2.05%	530,907	12.04	to	11.06	6,299,895	3.07%	-7.10%	to	-8.14%
2014	0.95%	to	2.05%	601,402	12.97	to	12.03	7,698,785	2.82%	1.87%	to	0.74%
2013	0.95%	to	2.05%	478,758	12.73	to	11.95	6,019,658	12.55%	22.59%	to	21.23%
2012	0.95%	to	1.95%	345,064	10.38	to	9.90	3,546,176	3.07%	14.23%	to	13.08%
2011	0.95%	to	1.95%	452,981	9.09	to	8.76	4,084,106	0.01%	-2.48%	to	-3.46%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***				Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.95%	to	2.20%	1,530,843	$10.98	to	$9.35	$16,370,880	1.29%	-0.77%	to	-2.02%
2014	0.95%	to	2.35%	1,702,995	11.06	to	9.37	18,410,273	1.45%	-0.35%	to	-1.75%
2013	0.95%	to	2.35%	2,364,681	11.10	to	9.54	25,702,062	2.57%	-0.34%	to	-1.75%
2012	0.95%	to	2.35%	1,803,378	11.14	to	9.71	19,676,659	2.89%	3.61%	to	2.14%
2011	0.95%	to	2.35%	2,113,398	10.75	to	9.50	22,278,758	3.64%	-0.66%	to	-2.06%
Guardian Portfolio - I Class Shares (AMGP)
2015	1.60%	to	1.75%	11,362	25.29	to	16.89	204,993	0.68%	-6.49%	to	-6.63%
2014	1.60%	to	1.75%	12,744	27.04	to	18.09	245,173	0.46%	7.28%	to	7.12%
2013	1.60%	to	1.75%	12,897	25.21	to	16.89	231,416	0.83%	36.60%	to	36.39%
2012	1.60%	to	1.75%	13,209	18.45	to	12.39	173,493	0.26%	10.92%	to	10.75%
2011	1.60%	to	1.75%	15,702	16.64	to	11.18	184,483	0.47%	-4.49%	to	-4.64%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	1.60%	to	1.75%	8,929	30.30	to	21.19	208,161	0.00%	-0.35%	to	-0.50%
2014	1.60%	to	1.75%	8,785	30.40	to	21.29	206,691	0.00%	5.86%	to	5.70%
2013	1.60%	to	1.75%	13,643	28.72	to	20.15	295,847	0.00%	30.49%	to	30.29%
2012	1.60%	to	1.75%	14,902	22.01	to	15.46	248,502	0.00%	10.61%	to	10.44%
2011	1.60%	to	1.75%	17,132	19.90	to	14.00	264,073	0.00%	-1.13%	to	-1.28%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.95%	to	2.60%	123,445	9.59	to	9.56	1,182,569	0.00%	-4.14%	to	-4.40%		****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	1.60%	to	1.75%	2,677	18.85	to	13.97	43,707	0.77%	-16.78%	to	-13.35%
2014	1.60%	to	1.75%	2,502	21.72	to	16.12	46,630	0.72%	8.09%	to	7.93%
2013	1.60%	to	1.75%	2,653	20.10	to	14.94	46,229	1.16%	29.04%	to	28.84%
2012	1.60%	to	1.75%	4,405	15.57	to	11.59	55,896	0.45%	14.73%	to	14.55%
2011	1.60%	to	1.75%	4,144	13.58	to	10.12	46,304	0.00%	-12.77%	to	-12.91%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011			1.25%	244			11.39	2,783	0.35%			-7.87%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.95%	to	1.95%	416,126	21.17	to	18.81	8,694,835	0.55%	-1.41%	to	-2.40%
2014	0.95%	to	1.90%	509,600	21.47	to	19.38	10,794,836	0.36%	9.33%	to	8.28%
2013	0.95%	to	2.20%	582,312	19.64	to	17.37	11,268,503	0.73%	36.30%	to	34.58%
2012	0.95%	to	2.10%	537,817	14.41	to	13.02	7,663,164	0.23%	9.92%	to	8.64%
2011	0.95%	to	2.45%	634,052	13.11	to	11.66	8,224,270	0.31%	-4.00%	to	-5.45%
International Growth Fund/VA- Service Shares (OVIGS)
2015	0.95%	to	1.65%	71,796	9.25	to	9.14	662,918	1.26%	2.13%	to	1.40%
2014	0.95%	to	1.65%	54,549	9.06	to	9.01	493,094	0.43%	-9.45%	to	-9.87%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2015	0.95%	to	1.35%	135,226	25.34	to	25.94	3,621,293	0.09%	2.55%	to	2.17%
2014	0.95%	to	1.35%	133,056	24.71	to	25.39	3,478,011	0.44%	14.35%
2013	0.95%	to	1.35%	145,166	21.61	to	22.31	3,322,094	0.99%	28.51%	to	27.99%
2012	0.95%	to	1.35%	156,559	16.82	to	17.43	2,791,859	0.66%	13.03%	to	-12.60%
2011	0.95%	to	1.35%	178,265	14.88	to	15.48	2,815,319	0.37%	-2.09%	to	-2.46%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.95%	to	2.60%	5,538,496	20.14	to	15.48	107,992,018	1.31%	2.97%	to	1.24%
2014	0.95%	to	2.60%	6,168,087	19.56	to	15.29	117,074,386	1.38%	1.32%	to	-0.37%
2013	0.95%	to	2.40%	2,608,469	19.31	to	15.78	49,006,436	1.39%	26.13%	to	24.25%
2012	0.95%	to	2.40%	3,050,182	22.92	to	12.70	45,550,676	2.16%	20.11%	to	18.35%
2011	0.95%	to	2.40%	3,666,878	12.75	to	10.73	45,704,064	1.34%	-9.16%	to	-10.49%
Global Securities Fund/VA - Service Class (OVGSS)
2015	1.50%	to	2.35%	57,832	21.80	to	19.37	1,200,945	1.07%	2.12%	to	1.24%
2014	1.50%	to	2.35%	61,526	21.35	to	19.13	1,256,946	0.89%	0.53%	to	-0.34%
2013	1.50%	to	2.60%	73,423	21.24	to	18.63	1,498,522	1.22%	25.09%	to	23.69%
2012	1.50%	to	2.60%	85,619	16.98	to	15.06	1,402,134	1.90%	19.13%	to	17.80%
2011	1.50%	to	2.60%	125,525	14.25	to	12.79	1,737,120	1.14%	-9.90%	to	-10.90%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.95%	to	2.20%	4,010,056	20.88	to	14.28	86,928,151	0.93%	2.35%	to	1.06%
2014	0.95%	to	2.20%	4,629,367	20.4	to	14.13	98,161,966	0.83%	9.65%	to	8.27%
2013	0.95%	to	2.25%	5,261,993	18.61	to	12.12	101,913,976	1.15%	30.52%	to	28.81%
2012	0.95%	to	2.25%	6,117,718	14.26	to	9.41	90,848,370	0.98%	15.76%	to	14.24%
2011	0.95%	to	2.25%	7,294,295	12.32	to	8.24	93,789,052	0.88%	-0.97%	to	-2.26%
Main Street Fund(R)/VA - Service Class (OVGIS)
2015	1.50%	to	2.60%	105,613	18.24	to	15.64	1,868,553	0.65%	1.56%	to	0.43%
2014	1.50%	to	2.60%	149,873	17.96	to	15.58	2,621,809	0.57%	8.74%	to	7.53%
2013	1.50%	to	2.60%	166,445	16.52	to	14.49	2,676,545	0.86%	29.47%	to	28.02%
2012	1.50%	to	2.60%	197,383	12.76	to	11.32	2,448,732	0.66%	14.86%	to	13.57%
2011	1.50%	to	2.60%	233,999	11.11	to	9.96	2,533,407	0.61%	-1.81%	to	-2.90%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.95%	to	2.20%	567,437	$16.40	to	$14.51	$9,153,753	0.90%	-6.79%	to	-7.97%
2014	0.95%	to	1.85%	656,479	17.60	to	16.26	11,378,849	0.91%	10.87%	to	9.86%
2013	0.95%	to	1.85%	693,994	15.87	to	14.80	10,863,061	0.85%	39.68%	to	38.41%
2012	0.95%	to	1.85%	1,043,075	11.36	to	10.69	11,787,120	0.43%	16.86%	to	15.80%
2011	0.95%	to	1.85%	1,204,457	9.72	to	9.23	11,651,166	0.57%	-3.14%	to	-4.02%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014			1.25%	7,048			24.98	176,054	0.63%			10.26%
2013			1.25%	7,696			22.66	174,347	0.67%			38.87%
2012			1.25%	10,227			16.31	166,865	0.33%			16.20%
2011			1.25%	11,138			14.04	156,394	0.41%			-3.60%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	0.95%	to	2.20%	2,385,519	20.98	to	14.21	53,921,063	0.00%	5.59%	to	4.26%
2014	0.95%	to	2.20%	2,660,881	22.93	to	13.63	57,039,433	0.00%	4.78%	to	3.46%
2013	0.95%	to	2.25%	3,051,357	18.96	to	7.17	62,518,687	0.01%	34.69%	to	32.93%
2012	0.95%	to	2.25%	3,506,895	14.08	to	5.39	53,390,563	0.00%	15.34%	to	13.82%
2011	0.95%	to	2.25%	4,099,641	12.20	to	4.74	54,135,465	0.00%	0.08%	to	-1.17%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.95%	to	2.20%	437,449	9.91	to	9.52	4,313,271	6.26%	-3.19%	to	-4.41%
2014	0.95%	to	2.20%	474,125	10.24	to	9.96	4,834,025	4.34%	1.86%	to	0.58%
2013	0.95%	to	2.20%	466,186	10.05	to	9.90	4,676,428	5.83%	-1.08%	to	-2.33%
2012	0.95%	to	1.75%	125,636	10.16	to	10.15	1,276,369	0.00%	1.62%	to	1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2015	1.50%	to	2.60%	124,990	17.01	to	14.59	2,045,017	5.45%	-3.95%	to	-5.03%
2014	1.50%	to	2.60%	161,421	17.71	to	15.36	2,759,698	3.90%	0.95%	to	-0.17%
2013	1.50%	to	2.60%	178,348	17.55	to	15.39	3,027,647	4.65%	-1.86%	to	-2.96%
2012	1.50%	to	2.60%	199,380	17.88	to	15.86	3,458,755	5.83%	11.45%	to	10.20%
2011	1.50%	to	2.60%	235,323	16.04	to	14.39	3,665,294	2.78%	-0.86%	to	-1.96%
All Asset Portfolio - Advisor Class (PMVAAD)
2015	0.95%	to	1.95%	506,374	9.45	to	9.11	4,761,861	3.14%	-10.05%	to	-10.96%
2014	0.95%	to	1.95%	569,310	10.51	to	10.23	5,959,274	5.25%	-0.50%	to	-1.50%
2013	0.95%	to	1.95%	522,258	10.56	to	10.38	5,501,980	4.99%	-0.84%	to	-1.84%
2012	0.95%	to	2.10%	345,476	10.65	to	10.57	3,675,070	5.57%	6.50%	to	5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2015	0.95%	to	1.65%	198,637	11.17	to	10.65	2,194,419	1.41%	-8.06%	to	-8.71%
2014	0.95%	to	1.65%	340,373	12.15	to	11.67	4,085,370	2.00%	-0.65%	to	-1.35%
2013	0.95%	to	1.65%	423,279	12.23	to	11.83	5,126,025	1.67%	-7.45%	to	-8.11%
2012	0.95%	to	1.85%	586,111	13.21	to	12.78	7,693,194	5.33%	4.23%	to	3.28%
2011	0.95%	to	2.20%	790,240	12.68	to	12.25	9,964,732	1.92%	7.39%	to	6.04%
Low Duration Portfolio - Advisor Class (PMVLAD)
2015	0.95%	to	2.20%	3,154,650	11.73	to	10.78	36,550,691	3.55%	-0.74%	to	-2.00%
2014	0.95%	to	2.20%	2,805,641	11.82	to	11	32,790,936	1.02%	-0.21%	to	-1.47%
2013	0.95%	to	2.20%	3,315,426	11.84	to	11.16	38,898,969	1.37%	-1.18%	to	-2.43%
2012	0.95%	to	2.20%	3,531,011	11.98	to	11.44	42,000,403	1.80%	4.74%	to	3.42%
2011	0.95%	to	2.20%	3,301,266	11.44	to	11.06	37,584,910	1.58%	0.05%	to	-1.21%
Real Return Portfolio - Administrative Class (PMVRRA)
2015	0.95%	to	1.30%	61,922	13.57	to	13.12	827,454	4.00%	-3.62%	to	-3.95%
2014	0.95%	to	1.30%	60,865	14.08	to	13.66	845,404	1.42%	2.10%	to	1.78%
2013	0.95%	to	1.30%	67,335	13.79	to	13.42	917,457	1.62%	-10.08%	to	-10.40%
2012	0.95%	to	1.30%	79,167	15.33	to	14.98	1,201,582	1.05%	-7.73%	to	-7.31%
2011	0.95%	to	1.30%	86,160	14.23	to	13.96	1,216,314	1.96%	10.57%	to	10.27%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.95%	to	1.30%	85,220	15.58	to	15.06	1,307,684	4.88%	-0.51%	to	-0.86%
2014	0.95%	to	1.30%	92,939	15.66	to	15.19	1,435,512	2.17%	3.30%	to	2.91%
2013	0.95%	to	1.30%	103,230	15.16	to	14.76	1,546,318	2.14%	-2.89%	to	-3.23%
2012	0.95%	to	1.30%	184,087	15.61	to	15.25	2,846,766	2.57%	-8.55%	to	-8.16%
2011	0.95%	to	1.30%	189,504	14.38	to	14.10	2,705,068	2.62%	2.64%	to	2.25%
Total Return Portfolio - Advisor Class (PMVTRD)
2015	0.95%	to	1.75%	1,196,231	10.82	to	10.42	12,859,723	4.62%	-0.62%	to	-1.42%
2014	0.95%	to	1.75%	1,262,722	10.89	to	10.57	13,678,875	2.02%	3.18%	to	2.34%
2013	0.95%	to	2.20%	1,666,977	10.55	to	10.20	17,516,266	2.11%	-2.98%	to	-4.21%
2012	0.95%	to	2.20%	1,553,315	10.88	to	10.65	16,852,755	2.46%	8.46%	to	7.09%
2011	0.95%	to	2.10%	619,895	10.03	to	9.95	6,207,984	1.64%	0.28%	to	-0.50%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2015	0.95%	to	1.35%	37,557	9.40	to	9.34	352,624	5.28%	-3.29%	to	-3.68%
2014	0.95%	to	1.35%	15,712	9.72	to	9.70	152,585	3.07%	-2.76%	to	-3.02%	****
VT Growth & Income Fund: Class IB (PVGIB)
2014			1.25%	744			18.36	13,660	1.34%			9.35%
2013			1.25%	808			16.79	13,573	1.67%			33.98%
2012			1.25%	877			12.53	10,993	1.72%			17.64%
2011			1.25%	950			10.65	10,123	1.25%			-5.83%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VI American Franchise Fund - Series II Shares (ACEG2)
2015	0.95%	to	2.60%	140,003	$14.88	to	$15.16	$2,255,818	0.00%	3.76%	to	2.03%
2014	0.95%	to	2.60%	142,833	14.34	to	14.86	2,246,259	0.00%	7.14%	to	5.36%
2013	0.95%	to	2.60%	228,562	13.39	to	14.10	3,279,415	0.22%	38.47%	to	36.16%
2012	0.95%	to	2.60%	188,672	9.67	to	10.36	2,031,028	0.00%	-3.31%	to	10.44%	****
2011	1.50%	to	2.60%	113,135	10.45	to	9.38	1,140,716	0.00%	-7.79%	to	-8.82%
VI Comstock Fund - Series II Shares (ACC2)
2015	1.50%	to	2.60%	209,478	18.46	to	15.84	3,699,206	1.60%	-7.60%	to	-8.63%
2014	1.50%	to	2.60%	264,718	19.98	to	17.33	5,081,741	1.04%	7.46%	to	6.26%
2013	1.50%	to	2.60%	343,323	18.59	to	16.31	6,163,839	1.43%	33.62%	to	32.13%
2012	1.50%	to	2.60%	412,036	13.92	to	12.34	5,548,327	1.42%	17.14%	to	15.83%
2011	1.50%	to	2.60%	512,532	11.88	to	10.66	5,900,442	1.36%	-3.57%	to	-4.65%
VI American Franchise Fund - Series I Shares (ACEG)
2015	0.95%	to	1.30%	1,478	15.02	to	14.83	22,028	0.00%	4.01%	to	3.64%
2014	0.95%	to	1.30%	1,817	14.44	to	14.31	26,109	0.03%	7.41%	to	7.03%
2013	0.95%	to	1.40%	4,408	13.45	to	13.34	59,050	0.44%	38.81%	to	38.18%
2012	0.95%	to	1.40%	4,630	9.69	to	9.66	44,799	0.00%	-3.13%	to	-3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011			1.25%	6,785			9.47	64,249	0.61%			-4.60%
VI Core Equity Fund - Series I Shares (AVGI)
2015	0.95%	to	1.55%	157	19.48	to	17.88	2,906	0.98%	-6.67%	to	-7.23%
2014	0.95%	to	1.55%	986	20.88	to	19.28	19,891	0.70%	7.12%	to	6.47%
2013	0.95%	to	1.55%	3,228	19.49	to	18.10	59,276	1.29%	28.02%	to	27.25%
2012	0.95%	to	1.55%	4,438	15.22	to	14.23	64,665	0.74%	12.80%	to	12.11%
2011	0.95%	to	1.55%	11,470	13.50	to	12.69	147,542	0.49%	-1.01%	to	-1.61%
VI Core Equity Fund - Series II Shares (AVCE2)
2015	1.50%	to	2.50%	34,516	14.65	to	13.27	485,161	0.91%	-7.41%	to	-8.35%
2014	1.50%	to	2.50%	36,293	15.83	to	14.48	553,146	0.63%	6.23%	to	5.15%
2013	1.50%	to	2.50%	42,811	14.90	to	13.78	616,753	1.26%	27.00%	to	25.71%
2012	1.50%	to	2.50%	51,171	11.73	to	10.96	584,210	0.84%	11.91%	to	10.77%
2011	1.50%	to	2.50%	63,040	10.48	to	9.89	645,547	0.74%	-1.79%	to	-2.78%
VI Equity and Income Fund - Series I Shares (IVKEI1)
2015	0.95%	to	1.70%	18,079	13.22	to	12.76	235,344	2.41%	-3.22%	to	-3.95%
2014	0.95%	to	1.70%	25,674	13.66	to	13.28	347,063	1.80%	8.00%	to	7.18%
2013	0.95%	to	1.70%	25,948	12.65	to	12.39	325,654	1.77%	23.99%	to	23.06%
2012	0.95%	to	1.55%	23,707	10.20	to	10.10	241,404	1.84%	11.50%	to	10.83%
2011	0.95%	to	1.55%	26,106	9.15	to	9.11	238,623	0.28%	-8.52%	to	-8.89%	****
VI Global Health Care Fund - Series I Shares (IVHS)
2015	0.95%	to	1.20%	19,240	22.87	to	22.33	433,522	0.00%	2.19%	to	1.96%
2014	0.95%	to	1.20%	20,201	22.38	to	21.90	446,575	0.00%	18.54%	to	18.19%
2013	0.95%	to	1.20%	16,890	18.88	to	18.53	315,457	0.75%	39.21%	to	38.86%
2012	0.95%	to	1.25%	13,126	13.57	to	13.30	176,151	0.00%	19.77%	to	19.39%
2011	0.95%	to	1.25%	7,570	11.33	to	11.14	84,962	0.00%	3.00%	to	2.67%
VI Global Real Estate Fund - Series I Shares (IVRE)
2015	0.95%	to	1.30%	18,254	13.25	to	12.81	237,992	3.21%	-2.43%	to	-2.81%
2014	0.95%	to	1.30%	22,119	13.58	to	13.18	296,027	1.62%	13.55%	to	13.13%
2013	0.95%	to	1.30%	23,003	11.96	to	11.65	271,759	3.07%	1.74%	to	1.38%
2012	0.95%	to	1.30%	32,559	11.76	to	11.49	378,685	0.57%	26.86%	to	26.40%
2011	0.95%	to	1.30%	31,564	9.27	to	9.09	289,925	3.29%	-7.39%	to	-7.72%
Diversified Stock Fund Class A Shares (VYDS)
2015	0.95%	to	1.60%	156,255	18.24	to	16.28	2,751,608	0.57%	-4.03%	to	-4.66%
2014	0.95%	to	1.65%	180,037	19.01	to	16.94	3,311,651	0.88%	9.15%	to	8.38%
2013	0.95%	to	1.65%	223,117	17.41	to	15.63	3,768,623	0.62%	32.66%	to	31.72%
2012	0.95%	to	1.65%	248,424	13.13	to	11.87	3,167,471	0.95%	15.17%	to	14.36%
2011	0.95%	to	1.65%	294,187	11.40	to	10.38	3,264,930	0.64%	-7.71%	to	-8.36%
Micro-Cap Portfolio - Investment Class (ROCMC)
2015	0.95%	to	1.25%	34,306	11.82	to	11.48	398,801	0.00%	-13.28%	to	-13.55%
2014	0.95%	to	1.25%	41,683	13.63	to	13.28	559,848	0.00%	-4.50%	to	-4.80%
2013	0.95%	to	1.25%	50,157	14.28	to	13.95	706,555	0.45%	19.84%	to	19.47%
2012	0.95%	to	1.25%	67,539	11.91	to	11.68	795,615	0.00%	6.53%	to	6.28%
2011	0.95%	to	1.25%	75,757	11.18	to	10.99	838,766	2.27%	-12.93%	to	-13.19%
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.95%	to	1.55%	112,925	10.39	to	10.22	1,168,905	0.55%	0.88%	to	0.27%
2014	0.95%	to	1.50%	52,064	10.30	to	10.20	534,409	0.00%	3.67%	to	3.09%
2013	0.95%	to	1.35%	23,432	9.93	to	9.91	232,386	0.00%	-0.68%	to	-0.95%	****
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2015	1.10%	to	1.15%	16,177	11.93	to	11.87	192,619	3.44%	-1.73%	to	-1.82%
2014	1.10%	to	1.30%	20,950	12.14	to	11.93	253,773	0.00%	3.85%	to	3.65%
2013	1.10%	to	1.30%	19,296	11.69	to	11.51	225,180	0.00%	17.97%	to	17.73%
2012	1.10%	to	1.30%	17,262	9.91	to	9.78	170,809	0.00%	15.23%	to	15.06%
2011	1.10%	to	1.30%	26,678	8.60	to	8.50	228,895	0.00%	-16.67%	to	-16.91%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2015	0.95%	to	1.30%	11,328	$14.83	to	$14.34	$165,874	1.18%	-1.07%	to	-1.38%
2014	1.10%	to	1.30%	10,981	14.79	to	14.54	162,270	0.00%	11.79%	to	11.59%
2013	1.10%	to	1.30%	11,982	13.23	to	13.03	158,422	0.00%	29.08%	to	28.82%
2012	1.10%	to	1.30%	12,558	10.25	to	10.12	128,481	0.00%	14.53%	to	14.35%
2011	0.95%	to	1.30%	15,074	9.03	to	8.85	134,874	0.00%	-5.25%	to	-5.55%
Series N (Managed Asset Allocation Series) (SBLN)
2015	1.10%	to	1.30%	16,970	14.88	to	14.59	252,068	1.10%	-1.00%	to	-1.22%
2014	0.95%	to	1.30%	19,429	15.22	to	14.77	291,534	0.00%	5.69%	to	5.35%
2013	0.95%	to	1.30%	19,651	14.40	to	14.02	279,378	0.00%	13.24%	to	12.84%
2012	0.95%	to	1.30%	14,756	12.72	to	12.43	185,513	0.00%	12.02%	to	11.64%
2011	1.10%	to	1.25%	8,621	11.24	to	11.14	96,775	0.00%	-0.44%	to	-0.63%
Series O (All Cap Value Series) (SBLO)
2015	0.95%	to	1.15%	12,764	15.47	to	15.17	195,074	1.01%	-5.61%	to	-5.78%
2014	0.95%	to	1.20%	22,526	16.39	to	16.03	364,018	0.00%	6.64%	to	6.30%
2013	0.95%	to	1.20%	23,292	15.37	to	15.08	353,805	0.00%	31.95%	to	31.61%
2012	0.95%	to	1.20%	24,139	11.65	to	11.46	278,378	0.00%	14.44%	to	14.14%
2011	0.95%	to	1.20%	76,596	10.18	to	10.04	774,297	0.00%	-5.30%	to	-5.55%
Series P (High Yield Series) (SBLP)
2015	0.95%	to	1.30%	15,170	16.83	to	16.27	251,456	10.07%	-4.86%	to	-5.24%
2014	0.95%	to	1.30%	15,960	17.69	to	17.17	278,530	0.00%	1.49%	to	1.24%
2013	0.95%	to	1.30%	17,128	17.43	to	16.96	294,991	0.00%	6.36%	to	5.99%
2012	0.95%	to	1.30%	29,664	16.38	to	16.01	481,279	0.00%	13.75%	to	13.39%
2011	0.95%	to	1.30%	29,110	14.40	to	14.12	416,021	0.00%	-0.96%	to	-1.33%
Series Q (Small Cap Value Series) (SBLQ)
2015	0.95%	to	1.30%	33,257	18.28	to	17.67	598,567	0.00%	-7.54%	to	-7.82%
2014	0.95%	to	1.30%	41,661	19.77	to	19.17	811,623	0.01%	-2.27%	to	-2.69%
2013	0.95%	to	1.30%	47,503	20.23	to	19.70	948,789	0.00%	35.49%	to	35.02%
2012	0.95%	to	1.30%	58,150	14.93	to	14.59	858,607	0.00%	18.30%	to	17.95%
2011	0.95%	to	1.30%	73,734	12.62	to	12.37	921,474	0.00%	-5.47%	to	-5.86%
Series V (Mid Cap Value Series) (SBLV)
2015	0.95%	to	1.30%	101,394	16.54	to	15.99	1,650,698	0.61%	-7.70%	to	-8.00%
2014	0.95%	to	1.30%	111,561	17.92	to	17.38	1,970,122	0.00%	-0.06%	to	-0.40%
2013	0.95%	to	1.30%	127,816	17.93	to	17.45	2,262,464	0.00%	32.06%	to	31.59%
2012	0.95%	to	1.30%	161,868	13.58	to	13.26	2,173,908	0.00%	16.07%	to	15.61%
2011	0.95%	to	1.30%	165,613	11.70	to	11.47	1,920,046	0.00%	-8.38%	to	-8.75%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2015	0.95%	to	1.15%	13,076	15.42	to	15.13	198,789	0.71%	-2.22%	to	-2.39%
2014			1.10%	15,412			15.57	239,965	0.00%			7.60%
2013			1.10%	15,693			14.47	227,078	0.00%			39.78%
2012	1.10%	to	1.15%	8,905	10.35	to	10.32	92,155	0.00%	10.34%	to	10.26%
2011	1.10%	to	1.15%	8,735	9.38	to	9.36	81,932	0.00%	-3.10%	to	-3.01%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2015	0.95%	to	1.25%	16,765	15.09	to	14.66	248,512	0.38%	4.50%	to	4.19%
2014	1.10%	to	1.25%	2,232	14.26	to	14.07	31,659	0.00%	13.99%	to	13.74%
2013	1.10%	to	1.25%	2,998	12.51	to	12.37	37,391	0.00%	26.86%	to	26.67%
2012	1.10%	to	1.25%	2,881	9.86	to	9.76	28,340	0.00%	9.43%	to	9.29%
2011	1.10%	to	1.25%	1,849	9.01	to	8.93	16,622	0.00%	-5.36%	to	-5.50%
Health Sciences Portfolio - II (TRHS2)
2015	0.95%	to	2.60%	1,885,800	32.37	to	29.43	60,525,988	0.00%	11.40%	to	9.55%
2014	0.95%	to	2.60%	1,982,157	29.06	to	26.87	57,190,414	0.00%	29.98%	to	27.81%
2013	0.95%	to	2.60%	1,957,164	22.35	to	21.02	43,531,343	0.00%	49.08%	to	46.60%
2012	0.95%	to	2.60%	1,447,320	14.99	to	14.34	21,622,699	0.00%	29.75%	to	27.59%
2011	0.95%	to	2.60%	674,188	11.56	to	11.24	7,772,836	0.00%	9.34%	to	7.52%
VIP Trust - Global Hard Assets Fund-Service Class (VWHAS)
2015	0.95%	to	2.20%	558,675	5.54	to	5.29	3,082,925	0.03%	-34.26%	to	-35.09%
2014	0.95%	to	2.20%	512,477	8.43	to	8.15	4,306,280	0.00%	-20.11%	to	-21.12%
2013	0.95%	to	2.20%	418,215	10.56	to	10.34	4,403,224	0.54%	9.25%	to	7.87%
2012	0.95%	to	2.20%	327,050	9.66	to	9.58	3,156,795	1.06%	-3.37%	to	-4.19%	****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.95%	to	2.25%	509,807	23.51	to	16.52	15,725,352	0.57%	-14.82%	to	-15.93%
2014	0.95%	to	2.20%	596,764	27.60	to	31.08	22,103,762	0.52%	-1.36%	to	-2.61%
2013	0.95%	to	2.20%	703,220	27.98	to	31.91	26,019,673	1.67%	10.96%	to	9.56%
2012	0.95%	to	2.20%	905,469	25.22	to	29.13	30,746,409	0.00%	28.57%	to	26.95%
2011	0.95%	to	2.20%	475,910	19.62	to	22.95	11,979,501	1.09%	-26.44%	to	-27.37%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.95%	to	2.60%	449,773	17.04	to	17.55	9,211,668	0.03%	-34.08%	to	-35.18%
2014	0.95%	to	2.60%	532,270	25.85	to	27.08	16,569,011	0.10%	-19.87%	to	-21.21%
2013	0.95%	to	2.60%	656,630	32.26	to	34.36	25,424,540	0.77%	9.48%	to	7.66%
2012	0.95%	to	2.60%	900,815	29.47	to	31.92	32,107,037	0.77%	2.40%	to	0.69%
2011	0.95%	to	2.05%	354,656	28.78	to	34.08	11,990,469	1.22%	-17.24%	to	-18.16%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.95%	to	2.25%	4,031,691	$27.55	to	$22.14	$108,192,788	0.37%	-9.22%	to	-10.41%
2014	0.95%	to	2.25%	4,909,748	30.35	to	24.72	145,438,477	0.49%	-6.16%	to	-7.40%
2013	0.95%	to	2.25%	5,765,187	32.34	to	26.69	182,232,052	1.30%	23.94%	to	22.32%
2012	0.95%	to	2.25%	6,695,505	26.09	to	21.82	170,977,693	1.16%	18.04%	to	16.49%
2011	0.95%	to	2.25%	8,197,211	22.11	to	18.73	177,547,335	1.05%	-8.09%	to	-9.29%
Variable Insurance Portfolios - Balanced (WRBP)
2015	0.95%	to	2.25%	2,255,835	21.12	to	17.04	46,494,969	0.92%	-1.27%	to	-2.57%
2014	0.95%	to	2.25%	2,447,647	21.39	to	17.49	51,201,075	0.93%	6.55%	to	5.15%
2013	0.95%	to	2.25%	2,598,391	20.07	to	16.63	51,059,224	1.46%	22.52%	to	20.92%
2012	0.95%	to	2.25%	2,832,072	16.38	to	13.76	45,485,972	1.50%	10.68%	to	9.23%
2011	0.95%	to	2.25%	3,231,584	14.80	to	12.59	46,983,411	1.52%	2.33%	to	0.99%
Variable Insurance Portfolios - Bond (WRBDP)
2015	0.95%	to	2.25%	3,294,229	16.66	to	13.24	53,499,896	2.92%	-0.75%	to	-2.05%
2014	0.95%	to	2.25%	3,864,467	16.78	to	13.52	63,353,834	3.82%	3.35%	to	1.99%
2013	0.95%	to	2.25%	4,392,785	16.24	to	13.26	69,801,032	3.56%	-3.02%	to	-4.29%
2012	0.95%	to	2.25%	5,653,755	16.74	to	13.85	92,655,701	3.12%	4.77%	to	3.39%
2011	0.95%	to	2.25%	6,157,959	15.98	to	13.40	96,552,451	2.68%	6.29%	to	4.90%
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	0.95%	to	2.25%	5,225,571	18.92	to	15.57	96,584,466	0.36%	-1.64%	to	-2.93%
2014	0.95%	to	2.25%	6,005,339	19.24	to	16.04	113,048,984	0.49%	8.64%	to	7.21%
2013	0.95%	to	2.25%	6,849,960	17.71	to	14.96	118,818,034	0.55%	32.24%	to	30.51%
2012	0.95%	to	2.25%	7,924,937	13.39	to	11.46	104,114,930	0.59%	17.47%	to	15.93%
2011	0.95%	to	2.25%	9,558,169	11.40	to	9.89	107,010,691	0.36%	0.70%	to	-0.62%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2015	0.95%	to	2.25%	676,065	19.86	to	17.02	13,185,660	1.31%	-2.99%	to	-4.26%
2014	0.95%	to	2.25%	798,548	20.47	to	17.78	16,086,259	1.15%	8.80%	to	7.37%
2013	0.95%	to	2.25%	932,175	18.81	to	16.56	17,272,541	1.62%	28.38%	to	26.70%
2012	0.95%	to	2.25%	1,093,997	14.65	to	13.07	15,813,876	1.10%	12.10%	to	10.63%
2011	0.95%	to	2.25%	1,359,638	13.07	to	11.81	17,548,996	1.05%	-5.59%	to	-6.83%
Variable Insurance Portfolios - Energy (WRENG)
2015	0.95%	to	2.25%	387,607	9.73	to	8.56	3,709,631	0.06%	-22.88%	to	-23.90%
2014	0.95%	to	2.25%	449,790	12.61	to	11.25	5,585,927	0.00%	-11.41%	to	-12.58%
2013	0.95%	to	2.25%	469,042	14.24	to	12.86	6,583,998	0.00%	26.54%	to	24.88%
2012	0.95%	to	2.25%	580,041	11.25	to	10.30	6,448,904	0.00%	0.41%	to	-0.91%
2011	0.95%	to	2.25%	805,071	11.20	to	10.40	8,933,064	0.00%	-9.94%	to	-11.12%
Variable Insurance Portfolios - Global Bond (WRGBP)
2015	0.95%	to	2.25%	354,040	10.04	to	9.44	3,527,635	3.73%	-3.58%	to	-4.85%
2014	0.95%	to	2.25%	446,528	10.41	to	9.92	4,624,307	2.23%	-0.77%	to	-2.07%
2013	0.95%	to	2.25%	368,482	10.49	to	10.13	3,851,854	0.00%	0.78%	to	-0.54%
2012	0.95%	to	2.25%	258,003	10.41	to	10.19	2,680,726	3.42%	5.40%	to	4.01%
2011	0.95%	to	2.25%	138,156	9.88	to	9.79	1,364,034	2.16%	-1.20%	to	-2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2015	0.95%	to	2.25%	675,666	9.17	to	7.98	6,079,702	0.10%	-23.13%	to	-24.14%
2014	0.95%	to	2.25%	808,834	11.93	to	10.51	9,491,809	0.00%	-13.86%	to	-15.00%
2013	0.95%	to	2.25%	965,476	13.86	to	12.37	13,170,383	0.00%	6.78%	to	5.38%
2012	0.95%	to	2.25%	1,371,424	12.98	to	11.74	17,549,749	0.00%	0.91%	to	-0.41%
2011	0.95%	to	2.25%	1,820,540	12.86	to	11.79	23,104,191	0.00%	-22.19%	to	-23.21%
Variable Insurance Portfolios - Growth (WRGP)
2015	0.95%	to	2.25%	5,662,400	18.97	to	15.95	104,855,060	0.11%	6.15%	to	4.76%
2014	0.95%	to	2.25%	6,325,193	17.87	to	15.23	110,513,892	0.41%	10.75%	to	9.30%
2013	0.95%	to	2.25%	7,313,103	16.14	to	13.93	115,513,677	0.43%	35.16%	to	33.39%
2012	0.95%	to	2.25%	8,850,476	11.94	to	10.45	103,583,897	0.06%	11.67%	to	10.20%
2011	0.95%	to	2.25%	10,732,698	10.69	to	9.48	112,624,107	0.40%	1.16%	to	-0.17%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.95%	to	2.25%	2,481,852	24.94	to	20.29	60,453,461	6.41%	-7.39%	to	-8.61%
2014	0.95%	to	2.25%	3,019,321	26.94	to	22.20	79,517,963	4.95%	0.94%	to	-0.39%
2013	0.95%	to	2.25%	3,444,773	26.69	to	22.29	90,092,893	4.89%	9.45%	to	8.01%
2012	0.95%	to	2.25%	3,437,628	24.38	to	20.63	82,139,540	6.30%	17.51%	to	15.97%
2011	0.95%	to	2.25%	3,451,947	20.75	to	17.79	70,365,113	7.33%	4.26%	to	2.90%
Variable Insurance Portfolios - International Growth (WRIP)
2015	0.95%	to	2.25%	1,529,441	15.63	to	12.68	23,301,211	0.42%	2.41%	to	1.07%
2014	0.95%	to	2.25%	1,669,710	15.26	to	12.54	24,877,580	2.14%	0.00%	to	-1.32%
2013	0.95%	to	2.25%	1,937,503	15.26	to	12.71	28,929,728	0.91%	18.09%	to	16.54%
2012	0.95%	to	2.25%	2,396,608	12.93	to	10.91	30,361,361	1.97%	16.93%	to	15.39%
2011	0.95%	to	2.25%	2,824,384	11.05	to	9.45	30,636,295	0.42%	-8.20%	to	-9.40%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2015	0.95%	to	2.05%	557,057	18.82	to	16.52	10,301,077	1.29%	-1.88%	to	-2.97%
2014	0.95%	to	2.05%	583,553	19.18	to	17.03	11,016,705	2.53%	0.48%	to	-0.64%
2013	0.95%	to	2.05%	641,781	19.09	to	17.14	12,068,034	1.67%	23.73%	to	22.35%
2012	0.95%	to	2.25%	780,139	15.43	to	13.76	11,877,621	2.39%	12.25%	to	10.77%
2011	0.95%	to	2.05%	988,441	13.75	to	12.62	13,427,910	1.56%	-14.70%	to	-15.65%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2015	0.95%	to	1.95%	509,157	$10.23	to	$9.76	$5,167,064	1.50%	-0.09%	to	-1.10%
2014	0.95%	to	1.95%	515,682	10.24	to	9.87	5,246,609	0.56%	0.02%	to	-0.99%
2013	0.95%	to	2.00%	515,731	10.24	to	9.95	5,251,273	0.00%	-1.48%	to	-2.53%
2012	0.95%	to	2.00%	494,224	10.39	to	10.21	5,120,924	4.09%	2.39%	to	1.30%
2011	0.95%	to	1.60%	233,219	10.15	to	10.11	2,364,729	2.12%	1.50%	to	1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2015	0.95%	to	1.95%	133,260	22.01	to	19.55	2,879,595	0.00%	-10.02%	to	-10.93%
2014	0.95%	to	1.95%	168,210	24.46	to	21.95	4,048,750	0.00%	-2.67%	to	-3.66%
2013	0.95%	to	1.95%	214,062	25.13	to	22.79	5,302,156	0.00%	55.79%	to	54.22%
2012	0.95%	to	1.85%	237,238	16.13	to	14.91	3,779,957	0.00%	10.78%	to	9.77%
2011	0.95%	to	1.85%	269,527	14.56	to	13.58	3,876,651	0.00%	-7.89%	to	-8.73%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.95%	to	2.25%	654,040	23.16	to	20.14	14,892,771	0.00%	-6.68%	to	-7.90%
2014	0.95%	to	2.25%	680,684	24.82	to	21.87	16,627,571	0.00%	6.84%	to	5.44%
2013	0.95%	to	2.25%	734,887	23.23	to	20.74	16,818,109	0.00%	28.70%	to	27.02%
2012	0.95%	to	2.25%	799,639	18.05	to	16.33	14,247,875	0.00%	12.48%	to	11.00%
2011	0.95%	to	2.25%	849,997	16.05	to	14.71	13,490,037	0.01%	-1.50%	to	-2.79%
Variable Insurance Portfolios - Money Market (WRMMP)
2015	0.95%	to	2.25%	1,203,265	10.67	to	8.72	12,591,418	0.02%	-0.93%	to	-2.23%
2014	0.95%	to	2.25%	1,377,912	10.77	to	8.92	14,556,405	0.02%	-0.93%	to	-2.23%
2013	0.95%	to	2.25%	1,555,209	10.87	to	9.12	16,597,987	0.02%	-0.93%	to	-2.23%
2012	0.95%	to	2.25%	1,805,265	10.98	to	9.33	19,441,214	0.02%	-0.93%	to	-2.24%
2011	0.95%	to	2.25%	2,452,513	11.08	to	9.54	26,589,991	0.02%	-0.93%	to	-2.22%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2015	0.95%	to	2.25%	332,526	23.40	to	20.12	7,642,660	1.04%	3.79%	to	2.43%
2014	0.95%	to	2.25%	374,416	22.54	to	19.65	8,308,799	1.03%	28.93%	to	27.24%
2013	0.95%	to	2.25%	393,521	17.49	to	15.44	6,779,587	1.15%	0.17%	to	-1.15%
2012	0.95%	to	2.25%	462,722	17.46	to	15.62	7,968,210	0.73%	16.60%	to	15.06%
2011	0.95%	to	2.25%	565,907	14.97	to	13.57	8,362,297	0.76%	4.01%	to	2.65%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2015	0.95%	to	2.25%	2,376,530	27.11	to	24.17	62,906,817	0.00%	-3.80%	to	-5.07%
2014	0.95%	to	2.25%	2,659,452	28.18	to	24.26	73,296,134	0.00%	1.93%	to	0.59%
2013	0.95%	to	2.25%	3,080,205	27.65	to	25.31	83,423,314	0.00%	54.90%	to	52.87%
2012	0.95%	to	2.25%	3,672,810	17.85	to	16.55	64,303,289	0.00%	26.61%	to	24.95%
2011	0.95%	to	2.25%	4,392,183	14.10	to	13.25	60,775,633	0.00%	-6.66%	to	-7.88%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2015	0.95%	to	2.25%	2,066,180	20.62	to	17.54	41,618,648	0.00%	0.91%	to	-0.41%
2014	0.95%	to	2.25%	2,321,746	20.43	to	17.58	46,410,747	0.00%	0.63%	to	-0.69%
2013	0.95%	to	2.25%	2,683,021	20.30	to	17.74	53,369,884	0.00%	42.00%	to	40.14%
2012	0.95%	to	2.25%	3,296,538	14.30	to	12.66	46,267,768	0.00%	4.16%	to	2.79%
2011	0.95%	to	2.25%	3,922,926	13.73	to	12.31	52,916,173	0.00%	-11.45%	to	-12.61%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2015	0.95%	to	2.25%	244,035	19.93	to	17.08	4,762,478	0.09%	-6.48%	to	-7.71%
2014	0.95%	to	2.25%	287,890	21.31	to	18.51	6,020,462	0.09%	6.03%	to	4.64%
2013	0.95%	to	2.25%	359,957	20.10	to	17.69	7,117,138	0.85%	32.26%	to	30.53%
2012	0.95%	to	2.05%	400,259	15.19	to	13.79	5,996,555	0.46%	17.50%	to	16.20%
2011	0.95%	to	2.05%	531,829	12.93	to	11.87	6,794,860	0.49%	-13.62%	to	-14.57%
Variable Insurance Portfolios - Value (WRVP)
2015	0.95%	to	2.25%	1,779,137	21.86	to	18.01	37,851,824	0.79%	-4.83%	to	-6.08%
2014	0.95%	to	2.25%	2,083,026	22.97	to	19.17	46,674,580	1.08%	9.89%	to	8.45%
2013	0.95%	to	2.25%	2,370,208	20.90	to	17.68	48,380,049	0.80%	34.05%	to	32.29%
2012	0.95%	to	2.25%	2,815,525	15.59	to	13.36	42,943,614	1.34%	17.75%	to	16.20%
2011	0.95%	to	2.25%	3,517,161	13.24	to	11.50	45,648,129	0.75%	-8.20%	to	-9.40%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	1.60%	to	1.75%	8,647	18.90	to	18.45	160,147	0.13%	-4.64%	to	-4.78%
2014	1.60%	to	1.75%	8,810	19.82	to	19.38	171,308	0.06%	8.66%	to	8.49%
2013	1.60%	to	1.75%	11,012	18.24	to	17.86	197,425	0.27%	28.59%	to	28.39%
2012	1.60%	to	1.75%	12,979	14.18	to	13.91	181,078	0.10%	13.67%	to	13.50%
2011	1.60%	to	1.75%	20,470	12.48	to	12.26	252,377	0.14%	-7.03%	to	-7.17%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.95%	to	2.05%	270,263	23.14	to	21.48	6,171,827	0.00%	-3.81%	to	-4.87%
2014	0.95%	to	2.05%	321,420	24.05	to	22.58	7,645,798	0.00%	-2.81%	to	-3.89%
2013	0.95%	to	2.05%	373,905	24.75	to	23.49	9,169,342	0.00%	48.80%	to	47.15%
2012	0.95%	to	2.05%	300,349	16.63	to	15.96	4,949,232	0.00%	6.84%	to	5.65%
2011	0.95%	to	2.05%	412,796	15.57	to	15.11	6,387,695	0.00%	-5.50%	to	-6.55%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	to	2.60%	2,825,641	30.34	to	25.36	83,835,381	1.38%	26.13%	to	24.03%
2012	0.95%	to	2.60%	3,103,349	24.05	to	20.45	73,128,193	2.16%	20.07%	to	18.07%
2011	0.95%	to	2.60%	3,682,904	20.03	to	17.32	72,453,662	1.30%	-9.14%	to	-10.65%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95%	to	2.20%	816,960	14.17	to	12.54	11,363,182	0.00%	-9.67%	to	-10.81%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VA International Equity Fund (obsolete) (HVIE)
2014	0.95%	to	1.20%	7,583	$11.49	to	$11.37	$86,763	1.79%	-7.57%	to	-7.81%
2013	0.95%	to	1.20%	10,484	12.43	to	12.33	129,902	1.35%	21.74%	to	21.43%
2012	0.95%	to	1.20%	9,241	10.21	to	10.16	94,163	1.52%	12.95%	to	12.66%
2011	0.95%	to	1.20%	7,372	9.04	to	9.01	66,604	1.12%	-12.39%	to	-12.61%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95%	to	2.20%	2,777,451	20.42	to	18.06	55,745,574	0.37%	-32.98%	to	-33.82%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.95%	to	2.05%	521,050	11.65	to	10.70	6,009,116	1.69%	-1.91%	to	-3.00%
2012	0.95%	to	2.15%	878,045	17.34	to	10.95	10,359,629	1.46%	12.08%	to	10.72%
2011	0.95%	to	2.15%	715,467	10.60	to	9.89	7,517,269	0.95%	-16.66%	to	-17.67%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.95%	698,073	13.54	to	12.53	9,344,201	2.25%	21.81%	to	20.58%
2012	0.95%	to	2.15%	799,025	11.11	to	10.25	8,809,472	2.93%	17.18%	to	15.75%
2011	0.95%	to	2.15%	745,150	9.49	to	8.85	7,018,430	1.69%	-11.53%	to	-12.60%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.95%	to	2.20%	2,377,530	18.19	to	16.50	42,672,358	4.72%	0.67%	to	-0.60%
2012	0.95%	to	2.20%	2,803,406	18.07	to	16.60	50,081,035	6.30%	13.97%	to	12.52%
2011	0.95%	to	2.20%	3,466,837	15.85	to	14.75	54,408,865	5.60%	-1.77%	to	-3.01%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95%	to	2.20%	1,692,213	16.76	to	15.01	27,925,404	6.39%	5.92%	to	4.58%
2012	0.95%	to	2.20%	1,969,531	15.82	to	14.35	30,763,762	7.77%	13.62%	to	12.18%
2011	0.95%	to	2.20%	2,286,315	13.93	to	12.80	31,488,000	7.96%	2.82%	to	1.53%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.95%	to	2.20%	1,838,763	14.31	to	12.99	26,008,523	3.44%	0.03%	to	-1.23%
2013	0.95%	to	2.20%	3,786,746	14.31	to	13.15	53,482,489	6.16%	4.92%	to	3.59%
2012	0.95%	to	2.20%	4,789,971	13.64	to	12.69	64,630,282	6.17%	13.01%	to	11.58%
2011	0.95%	to	2.00%	4,959,858	12.07	to	11.48	59,333,297	7.93%	3.01%	to	1.92%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95%	to	2.05%	958,212	26.19	to	22.99	24,572,794	1.12%	-0.21%	to	-1.31%
2012	0.95%	to	2.20%	1,117,157	26.24	to	22.92	28,762,555	0.44%	16.12%	to	14.65%
2011	0.95%	to	2.20%	1,447,881	22.60	to	19.99	32,179,315	0.66%	-23.13%	to	-24.10%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	1.50%	to	2.60%	22,478	19.52	to	17.51	423,707	0.91%	-1.06%	to	-2.16%
2012	1.50%	to	2.60%	28,770	19.73	to	17.90	549,863	0.24%	15.16%	to	13.87%
2011	1.50%	to	2.60%	35,349	17.13	to	15.72	588,811	0.43%	-23.75%	to	-24.60%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.95%	to	2.20%	848,759	23.25	to	20.04	19,360,340	0.52%	16.69%	to	15.22%
2012	0.95%	to	2.20%	975,577	19.92	to	17.40	19,096,114	0.80%	14.48%	to	13.03%
2011	0.95%	to	2.20%	1,215,140	17.40	to	15.39	20,803,714	1.25%	-10.62%	to	-11.75%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	1.50%	to	2.60%	130,763	16.19	to	14.04	2,040,067	1.02%	-9.69%	to	-10.69%
2013	1.50%	to	2.60%	160,369	17.93	to	15.73	2,767,075	1.13%	28.20%	to	26.77%
2012	1.50%	to	2.60%	197,646	13.98	to	12.40	2,673,230	1.67%	18.64%	to	17.31%
2011	1.50%	to	2.60%	239,221	11.79	to	10.57	2,734,899	1.10%	-18.63%	to	-19.54%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	to	2.20%	1,234,531	17.69	to	15.06	21,365,826	1.16%	-9.05%	to	-10.20%
2013	0.95%	to	2.20%	1,432,190	19.45	to	16.77	27,301,447	1.28%	29.06%	to	27.44%
2012	0.95%	to	2.20%	1,616,873	15.07	to	13.16	23,901,516	1.78%	19.52%	to	18.01%
2011	0.95%	to	2.20%	1,944,416	12.61	to	11.15	24,106,625	1.18%	-18.09%	to	-19.12%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95%	to	1.40%	4,899	9.39	to	8.97	45,091	0.12%	-8.78%	to	-9.20%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95%	to	2.60%	123,477	7.73	to	8.05	1,014,201	0.00%	-8.99%	to	-10.50%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95%	to	2.20%	125,245	8.77	to	10.87	1,137,977	0.00%	-8.25%	to	-9.41%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.95%	to	2.05%	606,157	21.22	to	19.48	12,704,561	1.14%	-26.46%	to	-27.28%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.95%	to	2.60%	1,173,183	29.47	to	25.91	34,128,221	1.21%	-17.19%	to	-18.57%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95%	to	2.25%	4,472,594	11.53	to	10.69	51,124,329	1.23%	20.19%	to	18.61%
2012	0.95%	to	2.25%	5,166,488	9.59	to	9.02	49,202,731	0.57%	14.68%	to	13.17%
2011	0.95%	to	2.25%	6,118,224	8.36	to	7.97	50,889,122	1.26%	-10.23%	to	-11.40%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.95%	to	2.20%	515,192	18.89	to	16.49	9,518,408	2.21%	20.27%	to	18.75%
2012	0.95%	to	2.20%	603,932	15.70	to	13.89	9,296,209	0.40%	16.12%	to	14.65%
2011	0.95%	to	2.20%	712,738	13.52	to	12.11	9,469,953	1.72%	-16.91%	to	-17.96%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	1.50%	to	2.60%	25,684	12.23	to	10.97	307,543	2.23%	19.28%	to	17.95%
2012	1.50%	to	2.60%	30,450	10.25	to	9.30	306,774	0.16%	15.19%	to	13.90%
2011	1.50%	to	2.60%	32,579	8.90	to	8.17	284,539	1.58%	-17.65%	to	-18.57%
Sterling Capital Strategic Allocation Equity VIF (obsolete) (BBCMAG)
2012	0.95%	to	1.70%	37,711	11.96	to	10.99	435,345	0.86%	12.33%	to	11.48%
2011	0.95%	to	1.70%	50,679	10.65	to	9.86	517,872	0.76%	-8.20%	to	-8.89%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Insurance Funds - Equity Income VIF (obsolete) (BBGI)
2014	0.95%	to	1.55%	36,540	$13.75	to	$12.69	$489,305	2.02%	3.09%	to	2.47%
2013	0.95%	to	1.55%	37,098	13.33	to	12.39	483,022	1.12%	16.63%	to	15.92%
2012	0.95%	to	1.55%	67,944	11.43	to	10.69	759,483	0.99%	13.19%	to	12.51%
2011	0.95%	to	1.55%	78,794	10.10	to	9.50	779,932	1.01%	-4.94%	to	-5.52%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95%	to	1.85%	347,539	2.78	to	2.67	956,113	12.28%	-2.81%	to	-3.69%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95%	to	1.55%	21,860	3.01	to	2.91	64,938	11.64%	-3.26%	to	-3.85%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011			1.25%	6,674			3.39	22,593	8.94%			-3.77%
VP International Fund - Class III (obsolete) (ACVI3)
2014	1.60%	to	1.75%	4,143	16.31	to	16.00	66,395	1.72%	-7.02%	to	-7.16%
2013	1.60%	to	1.75%	5,476	17.54	to	17.23	94,478	2.07%	20.45%	to	20.27%
2012	1.60%	to	1.75%	7,644	14.56	to	14.33	109,611	0.90%	19.22%	to	19.04%
2011	1.60%	to	1.75%	9,402	12.22	to	12.04	113,260	1.38%	-13.45%	to	-13.58%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.95%	to	2.60%	101,866	13.12	to	15.62	1,445,705	0.00%	2.49%	to	0.78%
2013	0.95%	to	2.60%	124,086	12.80	to	15.50	1,704,978	0.00%	44.45%	to	42.05%
2012	0.95%	to	2.60%	102,750	8.86	to	10.91	1,014,871	0.00%	7.78%	to	5.99%
2011	0.95%	to	2.60%	137,510	8.22	to	10.30	1,253,000	0.00%	-2.00%	to	-3.63%

2015	Reserves for annuity contracts in payout phase:							68,422,544
2015	Contract owners equity:							$5,058,291,034
2014	Reserves for annuity contracts in payout phase:							73,875,757
2014	Contract owners equity:							$5,801,419,569
2013	Reserves for annuity contracts in payout phase:							78,089,833
2013	Contract owners equity:							$6,214,279,257
2012	Reserves for annuity contracts in payout phase:							73,557,624
2012	Contract owners equity:							$5,859,299,538
2011	Reserves for annuity contracts in payout phase:							73,413,778
2011	Contract owners equity:							$6,061,567,903
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.